UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-5199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	December 31, 2007

Date of reporting period:	June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Small Cap Value Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class A

2007 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Small Cap Value Fund, Variable Series / June 30, 2007

Columbia Small Cap Value Fund, Variable Series seeks long-term growth by investing primarily in smaller capitalization (small-cap) equities.

Stephen D. Barbaro, the lead manager, has co-managed the fund since June 2002. Jeremy Javidi has co-managed the fund since August 2005.

Summary

•  For the six-month period that ended June 30, 2007, Columbia Small Cap Value Fund, Variable Series came out ahead of its benchmark, the Russell 2000 Value Index.1 However, its return was lower than the average return for the Morningstar Small Value VIT Category.2 Strong stock selection — a result of the fund's focus on financially strong companies with attractive valuations — and favorable sector weights helped the fund outpace the Russell index by a sizable margin.

•  An overweight and strong stock picking in industrials gave a major boost to returns. Among the standouts were United Stationers, Inc., a stationery products company, and Belden CDT, Inc., a wire and cable company (0.5% and 0.6% of net assets, respectively), both of which benefited from strong economic activity. An underweight in the weak financials sector, particularly subprime mortgage real estate investment trusts (REITs) and "thrifts," further aided performance. Stock selection in health care and energy was also positive. In health care, we focused on services and facilities companies, which were driven higher by two factors: new Medicare rates were not as bad as expected and takeover news was positive for the sector. In energy, refining stocks delivered outsized gains, as did some service companies that were bought out at a substantial premium.

The only real negative was the materials sector, where the fund's stocks generated positive returns that nicely beat the Russell index, but trailed the sector average. The biggest drain came from not owning some of the higher-volatility, lower quality names in the index , which did well as commodity prices rose.

•  Going forward, we expect small-cap stocks to continue to climb, especially if liquidity and credit trends remain positive, interest rates move only moderately and mergers and acquisitions continue at a strong pace. The fund is positioned for the possibility of higher interest rates or more market volatility with a fairly aggressive underweight in financials and an overweight in health care.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of June 30, 2007 and are subject to change.

1  The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  ©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Performance Information

Columbia Small Cap Value Fund, Variable Series / June 30, 2007

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed, at which time taxes will become due.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2007 (%)

	(cumulative) 6-month	1-year	5-year	Life
Class A (05/19/98)	6.92	16.97	15.59	11.04
Russell 2000 Value Index[1]	3.80	16.05	14.62	10.83

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/06	06/30/07
Class A	20.67	22.10

Annual operating expense ratio (%)*
Class A	0.91

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including or excluding fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Total return performance includes changes in share price and reinvestment of all distributions. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

1  Index performance for the life of the fund is from May 19, 1998.

2

Understanding Your Expenses

Columbia Small Cap Value Fund, Variable Series / June 30, 2007

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/07 – 06/30/07	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,069.18	1,020.33	4.62	4.51	0.90

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Small Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS— 99.6%
Consumer Discretionary—10.9%
Auto Components — 1.0%
American Axle & Manufacturing Holdings, Inc.	31,230	$925,033
BorgWarner, Inc.	25,490	2,193,159
Modine Manufacturing Co.	59,100	1,335,660
		4,453,852
Distributors — 0.3%
Building Materials Holding Corp.	90,690	1,286,891
Diversified Consumer Services — 0.5%
Regis Corp.	53,360	2,041,020
Hotels, Restaurants & Leisure — 1.9%
Bob Evans Farms, Inc.	51,430	1,895,195
CEC Entertainment, Inc. (a)	35,110	1,235,872
Landry's Restaurants, Inc.	69,860	2,113,964
Multimedia Games, Inc. (a)	81,122	1,035,117
O'Charleys, Inc.	54,200	1,092,672
Vail Resorts, Inc. (a)	14,590	888,093
		8,260,913
Household Durables — 2.4%
American Greetings Corp., Class A	130,170	3,687,716
CSS Industries, Inc.	33,100	1,311,091
Ethan Allen Interiors, Inc.	40,560	1,389,180
Furniture Brands International, Inc.	105,900	1,503,780
Kimball International, Inc., Class B	85,160	1,193,092
Skyline Corp.	46,330	1,390,363
		10,475,222
Media — 0.1%
4Kids Entertainment, Inc. (a)	31,025	465,375
Multiline Retail — 0.2%
99 Cents Only Stores (a)	73,040	957,555
Specialty Retail — 2.9%
America's Car-Mart, Inc. (a)	147,647	2,006,523
GameStop Corp., Class A (a)	65,490	2,560,659
Monro Muffler, Inc.	65,095	2,437,808
Payless Shoesource, Inc. (a)	50,620	1,597,061
Rent-A-Center, Inc. (a)	79,270	2,079,252
United Retail Group, Inc. (a)	72,700	845,501
Zale Corp. (a)	52,630	1,253,120
		12,779,924
Textiles, Apparel & Luxury Goods — 1.6%
Delta Apparel, Inc.	47,310	858,677
Hampshire Group Ltd. (a)	86,257	1,457,743
Hartmarx Corp. (a)	162,566	1,295,651
K-Swiss, Inc., Class A	39,800	1,127,534
Wolverine World Wide, Inc.	92,250	2,556,247
		7,295,852

	Shares	Value
Consumer Staples — 4.7%
Beverages — 0.4%
MGP Ingredients, Inc.	97,111	$1,641,176
Food & Staples Retailing — 1.3%
BJ's Wholesale Club, Inc. (a)	47,840	1,723,675
Ruddick Corp.	35,650	1,073,778
Weis Markets, Inc.	76,580	3,102,256
		5,899,709
Food Products — 3.0%
American Italian Pasta Co., Class A (a)	83,040	797,184
Flowers Foods, Inc.	56,863	1,896,950
Fresh Del Monte Produce, Inc. (a)	74,730	1,871,986
J & J Snack Foods Corp.	41,998	1,585,005
Lancaster Colony Corp.	45,670	1,913,116
Lance, Inc.	61,700	1,453,652
Maui Land & Pineapple Co., Inc. (a)	41,740	1,533,110
Ralcorp Holdings, Inc.	36,540	1,953,063
		13,004,066
Energy— 6.0%
Energy Equipment & Services — 2.1%
Complete Production Services, Inc. (a)	35,060	906,301
Grey Wolf, Inc. (a)	238,400	1,964,416
Lufkin Industries, Inc.	35,742	2,307,146
Oil States International, Inc. (a)	29,610	1,224,077
Superior Well Services, Inc. (a)	18,380	467,036
TriCo Marine Services, Inc. (a)	59,637	2,437,961
		9,306,937
Oil, Gas & Consumable Fuels — 3.9%
Alpha Natural Resources, Inc. (a)	70,430	1,464,240
Aurora Oil & Gas Corp. (a)	178,970	381,206
Bois d'Arc Energy, Inc. (a)	55,997	953,629
Comstock Resources, Inc. (a)	24,450	732,767
Harvest Natural Resources, Inc. (a)	157,530	1,876,182
Nordic American Tanker Shipping	47,861	1,954,643
Peabody Energy Corp.	34,460	1,667,175
Range Resources Corp.	89,790	3,359,044
Stone Energy Corp. (a)	32,570	1,115,848
Swift Energy Co. (a)	22,140	946,706
Western Refining, Inc.	43,551	2,517,248
		16,968,688
Financials — 26.5%
Capital Markets — 0.7%
Piper Jaffray Companies, Inc. (a)	36,210	2,017,983
Thomas Weisel Partners Group, Inc. (a)	74,613	1,242,307
		3,260,290

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Commercial Banks — 9.6%
BancFirst Corp.	35,298	$1,511,460
BancTrust Financial Group, Inc.	69,878	1,467,438
Bank of Granite Corp.	111,371	1,858,782
Bryn Mawr Bank Corp.	67,107	1,542,119
Capitol Bancorp Ltd.	69,583	1,901,703
Central Pacific Financial Corp.	51,300	1,693,413
Chemical Financial Corp.	80,535	2,083,440
City Holding Co.	32,210	1,234,609
Columbia Banking System, Inc.	58,460	1,709,955
Community Trust Bancorp, Inc.	43,601	1,408,312
First Citizens BancShares, Inc., Class A	9,199	1,788,286
First Financial Corp.	63,100	1,852,616
First National Bank of Alaska	396	871,200
Mass Financial Corp., Class A (a)	154,340	694,530
Merchants Bancshares, Inc.	64,249	1,477,727
Northrim BanCorp, Inc.	58,148	1,588,022
Park National Corp.	14,502	1,229,625
S&T Bancorp, Inc.	53,753	1,768,474
Sandy Spring Bancorp, Inc.	33,650	1,057,956
South Financial Group, Inc.	94,100	2,130,424
Sterling Bancorp NY	102,210	1,638,426
Susquehanna Bancshares, Inc.	93,620	2,094,279
Taylor Capital Group, Inc.	57,950	1,595,364
TriCo Bancshares	26,478	592,048
UMB Financial Corp.	73,010	2,691,879
Whitney Holding Corp.	85,350	2,569,035
		42,051,122
Consumer Finance — 1.7%
Advance America Cash Advance Centers, Inc.	193,580	3,434,109
Cash America International, Inc.	100,100	3,968,965
		7,403,074
Diversified Financial Services — 0.7%
Financial Federal Corp.	32,641	973,355
Medallion Financial Corp.	156,829	1,855,287
		2,828,642
Insurance — 7.5%
American Physicians Capital, Inc. (a)	51,495	2,085,548
Baldwin & Lyons, Inc., Class B	65,591	1,704,054
CNA Surety Corp. (a)	111,040	2,099,767
Commerce Group, Inc.	79,750	2,768,920
Delphi Financial Group, Inc., Class A	76,659	3,205,879
EMC Insurance Group, Inc.	11,104	275,601
Harleysville Group, Inc.	42,025	1,401,954
Horace Mann Educators Corp.	114,410	2,430,069
KMG America Corp. (a)	283,141	1,486,490
National Western Life Insurance Co., Class A	6,286	1,589,855
Navigators Group, Inc. (a)	72,217	3,892,496
Phoenix Companies, Inc.	159,430	2,393,044
ProCentury Corp.	143,079	2,398,004
RLI Corp.	40,257	2,252,379
United America Indemnity Ltd., Class A (a)	110,730	2,753,855
		32,737,915

	Shares	Value
Real Estate Investment Trusts (REITs) — 4.5%
Colonial Properties Trust	46,440	$1,692,738
Franklin Street Properties Corp.	139,442	2,306,371
Getty Realty Corp.	52,420	1,377,598
Healthcare Realty Trust, Inc.	82,540	2,292,961
Lexington Corporate Properties Trust	107,135	2,228,408
Potlatch Corp.	55,690	2,397,454
Strategic Hotels & Resorts, Inc.	71,200	1,601,288
Sun Communities, Inc.	82,800	2,464,956
Universal Health Realty Income Trust	49,520	1,649,016
Urstadt Biddle Properties, Inc., Class A	101,180	1,721,072
		19,731,862
Thrifts & Mortgage Finance — 1.8%
Bank Mutual Corp.	96,660	1,114,490
Corus Bankshares, Inc.	162,719	2,808,530
Flagstar BanCorp, Inc.	140,650	1,694,833
TrustCo Bank Corp. NY	134,080	1,324,710
Washington Federal, Inc.	45,900	1,115,829
		8,058,392
Health Care — 8.9%
Health Care Equipment & Supplies — 2.1%
Analogic Corp.	22,570	1,659,121
DJO, Inc. (a)	29,840	1,231,497
Haemonetics Corp. (a)	41,960	2,207,516
STERIS Corp.	107,480	3,288,888
Vital Signs, Inc.	18,210	1,011,565
		9,398,587
Health Care Providers & Services — 4.6%
Amedisys, Inc. (a)	33,430	1,214,512
AmSurg Corp. (a)	53,100	1,281,834
Cross Country Healthcare, Inc. (a)	99,600	1,661,328
Gentiva Health Services, Inc.	104,440	2,095,066
Kindred Healthcare, Inc. (a)	91,170	2,800,743
NovaMed, Inc. (a)	193,136	1,168,473
Owens & Minor, Inc.	50,160	1,752,590
Pediatrix Medical Group, Inc. (a)	80,020	4,413,103
RehabCare Group, Inc. (a)	43,730	622,715
Res-Care, Inc. (a)	102,740	2,171,924
U.S. Physical Therapy, Inc. (a)	60,160	810,355
		19,992,643
Life Sciences Tools & Services — 1.5%
Bio-Rad Laboratories, Inc., Class A (a)	27,490	2,077,419
PAREXEL International Corp. (a)	76,260	3,207,496
Varian, Inc. (a)	22,710	1,245,189
		6,530,104
Pharmaceuticals — 0.7%
Alpharma, Inc., Class A	71,120	1,849,831
Sciele Pharma, Inc. (a)	49,170	1,158,445
		3,008,276

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Industrials— 18.3%
Aerospace & Defense — 1.7%
AAR Corp. (a)	89,240	$2,945,812
Esterline Technologies Corp. (a)	65,590	3,168,653
Moog, Inc., Class A (a)	32,880	1,450,337
		7,564,802
Airlines — 1.0%
AirTran Holdings, Inc. (a)	105,590	1,153,043
JetBlue Airways Corp. (a)	121,900	1,432,325
Skywest, Inc.	71,380	1,700,985
		4,286,353
Building Products — 1.6%
Goodman Global, Inc. (a)	61,336	1,362,886
Lennox International, Inc.	44,400	1,519,812
NCI Building Systems, Inc. (a)	59,410	2,930,695
Universal Forest Products, Inc.	29,970	1,266,532
		7,079,925
Commercial Services & Supplies — 4.1%
ABM Industries, Inc.	51,780	1,336,442
Casella Waste Systems, Inc., Class A (a)	100,290	1,081,126
CBIZ, Inc. (a)	90,404	664,469
Consolidated Graphics, Inc. (a)	58,040	4,021,011
Healthcare Services Group, Inc.	83,596	2,466,082
IKON Office Solutions, Inc.	109,500	1,709,295
Korn/Ferry International (a)	68,390	1,795,922
Navigant Consulting, Inc. (a)	88,140	1,635,878
TeleTech Holdings, Inc. (a)	32,327	1,049,981
United Stationers, Inc. (a)	31,950	2,129,148
		17,889,354
Construction & Engineering — 1.8%
EMCOR Group, Inc. (a)	44,430	3,238,947
KHD Humboldt Wedag International Ltd. (a)	72,191	4,439,747
		7,678,694
Electrical Equipment — 2.2%
Belden CDT, Inc.	43,660	2,416,581
Genlyte Group, Inc. (a)	40,660	3,193,436
Woodward Governor Co.	75,270	4,039,741
		9,649,758
Machinery — 2.5%
Briggs & Stratton Corp.	55,600	1,754,736
EnPro Industries, Inc. (a)	71,800	3,072,322
Harsco Corp.	102,680	5,339,360
Kadant, Inc. (a)	31,853	993,814
		11,160,232
Road & Rail — 2.3%
Amerco, Inc. (a)	19,900	1,502,450
Dollar Thrifty Automotive Group, Inc. (a)	34,440	1,406,530
Genesee & Wyoming, Inc., Class A (a)	41,170	1,228,513
Heartland Express, Inc.	78,380	1,277,594
Ryder System, Inc.	30,610	1,646,818

	Shares	Value
Vitran Corp., Inc. (a)	10,581	$225,798
Werner Enterprises, Inc.	142,510	2,871,576
		10,159,279
Trading Companies & Distributors — 1.1%
Kaman Corp.	63,850	1,991,482
Watsco, Inc.	53,760	2,924,544
		4,916,026
Information Technology — 13.1%
Communications Equipment — 2.2%
Anaren, Inc. (a)	110,262	1,941,714
Andrew Corp. (a)	74,942	1,082,162
Black Box Corp.	40,576	1,679,035
Dycom Industries, Inc. (a)	85,890	2,574,982
Polycom, Inc. (a)	43,840	1,473,024
Tollgrade Communications, Inc. (a)	72,390	763,715
		9,514,632
Computers & Peripherals — 1.6%
Electronics for Imaging, Inc. (a)	82,060	2,315,733
Emulex Corp. (a)	77,990	1,703,301
Imation Corp.	37,880	1,396,257
QLogic Corp. (a)	66,560	1,108,224
Rackable Systems, Inc. (a)	38,160	471,658
		6,995,173
Electronic Equipment & Instruments — 3.7%
Agilysys, Inc.	55,870	1,257,075
Anixter International, Inc.	41,740	3,139,265
Benchmark Electronics, Inc. (a)	84,695	1,915,801
Brightpoint, Inc. (a)	177,674	2,450,125
Coherent, Inc. (a)	35,468	1,082,129
MTS Systems Corp.	49,990	2,233,053
NAM TAI Electronics, Inc.	136,380	1,625,650
Vishay Intertechnology, Inc. (a)	151,100	2,390,402
		16,093,500
IT Services — 1.6%
CACI International, Inc., Class A (a)	24,300	1,187,055
CSG Systems International, Inc. (a)	52,405	1,389,257
MAXIMUS, Inc.	30,430	1,320,053
MPS Group, Inc. (a)	249,530	3,336,216
		7,232,581
Semiconductors & Semiconductor Equipment — 2.4%
Actel Corp. (a)	96,150	1,337,447
Advanced Energy Industries, Inc. (a)	51,180	1,159,739
Asyst Technologies, Inc. (a)	109,580	792,263
ATMI, Inc. (a)	22,970	689,100
Brooks Automation, Inc. (a)	44,792	812,975
Cabot Microelectronics Corp. (a)	20,240	718,318
Exar Corp. (a)	85,760	1,149,184
Fairchild Semiconductor International, Inc. (a)	66,510	1,284,973
Sigmatel, Inc. (a)	92,026	266,875

See Accompanying Notes to Financial Statements.
6

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Standard Microsystems Corp. (a)	45,250	$1,553,885
Varian Semiconductor Equipment Associates, Inc. (a)	14,457	579,147
		10,343,906
Software — 1.6%
Captaris, Inc. (a)	176,490	903,629
Lawson Software, Inc. (a)	70,940	701,597
MSC.Software Corp. (a)	137,490	1,861,615
Sybase, Inc. (a)	72,250	1,726,052
Transaction Systems Architects, Inc. (a)	59,540	2,004,116
		7,197,009
Materials — 6.7%
Chemicals — 1.8%
H.B. Fuller Co.	118,880	3,553,323
Minerals Technologies, Inc.	35,220	2,357,979
Sensient Technologies Corp.	81,420	2,067,254
		7,978,556
Construction Materials — 0.6%
Eagle Materials, Inc.	56,020	2,747,781
Containers & Packaging — 2.0%
AptarGroup, Inc.	84,140	2,992,018
Greif, Inc., Class A	57,103	3,403,910
Greif, Inc., Class B	40,965	2,301,414
		8,697,342
Metals & Mining — 1.6%
Carpenter Technology Corp.	16,680	2,173,571
Haynes International, Inc. (a)	16,095	1,358,901
Metal Management, Inc.	34,060	1,501,024
Worthington Industries, Inc.	83,490	1,807,558
		6,841,054
Paper & Forest Products — 0.7%
Glatfelter Co.	118,110	1,605,115
Mercer International, Inc. (a)	153,800	1,568,760
		3,173,875
Telecommunication Services — 0.3%
Diversified Telecommunication Services — 0.3%
North Pittsburgh Systems, Inc.	61,380	1,304,325
Utilities — 4.2%
Electric Utilities — 2.5%
ALLETE, Inc.	37,190	1,749,789
El Paso Electric Co. (a)	92,470	2,271,063
Hawaiian Electric Industries, Inc.	33,839	801,646
Maine & Maritimes Corp. (a)	16,910	454,034
MGE Energy, Inc.	49,870	1,629,253
Otter Tail Corp.	56,910	1,825,104
Portland General Electric Co.	28,311	776,854
UIL Holdings Corp.	48,140	1,593,434
		11,101,177

	Shares	Value
Gas Utilities — 1.0%
Northwest Natural Gas Co.	47,580	$2,197,720
WGL Holdings, Inc.	70,000	2,284,800
		4,482,520
Multi-Utilities — 0.7%
CH Energy Group, Inc.	67,730	3,045,818
Total Common Stocks (cost of $362,621,946)		436,971,759
	Par
SHORT-TERM OBLIGATION — 0.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due 07/02/07 at 4.160%, collateralized by a U.S. Treasury Obligation maturing 02/15/21, market value $2,505,750 (repurchase proceeds $2,453,850)	$2,453,000	2,453,000
Total Short-Term Obligation (cost of $2,453,000)		2,453,000
Total Investments — 100.2% (cost of $365,074,946) (b)		439,424,759
Other Assets & Liabilities, Net — (0.2)%		(758,112)
Net Assets — 100.0%		$438,666,647

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $365,074,946.

At June 30, 2007, the Fund held investments in the following sectors:

% of Net Assets
Financials	26.5
Industrials	18.3
Information Technology	13.1
Consumer Discretionary	10.9
Health Care	8.9
Materials	6.7
Energy	6.0
Consumer Staples	4.7
Utilities	4.2
Telecommunication Services	0.3
99.6
Short-Term Obligation	0.6
Other Assets & Liabilities, Net	(0.2)
100.0

See Accompanying Notes to Financial Statements.
7

Statement of Assets and Liabilities

Columbia Small Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

Assets
Investments, at cost	$365,074,946
Investments, at value	$439,424,759
Cash	285,021
Receivable for:
Investments sold	3,823,651
Fund shares sold	583,113
Interest	567
Dividends	485,898
Expense reimbursement due from Distributor	18,968
Deferred Trustees' compensation plan	22,386
Total Assets	444,644,363
Liabilities
Payable for:
Investments purchased	5,302,697
Fund shares repurchased	140,292
Investment advisory fee	285,540
Pricing and bookkeeping fees	14,475
Trustees' fees	674
Custody fee	15,095
Reports to shareholders	79,128
Distribution fee—Class B	86,087
Chief compliance officer expenses	260
Deferred Trustees' compensation plan	22,386
Other liabilities	31,082
Total Liabilities	5,977,716
Net Assets	$438,666,647
Net Assets Consist of
Paid-in capital	$284,142,657
Undistributed net investment income	2,371,305
Accumulated net realized gain	77,802,872
Net unrealized appreciation on investments	74,349,813
Net Assets	$438,666,647
Class A:
Net assets	$13,057,456
Shares outstanding	590,935
Net asset value per share	$22.10
Class B:
Net assets	$425,609,191
Shares outstanding	19,343,859
Net asset value per share	$22.00

See Accompanying Notes to Financial Statements.
8

Statement of Operations

Columbia Small Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income
Dividends	$3,557,955
Interest	18,248
Total Investment Income	3,576,203
Expenses
Investment advisory fee	1,728,947
Distribution fee—Class B	523,615
Transfer agent fee	146
Pricing and bookkeeping fees	62,449
Trustees' fees	15,407
Custody fee	36,168
Chief compliance officer expense	260
Other expenses	104,070
Total Operating Expenses	2,471,062
Interest expense	5,780
Total Expenses	2,476,842
Fees waived by Distributor—Class B	(106,776)
Custody earnings credit	(261)
Net Expenses	2,369,805
Net Investment Income	1,206,398
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	33,078,859
Net change in unrealized appreciation on investments	(5,831,551)
Net Gain	27,247,308
Net Increase Resulting from Operations	$28,453,706

See Accompanying Notes to Financial Statements.
9

Statement of Changes in Net Assets

Columbia Small Cap Value Fund, Variable Series

	(Unaudited) Six Months Ended June 30,	Year Ended December 31,
Increase (Decrease) in Net Assets	2007	2006
Operations
Net investment income	$1,206,398	$1,195,661
Net realized gain on investments	33,078,859	44,973,222
Net change in unrealized appreciation (depreciation) on investments	(5,831,551)	29,070,227
Net Increase Resulting from Operations	28,453,706	75,239,110
Distributions Declared to Shareholders
From net investment income:
Class A	—	(69,898)
Class B	—	(1,434,176)
From net realized gains:
Class A	—	(364,376)
Class B	—	(11,170,592)
Total Distributions Declared to Shareholders	—	(13,039,042)
Share Transactions
Class A:
Subscriptions	683,051	1,258,094
Distributions reinvested	—	434,274
Redemptions	(2,188,596)	(3,782,094)
Net Decrease	(1,505,545)	(2,089,726)
Class B:
Subscriptions	23,963,739	64,312,244
Distributions reinvested	—	12,604,768
Redemptions	(52,790,396)	(109,733,955)
Net Decrease	(28,826,657)	(32,816,943)
Net Decrease from Share Transactions	(30,332,202)	(34,906,669)
Total Increase (Decrease) in Net Assets	(1,878,496)	27,293,399
Net Assets
Beginning of period	440,545,143	413,251,744
End of period	$438,666,647	$440,545,143
Undistributed net investment income at end of period	$2,371,305	$1,164,907
Changes in Shares
Class A:
Subscriptions	32,123	64,076
Issued for distributions reinvested	—	22,725
Redemptions	(102,276)	(193,433)
Net Decrease	(70,153)	(106,632)
Class B:
Subscriptions	1,107,974	3,293,700
Issued for distributions reinvested	—	661,667
Redemptions	(2,479,036)	(5,678,595)
Net Decrease	(1,371,062)	(1,723,228)

See Accompanying Notes to Financial Statements.
10

Financial Highlights

Columbia Small Cap Value Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended		Year Ended December 31,
	June 30,
	2007		2006 (a)		2005		2004	2003		2002
Net Asset Value, Beginning of Period	$20.67		$17.86		$16.94		$14.23	$10.48		$11.56
Income from Investment Operations:
Net investment income (b)	0.08		0.11		0.12		0.09	0.07		0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.35		3.33		0.83		3.13	4.03		(0.73)
Total from Investment Operations	1.43		3.44		0.95		3.22	4.10		(0.71)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.10)		—		(0.07)	(0.03)		(0.01)
From net realized gains	—		(0.53)		(0.03)		(0.44)	(0.32)		(0.36)
Total Distributions Declared to Shareholders	—		(0.63)		(0.03)		(0.51)	(0.35)		(0.37)
Net Asset Value, End of Period	$22.10		$20.67		$17.86		$16.94	$14.23		$10.48
Total return (c)(d)	6.92	%(e)	19.57%		5.64	%(f)(g)	22.70%	39.30	%(f)	(6.12	)%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (h)	0.90	%(i)	0.91%		0.90%		0.97%	1.10%		1.10%
Interest expense	—	%(i)(j)	—	%(j)	—		—	—		—
Net expenses (h)	0.90	%(i)	0.91%		0.90%		0.97%	1.10%		1.10%
Waiver/reimbursement	—		—		—	%(j)	—	0.11%		0.04%
Net investment income (h)	0.74	%(i)	0.57%		0.67%		0.57%	0.59%		0.18%
Portfolio turnover rate	22	%(e)	35%		38%		30%	55%		125%
Net assets, end of period (000's)	$13,057		$13,668		$13,711		$14,557	$10,738		$7,893

(a)  On May 1, 2006, Colonial Small Cap Value Fund, Variable Series, was renamed Columbia Small Cap Value Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
11

Notes to Financial Statements

Columbia Small Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

Note 1. Organization

Columbia Small Cap Value Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust on June 9, 1987.

Investment Goal—The Fund seeks long-term growth by investing primarily in smaller capitalization (small-cap) equities.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at "fair value" as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

12

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared daily and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
Ordinary Income*	$2,591,993
Long-Term Capital Gains	10,447,049

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$90,180,032
Unrealized depreciation	(15,830,219)
Net unrealized appreciation	$74,349,813

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes- an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.80%
$500 million to $1 billion	0.75%
Over $1 billion	0.70%

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.80% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

13

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

For the six months ended June 30, 2007, the total amount paid and payable to affiliates by the Fund under these agreements were $7,555 and $1,856, respectively.

For the six months ended June 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.029% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—The Distributor has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed the annual rate of 1.10% of the Fund's average daily net assets. For Class B shares, the Distributor will first reimburse the Class B distribution fee up to 0.25% annually of the Class B shares' average daily net assets to reach the 1.10% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may modify or terminate this arrangement at any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $96,535,820 and $125,683,692, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at

14

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the average daily loan balance outstanding on days where borrowings existed was $1,151,515 at a weighted average interest rate of 5.78%.

Note 7. Disclosure of Significant Risks and Contingencies

Sector Focus—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds,

15

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 17, 2007, the District Court entered an amended preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

16

Important Information About This Report

A description of the policies and procedures that Columbia Small Cap Value Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund. This material must be preceded or accompanied by a current prospectus.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Small Cap Value Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class B

2007 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Small Cap Value Fund, Variable Series / June 30, 2007

Columbia Small Cap Value Fund, Variable Series seeks long-term growth by investing primarily in smaller capitalization (small-cap) equities.

Stephen D. Barbaro, the lead manager, has co-managed the fund since June 2002. Jeremy Javidi has co-managed the fund since August 2005.

Summary

•  For the six-month period that ended June 30, 2007, Columbia Small Cap Value Fund, Variable Series came out ahead of its benchmark, the Russell 2000 Value Index.1 However, its return was lower than the average return for the Morningstar Small Value VIT Category.2 Strong stock selection — a result of the fund's focus on financially strong companies with attractive valuations — and favorable sector weights helped the fund outpace the Russell index by a sizable margin.

•  An overweight and strong stock picking in industrials gave a major boost to returns. Among the standouts were United Stationers, Inc., a stationery products company, and Belden CDT, Inc., a wire and cable company (0.5% and 0.6% of net assets, respectively), both of which benefited from strong economic activity. An underweight in the weak financials sector, particularly subprime mortgage real estate investment trusts (REITs) and "thrifts," further aided performance. Stock selection in health care and energy was also positive. In health care, we focused on services and facilities companies, which were driven higher by two factors: new Medicare rates were not as bad as expected and takeover news was positive for the sector. In energy, refining stocks delivered outsized gains, as did some service companies that were bought out at a substantial premium.

The only real negative was the materials sector, where the fund's stocks generated positive returns that nicely beat the Russell index, but trailed the sector average. The biggest drain came from not owning some of the higher-volatility, lower quality names in the index , which did well as commodity prices rose.

•  Going forward, we expect small-cap stocks to continue to climb, especially if liquidity and credit trends remain positive, interest rates move only moderately and mergers and acquisitions continue at a strong pace. The fund is positioned for the possibility of higher interest rates or more market volatility with a fairly aggressive underweight in financials and an overweight in health care.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of June 30, 2007 and are subject to change.

1  The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  ©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Performance Information

Columbia Small Cap Value Fund, Variable Series / June 30, 2007

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed, at which time taxes will become due.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2007 (%)

	(cumulative) 6-month	1-year	5-year	Life
Class B (06/01/00)	6.74	16.73	15.42	10.95
Russell 2000 Value Index	3.80	16.05	14.62	10.83

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/06	06/30/07
Class B	20.61	22.00

Annual operating expense ratio (%)*
Class B	1.16

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including or excluding fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Total return performance includes changes in share price and reinvestment of all distributions. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Class B shares (newer class shares) performance information includes returns of the fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class of shares would be lower.

Index performance for the life of the fund is from May 19, 1998, which is the inception date of Class A shares (oldest existing share class).

2

Understanding Your Expenses

Columbia Small Cap Value Fund, Variable Series / June 30, 2007

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/07 – 06/30/07	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	1,067.39	1,019.34	5.64	5.51	1.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Small Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS— 99.6%
Consumer Discretionary—10.9%
Auto Components — 1.0%
American Axle & Manufacturing Holdings, Inc.	31,230	$925,033
BorgWarner, Inc.	25,490	2,193,159
Modine Manufacturing Co.	59,100	1,335,660
		4,453,852
Distributors — 0.3%
Building Materials Holding Corp.	90,690	1,286,891
Diversified Consumer Services — 0.5%
Regis Corp.	53,360	2,041,020
Hotels, Restaurants & Leisure — 1.9%
Bob Evans Farms, Inc.	51,430	1,895,195
CEC Entertainment, Inc. (a)	35,110	1,235,872
Landry's Restaurants, Inc.	69,860	2,113,964
Multimedia Games, Inc. (a)	81,122	1,035,117
O'Charleys, Inc.	54,200	1,092,672
Vail Resorts, Inc. (a)	14,590	888,093
		8,260,913
Household Durables — 2.4%
American Greetings Corp., Class A	130,170	3,687,716
CSS Industries, Inc.	33,100	1,311,091
Ethan Allen Interiors, Inc.	40,560	1,389,180
Furniture Brands International, Inc.	105,900	1,503,780
Kimball International, Inc., Class B	85,160	1,193,092
Skyline Corp.	46,330	1,390,363
		10,475,222
Media — 0.1%
4Kids Entertainment, Inc. (a)	31,025	465,375
Multiline Retail — 0.2%
99 Cents Only Stores (a)	73,040	957,555
Specialty Retail — 2.9%
America's Car-Mart, Inc. (a)	147,647	2,006,523
GameStop Corp., Class A (a)	65,490	2,560,659
Monro Muffler, Inc.	65,095	2,437,808
Payless Shoesource, Inc. (a)	50,620	1,597,061
Rent-A-Center, Inc. (a)	79,270	2,079,252
United Retail Group, Inc. (a)	72,700	845,501
Zale Corp. (a)	52,630	1,253,120
		12,779,924
Textiles, Apparel & Luxury Goods — 1.6%
Delta Apparel, Inc.	47,310	858,677
Hampshire Group Ltd. (a)	86,257	1,457,743
Hartmarx Corp. (a)	162,566	1,295,651
K-Swiss, Inc., Class A	39,800	1,127,534
Wolverine World Wide, Inc.	92,250	2,556,247
		7,295,852

	Shares	Value
Consumer Staples — 4.7%
Beverages — 0.4%
MGP Ingredients, Inc.	97,111	$1,641,176
Food & Staples Retailing — 1.3%
BJ's Wholesale Club, Inc. (a)	47,840	1,723,675
Ruddick Corp.	35,650	1,073,778
Weis Markets, Inc.	76,580	3,102,256
		5,899,709
Food Products — 3.0%
American Italian Pasta Co., Class A (a)	83,040	797,184
Flowers Foods, Inc.	56,863	1,896,950
Fresh Del Monte Produce, Inc. (a)	74,730	1,871,986
J & J Snack Foods Corp.	41,998	1,585,005
Lancaster Colony Corp.	45,670	1,913,116
Lance, Inc.	61,700	1,453,652
Maui Land & Pineapple Co., Inc. (a)	41,740	1,533,110
Ralcorp Holdings, Inc.	36,540	1,953,063
		13,004,066
Energy— 6.0%
Energy Equipment & Services — 2.1%
Complete Production Services, Inc. (a)	35,060	906,301
Grey Wolf, Inc. (a)	238,400	1,964,416
Lufkin Industries, Inc.	35,742	2,307,146
Oil States International, Inc. (a)	29,610	1,224,077
Superior Well Services, Inc. (a)	18,380	467,036
TriCo Marine Services, Inc. (a)	59,637	2,437,961
		9,306,937
Oil, Gas & Consumable Fuels — 3.9%
Alpha Natural Resources, Inc. (a)	70,430	1,464,240
Aurora Oil & Gas Corp. (a)	178,970	381,206
Bois d'Arc Energy, Inc. (a)	55,997	953,629
Comstock Resources, Inc. (a)	24,450	732,767
Harvest Natural Resources, Inc. (a)	157,530	1,876,182
Nordic American Tanker Shipping	47,861	1,954,643
Peabody Energy Corp.	34,460	1,667,175
Range Resources Corp.	89,790	3,359,044
Stone Energy Corp. (a)	32,570	1,115,848
Swift Energy Co. (a)	22,140	946,706
Western Refining, Inc.	43,551	2,517,248
		16,968,688
Financials — 26.5%
Capital Markets — 0.7%
Piper Jaffray Companies, Inc. (a)	36,210	2,017,983
Thomas Weisel Partners Group, Inc. (a)	74,613	1,242,307
		3,260,290

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Commercial Banks — 9.6%
BancFirst Corp.	35,298	$1,511,460
BancTrust Financial Group, Inc.	69,878	1,467,438
Bank of Granite Corp.	111,371	1,858,782
Bryn Mawr Bank Corp.	67,107	1,542,119
Capitol Bancorp Ltd.	69,583	1,901,703
Central Pacific Financial Corp.	51,300	1,693,413
Chemical Financial Corp.	80,535	2,083,440
City Holding Co.	32,210	1,234,609
Columbia Banking System, Inc.	58,460	1,709,955
Community Trust Bancorp, Inc.	43,601	1,408,312
First Citizens BancShares, Inc., Class A	9,199	1,788,286
First Financial Corp.	63,100	1,852,616
First National Bank of Alaska	396	871,200
Mass Financial Corp., Class A (a)	154,340	694,530
Merchants Bancshares, Inc.	64,249	1,477,727
Northrim BanCorp, Inc.	58,148	1,588,022
Park National Corp.	14,502	1,229,625
S&T Bancorp, Inc.	53,753	1,768,474
Sandy Spring Bancorp, Inc.	33,650	1,057,956
South Financial Group, Inc.	94,100	2,130,424
Sterling Bancorp NY	102,210	1,638,426
Susquehanna Bancshares, Inc.	93,620	2,094,279
Taylor Capital Group, Inc.	57,950	1,595,364
TriCo Bancshares	26,478	592,048
UMB Financial Corp.	73,010	2,691,879
Whitney Holding Corp.	85,350	2,569,035
		42,051,122
Consumer Finance — 1.7%
Advance America Cash Advance Centers, Inc.	193,580	3,434,109
Cash America International, Inc.	100,100	3,968,965
		7,403,074
Diversified Financial Services — 0.7%
Financial Federal Corp.	32,641	973,355
Medallion Financial Corp.	156,829	1,855,287
		2,828,642
Insurance — 7.5%
American Physicians Capital, Inc. (a)	51,495	2,085,548
Baldwin & Lyons, Inc., Class B	65,591	1,704,054
CNA Surety Corp. (a)	111,040	2,099,767
Commerce Group, Inc.	79,750	2,768,920
Delphi Financial Group, Inc., Class A	76,659	3,205,879
EMC Insurance Group, Inc.	11,104	275,601
Harleysville Group, Inc.	42,025	1,401,954
Horace Mann Educators Corp.	114,410	2,430,069
KMG America Corp. (a)	283,141	1,486,490
National Western Life Insurance Co., Class A	6,286	1,589,855
Navigators Group, Inc. (a)	72,217	3,892,496
Phoenix Companies, Inc.	159,430	2,393,044
ProCentury Corp.	143,079	2,398,004
RLI Corp.	40,257	2,252,379
United America Indemnity Ltd., Class A (a)	110,730	2,753,855
		32,737,915

	Shares	Value
Real Estate Investment Trusts (REITs) — 4.5%
Colonial Properties Trust	46,440	$1,692,738
Franklin Street Properties Corp.	139,442	2,306,371
Getty Realty Corp.	52,420	1,377,598
Healthcare Realty Trust, Inc.	82,540	2,292,961
Lexington Corporate Properties Trust	107,135	2,228,408
Potlatch Corp.	55,690	2,397,454
Strategic Hotels & Resorts, Inc.	71,200	1,601,288
Sun Communities, Inc.	82,800	2,464,956
Universal Health Realty Income Trust	49,520	1,649,016
Urstadt Biddle Properties, Inc., Class A	101,180	1,721,072
		19,731,862
Thrifts & Mortgage Finance — 1.8%
Bank Mutual Corp.	96,660	1,114,490
Corus Bankshares, Inc.	162,719	2,808,530
Flagstar BanCorp, Inc.	140,650	1,694,833
TrustCo Bank Corp. NY	134,080	1,324,710
Washington Federal, Inc.	45,900	1,115,829
		8,058,392
Health Care — 8.9%
Health Care Equipment & Supplies — 2.1%
Analogic Corp.	22,570	1,659,121
DJO, Inc. (a)	29,840	1,231,497
Haemonetics Corp. (a)	41,960	2,207,516
STERIS Corp.	107,480	3,288,888
Vital Signs, Inc.	18,210	1,011,565
		9,398,587
Health Care Providers & Services — 4.6%
Amedisys, Inc. (a)	33,430	1,214,512
AmSurg Corp. (a)	53,100	1,281,834
Cross Country Healthcare, Inc. (a)	99,600	1,661,328
Gentiva Health Services, Inc.	104,440	2,095,066
Kindred Healthcare, Inc. (a)	91,170	2,800,743
NovaMed, Inc. (a)	193,136	1,168,473
Owens & Minor, Inc.	50,160	1,752,590
Pediatrix Medical Group, Inc. (a)	80,020	4,413,103
RehabCare Group, Inc. (a)	43,730	622,715
Res-Care, Inc. (a)	102,740	2,171,924
U.S. Physical Therapy, Inc. (a)	60,160	810,355
		19,992,643
Life Sciences Tools & Services — 1.5%
Bio-Rad Laboratories, Inc., Class A (a)	27,490	2,077,419
PAREXEL International Corp. (a)	76,260	3,207,496
Varian, Inc. (a)	22,710	1,245,189
		6,530,104
Pharmaceuticals — 0.7%
Alpharma, Inc., Class A	71,120	1,849,831
Sciele Pharma, Inc. (a)	49,170	1,158,445
		3,008,276

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Industrials— 18.3%
Aerospace & Defense — 1.7%
AAR Corp. (a)	89,240	$2,945,812
Esterline Technologies Corp. (a)	65,590	3,168,653
Moog, Inc., Class A (a)	32,880	1,450,337
		7,564,802
Airlines — 1.0%
AirTran Holdings, Inc. (a)	105,590	1,153,043
JetBlue Airways Corp. (a)	121,900	1,432,325
Skywest, Inc.	71,380	1,700,985
		4,286,353
Building Products — 1.6%
Goodman Global, Inc. (a)	61,336	1,362,886
Lennox International, Inc.	44,400	1,519,812
NCI Building Systems, Inc. (a)	59,410	2,930,695
Universal Forest Products, Inc.	29,970	1,266,532
		7,079,925
Commercial Services & Supplies — 4.1%
ABM Industries, Inc.	51,780	1,336,442
Casella Waste Systems, Inc., Class A (a)	100,290	1,081,126
CBIZ, Inc. (a)	90,404	664,469
Consolidated Graphics, Inc. (a)	58,040	4,021,011
Healthcare Services Group, Inc.	83,596	2,466,082
IKON Office Solutions, Inc.	109,500	1,709,295
Korn/Ferry International (a)	68,390	1,795,922
Navigant Consulting, Inc. (a)	88,140	1,635,878
TeleTech Holdings, Inc. (a)	32,327	1,049,981
United Stationers, Inc. (a)	31,950	2,129,148
		17,889,354
Construction & Engineering — 1.8%
EMCOR Group, Inc. (a)	44,430	3,238,947
KHD Humboldt Wedag International Ltd. (a)	72,191	4,439,747
		7,678,694
Electrical Equipment — 2.2%
Belden CDT, Inc.	43,660	2,416,581
Genlyte Group, Inc. (a)	40,660	3,193,436
Woodward Governor Co.	75,270	4,039,741
		9,649,758
Machinery — 2.5%
Briggs & Stratton Corp.	55,600	1,754,736
EnPro Industries, Inc. (a)	71,800	3,072,322
Harsco Corp.	102,680	5,339,360
Kadant, Inc. (a)	31,853	993,814
		11,160,232
Road & Rail — 2.3%
Amerco, Inc. (a)	19,900	1,502,450
Dollar Thrifty Automotive Group, Inc. (a)	34,440	1,406,530
Genesee & Wyoming, Inc., Class A (a)	41,170	1,228,513
Heartland Express, Inc.	78,380	1,277,594
Ryder System, Inc.	30,610	1,646,818

	Shares	Value
Vitran Corp., Inc. (a)	10,581	$225,798
Werner Enterprises, Inc.	142,510	2,871,576
		10,159,279
Trading Companies & Distributors — 1.1%
Kaman Corp.	63,850	1,991,482
Watsco, Inc.	53,760	2,924,544
		4,916,026
Information Technology — 13.1%
Communications Equipment — 2.2%
Anaren, Inc. (a)	110,262	1,941,714
Andrew Corp. (a)	74,942	1,082,162
Black Box Corp.	40,576	1,679,035
Dycom Industries, Inc. (a)	85,890	2,574,982
Polycom, Inc. (a)	43,840	1,473,024
Tollgrade Communications, Inc. (a)	72,390	763,715
		9,514,632
Computers & Peripherals — 1.6%
Electronics for Imaging, Inc. (a)	82,060	2,315,733
Emulex Corp. (a)	77,990	1,703,301
Imation Corp.	37,880	1,396,257
QLogic Corp. (a)	66,560	1,108,224
Rackable Systems, Inc. (a)	38,160	471,658
		6,995,173
Electronic Equipment & Instruments — 3.7%
Agilysys, Inc.	55,870	1,257,075
Anixter International, Inc.	41,740	3,139,265
Benchmark Electronics, Inc. (a)	84,695	1,915,801
Brightpoint, Inc. (a)	177,674	2,450,125
Coherent, Inc. (a)	35,468	1,082,129
MTS Systems Corp.	49,990	2,233,053
NAM TAI Electronics, Inc.	136,380	1,625,650
Vishay Intertechnology, Inc. (a)	151,100	2,390,402
		16,093,500
IT Services — 1.6%
CACI International, Inc., Class A (a)	24,300	1,187,055
CSG Systems International, Inc. (a)	52,405	1,389,257
MAXIMUS, Inc.	30,430	1,320,053
MPS Group, Inc. (a)	249,530	3,336,216
		7,232,581
Semiconductors & Semiconductor Equipment — 2.4%
Actel Corp. (a)	96,150	1,337,447
Advanced Energy Industries, Inc. (a)	51,180	1,159,739
Asyst Technologies, Inc. (a)	109,580	792,263
ATMI, Inc. (a)	22,970	689,100
Brooks Automation, Inc. (a)	44,792	812,975
Cabot Microelectronics Corp. (a)	20,240	718,318
Exar Corp. (a)	85,760	1,149,184
Fairchild Semiconductor International, Inc. (a)	66,510	1,284,973
Sigmatel, Inc. (a)	92,026	266,875

See Accompanying Notes to Financial Statements.
6

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Standard Microsystems Corp. (a)	45,250	$1,553,885
Varian Semiconductor Equipment Associates, Inc. (a)	14,457	579,147
		10,343,906
Software — 1.6%
Captaris, Inc. (a)	176,490	903,629
Lawson Software, Inc. (a)	70,940	701,597
MSC.Software Corp. (a)	137,490	1,861,615
Sybase, Inc. (a)	72,250	1,726,052
Transaction Systems Architects, Inc. (a)	59,540	2,004,116
		7,197,009
Materials — 6.7%
Chemicals — 1.8%
H.B. Fuller Co.	118,880	3,553,323
Minerals Technologies, Inc.	35,220	2,357,979
Sensient Technologies Corp.	81,420	2,067,254
		7,978,556
Construction Materials — 0.6%
Eagle Materials, Inc.	56,020	2,747,781
Containers & Packaging — 2.0%
AptarGroup, Inc.	84,140	2,992,018
Greif, Inc., Class A	57,103	3,403,910
Greif, Inc., Class B	40,965	2,301,414
		8,697,342
Metals & Mining — 1.6%
Carpenter Technology Corp.	16,680	2,173,571
Haynes International, Inc. (a)	16,095	1,358,901
Metal Management, Inc.	34,060	1,501,024
Worthington Industries, Inc.	83,490	1,807,558
		6,841,054
Paper & Forest Products — 0.7%
Glatfelter Co.	118,110	1,605,115
Mercer International, Inc. (a)	153,800	1,568,760
		3,173,875
Telecommunication Services — 0.3%
Diversified Telecommunication Services — 0.3%
North Pittsburgh Systems, Inc.	61,380	1,304,325
Utilities — 4.2%
Electric Utilities — 2.5%
ALLETE, Inc.	37,190	1,749,789
El Paso Electric Co. (a)	92,470	2,271,063
Hawaiian Electric Industries, Inc.	33,839	801,646
Maine & Maritimes Corp. (a)	16,910	454,034
MGE Energy, Inc.	49,870	1,629,253
Otter Tail Corp.	56,910	1,825,104
Portland General Electric Co.	28,311	776,854
UIL Holdings Corp.	48,140	1,593,434
		11,101,177

	Shares	Value
Gas Utilities — 1.0%
Northwest Natural Gas Co.	47,580	$2,197,720
WGL Holdings, Inc.	70,000	2,284,800
		4,482,520
Multi-Utilities — 0.7%
CH Energy Group, Inc.	67,730	3,045,818
Total Common Stocks (cost of $362,621,946)		436,971,759
	Par
SHORT-TERM OBLIGATION — 0.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due 07/02/07 at 4.160%, collateralized by a U.S. Treasury Obligation maturing 02/15/21, market value $2,505,750 (repurchase proceeds $2,453,850)	$2,453,000	2,453,000
Total Short-Term Obligation (cost of $2,453,000)		2,453,000
Total Investments — 100.2% (cost of $365,074,946) (b)		439,424,759
Other Assets & Liabilities, Net — (0.2)%		(758,112)
Net Assets — 100.0%		$438,666,647

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $365,074,946.

At June 30, 2007, the Fund held investments in the following sectors:

% of Net Assets
Financials	26.5
Industrials	18.3
Information Technology	13.1
Consumer Discretionary	10.9
Health Care	8.9
Materials	6.7
Energy	6.0
Consumer Staples	4.7
Utilities	4.2
Telecommunication Services	0.3
99.6
Short-Term Obligation	0.6
Other Assets & Liabilities, Net	(0.2)
100.0

See Accompanying Notes to Financial Statements.
7

Statement of Assets and Liabilities

Columbia Small Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

Assets
Investments, at cost	$365,074,946
Investments, at value	$439,424,759
Cash	285,021
Receivable for:
Investments sold	3,823,651
Fund shares sold	583,113
Interest	567
Dividends	485,898
Expense reimbursement due from Distributor	18,968
Deferred Trustees' compensation plan	22,386
Total Assets	444,644,363
Liabilities
Payable for:
Investments purchased	5,302,697
Fund shares repurchased	140,292
Investment advisory fee	285,540
Pricing and bookkeeping fees	14,475
Trustees' fees	674
Custody fee	15,095
Reports to shareholders	79,128
Distribution fee—Class B	86,087
Chief compliance officer expenses	260
Deferred Trustees' compensation plan	22,386
Other liabilities	31,082
Total Liabilities	5,977,716
Net Assets	$438,666,647
Net Assets Consist of
Paid-in capital	$284,142,657
Undistributed net investment income	2,371,305
Accumulated net realized gain	77,802,872
Net unrealized appreciation on investments	74,349,813
Net Assets	$438,666,647
Class A:
Net assets	$13,057,456
Shares outstanding	590,935
Net asset value per share	$22.10
Class B:
Net assets	$425,609,191
Shares outstanding	19,343,859
Net asset value per share	$22.00

See Accompanying Notes to Financial Statements.
8

Statement of Operations

Columbia Small Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income
Dividends	$3,557,955
Interest	18,248
Total Investment Income	3,576,203
Expenses
Investment advisory fee	1,728,947
Distribution fee—Class B	523,615
Transfer agent fee	146
Pricing and bookkeeping fees	62,449
Trustees' fees	15,407
Custody fee	36,168
Chief compliance officer expense	260
Other expenses	104,070
Total Operating Expenses	2,471,062
Interest expense	5,780
Total Expenses	2,476,842
Fees waived by Distributor—Class B	(106,776)
Custody earnings credit	(261)
Net Expenses	2,369,805
Net Investment Income	1,206,398
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	33,078,859
Net change in unrealized appreciation on investments	(5,831,551)
Net Gain	27,247,308
Net Increase Resulting from Operations	$28,453,706

See Accompanying Notes to Financial Statements.
9

Statement of Changes in Net Assets

Columbia Small Cap Value Fund, Variable Series

	(Unaudited) Six Months Ended June 30,	Year Ended December 31,
Increase (Decrease) in Net Assets	2007	2006
Operations
Net investment income	$1,206,398	$1,195,661
Net realized gain on investments	33,078,859	44,973,222
Net change in unrealized appreciation (depreciation) on investments	(5,831,551)	29,070,227
Net Increase Resulting from Operations	28,453,706	75,239,110
Distributions Declared to Shareholders
From net investment income:
Class A	—	(69,898)
Class B	—	(1,434,176)
From net realized gains:
Class A	—	(364,376)
Class B	—	(11,170,592)
Total Distributions Declared to Shareholders	—	(13,039,042)
Share Transactions
Class A:
Subscriptions	683,051	1,258,094
Distributions reinvested	—	434,274
Redemptions	(2,188,596)	(3,782,094)
Net Decrease	(1,505,545)	(2,089,726)
Class B:
Subscriptions	23,963,739	64,312,244
Distributions reinvested	—	12,604,768
Redemptions	(52,790,396)	(109,733,955)
Net Decrease	(28,826,657)	(32,816,943)
Net Decrease from Share Transactions	(30,332,202)	(34,906,669)
Total Increase (Decrease) in Net Assets	(1,878,496)	27,293,399
Net Assets
Beginning of period	440,545,143	413,251,744
End of period	$438,666,647	$440,545,143
Undistributed net investment income at end of period	$2,371,305	$1,164,907
Changes in Shares
Class A:
Subscriptions	32,123	64,076
Issued for distributions reinvested	—	22,725
Redemptions	(102,276)	(193,433)
Net Decrease	(70,153)	(106,632)
Class B:
Subscriptions	1,107,974	3,293,700
Issued for distributions reinvested	—	661,667
Redemptions	(2,479,036)	(5,678,595)
Net Decrease	(1,371,062)	(1,723,228)

See Accompanying Notes to Financial Statements.
10

Financial Highlights

Columbia Small Cap Value Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2007		2006 (a)		2005		2004	2003	2002
Net Asset Value, Beginning of Period	$20.61		$17.81		$16.92		$14.22	$10.47	$11.55
Income from Investment Operations:
Net investment income (b)	0.06		0.07		0.08		0.07	0.07	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.33		3.33		0.84		3.12	4.03	(0.73)
Total from Investment Operations	1.39		3.40		0.92		3.19	4.10	(0.71)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.07)		—		(0.05)	(0.03)	(0.01)
From net realized gains	—		(0.53)		(0.03)		(0.44)	(0.32)	(0.36)
Total Distributions Declared to Shareholders	—		(0.60)		(0.03)		(0.49)	(0.35)	(0.37)
Net Asset Value, End of Period	$22.00		$20.61		$17.81		$16.92	$14.22	$10.47
Total return (c)(d)(e)	6.74	%(f)	19.36%		5.47	%(g)	22.51%	39.34%	(6.14)%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (h)	1.10	%(i)	1.10%		1.10%		1.10%	1.10%	1.10%
Interest expense	—	%(i)(j)	—	%(j)	—		—	—	—
Net expenses (h)	1.10	%(i)	1.10%		1.10%		1.10%	1.10%	1.10%
Waiver/reimbursement	0.05	%(i)	0.06%		0.05%		0.12%	0.36%	0.29%
Net investment income (h)	0.55	%(i)	0.38%		0.47%		0.43%	0.54%	0.18%
Portfolio turnover rate	22	%(f)	35%		38%		30%	55%	125%
Net assets, end of period (000's)	$425,609		$426,877		$399,540		$264,487	$58,730	$12,080

(a)  On May 1, 2006, Colonial Small Cap Value Fund, Variable Series, was renamed Columbia Small Cap Value Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Not annualized.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

11

Notes to Financial Statements

Columbia Small Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

Note 1. Organization

Columbia Small Cap Value Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust on June 9, 1987.

Investment Goal—The Fund seeks long-term growth by investing primarily in smaller capitalization (small-cap) equities.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at "fair value" as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

12

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared daily and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
Ordinary Income*	$2,591,993
Long-Term Capital Gains	10,447,049

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$90,180,032
Unrealized depreciation	(15,830,219)
Net unrealized appreciation	$74,349,813

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes- an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.80%
$500 million to $1 billion	0.75%
Over $1 billion	0.70%

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.80% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

13

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

For the six months ended June 30, 2007, the total amount paid and payable to affiliates by the Fund under these agreements were $7,555 and $1,856, respectively.

For the six months ended June 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.029% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—The Distributor has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed the annual rate of 1.10% of the Fund's average daily net assets. For Class B shares, the Distributor will first reimburse the Class B distribution fee up to 0.25% annually of the Class B shares' average daily net assets to reach the 1.10% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may modify or terminate this arrangement at any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $96,535,820 and $125,683,692, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at

14

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the average daily loan balance outstanding on days where borrowings existed was $1,151,515 at a weighted average interest rate of 5.78%.

Note 7. Disclosure of Significant Risks and Contingencies

Sector Focus—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds,

15

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 17, 2007, the District Court entered an amended preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

16

Important Information About This Report

A description of the policies and procedures that Columbia Small Cap Value Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund. This material must be preceded or accompanied by a current prospectus.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Strategic Income Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class A

2007 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Strategic Income Fund, Variable Series / June 30, 2007

Columbia Strategic Income Fund, Variable Series seeks current income consistent with prudent risk. The fund also seeks maximum total return.

Laura A. Ostrander has managed or co-managed the fund since September 2000. Kevin L. Cronk and Thomas A. LaPointe have co-managed the fund since May 2005.

Summary

•  For the six-month period that ended June 30, 2007, Columbia Strategic Income Fund, Variable Series outperformed its benchmark, the Lehman Brothers Government/Credit Bond Index.1 It also surpassed the average return of its peer group. the Lipper Variable Underlying Funds General Bond Funds Classification Category.2 In an environment marked by low defaults and a strong appetite for risk, the fund's positions in high-yield bonds and bonds of emerging nations helped to contribute positively to its positive return. The fund outperformed the index as high-yield bonds, non-US dollar denominated bonds and emerging market debt are not represented in the index. We believe that the fund may have had more exposure in these segments than its peers.

•  Early in the six-month period, we reduced exposure to the high-yield sector and added to US and foreign government bonds in the fund's portfolio. We made this shift because the yield difference between lower-rated bonds and US Treasuries was at or near a historical low. Our decision to reduce high-yield holdings was rewarded when lower quality issues lagged and government bonds strengthened late in the period. The fund's allocation to high-yield bonds ended the period at the lowest level in years. Within the high yield sector, holdings in cable and wireless were particularly strong during the period, with improving financial performance and merger and acquisition activity boosting valuations. An overweight position by the fund in Brazilian government debt, including a small exposure to bonds denominated in Brazil's real, led the way among the fund's emerging market holdings. Bonds denominated in the currencies of Canada, Australia and New Zealand were also strong, with returns enhanced by weakness in the US dollar.

•  In early May, signs of renewed economic growth in the United States stirred inflation concerns and extinguished hopes that the Federal Reserve Board might seek to stimulate the economy through cuts in short-term interest rates. Throughout the period, several foreign central banks continued to raise short-term interest rates in an effort to reduce policy accommodation and limit inflationary pressures, pushing global yields higher across the maturity spectrum. We believe that the US dollar has the potential to lose further ground to other currencies, especially those in Asia. The fund's exposure to non-dollar commitments was about 16-18% during this period.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Strategic investing offers attractive income and total return opportunities, but also involves certain risks. The value and return of your investment may fluctuate as a result of changes in interest rates, the financial strength of issuers of lower-rated bonds, foreign, political and economic developments, and changes in currency exchange rates.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Investing in high-yield securities or "junk" bonds offers the potential for higher income than investments in investment-grade bonds, but they do also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments. High yield bonds issued by foreign entities have greater potential risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Holdings are disclosed as of June 30, 2007, and are subject to change.

1  The Lehman Brothers Government/Credit Bond Index tracks the performance of US government and corporate bonds rated investment grade or better, with maturities of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Strategic Income Fund, Variable Series / June 30, 2007

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed, at which time taxes will become due.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2007 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (07/05/94)	2.06	8.52	9.03	6.	40
Lehman Brothers Government/Credit Bond Index	0.97	6.00	4.70	6.08

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/06	06/30/07
Class A	9.70	9.90

Annual operating expense ratio (%)*
Class A	0.79

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including or excluding fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Total return performance includes changes in share price and reinvestment of all distributions. The Lehman Brothers Government/Credit Bond Index tracks the performance of US government and corporate bonds rated investment grade or better, with maturities of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Strategic Income Fund, Variable Series / June 30, 2007

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000.00 which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/07 – 06/30/07	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,020.58	1,020.78	4.06	4.06	0.81

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

	Par		Value
GOVERNMENT & AGENCY OBLIGATIONS—52.9%
Foreign Government Obligations—32.0%
Aries Vermoegensverwaltungs GmbH 7.750% 10/25/09 (a)	EUR	250,000	$358,921
7.750% 10/25/09		250,000	358,921
Corp. Andina de Fomento 6.375% 06/18/09		510,000	707,667
European Investment Bank 5.125% 09/21/11 (b)	JPY	120,000,000	974,416
4.600% 01/30/37 (a)	CAD	500,000	441,394
5.500% 12/07/11	GBP	380,000	746,127
Federal Republic of Brazil 6.000% 01/17/17	USD	350,000	343,000
7.375% 02/03/15	EUR	450,000	683,722
8.750% 02/04/25	USD	365,000	451,688
11.000% 08/17/40		410,000	537,715
12.500% 01/05/22	BRL	350,000	233,787
Federal Republic of Germany 4.250% 07/04/14	EUR	830,000	1,102,412
5.000% 07/04/12		555,000	766,263
6.000% 06/20/16		670,000	1,000,394
Government of Canada 4.500% 06/01/15	CAD	1,075,000	1,005,348
10.000% 06/01/08		1,406,000	1,382,242
Inter-American Development Bank 7.250% 05/24/12	NZD	475,000	357,719
Kingdom of Norway 5.500% 05/15/09	NOK	7,340,000	1,248,073
6.000% 05/16/11		6,520,000	1,132,715
Kingdom of Spain 5.500% 07/30/17	EUR	1,110,000	1,603,796
Kingdom of Sweden 5.000% 01/28/09	SEK	9,220,000	1,363,749
6.750% 05/05/14		8,170,000	1,350,477
Kreditanstalt fuer Wiederaufbau 0.456% 08/08/11 (b)	JPY	80,000,000	649,837
New South Wales Treasury Corp. 8.000% 03/01/08	AUD	1,455,000	1,245,404
Philippine Government International Bond 6.375% 01/15/32	USD	405,000	388,800
Province of Ontario 4.400% 03/08/16	CAD	780,000	711,347
Province of Quebec 6.000% 10/01/12		230,000	227,970
Republic of Bulgaria 8.250% 01/15/15	USD	700,000	807,730
Republic of Colombia 8.125% 05/21/24		245,000	287,875
9.750% 04/09/11		417,754	451,174
11.375% 01/31/08	EUR	365,000	512,287
Republic of France 4.000% 04/25/14		945,000	1,237,045
4.750% 10/25/12		550,000	750,762

	Par		Value
Republic of Panama 8.875% 09/30/27	USD	795,000	$999,713
Republic of Peru 9.875% 02/06/15		450,000	558,450
Republic of Poland 5.750% 03/24/10	PLN	2,345,000	850,337
Republic of South Africa 6.500% 06/02/14	USD	540,000	556,200
13.000% 08/31/10	ZAR	3,470,000	541,894
Republic of Venezuela 6.000% 12/09/20	USD	420,000	339,780
7.000% 03/16/15	EUR	200,000	261,892
Russian Federation 7.500% 03/31/30	USD	641,775	706,915
11.000% 07/24/18		320,000	445,312
12.750% 06/24/28		515,000	907,415
Treasury Corp. of Victoria 6.250% 10/15/12	AUD	950,000	788,324
United Kingdom Treasury 8.000% 06/07/21	GBP	280,000	707,052
9.000% 07/12/11		515,000	1,151,973
United Mexican States 8.375% 01/14/11	USD	1,095,000	1,188,075
11.375% 09/15/16		730,000	1,011,780
			36,435,889
U.S. Government Agencies—0.4%
Federal Farm Credit Bank 5.000% 08/25/10		500,000	494,864
U.S. Government Obligations—20.5%
U.S. Treasury Bonds 7.500% 11/15/24 (c)		1,310,000	1,647,939
8.750% 05/15/17 (c)		4,911,000	6,292,219
8.875% 02/15/19 (c)		300,000	396,750
10.375% 11/15/12 (c)		500,000	509,531
12.500% 08/15/14 (c)		8,100,000	9,317,527
U.S. Treasury Notes 5.000% 02/15/11 (c)		5,205,000	5,228,584
			23,392,550
Total Government & Agency Obligations (cost of $60,879,505)			60,323,303
CORPORATE FIXED-INCOME BONDS & NOTES—37.4%
Basic Materials—3.3%
Chemicals—1.2%
Agricultural Chemicals—0.2%
Mosaic Co. 7.625% 12/01/16 (a)		200,000	204,500
Chemicals – Diversified—0.8%
EquiStar Chemicals LP
10.625% 05/01/11		69,000	72,623
Huntsman International LLC 6.875% 11/15/13 (a)	EUR	90,000	127,292
7.875% 11/15/14	USD	125,000	133,906

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Ineos Group Holdings PLC 8.500% 02/15/16 (a)	$70,000	$68,425
Lyondell Chemical Co. 6.875% 06/15/17	145,000	139,925
8.000% 09/15/14	120,000	123,300
8.250% 09/15/16	155,000	161,975
NOVA Chemicals Corp. 6.500% 01/15/12	145,000	135,575
		963,021
Chemicals – Specialty—0.2%
Chemtura Corp. 6.875% 06/01/16	160,000	151,200
MacDermid, Inc. 9.500% 04/15/17 (a)	85,000	85,425
		236,625
Forest Products & Paper—0.7%
Paper & Related Products—0.7%
Abitibi-Consolidated, Inc. 8.375% 04/01/15	155,000	135,625
Boise Cascade LLC 7.125% 10/15/14	55,000	52,250
Domtar, Inc. 7.125% 08/15/15	145,000	140,468
Georgia-Pacific Corp. 8.000% 01/15/24	160,000	155,200
Neenah Paper, Inc. 7.375% 11/15/14	85,000	84,150
NewPage Corp. 10.000% 05/01/12	70,000	75,600
12.000% 05/01/13	40,000	43,700
Norske Skog 7.375% 03/01/14	45,000	40,444
8.625% 06/15/11	90,000	87,075
		814,512
Iron/Steel—0.1%
Steel-Specialty—0.1%
UCAR Finance, Inc. 10.250% 02/15/12	69,000	72,277
Metals & Mining—1.3%
Diversified Minerals—0.3%
FMG Finance Ltd. 10.625% 09/01/16 (a)	230,000	273,700
Metal – Diversified—0.3%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 04/01/17	320,000	341,600
Mining Services—0.1%
Noranda Aluminium Holding Corp. 11.146% 11/15/14 (a)	145,000	141,375
Non-Ferrous Metals—0.6%
Codelco, Inc. 5.500% 10/15/13	730,000	719,295

	Par	Value
Communications—7.7%
Media—3.3%
Broadcast Services/Programs—0.3%
Clear Channel Communications, Inc. 4.900% 05/15/15	$130,000	$104,931
5.500% 12/15/16	225,000	185,391
		290,322
Cable TV—1.3%
Atlantic Broadband Finance LLC 9.375% 01/15/14	150,000	151,500
Cablevision Systems Corp. 8.000% 04/15/12	95,000	93,812
Charter Communications Holdings I LLC 9.920% 04/01/14	295,000	272,875
11.000% 10/01/15	125,000	130,469
CSC Holdings, Inc. 7.625% 04/01/11	230,000	228,275
DirecTV Holdings LLC 6.375% 06/15/15	190,000	178,600
EchoStar DBS Corp. 6.625% 10/01/14	200,000	191,000
Insight Midwest LP 9.750% 10/01/09	60,000	60,450
9.750% 10/01/09	10,000	10,075
Telenet Group Holding NV (d) 06/15/14 (11.500% 12/15/08) (a)	181,000	171,045
		1,488,101
Multimedia—0.5%
CanWest MediaWorks LP 9.250% 08/01/15 (a)(e)	195,000	195,487
Lamar Media Corp. 6.625% 08/15/15	185,000	175,288
Quebecor Media, Inc. 7.750% 03/15/16	165,000	167,475
		538,250
Publishing – Periodicals—0.9%
Dex Media West LLC 9.875% 08/15/13	271,000	289,970
Dex Media, Inc. (d) 11/15/13 (9.000% 11/15/08)	160,000	150,600
Idearc, Inc. 8.000% 11/15/16	155,000	156,550
PriMedia, Inc. 8.000% 05/15/13	170,000	178,925
R.H. Donnelley Corp. 8.875% 01/15/16	80,000	83,200
Reader's Digest Association, Inc. 9.000% 02/15/17 (a)	160,000	149,600
		1,008,845
Radio—0.1%
CMP Susquehanna Corp. 10.125% 05/15/14 (a)	155,000	155,000

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Television—0.2%
Univision Communications, Inc. PIK, 9.750% 03/15/15 (a)	$265,000	$261,688
Telecommunication Services—4.4%
Cellular Telecommunications—1.8%
Cricket Communications, Inc. 9.375% 11/01/14	260,000	268,450
Digicel Group Ltd. PIK, 9.875% 01/15/15 (a)	260,000	247,353
Dobson Cellular Systems, Inc. 8.375% 11/01/11	230,000	240,350
9.875% 11/01/12	140,000	150,850
MetroPCS Wireless, Inc. 9.250% 11/01/14 (a)	260,000	268,450
Orascom Telecom Finance SCA 7.875% 02/08/14 (a)	100,000	96,710
Rural Cellular Corp. 8.360% 06/01/13 (a)(b)	150,000	149,250
11.106% 11/01/12 (b)	165,000	169,950
US Unwired, Inc. 10.000% 06/15/12	200,000	216,572
Wind Acquisition Financial SA PIK, 12.609% 12/21/11 (b)(f)	268,197	267,793
		2,075,728
Satellite Telecommunications—0.7%
Inmarsat Finance II PLC (d) 11/15/12 (10.375% 11/15/08)	255,000	243,206
Intelsat Bermuda, Ltd. 11.250% 06/15/16	250,000	280,000
Intelsat Intermediate Holdings Co., Ltd. (d) 02/01/15 (9.250% 02/01/10)	100,000	82,250
PanAmSat Corp. 9.000% 08/15/14	133,000	138,653
		744,109
Telecommunication Equipment—0.2%
Lucent Technologies, Inc. 6.450% 03/15/29	210,000	182,700
Telecommunication Services—0.7%
Embarq Corp. 7.082% 06/01/16	65,000	65,364
7.995% 06/01/36	65,000	65,966
Nordic Telephone Co. Holdings ApS 8.250% 05/01/16 (a)	115,000	166,931
Syniverse Technologies, Inc. 7.750% 08/15/13	145,000	138,475
Time Warner Telecom Holdings, Inc. 9.250% 02/15/14	170,000	180,200
West Corp. 11.000% 10/15/16	175,000	182,875
		799,811

	Par	Value
Telephone – Integrated—1.0%
Cincinnati Bell, Inc. 7.000% 02/15/15	$165,000	$161,700
Citizens Communications Co. 7.875% 01/15/27	140,000	136,150
Qwest Communications International, Inc. 7.500% 02/15/14	150,000	151,875
Qwest Corp. 7.500% 10/01/14	70,000	71,750
7.500% 06/15/23	295,000	295,000
8.875% 03/15/12	110,000	118,525
Windstream Corp. 8.625% 08/01/16	220,000	232,650
		1,167,650
Consumer Cyclical—6.5%
Apparel—0.5%
Apparel Manufacturers—0.5%
Broder Brothers Co. 11.250% 10/15/10	115,000	113,419
Hanesbrands, Inc. 8.784% 12/15/14 (b)	95,000	96,425
Levi Strauss & Co. 9.750% 01/15/15	230,000	246,100
Phillips-Van Heusen Corp. 7.250% 02/15/11	95,000	96,425
8.125% 05/01/13	60,000	62,475
		614,844
Auto Manufacturers—0.4%
Auto – Cars/Light Trucks—0.4%
Ford Motor Co. 7.450% 07/16/31	160,000	127,800
General Motors Corp. 8.375% 07/15/33	315,000	287,438
		415,238
Auto Parts & Equipment—0.6%
Auto/Truck Parts & Equipment – Original—0.4%
ArvinMeritor, Inc. 8.125% 09/15/15	80,000	77,500
Hayes Lemmerz Finance Luxembourg SA 8.250% 06/15/15 (a)	150,000	203,525
TRW Automotive, Inc. 7.000% 03/15/14 (a)	140,000	133,350
		414,375
Auto/Truck Parts & Equipment – Replacement—0.1%
Commercial Vehicle Group, Inc. 8.000% 07/01/13	160,000	159,600
Rubber – Tires—0.1%
Goodyear Tire & Rubber Co. 8.625% 12/01/11 (a)	49,000	51,572
9.000% 07/01/15	94,000	101,285
		152,857

See Accompanying Notes to Financial Statements.
6

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Distribution/Wholesale—0.1%
Distribution/Wholesale—0.1%
Buhrmann US, Inc. 7.875% 03/01/15	$100,000	$98,500
Entertainment—0.6%
Gambling (Non-Hotel)—0.2%
Global Cash Access LLC 8.750% 03/15/12	152,000	157,700
Music—0.3%
Steinway Musical Instruments, Inc. 7.000% 03/01/14 (a)	170,000	165,750
WMG Acquisition Corp. 7.375% 04/15/14	135,000	125,550
WMG Holdings Corp. (d) 12/15/14 (9.500% 12/15/09)	110,000	83,600
		374,900
Resorts/Theme Parks—0.1%
Six Flags, Inc. 9.625% 06/01/14	155,000	143,762
Home Builders—0.2%
Building – Residential/Commercial—0.2%
K. Hovnanian Enterprises, Inc. 6.375% 12/15/14	160,000	136,800
KB Home 5.875% 01/15/15	145,000	126,150
		262,950
Home Furnishings—0.1%
Home Furnishings—0.1%
Sealy Mattress Co. 8.250% 06/15/14	90,000	92,250
Leisure Time—0.5%
Cruise Lines—0.2%
Royal Caribbean Cruises Ltd. 7.000% 06/15/13	245,000	246,046
Leisure & Recreational Products—0.2%
K2, Inc. 7.375% 07/01/14	130,000	136,825
Recreational Centers—0.1%
Town Sports International Inc. (d) 02/01/14 (11.000% 02/01/09)	146,000	134,320
Lodging—2.4%
Casino Hotels—2.4%
Buffalo Thunder Development Authority 9.375% 12/15/14 (a)	95,000	95,000
Chukchansi Economic Development Authority 8.859% 11/15/12 (a)(b)	140,000	142,450
Circus & Eldorado/Silver Legacy Capital Corp. 10.125% 03/01/12	90,000	94,163

	Par	Value
Galaxy Entertainment Finance Co., Ltd. 9.875% 12/15/12 (a)	$240,000	$258,000
Greektown Holdings LLC 10.750% 12/01/13 (a)	140,000	148,400
Harrah's Operating Co., Inc. 5.625% 06/01/15	210,000	171,150
Jacobs Entertainment, Inc. 9.750% 06/15/14	120,000	124,650
Las Vegas Sands Corp. 6.375% 02/15/15	270,000	256,837
MGM Mirage 7.500% 06/01/16	205,000	194,494
Mohegan Tribal Gaming Authority 6.875% 02/15/15	120,000	116,700
Pinnacle Entertainment, Inc. 7.500% 06/15/15 (a)	250,000	241,250
8.250% 03/15/12	30,000	30,900
Pokagon Gaming Authority 10.375% 06/15/14 (a)	100,000	110,250
Seminole Hard Rock Entertainment, Inc. 7.860% 03/15/14 (a)(b)	145,000	146,087
Snoqualmie Entertainment Authority 9.125% 02/01/15 (a)	30,000	30,750
9.150% 02/01/14 (a)(b)	30,000	30,300
Station Casinos, Inc. 6.625% 03/15/18	315,000	270,900
Wimar Opco LLC 9.625% 12/15/14 (a)	175,000	168,437
Wynn Las Vegas LLC 6.625% 12/01/14	90,000	86,738
		2,717,456
Retail—1.0%
Retail – Arts & Crafts—0.1%
Michaels Stores, Inc. 11.375% 11/01/16 (a)	100,000	104,500
Retail – Automobiles—0.4%
Asbury Automotive Group, Inc. 8.000% 03/15/14	200,000	202,000
AutoNation, Inc. 7.000% 04/15/14	90,000	88,875
7.356% 04/15/13 (b)	40,000	39,900
United Auto Group, Inc. 7.750% 12/15/16	165,000	164,175
		494,950
Retail – Drug Stores—0.2%
Rite Aid Corp. 9.375% 12/15/15 (a)	235,000	225,600
Retail – Propane Distributors—0.1%
AmeriGas Partners LP 7.125% 05/20/16	145,000	142,463
Retail – Restaurants—0.2%
Buffets, Inc. 12.500% 11/01/14	105,000	100,537
Dave & Buster's, Inc. 11.250% 03/15/14	40,000	41,000

See Accompanying Notes to Financial Statements.
7

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Landry's Restaurants, Inc. 7.500% 12/15/14	$75,000	$72,750
		214,287
Textiles—0.1%
Textile Products—0.1%
INVISTA 9.250% 05/01/12 (a)	125,000	132,188
Consumer Non-Cyclical—4.7%
Agriculture—0.2%
Tobacco—0.2%
Alliance One International, Inc. 8.500% 05/15/12 (a)	125,000	127,812
Reynolds American, Inc. 7.625% 06/01/16	140,000	148,231
		276,043
Beverages—0.1%
Beverages – Non-Alcoholic—0.1%
Cott Beverages, Inc. 8.000% 12/15/11	80,000	80,800
Beverages – Wine/Spirits—0.0%
Constellation Brands, Inc. 8.125% 01/15/12	25,000	25,438
Biotechnology—0.1%
Medical – Biomedical/Gene—0.1%
Bio-Rad Laboratories, Inc. 7.500% 08/15/13	155,000	156,162
Commercial Services—1.3%
Commercial Services—0.1%
Iron Mountain, Inc. 7.750% 01/15/15	135,000	131,625
Commercial Services – Finance—0.1%
ACE Cash Express, Inc. 10.250% 10/01/14 (a)	115,000	117,587
Funeral Services & Related Items—0.1%
Service Corp. International 6.750% 04/01/16	80,000	75,800
7.375% 10/01/14	10,000	10,050
		85,850
Printing – Commercial—0.2%
Quebecor World Capital Corp. 8.750% 03/15/16 (a)	175,000	172,375
Quebecor World, Inc. 9.750% 01/15/15 (a)	60,000	60,750
		233,125
Private Corrections—0.3%
Corrections Corp. of America 6.250% 03/15/13	125,000	120,000
GEO Group, Inc. 8.250% 07/15/13	200,000	206,250
		326,250
Rental Auto/Equipment—0.5%
Ashtead Capital, Inc. 9.000% 08/15/16 (a)	40,000	41,900

	Par	Value
Ashtead Holdings PLC 8.625% 08/01/15 (a)	$130,000	$132,600
Hertz Corp. 8.875% 01/01/14	80,000	83,400
Rental Services Corp. 9.500% 12/01/14 (a)	110,000	112,200
United Rentals North America, Inc. 6.500% 02/15/12	160,000	157,200
7.750% 11/15/13	75,000	75,094
		602,394
Cosmetics/Personal Care—0.2%
Cosmetics & Toiletries—0.2%
DEL Laboratories, Inc. 8.000% 02/01/12	125,000	120,000
Elizabeth Arden, Inc. 7.750% 01/15/14	140,000	141,050
		261,050
Food—0.4%
Food – Dairy Products—0.1%
Dean Foods Co. 7.000% 06/01/16	115,000	109,825
Food – Meat Products—0.1%
Smithfield Foods, Inc. 7.750% 07/01/17	135,000	135,000
Food – Miscellaneous/Diversified—0.2%
Dole Food Co., Inc. 8.625% 05/01/09	78,000	77,805
Reddy Ice Holdings, Inc. (d) 11/01/12 (10.500% 11/01/08)	150,000	141,000
		218,805
Healthcare Products—0.1%
Optical Supplies—0.1%
Advanced Medical Optics, Inc. 7.500% 05/01/17 (a)	75,000	70,875
Healthcare Services—1.0%
Dialysis Centers—0.2%
DaVita, Inc. 7.250% 03/15/15	165,000	162,937
Medical – Hospitals—0.7%
Community Health Systems, Inc. 8.875% 07/15/15 (a)(e)	165,000	167,269
HCA, Inc. 9.250% 11/15/16 (a)	165,000	175,725
PIK, 9.625% 11/15/16 (a)(b)	205,000	220,375
Tenet Healthcare Corp. 9.875% 07/01/14	275,000	272,250
		835,619
Physician Practice Management—0.1%
US Oncology Holdings, Inc. PIK, 9.797% 03/15/12 (a)	95,000	93,338

See Accompanying Notes to Financial Statements.
8

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Household Products/Wares—0.6%
Consumer Products – Miscellaneous—0.6%
American Greetings Corp. 7.375% 06/01/16	$125,000	$126,250
Amscan Holdings, Inc. 8.750% 05/01/14	185,000	182,687
Jarden Corp. 7.500% 05/01/17	175,000	172,813
Jostens IH Corp. 7.625% 10/01/12	165,000	164,175
		645,925
Pharmaceuticals—0.7%
Medical – Drugs—0.4%
Elan Finance PLC 8.875% 12/01/13	215,000	224,675
Warner Chilcott Corp. 8.750% 02/01/15	166,000	170,565
		395,240
Medical – Generic Drugs—0.1%
Mylan Laboratories, Inc. 6.375% 08/15/15	145,000	149,350
Pharmacy Services—0.1%
Omnicare, Inc. 6.750% 12/15/13	90,000	85,950
Vitamins & Nutrition Products—0.1%
NBTY, Inc. 7.125% 10/01/15	150,000	148,500
Energy—4.8%
Coal—0.3%
Coal—0.3%
Arch Western Finance LLC 6.750% 07/01/13	125,000	120,000
Massey Energy Co. 6.875% 12/15/13	175,000	160,344
Peabody Energy Corp. 7.375% 11/01/16	85,000	86,700
		367,044
Energy – Alternate Sources—0.1%
Energy – Alternate Sources—0.1%
VeraSun Energy Corp. 9.375% 06/01/17 (a)	150,000	139,500
Oil & Gas—3.1%
Oil & Gas Drilling—0.1%
Pride International, Inc. 7.375% 07/15/14	110,000	110,275
Oil Companies – Exploration & Production—2.1%
Chesapeake Energy Corp. 6.375% 06/15/15	45,000	42,919
7.500% 06/15/14	170,000	172,125
Cimarex Energy Co. 7.125% 05/01/17	115,000	112,125
Compton Petroleum Corp. 7.625% 12/01/13	155,000	153,063

	Par	Value
Energy XXI Gulf Coast, Inc. 10.000% 06/15/13 (a)	$150,000	$145,875
Forest Oil Corp. 8.000% 12/15/11	130,000	133,900
Newfield Exploration Co. 6.625% 04/15/16	120,000	115,500
OPTI Canada, Inc. 8.250% 12/15/14 (a)	145,000	147,175
PEMEX Finance Ltd. 9.150% 11/15/18	310,000	365,648
10.610% 08/15/17	215,000	271,852
PetroHawk Energy Corp. 9.125% 07/15/13	145,000	153,337
Pogo Producing Co. 6.625% 03/15/15	120,000	118,800
Quicksilver Resources, Inc. 7.125% 04/01/16	120,000	115,800
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.832% 09/30/16 (a)	335,000	329,342
		2,377,461
Oil Company – Integrated—0.2%
Tyumen Oil Co. 11.000% 11/06/07	210,000	213,381
Oil Refining & Marketing—0.2%
Tesoro Corp. 6.625% 11/01/15	120,000	118,800
United Refining Co. 10.500% 08/15/12 (a)	90,000	93,150
		211,950
Oil – Field Services—0.5%
Gazprom International SA 6.510% 03/07/22 (a)	100,000	98,700
7.201% 02/01/20	548,409	566,232
		664,932
Oil & Gas Services—0.1%
Seismic Data Collection—0.1%
Seitel, Inc. 9.750% 02/15/14 (a)	95,000	94,050
Oil, Gas & Consumable Fuels—0.3%
Oil Company – Integrated—0.3%
Petrobras International Finance Co.
6.125% 10/06/16	300,000	294,000
Pipelines—0.9%
Pipelines—0.9%
Atlas Pipeline Partners LP 8.125% 12/15/15	110,000	109,725
Colorado Interstate Gas Co. 6.800% 11/15/15	55,000	56,563
El Paso Corp. 6.875% 06/15/14	130,000	129,350
El Paso Performance- Linked Trust 7.750% 07/15/11 (a)	45,000	46,350
MarkWest Energy Partners LP 6.875% 11/01/14	160,000	151,200
8.500% 07/15/16	65,000	66,137

See Accompanying Notes to Financial Statements.
9

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

	Par		Value
Williams Companies, Inc. 6.375% 10/01/10 (a)		$430,000	$431,075
8.125% 03/15/12		65,000	68,981
			1,059,381
Financials—3.7%
Diversified Financial Services—2.8%
Finance – Auto Loans—1.1%
AmeriCredit Corp. 8.500% 07/01/15 (a)		90,000	90,675
Ford Motor Credit Co. 7.800% 06/01/12		295,000	287,780
8.000% 12/15/16		155,000	148,466
General Motors Acceptance Corp. 6.875% 09/15/11		350,000	344,279
8.000% 11/01/31		340,000	347,678
			1,218,878
Finance – Consumer Loans—0.4%
SLM Corp. 6.500% 06/15/10	NZD	725,000	507,929
Finance – Investment Banker/Broker—0.3%
E*Trade Financial Corp. 8.000% 06/15/11	USD	175,000	179,375
LaBranche & Co., Inc. 11.000% 05/15/12		125,000	132,500
			311,875
Finance – Other Services—0.1%
Pinnacle Foods Finance LLC 9.250% 04/01/15 (a)		155,000	149,575
Special Purpose Entity—0.9%
KAR Holdings, Inc. 10.000% 05/01/15 (a)		110,000	107,250
Local TV Finance LLC PIK, 9.250% 06/15/15 (a)		155,000	153,450
NSG Holdings LLC 7.750% 12/15/25 (a)		145,000	146,450
Transneft 5.670% 03/05/14 (a)		610,000	589,795
			996,945
Insurance—0.4%
Insurance Brokers—0.2%
HUB International Holdings, Inc. 10.250% 06/15/15 (a)		145,000	139,562
USI Holdings Corp. 9.750% 05/15/15 (a)		95,000	94,525
			234,087
Property/Casualty Insurance—0.2%
Crum & Forster Holdings Corp. 7.750% 05/01/17 (a)		260,000	254,150
Real Estate—0.2%
Real Estate Management/Services—0.2%
Realogy Corp. 10.500% 04/15/14 (a)		95,000	90,487
12.375% 04/15/15 (a)		95,000	86,688
			177,175
Real Estate Investment Trusts (REITs)—0.3%
REITS – Hotels—0.2%
Host Marriott LP 6.750% 06/01/16		245,000	240,100

	Par	Value
REITS – Regional Malls—0.1%
Rouse Co. LP/TRC Co-Issuer, Inc.,
6.750% 05/01/13 (a)	$140,000	$139,876
Industrials—4.7%
Aerospace & Defense—0.3%
Aerospace/Defense – Equipment—0.2%
DRS Technologies, Inc. 6.875% 11/01/13	150,000	145,500
Sequa Corp. 9.000% 08/01/09	100,000	103,250
		248,750
Electronics – Military—0.1%
L-3 Communications Corp. 6.375% 10/15/15	110,000	103,950
Building Materials—0.1%
Building & Construction Products – Miscellaneous—0.1%
NTK Holdings, Inc. (d) 03/01/14 (10.750% 09/01/09)	115,000	83,375
Electrical Components & Equipment—0.3%
Wire & Cable Products—0.3%
Belden CDT, Inc. 7.000% 03/15/17 (a)	180,000	177,300
General Cable Corp. 7.725% 04/01/15 (a)(b)	75,000	75,000
7.125% 04/01/17 (a)	75,000	74,250
		326,550
Electronics—0.3%
Electronic Components – Miscellaneous—0.3%
Flextronics International Ltd. 6.250% 11/15/14	180,000	163,800
NXP BV/NXP Funding LLC 9.500% 10/15/15	180,000	177,300
		341,100
Engineering & Construction—0.1%
Building & Construction – Miscellaneous—0.1%
Esco Corp. 8.625% 12/15/13 (a)	95,000	99,750
Environmental Control—0.5%
Non-Hazardous Waste Disposal—0.3%
Allied Waste North America, Inc. 7.125% 05/15/16	165,000	161,287
7.875% 04/15/13	200,000	202,250
		363,537
Recycling—0.2%
Aleris International, Inc. 10.000% 12/15/16 (a)	80,000	79,400
PIK, 9.000% 12/15/14 (a)(b)	130,000	131,138
		210,538
Hand/Machine Tools—0.1%
Machinery – Electrical—0.1%
Baldor Electric Co. 8.625% 02/15/17	100,000	105,750

See Accompanying Notes to Financial Statements.
10

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Machinery – Construction & Mining—0.1%
Machinery – Construction & Mining—0.1%
Terex Corp. 7.375% 01/15/14	$150,000	$150,000
Machinery – Diversified—0.2%
Machinery – General Industry—0.1%
Manitowoc Co., Inc. 7.125% 11/01/13	90,000	90,225
Machinery – Material Handling—0.1%
Columbus McKinnon Corp. 8.875% 11/01/13	130,000	137,475
Metal Fabricate/Hardware—0.0%
Metal Processors & Fabrication—0.0%
TriMas Corp. 9.875% 06/15/12	8,000	8,220
Miscellaneous Manufacturing—0.9%
Diversified Manufacturing Operators—0.6%
Bombardier, Inc. 6.300% 05/01/14 (a)	255,000	242,250
J.B. Poindexter & Co. 8.750% 03/15/14	85,000	78,625
Koppers Holdings, Inc. (d) 11/15/14 (9.875% 11/15/09)	150,000	128,250
Trinity Industries, Inc. 6.500% 03/15/14	235,000	229,713
		678,838
Miscellaneous Manufacturing—0.3%
American Railcar Industries, Inc. 7.500% 03/01/14	120,000	119,400
Nutro Products, Inc. 10.750% 04/15/14 (a)	150,000	174,306
		293,706
Packaging & Containers—0.9%
Containers – Metal/Glass—0.6%
Crown Americas LLC & Crown Americas Capital Corp. 7.750% 11/15/15	185,000	185,925
Owens-Brockway Glass Container, Inc. 8.250% 05/15/13	395,000	408,825
Owens-Illinois, Inc. 7.500% 05/15/10	80,000	80,700
		675,450
Containers – Paper/Plastic—0.3%
Berry Plastics Holding Corp. 10.250% 03/01/16	120,000	120,000
Jefferson Smurfit Corp. 8.250% 10/01/12	140,000	138,950
Solo Cup Co. 8.500% 02/15/14	70,000	61,250
		320,200
Transportation—0.9%
Transportation – Marine—0.4%
Navios Maritime Holdings, Inc. 9.500% 12/15/14 (a)	160,000	169,600

	Par	Value
Ship Finance International Ltd. 8.500% 12/15/13	$155,000	$159,650
Stena AB 7.500% 11/01/13	195,000	196,950
		526,200
Transportation – Railroad—0.1%
TFM SA de CV 9.375% 05/01/12	120,000	128,400
Transportation – Services—0.3%
CHC Helicopter Corp. 7.375% 05/01/14	190,000	180,975
PHI, Inc. 7.125% 04/15/13	135,000	128,925
		309,900
Transportation – Trucks—0.1%
QDI LLC 9.000% 11/15/10	125,000	121,250
Technology—0.7%
Computers—0.1%
Computer Services—0.1%
Sungard Data Systems, Inc.
9.125% 08/15/13	90,000	92,138
Semiconductors—0.4%
Electronic Components – Semiconductors—0.4%
Advanced Micro Devices, Inc. 7.750% 11/01/12	90,000	84,825
Freescale Semiconductor, Inc. 10.125% 12/15/16 (a)	240,000	225,600
PIK, 9.125% 12/15/14 (a)(b)	210,000	197,400
		507,825
Software—0.2%
Transactional Software—0.2%
Open Solutions, Inc. 9.750% 02/01/15 (a)	175,000	176,750
Utilities—1.3%
Electric—1.3%
Electric – Generation—0.3%
AES Corp. 7.750% 03/01/14	210,000	210,525
Edison Mission Energy 7.000% 05/15/17 (a)	190,000	179,075
		389,600
Electric – Integrated—0.3%
CMS Energy Corp. 6.875% 12/15/15	100,000	101,308
8.500% 04/15/11	65,000	69,135
Sierra Pacific Resources 6.750% 08/15/17	145,000	142,544
		312,987
Independent Power Producer—0.7%
Calpine Generating Co. LLC 14.320% 04/01/11 (g)	80,000	31,600

See Accompanying Notes to Financial Statements.
11

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Dynegy Holdings, Inc. 7.125% 05/15/18	$215,000	$191,350
Mirant North America LLC 7.375% 12/31/13	215,000	219,837
NRG Energy, Inc. 7.250% 02/01/14	110,000	110,275
7.375% 02/01/16	130,000	130,325
7.375% 01/15/17	65,000	65,244
Reliant Energy, Inc. 7.875% 06/15/17	90,000	87,525
		836,156
Total Corporate Fixed-Income Bonds & Notes (cost of $39,923,678)		42,663,592
MORTGAGE-BACKED SECURITIES—3.2%
Federal Home Loan Mortgage Corp. 8.000% 10/01/26	56,430	59,387
Federal National Mortgage Association 6.000% 02/01/37	1,039,565	1,029,021
6.500% 11/01/36	2,510,967	2,535,388
Total Mortgage-Backed Securities (cost of $3,656,274)		3,623,796
ASSET-BACKED SECURITIES—1.0%
Equity One ABS, Inc.
4.205% 04/25/34	625,000	589,135
GMAC Mortgage Corp.
4.865% 09/25/34	520,000	509,079
Total Asset-Backed Securities (cost of $1,140,508)		1,098,214
MUNICIPAL BONDS—0.5%
California—0.4%
CA Cabazon Band Mission Indians 13.000% 10/01/11 (h)	350,000	411,810
Virginia—0.1%
VA Tobacco Settlement Financing Corp. Series 2007 A1, 6.706% 06/01/46	180,000	172,719
Total Municipal Bonds (cost of $529,982)		584,529
CONVERTIBLE BOND—0.3%
Communications—0.3%
Telecommunication Services—0.3%
Telephone – Integrated—0.3%
Virgin Media Finance PLC 8.750% 04/15/14	225,000	318,230
Total Convertible Bond (cost of $313,718)		318,230

	Shares	Value
COMMON STOCKS (i)—0.0%
Industrials—0.0%
Commercial Services & Supplies—0.0%
Fairlane Management Corp. (h)(j)$	2,000	$—
Road & Rail—0.0%
Quality Distribution, Inc.	1,343	15,082
Total Common Stocks (cost of $—)		15,082
	Units
WARRANTS—0.0%
Communications—0.0%
Telecommunication Services—0.0%
Telecommunication Services—0.0%
Jazztel PLC Expires 07/15/10 (h)(i)(j)	95	—
Total Warrants (cost of $187)		—
	Shares
SECURITIES LENDING COLLATERAL—16.5%
State Street Navigator Securities Lending Prime Portfolio (k)	18,750,629	18,750,629
Total Securities Lending Collateral (cost of $18,750,629)		18,750,629
	Par
SHORT-TERM OBLIGATION—3.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 4.160%, collateralized by a U.S. Treasury Bond maturing 02/15/21, market value of $3,572,300 (repurchase proceeds $3,501,213)	$3,500,000	3,500,000
Total Short-Term Obligation (cost of $3,500,000)		3,500,000
Total Investments—114.9% (cost of $128,694,481) (l)		130,877,375
Other Assets & Liabilities, Net—(14.9)%		(16,938,602)
Net Assets—100.0%		$113,938,773

See Accompanying Notes to Financial Statements.
12

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities, which are not illiquid, amounted to $13,021,280, which represents 11.4% of net assets.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2007.

(c)  All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $18,468,901.

(d)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)  Security purchased on a delayed delivery basis.

(f)  Loan participation agreement.

(g)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At June 30, 2007, the value of these securities amounted to $31,600, which represents 0.03% of net assets.

(h)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(i)  Non-income producing security.

(j)  Security has no value.

(k)  Investment made with cash collateral received from securities lending activity.

(l)  Cost for federal income tax purposes is $131,250,262.

At June 30, 2007, the asset allocation of the investment portfolio is as follows:

	% of Net Assets
Government & Agency Obligations	52.9
Corporate Fixed-Income Bonds & Notes	37.4
Mortgage-Backed Securities	3.2
Asset-Backed Securities	1.0
Municipal Bonds	0.5
Convertible Bond	0.3
Common Stocks	0.0	*
Warrants	0.0	*
	95.3
Securities Lending Collateral	16.5
Short-Term Obligation	3.1
Other Assets & Liabilities, Net	(14.9)
	100.0
*Rounds to less than 0.1%.

As of June 30, 2007, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	$1,042,453	$1,037,541	07/09/07	$4,912
CAD	466,009	469,590	07/19/07	(3,581)
EUR	405,803	406,158	07/09/07	(355)
EUR	532,848	541,709	07/18/07	(8,861)
EUR	320,254	325,534	07/18/07	(5,280)
EUR	995,189	1,002,434	07/26/07	(7,245)
EUR	1,246,229	1,254,609	07/31/07	(8,380)
GBP	1,456,764	1,485,659	07/18/07	(28,895)
SEK	1,587,797	1,638,895	07/16/07	(51,098)
				$(108,783)

Acronym	Name
AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

PIK	Payment-In-Kind

PLN	Polish Zloty

SEK	Swedish Krona

USD	United States Dollar

ZAR	South African Rand

See Accompanying Notes to Financial Statements.
13

Statement of Assets and Liabilities

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

Assets:
Investments, at cost	$128,694,481
Investments, at value (including securities on loan of $18,468,901)	$130,877,375
Cash	812
Foreign currency (cost of $18,390)	19,721
Unrealized appreciation on foreign forward currency contracts	4,912
Receivable for:
Fund shares sold	522,575
Interest	2,117,566
Foreign tax reclaims	2,679
Securities lending income	1,956
Expense reimbursement due from Distributor	2,327
Deferred Trustees' compensation plan	20,745
Other assets	79
Total Assets	133,570,747
Liabilities:
Collateral on securities loaned	18,750,629
Unrealized depreciation on foreign forward currency contracts	113,695
Payable for:
Investments purchased	157,566
Investments purchased on a delayed delivery basis	358,835
Fund shares repurchased	90,700
Investment advisory fee	56,861
Transfer agent fee	14
Pricing and bookkeeping fees	18,301
Trustees' fees	474
Audit fee	22,746
Custody fee	5,741
Distribution fee—Class B	12,155
Chief compliance officer expenses	205
Deferred Trustees' fees	20,745
Other liabilities	23,307
Total Liabilities	19,631,974
Net Assets	$113,938,773
Composition of Net Assets:
Paid-in capital	$127,513,343
Undistributed net investment income	9,502,703
Accumulated net realized loss	(25,164,927)
Net unrealized appreciation (depreciation) on:
Investments	2,182,894
Foreign currency translations	(95,240)
Net Assets	$113,938,773
Class A:
Net assets	$59,311,917
Shares outstanding	5,990,725
Net asset value per share	$9.90
Class B:
Net assets	$54,626,856
Shares outstanding	5,542,250
Net asset value per share	$9.86

See Accompanying Notes to Financial Statements.
14

Statement of Operations

Columbia Strategic Income Fund, Variable Series
For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income:
Interest	$3,772,129
Dollar roll fee income	608
Securities lending	6,074
Total Investment Income	$3,778,811
Expenses:
Investment advisory fee	346,765
Distribution fee—Class B	66,549
Transfer agent fee	170
Pricing and bookkeeping fees	54,883
Trustees' fees	8,545
Custody fee	14,151
Chief compliance officer expenses	205
Other expenses	41,535
Total Expenses	532,803
Fees waived by Distributor—Class B	(14,636)
Custody earnings credit	(976)
Net Expenses	517,191
Net Investment Income	3,261,620
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	1,055,228
Foreign currency transactions	(19,392)
Net realized gain	1,035,836
Net change in unrealized appreciation (depreciation) on:
Investments	(1,788,605)
Foreign currency translations	(169,705)
Net change in unrealized appreciation (depreciation)	(1,958,310)
Net Loss	(922,474)
Net Increase in Net Assets from Operations	$2,339,146

See Accompanying Notes to Financial Statements.
15

Statement of Changes in Net Assets

Columbia Strategic Income Fund, Variable Series

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2007	Year Ended December 31, 2006
Operations:
Net investment income	$3,261,620	$7,479,135
Net realized gain on investments and foreign currency transactions	1,035,836	979,367
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,958,310)	(82,291)
Net Increase from Operations	2,339,146	8,376,211
Distributions Declared to Shareholders:
From net investment income:
Class A	—	(7,221,404)
Class B	—	(5,549,042)
Total Distributions Declared to Shareholders	—	(12,770,446)
Share Transactions:
Class A:
Subscriptions	1,272,700	1,725,256
Distributions reinvested	—	7,221,404
Redemptions	(8,632,382)	(24,770,852)
Net Decrease	(7,359,682)	(15,824,192)
Class B:
Subscriptions	6,121,838	3,908,138
Distributions reinvested	—	5,549,042
Redemptions	(6,059,594)	(10,435,362)
Net Increase (Decrease)	62,244	(978,182)
Net Decrease from Share Transactions	(7,297,438)	(16,802,374)
Total Decrease in Net Assets	(4,958,292)	(21,196,609)
Net Assets:
Beginning of period	118,897,065	140,093,674
End of period	$113,938,773	$118,897,065
Undistributed net investment income at end of period	$9,502,703	$6,241,083
Changes in Shares
Class A:
Subscriptions	128,613	171,400
Issued for distributions reinvested	—	770,694
Redemptions	(873,956)	(2,462,717)
Net Decrease	(745,343)	(1,520,623)
Class B:
Subscriptions	620,083	389,985
Issued for distributions reinvested	—	594,116
Redemptions	(617,369)	(1,045,307)
Net Increase (Decrease)	2,714	(61,206)

See Accompanying Notes to Financial Statements.
16

Financial Highlights

Columbia Strategic Income Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended		Year Ended December 31,
	June 30,
	2007		2006(a)	2005		2004	2003	2002
Net Asset Value, Beginning of Period	$9.70		$10.12	$9.96		$9.80	$8.90	$8.92
Income from Investment Operations:
Net investment income (b)	0.28		0.59	0.61		0.61	0.62	0.65
Net realized and unrealized gain (loss) on investments and foreign currency	(0.08)		0.09	(0.45)		0.39	1.03	0.10
Total from Investment Operations	0.20		0.68	0.16		1.00	1.65	0.75
Less Distributions Declared to Shareholders:
From net investment income	—		(1.10)	—		(0.84)	(0.75)	(0.75)
Return of capital	—		—	—		—	—	(0.02)
Total Distributions Declared to Shareholders	—		(1.10)	—		(0.84)	(0.75)	(0.77)
Net Asset Value, End of Period	$9.90		$9.70	$10.12		$9.96	$9.80	$8.90
Total return (c)(d)	2.06	%(e)	7.07%	1.61	%(f)	10.16%	18.54%	8.41%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	0.81	%(h)	0.79%	0.76%		0.80%	0.80%	0.76%
Waiver/reimbursement	—		—	—	%(i)	—	—	—
Net investment income (g)	5.73	%(h)	5.92%	6.06%		6.08%	6.42%	7.16%
Portfolio turnover rate	28	%(e)	42%	40%		103%	61%	62%
Net assets, end of period (000's)	$59,312		$65,347	$83,586		$102,612	$109,894	$106,415

(a)  On May 1, 2006, Colonial Strategic Income Fund, Variable Series was renamed Columbia Strategic Income Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
17

Notes to Financial Statements

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

Note 1. Organization

Columbia Strategic Income Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust on June 9, 1987.

Investment Goals—The Fund seeks current income consistent with prudent risk. The Fund also seeks maximum total return.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at "fair value" as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

18

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Forward Foreign Currency Exchange Contracts—Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Roll Transactions—The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund's policy is to record the components of mortgage dollar rolls using "to be announced" mortgage-backed securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instrument which the Fund is required to repurchase may be worth less than an instrument which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the investment advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Delayed Delivery Securities—The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Loan Participations and Commitments—The Fund may invest in loan participations. When a Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling

19

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

such loan participation ("Selling Participant"), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower ("Intermediate Participants"). The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
Ordinary Income*	$12,770,446
Long-Term Capital Gains	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$4,079,764
Unrealized depreciation	(4,452,651)
Net unrealized depreciation	$(372,887)

The following capital loss carryforwards, determined as of December 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$3,347,414
2009	11,079,118
2010	11,028,566
2013	159,225
2014	553,959
$26,168,282

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical

20

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.60%
$500 million to $1 billion	0.55%
$1 billion to $1.5 billion	0.52%
Over $1.5 billion	0.49%

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.60% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amount paid and payable to affiliates by the Fund under these agreements were $7,555 and $1,856, respectively.

For the six months ended June 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.095% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

21

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

Fee Waivers—The Distributor has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed the annual rate of 1.00% of the Fund's average daily net assets. For Class B shares, the Distributor will first reimburse the Class B distribution fee up to 0.25% annually of the Class B shares' average daily net assets to reach the 1.00% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may modify or terminate this arrangement at any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $31,339,347 and $35,133,007, respectively, of which $9,048,968 and $7,353,025, respectively, were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under these arrangements.

Note 7. Securities Lending

The Fund commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 8. Disclosure of Significant Risks and Contingencies

Foreign Securities—There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

22

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

High-Yield Securities—Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds". Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Sector Focus—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in

23

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 17, 2007, the District Court entered an amended preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

24

Important Information About This Report

A description of the policies and procedures that Columbia Strategic Income Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund. This material must be preceded or accompanied by a current prospectus.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Strategic Income Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class B

2007 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Strategic Income Fund, Variable Series / June 30, 2007

Columbia Strategic Income Fund, Variable Series seeks current income consistent with prudent risk. The fund also seeks maximum total return.

Laura A. Ostrander has managed or co-managed the fund since September 2000. Kevin L. Cronk and Thomas A. LaPointe have co-managed the fund since May 2005.

Summary

•  For the six-month period that ended June 30, 2007, Columbia Strategic Income Fund, Variable Series outperformed its benchmark, the Lehman Brothers Government/Credit Bond Index.1 It also surpassed the average return of its peer group, the Lipper Variable Underlying Funds General Bond Funds Classification Category.2 In an environment marked by low defaults and a strong appetite for risk, the fund's positions in high-yield bonds and bonds of emerging nations helped to contribute positivly to its positive return. The fund outperformed the index as high-yield bonds, non-US dollar denominated bonds and emerging market debt are not represented in the index. We believe that the fund may have had more exposure in these segments than its peers.

•  Early in the six-month period, we reduced exposure to the high-yield sector and added to US and foreign government bonds in the fund's portfolio. We made this shift because the yield difference between lower-rated bonds and US Treasuries was at or near a historical low. Our decision to reduce high-yield holdings was rewarded when lower quality issues lagged and government bonds strengthened late in the period. The fund's allocation to high-yield bonds ended the period at the lowest level in years. Within the high yield sector, holdings in cable and wireless were particularly strong during the period, with improving financial performance and merger and acquisition activity boosting valuations. An overweight position by the fund in Brazilian government debt, including a small exposure to bonds denominated in Brazil's real, led the way among the fund's emerging market holdings. Bonds denominated in the currencies of Canada, Australia and New Zealand were also strong, with returns enhanced by weakness in the US dollar.

•  In early May, signs of renewed economic growth in the United States stirred inflation concerns and extinguished hopes that the Federal Reserve Board might seek to stimulate the economy through cuts in short-term interest rates. Throughout the period, several foreign central banks continued to raise short-term interest rates in an effort to reduce policy accommodation and limit inflationary pressures, pushing global yields higher across the maturity spectrum. We believe that the US dollar has the potential to lose further ground to other currencies, especially those in Asia. The fund's exposure to non-dollar commitments was about 16-18% during this period.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Strategic investing offers attractive income and total return opportunities, but also involves certain risks. The value and return of your investment may fluctuate as a result of changes in interest rates, the financial strength of issuers of lower-rated bonds, foreign, political and economic developments, and changes in currency exchange rates.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Investing in high-yield securities or "junk" bonds offers the potential for higher income than investments in investment-grade bonds, but they do also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments. High yield bonds issued by foreign entities have greater potential risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Holdings are disclosed as of June 30, 2007, and are subject to change.

1  The Lehman Brothers Government/Credit Bond Index tracks the performance of US government and corporate bonds rated investment grade or better, with maturities of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Strategic Income Fund, Variable Series / June 30, 2007

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed, at which time taxes will become due.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2007 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (06/01/00)	1.96	8.30	8.82	6.25
Lehman Brothers Government/Credit Bond Index	0.97	6.00	4.70	6.08

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/06	06/30/07
Class B	9.67	9.86

Annual operating expense ratio (%)*
Class B	1.04

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including or excluding fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Total return performance includes changes in share price and reinvestment of all distributions. The Lehman Brothers Government/Credit Bond Index tracks the performance of US government and corporate bonds rated investment grade or better, with maturities of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Class B shares (newer class shares) performance information includes returns of the fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class of shares would be lower.

Inception date of Class A shares (oldest existing share class) is July 5, 1994.

2

Understanding Your Expenses

Columbia Strategic Income Fund, Variable Series / June 30, 2007

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and includes the actual expense ratio. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/07 — 06/30/07	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	1,019.59	1,019.84	5.01	5.01	1.00

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

	Par		Value
GOVERNMENT & AGENCY OBLIGATIONS—52.9%
Foreign Government Obligations—32.0%
Aries Vermoegensverwaltungs GmbH 7.750% 10/25/09 (a)	EUR	250,000	$358,921
7.750% 10/25/09		250,000	358,921
Corp. Andina de Fomento 6.375% 06/18/09		510,000	707,667
European Investment Bank 5.125% 09/21/11 (b)	JPY	120,000,000	974,416
4.600% 01/30/37 (a)	CAD	500,000	441,394
5.500% 12/07/11	GBP	380,000	746,127
Federal Republic of Brazil 6.000% 01/17/17	USD	350,000	343,000
7.375% 02/03/15	EUR	450,000	683,722
8.750% 02/04/25	USD	365,000	451,688
11.000% 08/17/40		410,000	537,715
12.500% 01/05/22	BRL	350,000	233,787
Federal Republic of Germany 4.250% 07/04/14	EUR	830,000	1,102,412
5.000% 07/04/12		555,000	766,263
6.000% 06/20/16		670,000	1,000,394
Government of Canada 4.500% 06/01/15	CAD	1,075,000	1,005,348
10.000% 06/01/08		1,406,000	1,382,242
Inter-American Development Bank 7.250% 05/24/12	NZD	475,000	357,719
Kingdom of Norway 5.500% 05/15/09	NOK	7,340,000	1,248,073
6.000% 05/16/11		6,520,000	1,132,715
Kingdom of Spain 5.500% 07/30/17	EUR	1,110,000	1,603,796
Kingdom of Sweden 5.000% 01/28/09	SEK	9,220,000	1,363,749
6.750% 05/05/14		8,170,000	1,350,477
Kreditanstalt fuer Wiederaufbau 0.456% 08/08/11 (b)	JPY	80,000,000	649,837
New South Wales Treasury Corp. 8.000% 03/01/08	AUD	1,455,000	1,245,404
Philippine Government International Bond 6.375% 01/15/32	USD	405,000	388,800
Province of Ontario 4.400% 03/08/16	CAD	780,000	711,347
Province of Quebec 6.000% 10/01/12		230,000	227,970
Republic of Bulgaria 8.250% 01/15/15	USD	700,000	807,730
Republic of Colombia 8.125% 05/21/24		245,000	287,875
9.750% 04/09/11		417,754	451,174
11.375% 01/31/08	EUR	365,000	512,287
Republic of France 4.000% 04/25/14		945,000	1,237,045
4.750% 10/25/12		550,000	750,762

	Par		Value
Republic of Panama 8.875% 09/30/27	USD	795,000	$999,713
Republic of Peru 9.875% 02/06/15		450,000	558,450
Republic of Poland 5.750% 03/24/10	PLN	2,345,000	850,337
Republic of South Africa 6.500% 06/02/14	USD	540,000	556,200
13.000% 08/31/10	ZAR	3,470,000	541,894
Republic of Venezuela 6.000% 12/09/20	USD	420,000	339,780
7.000% 03/16/15	EUR	200,000	261,892
Russian Federation 7.500% 03/31/30	USD	641,775	706,915
11.000% 07/24/18		320,000	445,312
12.750% 06/24/28		515,000	907,415
Treasury Corp. of Victoria 6.250% 10/15/12	AUD	950,000	788,324
United Kingdom Treasury 8.000% 06/07/21	GBP	280,000	707,052
9.000% 07/12/11		515,000	1,151,973
United Mexican States 8.375% 01/14/11	USD	1,095,000	1,188,075
11.375% 09/15/16		730,000	1,011,780
			36,435,889
U.S. Government Agencies—0.4%
Federal Farm Credit Bank 5.000% 08/25/10		500,000	494,864
U.S. Government Obligations—20.5%
U.S. Treasury Bonds 7.500% 11/15/24 (c)		1,310,000	1,647,939
8.750% 05/15/17 (c)		4,911,000	6,292,219
8.875% 02/15/19 (c)		300,000	396,750
10.375% 11/15/12 (c)		500,000	509,531
12.500% 08/15/14 (c)		8,100,000	9,317,527
U.S. Treasury Notes 5.000% 02/15/11 (c)		5,205,000	5,228,584
			23,392,550
Total Government & Agency Obligations (cost of $60,879,505)			60,323,303
CORPORATE FIXED-INCOME BONDS & NOTES—37.4%
Basic Materials—3.3%
Chemicals—1.2%
Agricultural Chemicals—0.2%
Mosaic Co. 7.625% 12/01/16 (a)		200,000	204,500
Chemicals – Diversified—0.8%
EquiStar Chemicals LP
10.625% 05/01/11		69,000	72,623
Huntsman International LLC 6.875% 11/15/13 (a)	EUR	90,000	127,292
7.875% 11/15/14	USD	125,000	133,906

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Ineos Group Holdings PLC 8.500% 02/15/16 (a)	$70,000	$68,425
Lyondell Chemical Co. 6.875% 06/15/17	145,000	139,925
8.000% 09/15/14	120,000	123,300
8.250% 09/15/16	155,000	161,975
NOVA Chemicals Corp. 6.500% 01/15/12	145,000	135,575
		963,021
Chemicals – Specialty—0.2%
Chemtura Corp. 6.875% 06/01/16	160,000	151,200
MacDermid, Inc. 9.500% 04/15/17 (a)	85,000	85,425
		236,625
Forest Products & Paper—0.7%
Paper & Related Products—0.7%
Abitibi-Consolidated, Inc. 8.375% 04/01/15	155,000	135,625
Boise Cascade LLC 7.125% 10/15/14	55,000	52,250
Domtar, Inc. 7.125% 08/15/15	145,000	140,468
Georgia-Pacific Corp. 8.000% 01/15/24	160,000	155,200
Neenah Paper, Inc. 7.375% 11/15/14	85,000	84,150
NewPage Corp. 10.000% 05/01/12	70,000	75,600
12.000% 05/01/13	40,000	43,700
Norske Skog 7.375% 03/01/14	45,000	40,444
8.625% 06/15/11	90,000	87,075
		814,512
Iron/Steel—0.1%
Steel-Specialty—0.1%
UCAR Finance, Inc. 10.250% 02/15/12	69,000	72,277
Metals & Mining—1.3%
Diversified Minerals—0.3%
FMG Finance Ltd. 10.625% 09/01/16 (a)	230,000	273,700
Metal – Diversified—0.3%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 04/01/17	320,000	341,600
Mining Services—0.1%
Noranda Aluminium Holding Corp. 11.146% 11/15/14 (a)	145,000	141,375
Non-Ferrous Metals—0.6%
Codelco, Inc. 5.500% 10/15/13	730,000	719,295

	Par	Value
Communications—7.7%
Media—3.3%
Broadcast Services/Programs—0.3%
Clear Channel Communications, Inc. 4.900% 05/15/15	$130,000	$104,931
5.500% 12/15/16	225,000	185,391
		290,322
Cable TV—1.3%
Atlantic Broadband Finance LLC 9.375% 01/15/14	150,000	151,500
Cablevision Systems Corp. 8.000% 04/15/12	95,000	93,812
Charter Communications Holdings I LLC 9.920% 04/01/14	295,000	272,875
11.000% 10/01/15	125,000	130,469
CSC Holdings, Inc. 7.625% 04/01/11	230,000	228,275
DirecTV Holdings LLC 6.375% 06/15/15	190,000	178,600
EchoStar DBS Corp. 6.625% 10/01/14	200,000	191,000
Insight Midwest LP 9.750% 10/01/09	60,000	60,450
9.750% 10/01/09	10,000	10,075
Telenet Group Holding NV (d) 06/15/14 (11.500% 12/15/08) (a)	181,000	171,045
		1,488,101
Multimedia—0.5%
CanWest MediaWorks LP 9.250% 08/01/15 (a)(e)	195,000	195,487
Lamar Media Corp. 6.625% 08/15/15	185,000	175,288
Quebecor Media, Inc. 7.750% 03/15/16	165,000	167,475
		538,250
Publishing – Periodicals—0.9%
Dex Media West LLC 9.875% 08/15/13	271,000	289,970
Dex Media, Inc. (d) 11/15/13 (9.000% 11/15/08)	160,000	150,600
Idearc, Inc. 8.000% 11/15/16	155,000	156,550
PriMedia, Inc. 8.000% 05/15/13	170,000	178,925
R.H. Donnelley Corp. 8.875% 01/15/16	80,000	83,200
Reader's Digest Association, Inc. 9.000% 02/15/17 (a)	160,000	149,600
		1,008,845
Radio—0.1%
CMP Susquehanna Corp. 10.125% 05/15/14 (a)	155,000	155,000

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Television—0.2%
Univision Communications, Inc. PIK, 9.750% 03/15/15 (a)	$265,000	$261,688
Telecommunication Services—4.4%
Cellular Telecommunications—1.8%
Cricket Communications, Inc. 9.375% 11/01/14	260,000	268,450
Digicel Group Ltd. PIK, 9.875% 01/15/15 (a)	260,000	247,353
Dobson Cellular Systems, Inc. 8.375% 11/01/11	230,000	240,350
9.875% 11/01/12	140,000	150,850
MetroPCS Wireless, Inc. 9.250% 11/01/14 (a)	260,000	268,450
Orascom Telecom Finance SCA 7.875% 02/08/14 (a)	100,000	96,710
Rural Cellular Corp. 8.360% 06/01/13 (a)(b)	150,000	149,250
11.106% 11/01/12 (b)	165,000	169,950
US Unwired, Inc. 10.000% 06/15/12	200,000	216,572
Wind Acquisition Financial SA PIK, 12.609% 12/21/11 (b)(f)	268,197	267,793
		2,075,728
Satellite Telecommunications—0.7%
Inmarsat Finance II PLC (d) 11/15/12 (10.375% 11/15/08)	255,000	243,206
Intelsat Bermuda, Ltd. 11.250% 06/15/16	250,000	280,000
Intelsat Intermediate Holdings Co., Ltd. (d) 02/01/15 (9.250% 02/01/10)	100,000	82,250
PanAmSat Corp. 9.000% 08/15/14	133,000	138,653
		744,109
Telecommunication Equipment—0.2%
Lucent Technologies, Inc. 6.450% 03/15/29	210,000	182,700
Telecommunication Services—0.7%
Embarq Corp. 7.082% 06/01/16	65,000	65,364
7.995% 06/01/36	65,000	65,966
Nordic Telephone Co. Holdings ApS 8.250% 05/01/16 (a)	115,000	166,931
Syniverse Technologies, Inc. 7.750% 08/15/13	145,000	138,475
Time Warner Telecom Holdings, Inc. 9.250% 02/15/14	170,000	180,200
West Corp. 11.000% 10/15/16	175,000	182,875
		799,811

	Par	Value
Telephone – Integrated—1.0%
Cincinnati Bell, Inc. 7.000% 02/15/15	$165,000	$161,700
Citizens Communications Co. 7.875% 01/15/27	140,000	136,150
Qwest Communications International, Inc. 7.500% 02/15/14	150,000	151,875
Qwest Corp. 7.500% 10/01/14	70,000	71,750
7.500% 06/15/23	295,000	295,000
8.875% 03/15/12	110,000	118,525
Windstream Corp. 8.625% 08/01/16	220,000	232,650
		1,167,650
Consumer Cyclical—6.5%
Apparel—0.5%
Apparel Manufacturers—0.5%
Broder Brothers Co. 11.250% 10/15/10	115,000	113,419
Hanesbrands, Inc. 8.784% 12/15/14 (b)	95,000	96,425
Levi Strauss & Co. 9.750% 01/15/15	230,000	246,100
Phillips-Van Heusen Corp. 7.250% 02/15/11	95,000	96,425
8.125% 05/01/13	60,000	62,475
		614,844
Auto Manufacturers—0.4%
Auto – Cars/Light Trucks—0.4%
Ford Motor Co. 7.450% 07/16/31	160,000	127,800
General Motors Corp. 8.375% 07/15/33	315,000	287,438
		415,238
Auto Parts & Equipment—0.6%
Auto/Truck Parts & Equipment – Original—0.4%
ArvinMeritor, Inc. 8.125% 09/15/15	80,000	77,500
Hayes Lemmerz Finance Luxembourg SA 8.250% 06/15/15 (a)	150,000	203,525
TRW Automotive, Inc. 7.000% 03/15/14 (a)	140,000	133,350
		414,375
Auto/Truck Parts & Equipment – Replacement—0.1%
Commercial Vehicle Group, Inc. 8.000% 07/01/13	160,000	159,600
Rubber – Tires—0.1%
Goodyear Tire & Rubber Co. 8.625% 12/01/11 (a)	49,000	51,572
9.000% 07/01/15	94,000	101,285
		152,857

See Accompanying Notes to Financial Statements.
6

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Distribution/Wholesale—0.1%
Distribution/Wholesale—0.1%
Buhrmann US, Inc. 7.875% 03/01/15	$100,000	$98,500
Entertainment—0.6%
Gambling (Non-Hotel)—0.2%
Global Cash Access LLC 8.750% 03/15/12	152,000	157,700
Music—0.3%
Steinway Musical Instruments, Inc. 7.000% 03/01/14 (a)	170,000	165,750
WMG Acquisition Corp. 7.375% 04/15/14	135,000	125,550
WMG Holdings Corp. (d) 12/15/14 (9.500% 12/15/09)	110,000	83,600
		374,900
Resorts/Theme Parks—0.1%
Six Flags, Inc. 9.625% 06/01/14	155,000	143,762
Home Builders—0.2%
Building – Residential/Commercial—0.2%
K. Hovnanian Enterprises, Inc. 6.375% 12/15/14	160,000	136,800
KB Home 5.875% 01/15/15	145,000	126,150
		262,950
Home Furnishings—0.1%
Home Furnishings—0.1%
Sealy Mattress Co. 8.250% 06/15/14	90,000	92,250
Leisure Time—0.5%
Cruise Lines—0.2%
Royal Caribbean Cruises Ltd. 7.000% 06/15/13	245,000	246,046
Leisure & Recreational Products—0.2%
K2, Inc. 7.375% 07/01/14	130,000	136,825
Recreational Centers—0.1%
Town Sports International Inc. (d) 02/01/14 (11.000% 02/01/09)	146,000	134,320
Lodging—2.4%
Casino Hotels—2.4%
Buffalo Thunder Development Authority 9.375% 12/15/14 (a)	95,000	95,000
Chukchansi Economic Development Authority 8.859% 11/15/12 (a)(b)	140,000	142,450
Circus & Eldorado/Silver Legacy Capital Corp. 10.125% 03/01/12	90,000	94,163

	Par	Value
Galaxy Entertainment Finance Co., Ltd. 9.875% 12/15/12 (a)	$240,000	$258,000
Greektown Holdings LLC 10.750% 12/01/13 (a)	140,000	148,400
Harrah's Operating Co., Inc. 5.625% 06/01/15	210,000	171,150
Jacobs Entertainment, Inc. 9.750% 06/15/14	120,000	124,650
Las Vegas Sands Corp. 6.375% 02/15/15	270,000	256,837
MGM Mirage 7.500% 06/01/16	205,000	194,494
Mohegan Tribal Gaming Authority 6.875% 02/15/15	120,000	116,700
Pinnacle Entertainment, Inc. 7.500% 06/15/15 (a)	250,000	241,250
8.250% 03/15/12	30,000	30,900
Pokagon Gaming Authority 10.375% 06/15/14 (a)	100,000	110,250
Seminole Hard Rock Entertainment, Inc. 7.860% 03/15/14 (a)(b)	145,000	146,087
Snoqualmie Entertainment Authority 9.125% 02/01/15 (a)	30,000	30,750
9.150% 02/01/14 (a)(b)	30,000	30,300
Station Casinos, Inc. 6.625% 03/15/18	315,000	270,900
Wimar Opco LLC 9.625% 12/15/14 (a)	175,000	168,437
Wynn Las Vegas LLC 6.625% 12/01/14	90,000	86,738
		2,717,456
Retail—1.0%
Retail – Arts & Crafts—0.1%
Michaels Stores, Inc. 11.375% 11/01/16 (a)	100,000	104,500
Retail – Automobiles—0.4%
Asbury Automotive Group, Inc. 8.000% 03/15/14	200,000	202,000
AutoNation, Inc. 7.000% 04/15/14	90,000	88,875
7.356% 04/15/13 (b)	40,000	39,900
United Auto Group, Inc. 7.750% 12/15/16	165,000	164,175
		494,950
Retail – Drug Stores—0.2%
Rite Aid Corp. 9.375% 12/15/15 (a)	235,000	225,600
Retail – Propane Distributors—0.1%
AmeriGas Partners LP 7.125% 05/20/16	145,000	142,463
Retail – Restaurants—0.2%
Buffets, Inc. 12.500% 11/01/14	105,000	100,537
Dave & Buster's, Inc. 11.250% 03/15/14	40,000	41,000

See Accompanying Notes to Financial Statements.
7

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Landry's Restaurants, Inc. 7.500% 12/15/14	$75,000	$72,750
		214,287
Textiles—0.1%
Textile Products—0.1%
INVISTA 9.250% 05/01/12 (a)	125,000	132,188
Consumer Non-Cyclical—4.7%
Agriculture—0.2%
Tobacco—0.2%
Alliance One International, Inc. 8.500% 05/15/12 (a)	125,000	127,812
Reynolds American, Inc. 7.625% 06/01/16	140,000	148,231
		276,043
Beverages—0.1%
Beverages – Non-Alcoholic—0.1%
Cott Beverages, Inc. 8.000% 12/15/11	80,000	80,800
Beverages – Wine/Spirits—0.0%
Constellation Brands, Inc. 8.125% 01/15/12	25,000	25,438
Biotechnology—0.1%
Medical – Biomedical/Gene—0.1%
Bio-Rad Laboratories, Inc. 7.500% 08/15/13	155,000	156,162
Commercial Services—1.3%
Commercial Services—0.1%
Iron Mountain, Inc. 7.750% 01/15/15	135,000	131,625
Commercial Services – Finance—0.1%
ACE Cash Express, Inc. 10.250% 10/01/14 (a)	115,000	117,587
Funeral Services & Related Items—0.1%
Service Corp. International 6.750% 04/01/16	80,000	75,800
7.375% 10/01/14	10,000	10,050
		85,850
Printing – Commercial—0.2%
Quebecor World Capital Corp. 8.750% 03/15/16 (a)	175,000	172,375
Quebecor World, Inc. 9.750% 01/15/15 (a)	60,000	60,750
		233,125
Private Corrections—0.3%
Corrections Corp. of America 6.250% 03/15/13	125,000	120,000
GEO Group, Inc. 8.250% 07/15/13	200,000	206,250
		326,250
Rental Auto/Equipment—0.5%
Ashtead Capital, Inc. 9.000% 08/15/16 (a)	40,000	41,900

	Par	Value
Ashtead Holdings PLC 8.625% 08/01/15 (a)	$130,000	$132,600
Hertz Corp. 8.875% 01/01/14	80,000	83,400
Rental Services Corp. 9.500% 12/01/14 (a)	110,000	112,200
United Rentals North America, Inc. 6.500% 02/15/12	160,000	157,200
7.750% 11/15/13	75,000	75,094
		602,394
Cosmetics/Personal Care—0.2%
Cosmetics & Toiletries—0.2%
DEL Laboratories, Inc. 8.000% 02/01/12	125,000	120,000
Elizabeth Arden, Inc. 7.750% 01/15/14	140,000	141,050
		261,050
Food—0.4%
Food – Dairy Products—0.1%
Dean Foods Co. 7.000% 06/01/16	115,000	109,825
Food – Meat Products—0.1%
Smithfield Foods, Inc. 7.750% 07/01/17	135,000	135,000
Food – Miscellaneous/Diversified—0.2%
Dole Food Co., Inc. 8.625% 05/01/09	78,000	77,805
Reddy Ice Holdings, Inc. (d) 11/01/12 (10.500% 11/01/08)	150,000	141,000
		218,805
Healthcare Products—0.1%
Optical Supplies—0.1%
Advanced Medical Optics, Inc. 7.500% 05/01/17 (a)	75,000	70,875
Healthcare Services—1.0%
Dialysis Centers—0.2%
DaVita, Inc. 7.250% 03/15/15	165,000	162,937
Medical – Hospitals—0.7%
Community Health Systems, Inc. 8.875% 07/15/15 (a)(e)	165,000	167,269
HCA, Inc. 9.250% 11/15/16 (a)	165,000	175,725
PIK, 9.625% 11/15/16 (a)(b)	205,000	220,375
Tenet Healthcare Corp. 9.875% 07/01/14	275,000	272,250
		835,619
Physician Practice Management—0.1%
US Oncology Holdings, Inc. PIK, 9.797% 03/15/12 (a)	95,000	93,338

See Accompanying Notes to Financial Statements.
8

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Household Products/Wares—0.6%
Consumer Products – Miscellaneous—0.6%
American Greetings Corp. 7.375% 06/01/16	$125,000	$126,250
Amscan Holdings, Inc. 8.750% 05/01/14	185,000	182,687
Jarden Corp. 7.500% 05/01/17	175,000	172,813
Jostens IH Corp. 7.625% 10/01/12	165,000	164,175
		645,925
Pharmaceuticals—0.7%
Medical – Drugs—0.4%
Elan Finance PLC 8.875% 12/01/13	215,000	224,675
Warner Chilcott Corp. 8.750% 02/01/15	166,000	170,565
		395,240
Medical – Generic Drugs—0.1%
Mylan Laboratories, Inc. 6.375% 08/15/15	145,000	149,350
Pharmacy Services—0.1%
Omnicare, Inc. 6.750% 12/15/13	90,000	85,950
Vitamins & Nutrition Products—0.1%
NBTY, Inc. 7.125% 10/01/15	150,000	148,500
Energy—4.8%
Coal—0.3%
Coal—0.3%
Arch Western Finance LLC 6.750% 07/01/13	125,000	120,000
Massey Energy Co. 6.875% 12/15/13	175,000	160,344
Peabody Energy Corp. 7.375% 11/01/16	85,000	86,700
		367,044
Energy – Alternate Sources—0.1%
Energy – Alternate Sources—0.1%
VeraSun Energy Corp. 9.375% 06/01/17 (a)	150,000	139,500
Oil & Gas—3.1%
Oil & Gas Drilling—0.1%
Pride International, Inc. 7.375% 07/15/14	110,000	110,275
Oil Companies – Exploration & Production—2.1%
Chesapeake Energy Corp. 6.375% 06/15/15	45,000	42,919
7.500% 06/15/14	170,000	172,125
Cimarex Energy Co. 7.125% 05/01/17	115,000	112,125
Compton Petroleum Corp. 7.625% 12/01/13	155,000	153,063

	Par	Value
Energy XXI Gulf Coast, Inc. 10.000% 06/15/13 (a)	$150,000	$145,875
Forest Oil Corp. 8.000% 12/15/11	130,000	133,900
Newfield Exploration Co. 6.625% 04/15/16	120,000	115,500
OPTI Canada, Inc. 8.250% 12/15/14 (a)	145,000	147,175
PEMEX Finance Ltd. 9.150% 11/15/18	310,000	365,648
10.610% 08/15/17	215,000	271,852
PetroHawk Energy Corp. 9.125% 07/15/13	145,000	153,337
Pogo Producing Co. 6.625% 03/15/15	120,000	118,800
Quicksilver Resources, Inc. 7.125% 04/01/16	120,000	115,800
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.832% 09/30/16 (a)	335,000	329,342
		2,377,461
Oil Company – Integrated—0.2%
Tyumen Oil Co. 11.000% 11/06/07	210,000	213,381
Oil Refining & Marketing—0.2%
Tesoro Corp. 6.625% 11/01/15	120,000	118,800
United Refining Co. 10.500% 08/15/12 (a)	90,000	93,150
		211,950
Oil – Field Services—0.5%
Gazprom International SA 6.510% 03/07/22 (a)	100,000	98,700
7.201% 02/01/20	548,409	566,232
		664,932
Oil & Gas Services—0.1%
Seismic Data Collection—0.1%
Seitel, Inc. 9.750% 02/15/14 (a)	95,000	94,050
Oil, Gas & Consumable Fuels—0.3%
Oil Company – Integrated—0.3%
Petrobras International Finance Co.
6.125% 10/06/16	300,000	294,000
Pipelines—0.9%
Pipelines—0.9%
Atlas Pipeline Partners LP 8.125% 12/15/15	110,000	109,725
Colorado Interstate Gas Co. 6.800% 11/15/15	55,000	56,563
El Paso Corp. 6.875% 06/15/14	130,000	129,350
El Paso Performance- Linked Trust 7.750% 07/15/11 (a)	45,000	46,350
MarkWest Energy Partners LP 6.875% 11/01/14	160,000	151,200
8.500% 07/15/16	65,000	66,137

See Accompanying Notes to Financial Statements.
9

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

	Par		Value
Williams Companies, Inc. 6.375% 10/01/10 (a)		$430,000	$431,075
8.125% 03/15/12		65,000	68,981
			1,059,381
Financials—3.7%
Diversified Financial Services—2.8%
Finance – Auto Loans—1.1%
AmeriCredit Corp. 8.500% 07/01/15 (a)		90,000	90,675
Ford Motor Credit Co. 7.800% 06/01/12		295,000	287,780
8.000% 12/15/16		155,000	148,466
General Motors Acceptance Corp. 6.875% 09/15/11		350,000	344,279
8.000% 11/01/31		340,000	347,678
			1,218,878
Finance – Consumer Loans—0.4%
SLM Corp. 6.500% 06/15/10	NZD	725,000	507,929
Finance – Investment Banker/Broker—0.3%
E*Trade Financial Corp. 8.000% 06/15/11	USD	175,000	179,375
LaBranche & Co., Inc. 11.000% 05/15/12		125,000	132,500
			311,875
Finance – Other Services—0.1%
Pinnacle Foods Finance LLC 9.250% 04/01/15 (a)		155,000	149,575
Special Purpose Entity—0.9%
KAR Holdings, Inc. 10.000% 05/01/15 (a)		110,000	107,250
Local TV Finance LLC PIK, 9.250% 06/15/15 (a)		155,000	153,450
NSG Holdings LLC 7.750% 12/15/25 (a)		145,000	146,450
Transneft 5.670% 03/05/14 (a)		610,000	589,795
			996,945
Insurance—0.4%
Insurance Brokers—0.2%
HUB International Holdings, Inc. 10.250% 06/15/15 (a)		145,000	139,562
USI Holdings Corp. 9.750% 05/15/15 (a)		95,000	94,525
			234,087
Property/Casualty Insurance—0.2%
Crum & Forster Holdings Corp. 7.750% 05/01/17 (a)		260,000	254,150
Real Estate—0.2%
Real Estate Management/Services—0.2%
Realogy Corp. 10.500% 04/15/14 (a)		95,000	90,487
12.375% 04/15/15 (a)		95,000	86,688
			177,175
Real Estate Investment Trusts (REITs)—0.3%
REITS – Hotels—0.2%
Host Marriott LP 6.750% 06/01/16		245,000	240,100

	Par	Value
REITS – Regional Malls—0.1%
Rouse Co. LP/TRC Co-Issuer, Inc.,
6.750% 05/01/13 (a)	$140,000	$139,876
Industrials—4.7%
Aerospace & Defense—0.3%
Aerospace/Defense – Equipment—0.2%
DRS Technologies, Inc. 6.875% 11/01/13	150,000	145,500
Sequa Corp. 9.000% 08/01/09	100,000	103,250
		248,750
Electronics – Military—0.1%
L-3 Communications Corp. 6.375% 10/15/15	110,000	103,950
Building Materials—0.1%
Building & Construction Products – Miscellaneous—0.1%
NTK Holdings, Inc. (d) 03/01/14 (10.750% 09/01/09)	115,000	83,375
Electrical Components & Equipment—0.3%
Wire & Cable Products—0.3%
Belden CDT, Inc. 7.000% 03/15/17 (a)	180,000	177,300
General Cable Corp. 7.725% 04/01/15 (a)(b)	75,000	75,000
7.125% 04/01/17 (a)	75,000	74,250
		326,550
Electronics—0.3%
Electronic Components – Miscellaneous—0.3%
Flextronics International Ltd. 6.250% 11/15/14	180,000	163,800
NXP BV/NXP Funding LLC 9.500% 10/15/15	180,000	177,300
		341,100
Engineering & Construction—0.1%
Building & Construction – Miscellaneous—0.1%
Esco Corp. 8.625% 12/15/13 (a)	95,000	99,750
Environmental Control—0.5%
Non-Hazardous Waste Disposal—0.3%
Allied Waste North America, Inc. 7.125% 05/15/16	165,000	161,287
7.875% 04/15/13	200,000	202,250
		363,537
Recycling—0.2%
Aleris International, Inc. 10.000% 12/15/16 (a)	80,000	79,400
PIK, 9.000% 12/15/14 (a)(b)	130,000	131,138
		210,538
Hand/Machine Tools—0.1%
Machinery – Electrical—0.1%
Baldor Electric Co. 8.625% 02/15/17	100,000	105,750

See Accompanying Notes to Financial Statements.
10

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Machinery – Construction & Mining—0.1%
Machinery – Construction & Mining—0.1%
Terex Corp. 7.375% 01/15/14	$150,000	$150,000
Machinery – Diversified—0.2%
Machinery – General Industry—0.1%
Manitowoc Co., Inc. 7.125% 11/01/13	90,000	90,225
Machinery – Material Handling—0.1%
Columbus McKinnon Corp. 8.875% 11/01/13	130,000	137,475
Metal Fabricate/Hardware—0.0%
Metal Processors & Fabrication—0.0%
TriMas Corp. 9.875% 06/15/12	8,000	8,220
Miscellaneous Manufacturing—0.9%
Diversified Manufacturing Operators—0.6%
Bombardier, Inc. 6.300% 05/01/14 (a)	255,000	242,250
J.B. Poindexter & Co. 8.750% 03/15/14	85,000	78,625
Koppers Holdings, Inc. (d) 11/15/14 (9.875% 11/15/09)	150,000	128,250
Trinity Industries, Inc. 6.500% 03/15/14	235,000	229,713
		678,838
Miscellaneous Manufacturing—0.3%
American Railcar Industries, Inc. 7.500% 03/01/14	120,000	119,400
Nutro Products, Inc. 10.750% 04/15/14 (a)	150,000	174,306
		293,706
Packaging & Containers—0.9%
Containers – Metal/Glass—0.6%
Crown Americas LLC & Crown Americas Capital Corp. 7.750% 11/15/15	185,000	185,925
Owens-Brockway Glass Container, Inc. 8.250% 05/15/13	395,000	408,825
Owens-Illinois, Inc. 7.500% 05/15/10	80,000	80,700
		675,450
Containers – Paper/Plastic—0.3%
Berry Plastics Holding Corp. 10.250% 03/01/16	120,000	120,000
Jefferson Smurfit Corp. 8.250% 10/01/12	140,000	138,950
Solo Cup Co. 8.500% 02/15/14	70,000	61,250
		320,200
Transportation—0.9%
Transportation – Marine—0.4%
Navios Maritime Holdings, Inc. 9.500% 12/15/14 (a)	160,000	169,600

	Par	Value
Ship Finance International Ltd. 8.500% 12/15/13	$155,000	$159,650
Stena AB 7.500% 11/01/13	195,000	196,950
		526,200
Transportation – Railroad—0.1%
TFM SA de CV 9.375% 05/01/12	120,000	128,400
Transportation – Services—0.3%
CHC Helicopter Corp. 7.375% 05/01/14	190,000	180,975
PHI, Inc. 7.125% 04/15/13	135,000	128,925
		309,900
Transportation – Trucks—0.1%
QDI LLC 9.000% 11/15/10	125,000	121,250
Technology—0.7%
Computers—0.1%
Computer Services—0.1%
Sungard Data Systems, Inc.
9.125% 08/15/13	90,000	92,138
Semiconductors—0.4%
Electronic Components – Semiconductors—0.4%
Advanced Micro Devices, Inc. 7.750% 11/01/12	90,000	84,825
Freescale Semiconductor, Inc. 10.125% 12/15/16 (a)	240,000	225,600
PIK, 9.125% 12/15/14 (a)(b)	210,000	197,400
		507,825
Software—0.2%
Transactional Software—0.2%
Open Solutions, Inc. 9.750% 02/01/15 (a)	175,000	176,750
Utilities—1.3%
Electric—1.3%
Electric – Generation—0.3%
AES Corp. 7.750% 03/01/14	210,000	210,525
Edison Mission Energy 7.000% 05/15/17 (a)	190,000	179,075
		389,600
Electric – Integrated—0.3%
CMS Energy Corp. 6.875% 12/15/15	100,000	101,308
8.500% 04/15/11	65,000	69,135
Sierra Pacific Resources 6.750% 08/15/17	145,000	142,544
		312,987
Independent Power Producer—0.7%
Calpine Generating Co. LLC 14.320% 04/01/11 (g)	80,000	31,600

See Accompanying Notes to Financial Statements.
11

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Dynegy Holdings, Inc. 7.125% 05/15/18	$215,000	$191,350
Mirant North America LLC 7.375% 12/31/13	215,000	219,837
NRG Energy, Inc. 7.250% 02/01/14	110,000	110,275
7.375% 02/01/16	130,000	130,325
7.375% 01/15/17	65,000	65,244
Reliant Energy, Inc. 7.875% 06/15/17	90,000	87,525
		836,156
Total Corporate Fixed-Income Bonds & Notes (cost of $39,923,678)		42,663,592
MORTGAGE-BACKED SECURITIES—3.2%
Federal Home Loan Mortgage Corp. 8.000% 10/01/26	56,430	59,387
Federal National Mortgage Association 6.000% 02/01/37	1,039,565	1,029,021
6.500% 11/01/36	2,510,967	2,535,388
Total Mortgage-Backed Securities (cost of $3,656,274)		3,623,796
ASSET-BACKED SECURITIES—1.0%
Equity One ABS, Inc.
4.205% 04/25/34	625,000	589,135
GMAC Mortgage Corp.
4.865% 09/25/34	520,000	509,079
Total Asset-Backed Securities (cost of $1,140,508)		1,098,214
MUNICIPAL BONDS—0.5%
California—0.4%
CA Cabazon Band Mission Indians 13.000% 10/01/11 (h)	350,000	411,810
Virginia—0.1%
VA Tobacco Settlement Financing Corp. Series 2007 A1, 6.706% 06/01/46	180,000	172,719
Total Municipal Bonds (cost of $529,982)		584,529
CONVERTIBLE BOND—0.3%
Communications—0.3%
Telecommunication Services—0.3%
Telephone – Integrated—0.3%
Virgin Media Finance PLC 8.750% 04/15/14	225,000	318,230
Total Convertible Bond (cost of $313,718)		318,230

	Shares	Value
COMMON STOCKS (i)—0.0%
Industrials—0.0%
Commercial Services & Supplies—0.0%
Fairlane Management Corp. (h)(j)$	2,000	$—
Road & Rail—0.0%
Quality Distribution, Inc.	1,343	15,082
Total Common Stocks (cost of $—)		15,082
	Units
WARRANTS—0.0%
Communications—0.0%
Telecommunication Services—0.0%
Telecommunication Services—0.0%
Jazztel PLC Expires 07/15/10 (h)(i)(j)	95	—
Total Warrants (cost of $187)		—
	Shares
SECURITIES LENDING COLLATERAL—16.5%
State Street Navigator Securities Lending Prime Portfolio (k)	18,750,629	18,750,629
Total Securities Lending Collateral (cost of $18,750,629)		18,750,629
	Par
SHORT-TERM OBLIGATION—3.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 4.160%, collateralized by a U.S. Treasury Bond maturing 02/15/21, market value of $3,572,300 (repurchase proceeds $3,501,213)	$3,500,000	3,500,000
Total Short-Term Obligation (cost of $3,500,000)		3,500,000
Total Investments—114.9% (cost of $128,694,481) (l)		130,877,375
Other Assets & Liabilities, Net—(14.9)%		(16,938,602)
Net Assets—100.0%		$113,938,773

See Accompanying Notes to Financial Statements.
12

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities, which are not illiquid, amounted to $13,021,280, which represents 11.4% of net assets.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2007.

(c)  All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $18,468,901.

(d)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)  Security purchased on a delayed delivery basis.

(f)  Loan participation agreement.

(g)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At June 30, 2007, the value of these securities amounted to $31,600, which represents 0.03% of net assets.

(h)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(i)  Non-income producing security.

(j)  Security has no value.

(k)  Investment made with cash collateral received from securities lending activity.

(l)  Cost for federal income tax purposes is $131,250,262.

At June 30, 2007, the asset allocation of the investment portfolio is as follows:

	% of Net Assets
Government & Agency Obligations	52.9
Corporate Fixed-Income Bonds & Notes	37.4
Mortgage-Backed Securities	3.2
Asset-Backed Securities	1.0
Municipal Bonds	0.5
Convertible Bond	0.3
Common Stocks	0.0	*
Warrants	0.0	*
	95.3
Securities Lending Collateral	16.5
Short-Term Obligation	3.1
Other Assets & Liabilities, Net	(14.9)
	100.0
*Rounds to less than 0.1%.

As of June 30, 2007, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	$1,042,453	$1,037,541	07/09/07	$4,912
CAD	466,009	469,590	07/19/07	(3,581)
EUR	405,803	406,158	07/09/07	(355)
EUR	532,848	541,709	07/18/07	(8,861)
EUR	320,254	325,534	07/18/07	(5,280)
EUR	995,189	1,002,434	07/26/07	(7,245)
EUR	1,246,229	1,254,609	07/31/07	(8,380)
GBP	1,456,764	1,485,659	07/18/07	(28,895)
SEK	1,587,797	1,638,895	07/16/07	(51,098)
				$(108,783)

Acronym	Name
AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

PIK	Payment-In-Kind

PLN	Polish Zloty

SEK	Swedish Krona

USD	United States Dollar

ZAR	South African Rand

See Accompanying Notes to Financial Statements.
13

Statement of Assets and Liabilities

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

Assets:
Investments, at cost	$128,694,481
Investments, at value (including securities on loan of $18,468,901)	$130,877,375
Cash	812
Foreign currency (cost of $18,390)	19,721
Unrealized appreciation on foreign forward currency contracts	4,912
Receivable for:
Fund shares sold	522,575
Interest	2,117,566
Foreign tax reclaims	2,679
Securities lending income	1,956
Expense reimbursement due from Distributor	2,327
Deferred Trustees' compensation plan	20,745
Other assets	79
Total Assets	133,570,747
Liabilities:
Collateral on securities loaned	18,750,629
Unrealized depreciation on foreign forward currency contracts	113,695
Payable for:
Investments purchased	157,566
Investments purchased on a delayed delivery basis	358,835
Fund shares repurchased	90,700
Investment advisory fee	56,861
Transfer agent fee	14
Pricing and bookkeeping fees	18,301
Trustees' fees	474
Audit fee	22,746
Custody fee	5,741
Distribution fee—Class B	12,155
Chief compliance officer expenses	205
Deferred Trustees' fees	20,745
Other liabilities	23,307
Total Liabilities	19,631,974
Net Assets	$113,938,773
Composition of Net Assets:
Paid-in capital	$127,513,343
Undistributed net investment income	9,502,703
Accumulated net realized loss	(25,164,927)
Net unrealized appreciation (depreciation) on:
Investments	2,182,894
Foreign currency translations	(95,240)
Net Assets	$113,938,773
Class A:
Net assets	$59,311,917
Shares outstanding	5,990,725
Net asset value per share	$9.90
Class B:
Net assets	$54,626,856
Shares outstanding	5,542,250
Net asset value per share	$9.86

See Accompanying Notes to Financial Statements.
14

Statement of Operations

Columbia Strategic Income Fund, Variable Series
For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income:
Interest	$3,772,129
Dollar roll fee income	608
Securities lending	6,074
Total Investment Income	$3,778,811
Expenses:
Investment advisory fee	346,765
Distribution fee—Class B	66,549
Transfer agent fee	170
Pricing and bookkeeping fees	54,883
Trustees' fees	8,545
Custody fee	14,151
Chief compliance officer expenses	205
Other expenses	41,535
Total Expenses	532,803
Fees waived by Distributor—Class B	(14,636)
Custody earnings credit	(976)
Net Expenses	517,191
Net Investment Income	3,261,620
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	1,055,228
Foreign currency transactions	(19,392)
Net realized gain	1,035,836
Net change in unrealized appreciation (depreciation) on:
Investments	(1,788,605)
Foreign currency translations	(169,705)
Net change in unrealized appreciation (depreciation)	(1,958,310)
Net Loss	(922,474)
Net Increase in Net Assets from Operations	$2,339,146

See Accompanying Notes to Financial Statements.
15

Statement of Changes in Net Assets

Columbia Strategic Income Fund, Variable Series

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2007	Year Ended December 31, 2006
Operations:
Net investment income	$3,261,620	$7,479,135
Net realized gain on investments and foreign currency transactions	1,035,836	979,367
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,958,310)	(82,291)
Net Increase from Operations	2,339,146	8,376,211
Distributions Declared to Shareholders:
From net investment income:
Class A	—	(7,221,404)
Class B	—	(5,549,042)
Total Distributions Declared to Shareholders	—	(12,770,446)
Share Transactions:
Class A:
Subscriptions	1,272,700	1,725,256
Distributions reinvested	—	7,221,404
Redemptions	(8,632,382)	(24,770,852)
Net Decrease	(7,359,682)	(15,824,192)
Class B:
Subscriptions	6,121,838	3,908,138
Distributions reinvested	—	5,549,042
Redemptions	(6,059,594)	(10,435,362)
Net Increase (Decrease)	62,244	(978,182)
Net Decrease from Share Transactions	(7,297,438)	(16,802,374)
Total Decrease in Net Assets	(4,958,292)	(21,196,609)
Net Assets:
Beginning of period	118,897,065	140,093,674
End of period	$113,938,773	$118,897,065
Undistributed net investment income at end of period	$9,502,703	$6,241,083
Changes in Shares
Class A:
Subscriptions	128,613	171,400
Issued for distributions reinvested	—	770,694
Redemptions	(873,956)	(2,462,717)
Net Decrease	(745,343)	(1,520,623)
Class B:
Subscriptions	620,083	389,985
Issued for distributions reinvested	—	594,116
Redemptions	(617,369)	(1,045,307)
Net Increase (Decrease)	2,714	(61,206)

See Accompanying Notes to Financial Statements.
16

Financial Highlights

Columbia Strategic Income Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2007		2006(a)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$9.67		$10.09	$9.95	$9.80	$8.89	$8.91
Income from Investment Operations:
Net investment income (b)	0.27		0.57	0.58	0.59	0.60	0.63
Net realized and unrealized gain (loss) on investments and foreign currency	(0.08)		0.08	(0.44)	0.38	1.04	0.09
Total from Investment Operations	0.19		0.65	0.14	0.97	1.64	0.72
Less Distributions Declared to Shareholders:
From net investment income	—		(1.07)	—	(0.82)	(0.73)	(0.72)
Return of capital	—		—	—	—	—	(0.02)
Total Distributions Declared to Shareholders	—		(1.07)	—	(0.82)	(0.73)	(0.74)
Net Asset Value, End of Period	$9.86		$9.67	$10.09	$9.95	$9.80	$8.89
Total return (c)(d)(e)	1.96	%(f)	6.84%	1.41%	9.85%	18.43%	8.08%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	1.00	%(h)	1.00%	1.00%	1.00%	1.00%	1.00%
Waiver/reimbursement	0.06	%(h)	0.04%	0.01%	0.05%	0.05%	0.01%
Net investment income (g)	5.54	%(h)	5.71%	5.82%	5.88%	6.17%	6.92%
Portfolio turnover rate	28	%(f)	42%	40%	103%	61%	62%
Net assets, end of period (000's)	$54,627		$53,550	$56,507	$60,210	$55,825	$32,407

(a)  On May 1, 2006, Colonial Strategic Income Fund, Variable Series was renamed Columbia Strategic Income Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)   Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.
17

Notes to Financial Statements

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

Note 1. Organization

Columbia Strategic Income Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust on June 9, 1987.

Investment Goals—The Fund seeks current income consistent with prudent risk. The Fund also seeks maximum total return.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at "fair value" as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

18

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Forward Foreign Currency Exchange Contracts—Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Roll Transactions—The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund's policy is to record the components of mortgage dollar rolls using "to be announced" mortgage-backed securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instrument which the Fund is required to repurchase may be worth less than an instrument which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the investment advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Delayed Delivery Securities—The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Loan Participations and Commitments—The Fund may invest in loan participations. When a Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling

19

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

such loan participation ("Selling Participant"), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower ("Intermediate Participants"). The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
Ordinary Income*	$12,770,446
Long-Term Capital Gains	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$4,079,764
Unrealized depreciation	(4,452,651)
Net unrealized depreciation	$(372,887)

The following capital loss carryforwards, determined as of December 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$3,347,414
2009	11,079,118
2010	11,028,566
2013	159,225
2014	553,959
$26,168,282

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical

20

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.60%
$500 million to $1 billion	0.55%
$1 billion to $1.5 billion	0.52%
Over $1.5 billion	0.49%

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.60% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amount paid and payable to affiliates by the Fund under these agreements were $7,555 and $1,856, respectively.

For the six months ended June 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.095% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

21

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

Fee Waivers—The Distributor has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed the annual rate of 1.00% of the Fund's average daily net assets. For Class B shares, the Distributor will first reimburse the Class B distribution fee up to 0.25% annually of the Class B shares' average daily net assets to reach the 1.00% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may modify or terminate this arrangement at any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $31,339,347 and $35,133,007, respectively, of which $9,048,968 and $7,353,025, respectively, were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under these arrangements.

Note 7. Securities Lending

The Fund commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 8. Disclosure of Significant Risks and Contingencies

Foreign Securities—There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

22

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

High-Yield Securities—Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds". Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Sector Focus—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in

23

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2007 (Unaudited)

certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 17, 2007, the District Court entered an amended preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

24

Important Information About This Report

A description of the policies and procedures that Columbia Strategic Income Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund. This material must be preceded or accompanied by a current prospectus.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia International Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class A

2007 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia International Fund, Variable Series / June 30, 2007

Columbia International Fund, Variable Series seeks long-term growth.

Fred Copper, the lead manager, has managed or co-managed the fund since October 2005. Tim Anderson, Jasmine Huang, Paul DiGiacomo and Daisuke Nomoto have co-managed the fund since May 2006.

Summary

•  For the six-month period that ended June 30, 2007, the Columbia International Fund, Variable Series outperformed its benchmark, the MSCI EAFE Index.1 The fund's return was also higher than the average return for its peer group, the Morningstar Foreign Large Blend VIT Category.2 An out-of-index weight in China and an overweight in Germany, two strongly performing markets, accounted for the fund's outperformance.

•  Our decision to emphasize China and Germany reflected our view on global growth, which we have put to work in the portfolio for some time. China continued to benefit from growing consumerism and the build-out of its infrastructure. Germany was helped by extensive political and economic restructuring and by its position as an exporter of high quality, value-added products and services. An overweight in Malaysia, whose market-friendly reforms have increased its ability to access the global capital markets, also helped boost return. Individual stocks that aided results included: China's Yanzhou Coal; Volvo, a manufacturer of heavy machinery; and SSAB, a Swedish steel manufacturer (0.7%, 0.8% and 1.0% of net assets, respectively). By contrast, a decision to overweight health care was disappointing, as cost-containment in the industry held down profitability. In materials, we also gave up some performance by prematurely trimming stocks that had outperformed. Many of these same companies continued to do well after we sold them. Our investment in British Airways hit a bad patch because of higher oil prices and labor disputes (0.5% of net assets). TGS-Nopec Geophysical, a Norwegian energy services company, also fell short of our expectations (1.0% of net assets). Both stocks remain in the portfolio because we feel their problems are temporary.

•  We believe that continued economic growth and favorable monetary policies should be supportive of equities. However, the substantial rise in stock prices over several months has boosted valuations; and the risk/return dynamic has become less attractive. Rising interest rates have also introduced uncertainty into the equity markets. In this environment, we have become slightly more defensive, paring back selected holdings that have outperformed and investing the proceeds in non-cyclical areas, such as health care, which has the potential to do well even if international stock markets pull back.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

An investment in the Columbia International Fund, Variable Series may present certain risks, including stock market fluctuations that occur in response to economic and business developments. International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Holdings are disclosed as of June 30, 2007 and are subject to change.

1  The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  ©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Performance Information

Columbia International Fund, Variable Series / June 30, 2007

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed, at which time taxes will become due.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these charges, they would be lower.

Average annual total return as of June 30, 2007 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (05/02/94)	12.60	28.40	16.65	5.85
MSCI EAFE Index	10.74	27.00	17.73	7.66

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/06	06/30/07
Class A	2.46	2.77

Annual operating expense ratio (%)*
Class A	1.23

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including or excluding fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Total return performance includes changes in share price and reinvestment of all distributions. The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia International Fund, Variable Series / June 30, 2007

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000.00 which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/07 – 06/30/07	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,126.01	1,020.08	5.01	4.76	0.95

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia International Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS—98.7%
Consumer Discretionary—10.7%
Auto Components—2.3%
Continental AG	3,479	$490,747
Denso Corp.	13,800	539,770
Stanley Electric Co., Ltd.	17,800	386,327
		1,416,844
Automobiles—2.1%
Peugeot SA	8,659	696,103
Toyota Motor Corp.	10,200	643,148
		1,339,251
Hotels, Restaurants & Leisure—1.2%
Genting Berhad	137,300	327,846
Paddy Power PLC	13,769	429,276
		757,122
Household Durables—1.2%
JM AB	7,700	233,610
Matsushita Electric Industrial Co., Ltd.	26,000	515,413
		749,023
Leisure Equipment & Products—1.7%
FUJIFILM Holdings Corp.	16,100	720,025
Nikon Corp.	13,000	361,927
		1,081,952
Media—1.3%
Vivendi SA	18,143	780,120
Textiles, Apparel & Luxury Goods—0.9%
Nisshinbo Industries, Inc.	41,000	571,964
Consumer Staples—7.0%
Beverages—2.0%
Fomento Economico Mexicano SAB de CV, ADR	14,070	553,232
Heineken NV	11,593	680,937
		1,234,169
Food & Staples Retailing—1.7%
Massmart Holdings Ltd.	40,767	496,141
Metro, Inc., Class A	15,682	549,404
		1,045,545
Food Products—1.8%
China Milk Products Group Ltd. (a)	306,000	276,021
Toyo Suisan Kaisha Ltd.	16,000	288,280
Unilever PLC	17,311	558,655
		1,122,956
Tobacco—1.5%
Imperial Tobacco Group PLC	8,012	370,574
Japan Tobacco, Inc.	123	606,576
		977,150
Energy—7.7%
Energy Equipment & Services—1.0%
TGS Nopec Geophysical Co. ASA (a)	29,500	601,052

	Shares	Value
Oil, Gas & Consumable Fuels—6.7%
BP PLC	75,788	$913,039
PetroChina Co., Ltd., Class H	418,000	618,426
Royal Dutch Shell PLC, Class B	8,487	354,407
Statoil ASA	15,850	490,557
Total SA	17,062	1,385,033
Yanzhou Coal Mining Co., Ltd., Class H	300,000	457,178
		4,218,640
Financials—28.3%
Capital Markets—3.0%
Credit Suisse Group, Registered Shares	11,404	808,819
Deutsche Bank AG, Registered Shares	5,702	829,800
UBS AG, Registered Shares	4,390	262,430
		1,901,049
Commercial Banks—16.7%
ABN AMRO Holding NV	8,189	375,761
Australia & New Zealand Banking Group Ltd.	14,379	352,538
Banco Bilbao Vizcaya Argentaria SA	40,692	994,483
Banco Santander Central Hispano SA	59,004	1,085,523
Bank of Ireland	25,670	520,174
Barclays PLC	69,581	965,616
BNP Paribas	7,824	932,099
Bumiputra-Commerce Holdings Berhad	72,200	244,405
Depfa Bank PLC	19,773	350,096
HBOS PLC	21,466	422,226
HSBC Holdings PLC	42,668	781,819
Industrial Bank of Korea	16,110	328,867
Mizuho Financial Group, Inc.	40	276,191
Societe Generale	4,557	842,078
Sumitomo Mitsui Financial Group, Inc.	40	372,765
Swedbank AB, Class A	10,900	394,201
United Overseas Bank Ltd.	51,000	732,204
Westpac Banking Corp.	24,396	530,438
		10,501,484
Consumer Finance—0.7%
ORIX Corp.	1,640	430,770
Diversified Financial Services—2.1%
Fortis	12,921	547,163
ING Groep NV	17,311	762,295
		1,309,458
Insurance—4.9%
Aviva PLC	28,921	429,490
Axis Capital Holdings Ltd.	13,390	544,304
Baloise Holding AG, Registered Shares	5,015	494,479

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia International Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Brit Insurance Holdings PLC	90,470	$623,800
Milano Assicurazioni SpA	42,373	351,726
Swiss Reinsurance, Registered Shares	7,255	661,258
		3,105,057
Real Estate Management & Development—0.9%
Swire Pacific Ltd., Class A	34,500	386,730
Yanlord Land Group Ltd.	87,000	177,401
		564,131
Health Care—7.9%
Pharmaceuticals—7.9%
AstraZeneca PLC	16,299	873,488
Biovail Corp.	27,280	693,458
Kyowa Hakko Kogyo Co., Ltd.	26,000	245,052
Novartis AG, Registered Shares	22,054	1,241,375
Novo-Nordisk A/S, Class B	2,150	234,157
Ono Pharmaceutical Co., Ltd.	6,600	349,414
Roche Holding AG, Genusschein Shares	4,490	796,496
Takeda Pharmaceutical Co., Ltd.	8,300	535,660
		4,969,100
Industrials—13.0%
Aerospace & Defense—1.7%
MTU Aero Engines Holding AG	6,200	402,265
Rolls-Royce Group PLC (a)	64,503	693,738
		1,096,003
Airlines—0.5%
British Airways PLC (a)	33,880	282,862
Building Products—1.0%
Geberit AG, Registered Shares	3,827	652,970
Commercial Services & Supplies—1.1%
Randstad Holding NV	8,292	657,152
Construction & Engineering—0.5%
Peab AB	10,600	329,704
Electrical Equipment—1.3%
Schneider Electric SA	5,661	792,725
Industrial Conglomerates—0.5%
Keppel Corp. Ltd.	42,000	342,511
Machinery—4.5%
China High Speed Transmission Equipment Group Co. Ltd. (a)	1,000	1,070
Georg Fischer AG, Registered Shares (a)	680	512,138
Heidelberger Druckmaschinen AG	9,737	470,845
Komatsu Ltd.	13,900	402,599
Mori Seiki Co., Ltd.	7,600	235,401
SKF AB, Class B	21,000	440,468
Sulzer AG, Registered Shares	192	248,161
Volvo AB, Class B	25,900	514,289
		2,824,971

	Shares	Value
Road & Rail—0.4%
Central Japan Railway Co.	25	$263,170
Trading Companies & Distributors—1.5%
Hitachi High-Technologies Corp.	10,100	262,287
Itochu Corp.	58,000	669,335
		931,622
Information Technology—5.9%
Communications Equipment—1.7%
Nokia Oyj	37,308	1,048,818
Electronic Equipment & Instruments—0.7%
Kyocera Corp.	4,100	437,185
Internet Software & Services—0.1%
United Internet AG, Registered Shares	2,550	52,637
IT Services—1.0%
CGI Group, Inc., Class A (a)	33,500	375,804
Nomura Research Institute Ltd.	8,700	255,679
		631,483
Office Electronics—1.7%
Brother Industries Ltd.	43,000	631,881
Canon, Inc.	7,000	410,784
		1,042,665
Semiconductors & Semiconductor Equipment—0.7%
Infineon Technologies AG (a)	28,241	469,795
Materials—9.3%
Chemicals—3.2%
BASF AG	8,048	1,056,741
Linde AG	3,914	472,189
Shin-Etsu Chemical Co., Ltd.	7,000	499,406
		2,028,336
Construction Materials—0.7%
Ciments Francais SA	1,883	431,821
Metals & Mining—5.4%
BHP Billiton PLC	16,157	448,090
JFE Holdings, Inc.	9,200	570,233
Rio Tinto PLC	5,302	405,040
Salzgitter AG	3,553	683,914
SSAB Svenskt Stal AB, Series A	15,200	622,966
Yamato Kogyo Co., Ltd.	17,300	684,041
		3,414,284
Telecommunication Services—4.8%
Diversified Telecommunication Services—3.2%
Bezeq Israeli Telecommunication Corp., Ltd.	272,727	441,280
Chunghwa Telecom Co., Ltd., ADR	18,398	346,986
Nippon Telegraph & Telephone Corp.	67	296,896
Telefonica O2 Czech Republic AS	20,914	588,071
Telekomunikacja Polska SA	41,984	366,121
		2,039,354

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia International Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Wireless Telecommunication Services—1.6%
China Mobile Ltd.	31,000	$334,596
KDDI Corp.	51	377,868
Philippine Long Distance Telephone Co., ADR	4,646	265,751
		978,215
Utilities—4.1%
Electric Utilities—3.5%
British Energy Group PLC	44,758	484,536
E.ON AG	6,359	1,068,499
Tenaga Nasional Bhd	188,100	620,407
		2,173,442
Gas Utilities—0.6%
Tokyo Gas Co., Ltd.	82,000	388,531
Total Common Stocks (cost of $46,018,190)		61,987,093
INVESTMENT COMPANY—1.0%
iShares MSCI EAFE Index Fund	7,866	635,494
Total Investment Company (cost of $626,592)		635,494
	Par
SHORT-TERM OBLIGATION—1.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 4.160%, collateralized by a U.S. Treasury Obligation maturing 02/15/21, market value of $1,053,700 (repurchase proceeds $1,029,357)	$1,029,000	1,029,000
Total Short-Term Obligation (cost of $1,029,000)		1,029,000
Total Investments—101.3% (cost of $47,673,782) (b)		63,651,587
Other Assets & Liabilities, Net—(1.3)%		(838,190)
Net Assets—100.0%		$62,813,397

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $47,673,782.

At June 30, 2007, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$3,005,388	$2,998,881	09/20/07	$6,507
DKK	256,847	254,520	09/20/07	2,327
EUR	2,697,920	2,670,242	09/20/07	27,678
GBP	5,708,271	5,666,386	09/20/07	41,885
JPY	255,148	254,012	09/20/07	1,136
TWD	154,625	155,638	09/20/07	(1,013)
				$78,520
Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	$1,593,174	$1,582,320	09/20/07	$(10,854)
CHF	1,610,189	1,584,497	09/20/07	(25,692)
CZK	574,630	570,999	09/20/07	(3,631)
ILS	440,210	441,500	09/20/07	1,290
JPY	154,409	155,178	09/20/07	769
KRW	383,031	380,985	09/20/07	(2,046)
MXN	287,537	286,751	09/20/07	(786)
MYR	1,199,826	1,192,486	09/20/07	(7,340)
NOK	387,842	383,189	09/20/07	(4,653)
PHP	126,137	126,989	09/20/07	852
PLN	323,160	317,949	09/20/07	(5,211)
SEK	899,353	891,154	09/20/07	(8,199)
SGD	670,631	667,321	09/20/07	(3,310)
TWD	670,377	669,469	09/20/07	(908)
ZAR	257,205	253,449	09/20/07	(3,756)
				$(73,475)

See Accompanying Notes to Financial Statements.
6

Investment Portfolio (continued)

Columbia International Fund, Variable Series / June 30, 2007 (Unaudited)

The Fund is invested in the following countries at June 30, 2007:

	Value	% of Total Investments
Japan	$13,228,578	20.8
United Kingdom	9,151,685	14.4
Germany	5,997,431	9.4
France	5,859,979	9.2
Switzerland	5,678,128	8.9
Sweden	2,535,237	4.0
Netherlands	2,476,145	3.9
Spain	2,080,006	3.3
United States	1,941,585	3.1
Canada	1,618,665	2.5
Ireland	1,299,546	2.0
Singapore	1,252,116	2.0
Malaysia	1,192,658	1.9
Norway	1,091,609	1.7
China	1,075,603	1.7
Finland	1,048,818	1.6
Australia	882,976	1.4
Hong Kong	721,326	1.1
Czech Republic	588,071	0.9
Mexico	553,232	0.9
Belgium	547,163	0.9
South Africa	496,142	0.8
Israel	441,280	0.7
Poland	366,121	0.6
Italy	351,726	0.5
Taiwan	346,986	0.5
Korea	328,867	0.5
Philippines	265,751	0.4
Denmark	234,157	0.4
	$63,651,587	100.0

Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PHP	Philippine Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	Taiwan Dollar

ZAR	South African Rand

See Accompanying Notes to Financial Statements.
7

Statement of Assets and Liabilities

Columbia International Fund, Variable Series / June 30, 2007 (Unaudited)

Assets
Investments, at cost	$47,673,782
Investments, at value	$63,651,587
Cash	341
Foreign currency (cost of $75,703)	75,705
Unrealized appreciation on foreign forward currency contracts	82,444
Receivable for:
Investments sold	537,353
Interest	25,962
Dividends	78,307
Foreign tax reclaims	59,510
Expense reimbursement due from Investment Advisor	15,627
Deferred Trustees' compensation plan	13,602
Total Assets	64,540,438
Liabilities
Unrealized depreciation on foreign forward currency contracts	77,399
Payable for:
Investments purchased	1,075,095
Fund shares repurchased	466,742
Investment advisory fee	45,160
Pricing and bookkeeping fees	9,501
Trustees' fees	407
Audit fee	18,623
Custody fee	10,906
Distribution fee—Class B	1,590
Chief compliance officer expenses	196
Deferred Trustees' fees	13,602
Other liabilities	7,820
Total Liabilities	1,727,041
Net Assets	$62,813,397
Net Assets Consist of
Paid-in capital	$34,029,162
Undistributed net investment income	2,129,587
Accumulated net realized gain	10,661,588
Net unrealized appreciation on:
Investments	15,977,805
Foreign currency translations	15,255
Net Assets	$62,813,397
Class A:
Net assets	$57,324,955
Shares outstanding	20,711,311
Net asset value per share	$2.77
Class B:
Net assets	$5,488,442
Shares outstanding	1,998,984
Net asset value per share	$2.75

See Accompanying Notes to Financial Statements.
8

Statement of Operations

Columbia International Fund, Variable Series
For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income
Dividends	$1,160,132
Interest	38,786
Total Investment Income (net of foreign taxes withheld of $136,438)	1,198,918
Expenses
Investment advisory fee	277,908
Distribution fee—Class B	7,362
Transfer agent fee	90
Pricing and bookkeeping fees	38,678
Trustees' fees	7,370
Custody fee	40,302
Chief compliance officer expenses	196
Other expenses	29,551
Total Expenses	401,457
Fees and expenses waived or reimbursed by Investment Advisor	(90,555)
Custody earnings credit	(76)
Net Expenses	310,826
Net Investment Income	888,092
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain on:
Investments	6,618,167
Foreign currency transactions	198,593
Net realized gain	6,816,760
Net change in unrealized appreciation (depreciation) on:
Investments	(270,247)
Foreign currency translations	8,405
Net change in unrealized appreciation (depreciation)	(261,842)
Net Gain	6,554,918
Net Increase Resulting from Operations	$7,443,010

See Accompanying Notes to Financial Statements.
9

Statement of Changes in Net Assets

Columbia International Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2007	Year Ended December 31, 2006
Operations
Net investment income	$888,092	$1,071,147
Net realized gain on investments and foreign currency transactions, net of foreign capital gains tax	6,816,760	12,027,155
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(261,842)	1,842,392
Net Increase Resulting from Operations	7,443,010	14,940,694
Distributions Declared to Shareholders
From net investment income:
Class A	—	(822,401)
Class B	—	(78,900)
From net realized gains:
Class A	—	(4,010,967)
Class B	—	(445,969)
Total Distributions Declared to Shareholders	—	(5,358,237)
Share Transactions
Class A:
Subscriptions	856,896	2,064,067
Distributions reinvested	—	4,833,368
Redemptions	(9,615,544)	(17,795,500)
Net Decrease	(8,758,648)	(10,898,065)
Class B:
Subscriptions	27,074	199,310
Distributions reinvested	—	524,869
Redemptions	(1,665,650)	(1,415,539)
Net Decrease	(1,638,576)	(691,360)
Net Decrease from Share Transactions	(10,397,224)	(11,589,425)
Total Decrease in Net Assets	(2,954,214)	(2,006,968)
Net Assets
Beginning of period	65,767,611	67,774,579
End of period	$62,813,397	$65,767,611
Undistributed net investment income at end of period	$2,129,587	$1,241,495
Changes in Shares
Class A:
Subscriptions	332,121	889,868
Issued for distributions reinvested	—	2,207,018
Redemptions	(3,694,212)	(7,608,021)
Net Decrease	(3,362,091)	(4,511,135)
Class B:
Subscriptions	10,269	84,355
Issued for distributions reinvested	—	240,766
Redemptions	(646,905)	(609,784)
Net Decrease	(636,636)	(284,663)

See Accompanying Notes to Financial Statements.
10

Financial Highlights

Columbia International Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$2.46		$2.15		$1.90		$1.69		$1.26		$1.46
Income from Investment Operations:
Net investment income (a)	0.04		0.04		0.03		0.02		0.03		0.01
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	0.27		0.48		0.22		0.21		0.42		(0.20)
Total from Investment Operations	0.31		0.52		0.25		0.23		0.45		(0.19)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.04)		—		(0.02)		(0.02)		(0.01)
From net realized gains	—		(0.17)		—		—		—		—
Total Distributions Declared to Shareholders	—		(0.21)		—		(0.02)		(0.02)		(0.01)
Net Asset Value, End of Period	$2.77		$2.46		$2.15		$1.90		$1.69		$1.26
Total return (b)(c)	12.60	%(d)(e)	25.17	%(e)	13.16	%(e)	13.73	%(e)(f)	35.54	%(e)	(13.35)%
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	0.95	%(h)	0.95%		0.95%		0.95%		0.97%		1.13%
Waiver/reimbursement	0.28	%(h)	0.28%		0.20%		0.21%		0.18%		—
Net investment income (g)	2.81	%(h)	1.64%		1.49%		0.98%		1.84%		0.62%
Portfolio turnover rate	39	%(d)	90%		67%		101%		104%		39%
Net assets, end of period (000's)	$57,325		$59,317		$61,525		$70,391		$75,184		$28,883

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.
11

Notes to Financial Statements

Columbia International Fund, Variable Series / June 30, 2007 (Unaudited)

Note 1. Organization

Columbia International Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is operating as a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust on June 9, 1987.

Investment Goal— The Fund seeks long-term growth.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at "fair value," such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at "fair value" as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Forward Foreign Currency Exchange Contracts— Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter

12

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2007 (Unaudited)

into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status —The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Foreign Capital Gains Taxes—Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders—Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

13

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2007 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:

Ordinary Income*	$1,136,289
Long-Term Capital Gains	4,221,948

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$16,265,238
Unrealized depreciation	(287,433)
Net unrealized appreciation	$15,977,805

The following capital loss carryforwards, determined as of December 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2007	$74,666
2008	429,538
2009	2,483,178
2010	3,027,462
2011	339,845
$6,354,689

Of the capital loss carryforwards attributable to the Fund, $692,024 ($346,012 expiring 12/31/08, $173,006 expiring 12/31/09 and $173,006 expiring 12/31/10) remain from the Fund's merger with Colonial International Horizons Fund, Variable Series and $316,384 ($74,666 expiring 12/31/07, $83,526 expiring 12/31/08, $79,096 expiring 12/31/09 and $79,096 expiring 12/31/10) remain from the Fund's merger with Colonial Global Equity Fund, Variable Series. Utilization of these losses, as well as the remaining capital loss carryforwards of the Fund, could be subject to limitations imposed by the Internal Revenue Code.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.87%
$500 million to $1 billion	0.82%
$1 billion to $1.5 billion	0.77%
$1.5 billion to $3 billion	0.72%
$3 billion to $6 billion	0.70%
Over $6 billion	0.68%

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.87% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting

14

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2007 (Unaudited)

services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amount paid and payable to affiliates by the Fund under these agreements were $7,555 and $1,856, respectively.

For the six months ended June 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.121% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia has voluntarily agreed to reimburse the Fund for certain expenses so that total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.95% annually of the Fund's average daily net assets. Columbia, at its discretion, may modify or terminate this arrangement at any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $25,072,324 and $34,568,904, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted

15

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2007 (Unaudited)

line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under these arrangements.

Note 7. Disclosure of Significant Risks and Contingencies

Foreign Securities—There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act

16

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2007 (Unaudited)

of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 17, 2007, the District Court entered an amended preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

17

Important Information About This Report

A description of the policies and procedures that Columbia International Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund. This material must be preceded or accompanied by a current prospectus.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

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Columbia International Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class B

2007 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia International Fund, Variable Series / June 30, 2007

Columbia International Fund, Variable Series seeks long-term growth.

Fred Copper, the lead manager, has managed or co-managed the fund since October 2005. Tim Anderson, Jasmine Huang, Paul DiGiacomo and Daisuke Nomoto have co-managed the fund since May 2006.

Summary

•  For the six-month period that ended June 30, 2007, the Columbia International Fund, Variable Series outperformed its benchmark, the MSCI EAFE Index.1 The fund's return was also higher than the average return for its peer group, the Morningstar Foreign Large Blend VIT Category.2 An out-of-index weight in China and an overweight in Germany, two strongly performing markets, accounted for the fund's outperformance.

•  Our decision to emphasize China and Germany reflected our view on global growth, which we have put to work in the portfolio for some time. China continued to benefit from growing consumerism and the build-out of its infrastructure. Germany was helped by extensive political and economic restructuring and by its position as an exporter of high quality, value-added products and services. An overweight in Malaysia, whose market-friendly reforms have increased its ability to access the global capital markets, also helped boost return. Individual stocks that aided results included: China's Yanzhou Coal; Volvo, a manufacturer of heavy machinery; and SSAB, a Swedish steel manufacturer (0.7%, 0.8% and 1.0% of net assets, respectively). By contrast, a decision to overweight health care was disappointing, as cost-containment in the industry held down profitability. In materials, we also gave up some performance by prematurely trimming stocks that had outperformed. Many of these same companies continued to do well after we sold them. Our investment in British Airways hit a bad patch because of higher oil prices and labor disputes (0.5% of net assets). TGS-Nopec Geophysical, a Norwegian energy services company, also fell short of our expectations (1.0% of net assets). Both stocks remain in the portfolio because we feel their problems are temporary.

•  We believe that continued economic growth and favorable monetary policies should be supportive of equities. However, the substantial rise in stock prices over several months has boosted valuations; and the risk/return dynamic has become less attractive. Rising interest rates have also introduced uncertainty into the equity markets. In this environment, we have become slightly more defensive, paring back selected holdings that have outperformed and investing the proceeds in non-cyclical areas, such as health care, which has the potential to do well even if international stock markets pull back.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

An investment in the Columbia International Fund, Variable Series may present certain risks, including stock market fluctuations that occur in response to economic and business developments. International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Holdings are disclosed as of June 30, 2007 and are subject to change.

1  The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  ©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Performance Information

Columbia International Fund, Variable Series / June 30, 2007

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed, at which time taxes will become due.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these charges, they would be lower.

Average annual total return as of June 30, 2007 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (06/01/00)	12.24	28.35	16.44	5.68
MSCI EAFE Index	10.74	27.00	17.73	7.66

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/06	06/30/07
Class B	2.45	2.75

Annual operating expense ratio (%)*
Class B	1.48

* The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including or excluding fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Total return performance includes changes in share price and reinvestment of all distributions. The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Class B shares (newer class shares) performance information includes returns of the fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class of shares would be lower.

Inception date of class A shares (oldest existing share class) is May 2, 1994.

2

Understanding Your Expenses

Columbia International Fund, Variable Series / June 30, 2007

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/07 - 06/30/07	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	1,122.39	1,018.84	6.31	6.01	1.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia International Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS—98.7%
Consumer Discretionary—10.7%
Auto Components—2.3%
Continental AG	3,479	$490,747
Denso Corp.	13,800	539,770
Stanley Electric Co., Ltd.	17,800	386,327
		1,416,844
Automobiles—2.1%
Peugeot SA	8,659	696,103
Toyota Motor Corp.	10,200	643,148
		1,339,251
Hotels, Restaurants & Leisure—1.2%
Genting Berhad	137,300	327,846
Paddy Power PLC	13,769	429,276
		757,122
Household Durables—1.2%
JM AB	7,700	233,610
Matsushita Electric Industrial Co., Ltd.	26,000	515,413
		749,023
Leisure Equipment & Products—1.7%
FUJIFILM Holdings Corp.	16,100	720,025
Nikon Corp.	13,000	361,927
		1,081,952
Media—1.3%
Vivendi SA	18,143	780,120
Textiles, Apparel & Luxury Goods—0.9%
Nisshinbo Industries, Inc.	41,000	571,964
Consumer Staples—7.0%
Beverages—2.0%
Fomento Economico Mexicano SAB de CV, ADR	14,070	553,232
Heineken NV	11,593	680,937
		1,234,169
Food & Staples Retailing—1.7%
Massmart Holdings Ltd.	40,767	496,141
Metro, Inc., Class A	15,682	549,404
		1,045,545
Food Products—1.8%
China Milk Products Group Ltd. (a)	306,000	276,021
Toyo Suisan Kaisha Ltd.	16,000	288,280
Unilever PLC	17,311	558,655
		1,122,956
Tobacco—1.5%
Imperial Tobacco Group PLC	8,012	370,574
Japan Tobacco, Inc.	123	606,576
		977,150
Energy—7.7%
Energy Equipment & Services—1.0%
TGS Nopec Geophysical Co. ASA (a)	29,500	601,052

	Shares	Value
Oil, Gas & Consumable Fuels—6.7%
BP PLC	75,788	$913,039
PetroChina Co., Ltd., Class H	418,000	618,426
Royal Dutch Shell PLC, Class B	8,487	354,407
Statoil ASA	15,850	490,557
Total SA	17,062	1,385,033
Yanzhou Coal Mining Co., Ltd., Class H	300,000	457,178
		4,218,640
Financials—28.3%
Capital Markets—3.0%
Credit Suisse Group, Registered Shares	11,404	808,819
Deutsche Bank AG, Registered Shares	5,702	829,800
UBS AG, Registered Shares	4,390	262,430
		1,901,049
Commercial Banks—16.7%
ABN AMRO Holding NV	8,189	375,761
Australia & New Zealand Banking Group Ltd.	14,379	352,538
Banco Bilbao Vizcaya Argentaria SA	40,692	994,483
Banco Santander Central Hispano SA	59,004	1,085,523
Bank of Ireland	25,670	520,174
Barclays PLC	69,581	965,616
BNP Paribas	7,824	932,099
Bumiputra-Commerce Holdings Berhad	72,200	244,405
Depfa Bank PLC	19,773	350,096
HBOS PLC	21,466	422,226
HSBC Holdings PLC	42,668	781,819
Industrial Bank of Korea	16,110	328,867
Mizuho Financial Group, Inc.	40	276,191
Societe Generale	4,557	842,078
Sumitomo Mitsui Financial Group, Inc.	40	372,765
Swedbank AB, Class A	10,900	394,201
United Overseas Bank Ltd.	51,000	732,204
Westpac Banking Corp.	24,396	530,438
		10,501,484
Consumer Finance—0.7%
ORIX Corp.	1,640	430,770
Diversified Financial Services—2.1%
Fortis	12,921	547,163
ING Groep NV	17,311	762,295
		1,309,458
Insurance—4.9%
Aviva PLC	28,921	429,490
Axis Capital Holdings Ltd.	13,390	544,304
Baloise Holding AG, Registered Shares	5,015	494,479

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia International Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Brit Insurance Holdings PLC	90,470	$623,800
Milano Assicurazioni SpA	42,373	351,726
Swiss Reinsurance, Registered Shares	7,255	661,258
		3,105,057
Real Estate Management & Development—0.9%
Swire Pacific Ltd., Class A	34,500	386,730
Yanlord Land Group Ltd.	87,000	177,401
		564,131
Health Care—7.9%
Pharmaceuticals—7.9%
AstraZeneca PLC	16,299	873,488
Biovail Corp.	27,280	693,458
Kyowa Hakko Kogyo Co., Ltd.	26,000	245,052
Novartis AG, Registered Shares	22,054	1,241,375
Novo-Nordisk A/S, Class B	2,150	234,157
Ono Pharmaceutical Co., Ltd.	6,600	349,414
Roche Holding AG, Genusschein Shares	4,490	796,496
Takeda Pharmaceutical Co., Ltd.	8,300	535,660
		4,969,100
Industrials—13.0%
Aerospace & Defense—1.7%
MTU Aero Engines Holding AG	6,200	402,265
Rolls-Royce Group PLC (a)	64,503	693,738
		1,096,003
Airlines—0.5%
British Airways PLC (a)	33,880	282,862
Building Products—1.0%
Geberit AG, Registered Shares	3,827	652,970
Commercial Services & Supplies—1.1%
Randstad Holding NV	8,292	657,152
Construction & Engineering—0.5%
Peab AB	10,600	329,704
Electrical Equipment—1.3%
Schneider Electric SA	5,661	792,725
Industrial Conglomerates—0.5%
Keppel Corp. Ltd.	42,000	342,511
Machinery—4.5%
China High Speed Transmission Equipment Group Co. Ltd. (a)	1,000	1,070
Georg Fischer AG, Registered Shares (a)	680	512,138
Heidelberger Druckmaschinen AG	9,737	470,845
Komatsu Ltd.	13,900	402,599
Mori Seiki Co., Ltd.	7,600	235,401
SKF AB, Class B	21,000	440,468
Sulzer AG, Registered Shares	192	248,161
Volvo AB, Class B	25,900	514,289
		2,824,971

	Shares	Value
Road & Rail—0.4%
Central Japan Railway Co.	25	$263,170
Trading Companies & Distributors—1.5%
Hitachi High-Technologies Corp.	10,100	262,287
Itochu Corp.	58,000	669,335
		931,622
Information Technology—5.9%
Communications Equipment—1.7%
Nokia Oyj	37,308	1,048,818
Electronic Equipment & Instruments—0.7%
Kyocera Corp.	4,100	437,185
Internet Software & Services—0.1%
United Internet AG, Registered Shares	2,550	52,637
IT Services—1.0%
CGI Group, Inc., Class A (a)	33,500	375,804
Nomura Research Institute Ltd.	8,700	255,679
		631,483
Office Electronics—1.7%
Brother Industries Ltd.	43,000	631,881
Canon, Inc.	7,000	410,784
		1,042,665
Semiconductors & Semiconductor Equipment—0.7%
Infineon Technologies AG (a)	28,241	469,795
Materials—9.3%
Chemicals—3.2%
BASF AG	8,048	1,056,741
Linde AG	3,914	472,189
Shin-Etsu Chemical Co., Ltd.	7,000	499,406
		2,028,336
Construction Materials—0.7%
Ciments Francais SA	1,883	431,821
Metals & Mining—5.4%
BHP Billiton PLC	16,157	448,090
JFE Holdings, Inc.	9,200	570,233
Rio Tinto PLC	5,302	405,040
Salzgitter AG	3,553	683,914
SSAB Svenskt Stal AB, Series A	15,200	622,966
Yamato Kogyo Co., Ltd.	17,300	684,041
		3,414,284
Telecommunication Services—4.8%
Diversified Telecommunication Services—3.2%
Bezeq Israeli Telecommunication Corp., Ltd.	272,727	441,280
Chunghwa Telecom Co., Ltd., ADR	18,398	346,986
Nippon Telegraph & Telephone Corp.	67	296,896
Telefonica O2 Czech Republic AS	20,914	588,071
Telekomunikacja Polska SA	41,984	366,121
		2,039,354

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia International Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Wireless Telecommunication Services—1.6%
China Mobile Ltd.	31,000	$334,596
KDDI Corp.	51	377,868
Philippine Long Distance Telephone Co., ADR	4,646	265,751
		978,215
Utilities—4.1%
Electric Utilities—3.5%
British Energy Group PLC	44,758	484,536
E.ON AG	6,359	1,068,499
Tenaga Nasional Bhd	188,100	620,407
		2,173,442
Gas Utilities—0.6%
Tokyo Gas Co., Ltd.	82,000	388,531
Total Common Stocks (cost of $46,018,190)		61,987,093
INVESTMENT COMPANY—1.0%
iShares MSCI EAFE Index Fund	7,866	635,494
Total Investment Company (cost of $626,592)		635,494
	Par
SHORT-TERM OBLIGATION—1.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 4.160%, collateralized by a U.S. Treasury Obligation maturing 02/15/21, market value of $1,053,700 (repurchase proceeds $1,029,357)	$1,029,000	1,029,000
Total Short-Term Obligation (cost of $1,029,000)		1,029,000
Total Investments—101.3% (cost of $47,673,782) (b)		63,651,587
Other Assets & Liabilities, Net—(1.3)%		(838,190)
Net Assets—100.0%		$62,813,397

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $47,673,782.

At June 30, 2007, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$3,005,388	$2,998,881	09/20/07	$6,507
DKK	256,847	254,520	09/20/07	2,327
EUR	2,697,920	2,670,242	09/20/07	27,678
GBP	5,708,271	5,666,386	09/20/07	41,885
JPY	255,148	254,012	09/20/07	1,136
TWD	154,625	155,638	09/20/07	(1,013)
				$78,520
Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	$1,593,174	$1,582,320	09/20/07	$(10,854)
CHF	1,610,189	1,584,497	09/20/07	(25,692)
CZK	574,630	570,999	09/20/07	(3,631)
ILS	440,210	441,500	09/20/07	1,290
JPY	154,409	155,178	09/20/07	769
KRW	383,031	380,985	09/20/07	(2,046)
MXN	287,537	286,751	09/20/07	(786)
MYR	1,199,826	1,192,486	09/20/07	(7,340)
NOK	387,842	383,189	09/20/07	(4,653)
PHP	126,137	126,989	09/20/07	852
PLN	323,160	317,949	09/20/07	(5,211)
SEK	899,353	891,154	09/20/07	(8,199)
SGD	670,631	667,321	09/20/07	(3,310)
TWD	670,377	669,469	09/20/07	(908)
ZAR	257,205	253,449	09/20/07	(3,756)
				$(73,475)

See Accompanying Notes to Financial Statements.
6

Investment Portfolio (continued)

Columbia International Fund, Variable Series / June 30, 2007 (Unaudited)

The Fund is invested in the following countries at June 30, 2007:

	Value	% of Total Investments
Japan	$13,228,578	20.8
United Kingdom	9,151,685	14.4
Germany	5,997,431	9.4
France	5,859,979	9.2
Switzerland	5,678,128	8.9
Sweden	2,535,237	4.0
Netherlands	2,476,145	3.9
Spain	2,080,006	3.3
United States	1,941,585	3.1
Canada	1,618,665	2.5
Ireland	1,299,546	2.0
Singapore	1,252,116	2.0
Malaysia	1,192,658	1.9
Norway	1,091,609	1.7
China	1,075,603	1.7
Finland	1,048,818	1.6
Australia	882,976	1.4
Hong Kong	721,326	1.1
Czech Republic	588,071	0.9
Mexico	553,232	0.9
Belgium	547,163	0.9
South Africa	496,142	0.8
Israel	441,280	0.7
Poland	366,121	0.6
Italy	351,726	0.5
Taiwan	346,986	0.5
Korea	328,867	0.5
Philippines	265,751	0.4
Denmark	234,157	0.4
	$63,651,587	100.0

Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PHP	Philippine Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	Taiwan Dollar

ZAR	South African Rand

See Accompanying Notes to Financial Statements.
7

Statement of Assets and Liabilities

Columbia International Fund, Variable Series / June 30, 2007 (Unaudited)

Assets
Investments, at cost	$47,673,782
Investments, at value	$63,651,587
Cash	341
Foreign currency (cost of $75,703)	75,705
Unrealized appreciation on foreign forward currency contracts	82,444
Receivable for:
Investments sold	537,353
Interest	25,962
Dividends	78,307
Foreign tax reclaims	59,510
Expense reimbursement due from Investment Advisor	15,627
Deferred Trustees' compensation plan	13,602
Total Assets	64,540,438
Liabilities
Unrealized depreciation on foreign forward currency contracts	77,399
Payable for:
Investments purchased	1,075,095
Fund shares repurchased	466,742
Investment advisory fee	45,160
Pricing and bookkeeping fees	9,501
Trustees' fees	407
Audit fee	18,623
Custody fee	10,906
Distribution fee—Class B	1,590
Chief compliance officer expenses	196
Deferred Trustees' fees	13,602
Other liabilities	7,820
Total Liabilities	1,727,041
Net Assets	$62,813,397
Net Assets Consist of
Paid-in capital	$34,029,162
Undistributed net investment income	2,129,587
Accumulated net realized gain	10,661,588
Net unrealized appreciation on:
Investments	15,977,805
Foreign currency translations	15,255
Net Assets	$62,813,397
Class A:
Net assets	$57,324,955
Shares outstanding	20,711,311
Net asset value per share	$2.77
Class B:
Net assets	$5,488,442
Shares outstanding	1,998,984
Net asset value per share	$2.75

See Accompanying Notes to Financial Statements.
8

Statement of Operations

Columbia International Fund, Variable Series
For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income
Dividends	$1,160,132
Interest	38,786
Total Investment Income (net of foreign taxes withheld of $136,438)	1,198,918
Expenses
Investment advisory fee	277,908
Distribution fee—Class B	7,362
Transfer agent fee	90
Pricing and bookkeeping fees	38,678
Trustees' fees	7,370
Custody fee	40,302
Chief compliance officer expenses	196
Other expenses	29,551
Total Expenses	401,457
Fees and expenses waived or reimbursed by Investment Advisor	(90,555)
Custody earnings credit	(76)
Net Expenses	310,826
Net Investment Income	888,092
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain on:
Investments	6,618,167
Foreign currency transactions	198,593
Net realized gain	6,816,760
Net change in unrealized appreciation (depreciation) on:
Investments	(270,247)
Foreign currency translations	8,405
Net change in unrealized appreciation (depreciation)	(261,842)
Net Gain	6,554,918
Net Increase Resulting from Operations	$7,443,010

See Accompanying Notes to Financial Statements.
9

Statement of Changes in Net Assets

Columbia International Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2007	Year Ended December 31, 2006
Operations
Net investment income	$888,092	$1,071,147
Net realized gain on investments and foreign currency transactions, net of foreign capital gains tax	6,816,760	12,027,155
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(261,842)	1,842,392
Net Increase Resulting from Operations	7,443,010	14,940,694
Distributions Declared to Shareholders
From net investment income:
Class A	—	(822,401)
Class B	—	(78,900)
From net realized gains:
Class A	—	(4,010,967)
Class B	—	(445,969)
Total Distributions Declared to Shareholders	—	(5,358,237)
Share Transactions
Class A:
Subscriptions	856,896	2,064,067
Distributions reinvested	—	4,833,368
Redemptions	(9,615,544)	(17,795,500)
Net Decrease	(8,758,648)	(10,898,065)
Class B:
Subscriptions	27,074	199,310
Distributions reinvested	—	524,869
Redemptions	(1,665,650)	(1,415,539)
Net Decrease	(1,638,576)	(691,360)
Net Decrease from Share Transactions	(10,397,224)	(11,589,425)
Total Decrease in Net Assets	(2,954,214)	(2,006,968)
Net Assets
Beginning of period	65,767,611	67,774,579
End of period	$62,813,397	$65,767,611
Undistributed net investment income at end of period	$2,129,587	$1,241,495
Changes in Shares
Class A:
Subscriptions	332,121	889,868
Issued for distributions reinvested	—	2,207,018
Redemptions	(3,694,212)	(7,608,021)
Net Decrease	(3,362,091)	(4,511,135)
Class B:
Subscriptions	10,269	84,355
Issued for distributions reinvested	—	240,766
Redemptions	(646,905)	(609,784)
Net Decrease	(636,636)	(284,663)

See Accompanying Notes to Financial Statements.
10

Financial Highlights

Columbia International Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$2.45		$2.14		$1.90		$1.69		$1.26		$1.46
Income from Investment Operations:
Net investment income (a)	0.03		0.03		0.02		0.01		0.03		0.01
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	0.27		0.48		0.22		0.22		0.41		(0.21)
Total from Investment Operations	0.30		0.51		0.24		0.23		0.44		(0.20)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.03)		—		(0.02)		(0.01)		— (b)
From net realized gains	—		(0.17)		—		—		—		—
Total Distributions Declared to Shareholders	—		(0.20)		—		(0.02)		(0.01)		—
Net Asset Value, End of Period	$2.75		$2.45		$2.14		$1.90		$1.69		$1.26
Total return (c)(d)	12.24	%(e)(f)	25.04	%(f)	12.63	%(f)	13.48	%(f)(g)	35.21	%(f)	(13.56)%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	1.20	%(i)	1.20%		1.20%		1.20%		1.22%		1.38%
Waiver/reimbursement	0.28	%(i)	0.28%		0.20%		0.21%		0.18%		—
Net investment income (h)	2.50	%(i)	1.37%		1.20%		0.72%		1.71%		0.37%
Portfolio turnover rate	39	%(e)	90%		67%		101%		104%		39%
Net assets, end of period (000's)	$5,488		$6,450		$6,249		$6,792		$6,817		$1

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.
11

Notes to Financial Statements

Columbia International Fund, Variable Series / June 30, 2007 (Unaudited)

Note 1. Organization

Columbia International Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is operating as a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust on June 9, 1987.

Investment Goal— The Fund seeks long-term growth.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at "fair value," such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at "fair value" as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Forward Foreign Currency Exchange Contracts— Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter

12

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2007 (Unaudited)

into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status —The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Foreign Capital Gains Taxes—Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders—Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

13

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2007 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
Ordinary Income*	$1,136,289
Long-Term Capital Gains	4,221,948

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$16,265,238
Unrealized depreciation	(287,433)
Net unrealized appreciation	$15,977,805

The following capital loss carryforwards, determined as of December 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2007	$74,666
2008	429,538
2009	2,483,178
2010	3,027,462
2011	339,845
$6,354,689

Of the capital loss carryforwards attributable to the Fund, $692,024 ($346,012 expiring 12/31/08, $173,006 expiring 12/31/09 and $173,006 expiring 12/31/10) remain from the Fund's merger with Colonial International Horizons Fund, Variable Series and $316,384 ($74,666 expiring 12/31/07, $83,526 expiring 12/31/08, $79,096 expiring 12/31/09 and $79,096 expiring 12/31/10) remain from the Fund's merger with Colonial Global Equity Fund, Variable Series. Utilization of these losses, as well as the remaining capital loss carryforwards of the Fund, could be subject to limitations imposed by the Internal Revenue Code.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.87%
$500 million to $1 billion	0.82%
$1 billion to $1.5 billion	0.77%
$1.5 billion to $3 billion	0.72%
$3 billion to $6 billion	0.70%
Over $6 billion	0.68%

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.87% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting

14

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2007 (Unaudited)

services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amount paid and payable to affiliates by the Fund under these agreements were $7,555 and $1,856, respectively.

For the six months ended June 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.121% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia has voluntarily agreed to reimburse the Fund for certain expenses so that total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.95% annually of the Fund's average daily net assets. Columbia, at its discretion, may modify or terminate this arrangement at any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $25,072,324 and $34,568,904, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted

15

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2007 (Unaudited)

line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under these arrangements.

Note 7. Disclosure of Significant Risks and Contingencies

Foreign Securities—There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act

16

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2007 (Unaudited)

of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 17, 2007, the District Court entered an amended preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

17

Important Information About This Report

A description of the policies and procedures that Columbia International Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund. This material must be preceded or accompanied by a current prospectus.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

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Columbia Large Cap Growth Fund, Variable Series

Columbia Funds Variable Insurance Trust

Class A

2007 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007

Columbia Large Cap Growth Fund, Variable Series seeks long-term growth.

Paul J. Berlinguet, Edward P. Hickey, Roger R. Sullivan, Mary-Ann Ward and John Wilson co-manage the fund.

Summary

•  For the six-month period that ended June 30, 2007, Columbia Large Cap Growth Fund, Variable Series' return was slightly ahead of its benchmark, the Russell 1000 Growth Index1 and the average return for its peer group, the Morningstar Large Growth VIT Category.2 Individual stock selection played the major role in achieving this competitive return.

•  The fund was aided by its positions in the technology sector. Apple (0.6% of net assets) received favorable publicity from its iPhone release and enjoyed strong results from its iPod and core computer businesses. Within the consumer discretionary sector, electronic retailer GameStop (1.1% of net assets) outperformed most conventional retailers, while auction company Sotheby's moved up and was sold from the portfolio upon reaching our price target. Finally, stronger energy prices supported the fund's earlier decision to buy energy service companies when market sentiment had shifted briefly away from them.

On the negative side, the fund's health care holdings were a disappointment, especially in the biotech sector. Amgen, which had been a meaningful position in the fund, declined amid lower projections for its blood-cell stimulating compounds and was subsequently sold from the portfolio.

•  Our outlook for large-cap growth stocks remains favorable. As the current economic cycle has matured and the dollar has lost ground to other major currencies, large-cap growth stocks remain attractive relative to other market sectors because they tend to derive a larger percentage of their revenues from markets outside the US. In addition, the large-cap growth sector remains attractively priced by most historical measures.

Past performance is no guarantee of future results

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

The fund may invest 20% of its assets in foreign stocks. International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Holdings are disclosed as of June 30, 2007, and are subject to change.

1  The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  ©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Performance Information

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed, at which time taxes will become due.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2007 (%)

(cumulative) 6-month	1-year	5-year	10-year
Class A (01/01/89) 8.31	18.97	5.65	3.26
Russell 1000 Growth Index 8.13	19.04	9.28	4.39

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/06	06/30/07
Class A	27.18	29.44

Annual operating expense ratio (%)*
Class A	0.81

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including or excluding fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Total return performance includes changes in share price and reinvestment of all distributions. The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/07 – 06/30/07	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,083.11	1,020.83	4.13	4.01	0.80

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS—99.2%
Consumer Discretionary—13.1%
Auto Components—0.8%
Goodyear Tire & Rubber Co. (a)(b)	25,200	$875,952
Hotels, Restaurants & Leisure—1.5%
Las Vegas Sands Corp. (a)(b)	7,094	541,911
Starwood Hotels & Resorts Worldwide, Inc.	16,700	1,120,069
		1,661,980
Household Durables—0.6%
Sony Corp., ADR	13,100	672,947
Internet & Catalog Retail—0.8%
Amazon.Com, Inc. (a)(b)	12,700	868,807
Media—3.0%
Lamar Advertising Co., Class A	10,900	684,084
News Corp., Class A	23,800	504,798
Time Warner, Inc.	59,500	1,251,880
Viacom, Inc., Class B (a)	22,800	949,164
		3,389,926
Multiline Retail—3.2%
Nordstrom, Inc.	29,100	1,487,592
Target Corp.	31,800	2,022,480
		3,510,072
Specialty Retail—2.7%
GameStop Corp., Class A (a)	30,600	1,196,460
Lowe's Companies, Inc.	34,800	1,068,012
Urban Outfitters, Inc. (a)(b)	30,000	720,900
		2,985,372
Textiles, Apparel & Luxury Goods—0.5%
Polo Ralph Lauren Corp. (b)	6,000	588,660
Consumer Staples—11.2%
Beverages—3.1%
Coca-Cola Co.	16,300	852,653
Fomento Economico Mexicano SAB de CV, ADR	17,100	672,372
PepsiCo, Inc.	29,500	1,913,075
		3,438,100
Food & Staples Retailing—4.0%
CVS Caremark Corp.	43,300	1,578,285
Kroger Co.	34,000	956,420
Wal-Mart Stores, Inc.	39,300	1,890,723
		4,425,428
Household Products—1.6%
Clorox Co.	8,100	503,010
Colgate-Palmolive Co.	18,800	1,219,180
		1,722,190
Personal Products—1.4%
Avon Products, Inc.	42,600	1,565,550
Tobacco—1.1%
Altria Group, Inc.	18,200	1,276,548

	Shares	Value
Energy—7.0%
Energy Equipment & Services—2.9%
GlobalSantaFe Corp.	11,400	$823,650
Halliburton Co.	25,300	872,850
Transocean, Inc. (a)	14,300	1,515,514
		3,212,014
Oil, Gas & Consumable Fuels—4.1%
Devon Energy Corp.	10,500	822,045
Hess Corp.	24,200	1,426,832
Southwestern Energy Co. (a)(b)	16,000	712,000
Valero Energy Corp.	7,300	539,178
XTO Energy, Inc.	17,200	1,033,720
		4,533,775
Financials—7.9%
Capital Markets—2.6%
Goldman Sachs Group, Inc.	5,400	1,170,450
State Street Corp.	25,100	1,716,840
		2,887,290
Commercial Banks—0.9%
Wachovia Corp.	19,000	973,750
Consumer Finance—1.2%
American Express Co.	22,500	1,376,550
Diversified Financial Services—0.7%
Chicago Mercantile Exchange Holdings, Inc., Class A (b)	1,500	801,540
Insurance—2.5%
ACE Ltd.	13,500	844,020
Ambac Financial Group, Inc.	9,500	828,305
American International Group, Inc.	15,800	1,106,474
		2,778,799
Health Care—16.4%
Biotechnology—2.8%
BioMarin Pharmaceuticals, Inc. (a)(b)	31,700	568,698
Celgene Corp. (a)	18,100	1,037,673
Genentech, Inc. (a)	8,900	673,374
Gilead Sciences, Inc. (a)	20,400	790,908
		3,070,653
Health Care Equipment & Supplies—3.4%
C.R. Bard, Inc.	10,200	842,826
Cytyc Corp. (a)	25,800	1,112,238
Medtronic, Inc.	20,700	1,073,502
Zimmer Holdings, Inc. (a)	9,200	780,988
		3,809,554
Health Care Providers & Services—3.6%
Express Scripts, Inc. (a)	30,000	1,500,300
McKesson Corp.	16,100	960,204
UnitedHealth Group, Inc.	31,000	1,585,340
		4,045,844
Life Sciences Tools & Services—1.4%
Thermo Fisher Scientific, Inc. (a)	29,200	1,510,224

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Pharmaceuticals—5.2%
Abbott Laboratories	24,500	$1,311,975
Johnson & Johnson	16,000	985,920
Merck & Co., Inc.	37,800	1,882,440
Schering-Plough Corp.	51,100	1,555,484
		5,735,819
Industrials—11.7%
Aerospace & Defense—3.9%
Boeing Co.	11,500	1,105,840
Goodrich Corp.	14,300	851,708
Honeywell International, Inc.	13,500	759,780
United Technologies Corp.	22,100	1,567,553
		4,284,881
Commercial Services & Supplies—1.8%
Equifax, Inc. (b)	21,300	946,146
Waste Management, Inc.	28,400	1,109,020
		2,055,166
Industrial Conglomerates—2.5%
3M Co.	19,200	1,666,368
General Electric Co.	28,610	1,095,191
		2,761,559
Machinery—2.8%
Caterpillar, Inc.	17,900	1,401,570
Eaton Corp.	12,900	1,199,700
Parker Hannifin Corp.	5,500	538,505
		3,139,775
Trading Companies & Distributors—0.7%
W.W. Grainger, Inc.	8,800	818,840
Information Technology—26.5%
Communications Equipment—6.4%
Cisco Systems, Inc. (a)	116,050	3,231,992
CommScope, Inc. (a)(b)	14,600	851,910
Corning, Inc. (a)	51,800	1,323,490
QUALCOMM, Inc.	28,700	1,245,293
Riverbed Technology, Inc. (a)	11,400	499,548
		7,152,233
Computers & Peripherals—5.0%
Apple, Inc. (a)	5,800	707,832
Dell, Inc. (a)	33,800	964,990
EMC Corp. (a)	40,300	729,430
Hewlett-Packard Co.	29,600	1,320,752
International Business Machines Corp.	13,000	1,368,250
Network Appliance, Inc. (a)	14,400	420,480
		5,511,734
Electronic Equipment & Instruments—0.8%
Agilent Technologies, Inc. (a)	23,700	911,028
Internet Software & Services—4.3%
eBay, Inc. (a)	40,000	1,287,200
Google, Inc., Class A (a)	6,722	3,518,160
		4,805,360

	Shares	Value
IT Services—0.5%
Fiserv, Inc. (a)	10,100	$573,680
Semiconductors & Semiconductor Equipment—4.8%
Intel Corp.	79,200	1,881,792
Intersil Corp., Class A	27,800	874,588
MEMC Electronic Materials, Inc. (a)	18,200	1,112,384
Tessera Technologies, Inc. (a)(b)	13,100	531,205
Texas Instruments, Inc.	23,200	873,016
		5,272,985
Software—4.7%
Adobe Systems, Inc. (a)	21,300	855,195
Microsoft Corp.	107,650	3,172,446
Oracle Corp. (a)	58,300	1,149,093
		5,176,734
Materials—2.5%
Chemicals—1.8%
E.I. Du Pont de Nemours & Co.	24,100	1,225,244
Monsanto Co.	11,992	809,940
		2,035,184
Metals & Mining—0.7%
Freeport-McMoRan Copper & Gold, Inc., Class B	9,200	761,944
Telecommunication Services—2.9%
Diversified Telecommunication Services—0.4%
Time Warner Telecom, Inc., Class A (a)	25,835	519,283
Wireless Telecommunication Services—2.5%
American Tower Corp., Class A (a)	29,200	1,226,400
MetroPCS Communications, Inc. (a)	13,802	456,018
NII Holdings, Inc. (a)	13,400	1,081,916
		2,764,334
Total Common Stocks (cost of $99,731,932)		110,262,064
SECURITIES LENDING COLLATERAL—5.8%
State Street Navigator Securities Lending Prime Portfolio (c)	6,453,053	6,453,053
Total Securities Lending Collateral (cost of $6,453,053)		6,453,053

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
SHORT-TERM OBLIGATION—1.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due 07/02/07 at 4.160%, collateralized by a U.S. Treasury Obligation maturing 02/15/21, market value $1,554,850 (repurchase proceeds $1,521,527) (cost $1,521,000)	$1,521,000	$1,521,000
Total Short-Term Obligation (cost of $1,521,000)		1,521,000
Total Investments—106.4% (cost of $107,705,985) (d)		118,236,117
Other Assets & Liabilities, Net—(6.4)%		(7,144,997)
Net Assets—100.0%		$111,091,120

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $6,291,529.

(c)  Investment made with cash collateral received from securities lending activity.

(d)  Cost for federal income tax purposes is $107,705,985.

At June 30, 2007, the asset allocation of the investment portfolio is as follows:

% of Net Assets
Information Technology	26.5
Health Care	16.4
Consumer Discretionary	13.1
Industrials	11.7
Consumer Staples	11.2
Financials	7.9
Energy	7.0
Telecommunication Services	2.9
Materials	2.5
99.2
Securities Lending Collateral	5.8
Short-Term Obligation	1.4
Other Assets & Liabilities, Net	(6.4)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
6

Statement of Assets & Liabilities

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007 (Unaudited)

Assets
Investments, at cost	$107,705,985
Investments, at value (including securities on loan of $6,291,529)	$118,236,117
Cash	817,529
Receivable for:
Investments sold	622,706
Interest	353
Dividends	72,017
Securities lending income	934
Expense reimbursement due from Investment Advisor	4,099
Deferred Trustees' compensation plan	22,524
Total Assets	119,776,279
Liabilities
Collateral on securities loaned	6,453,053
Payable for:
Investments purchased	1,656,897
Fund shares repurchased	431,640
Investment advisory fee	46,657
Administration fee	13,865
Pricing and bookkeeping fees	9,056
Trustees' fees	405
Audit fee	21,102
Custody fee	853
Reports to shareholders	18,786
Chief compliance officer expenses	205
Distribution fee—Class B	3,892
Deferred Trustees' compensation plan	22,524
Other liabilities	6,224
Total Liabilities	8,685,159
Net Assets	$111,091,120
Net Assets Consist of
Paid-in capital	$147,604,380
Undistributed net investment income	505,000
Accumulated net realized loss	(47,548,392)
Net unrealized appreciation on investments	10,530,132
Net Assets	$111,091,120
Class A:
Net assets	$93,697,084
Shares outstanding	3,183,009
Net asset value per share	$29.44
Class B:
Net assets	$17,394,036
Shares outstanding	593,659
Net asset value per share	$29.30

See Accompanying Notes to Financial Statements.
7

Statement of Operations

Columbia Large Cap Growth Fund, Variable Series
For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income
Dividends	$575,881
Interest	25,781
Securities lending	4,463
Total Investment Income (net of foreign taxes withheld of $94)	606,125
Expenses
Investment advisory fee	285,462
Administration fee	85,639
Distribution fee—Class B	22,049
Transfer agent fee	154
Pricing and bookkeeping fees	37,785
Trustees' fees	8,459
Custody fee	6,049
Chief compliance officer expenses	205
Other expenses	43,055
Total Expenses	488,857
Fees and expenses reimbursed by Investment Advisor	(9,921)
Fees reimbursed by Distributor—Class B	(8,817)
Net Expenses	470,119
Net Investment Income	136,006
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	10,067,081
Net change in unrealized appreciation on investments	(1,046,304)
Net Gain	9,020,777
Net Increase Resulting from Operations	$9,156,783

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets

Columbia Large Cap Growth Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2007	Year Ended December 31, 2006
Operations
Net investment income	$136,006	$389,813
Net realized gain on investments and foreign currency transactions	10,067,081	7,402,770
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,046,304)	3,850,033
Net Increase Resulting from Operations	9,156,783	11,642,616
Distributions Declared to Shareholders
From net investment income:
Class A	—	(371,215)
Class B	—	(34,279)
Total Distributions Declared to Shareholders	—	(405,494)
Share Transactions
Class A:
Subscriptions	1,233,951	1,742,063
Distributions reinvested	—	371,215
Redemptions	(15,004,085)	(25,750,521)
Net Decrease	(13,770,134)	(23,637,243)
Class B:
Subscriptions	231,219	899,472
Distributions reinvested	—	34,279
Redemptions	(2,552,653)	(3,114,997)
Net Decrease	(2,321,434)	(2,181,246)
Net Decrease from Share Transactions	(16,091,568)	(25,818,489)
Total Decrease in Net Assets	(6,934,785)	(14,581,367)
Net Assets
Beginning of period	118,025,905	132,607,272
End of period	$111,091,120	$118,025,905
Undistributed net investment income at end of period	$505,000	$368,994
Changes in Shares
Class A:
Subscriptions	44,050	69,517
Issued for distributions reinvested	—	14,801
Redemptions	(529,556)	(1,014,581)
Net Decrease	(485,506)	(930,263)
Class B:
Subscriptions	8,137	35,191
Issued for distributions reinvested	—	1,372
Redemptions	(90,799)	(123,273)
Net Decrease	(82,662)	(86,710)

See Accompanying Notes to Financial Statements.
9

Financial Highlights

Columbia Large Cap Growth Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended		Year Ended December 31,
	June 30,
	2007		2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$27.18		$24.75		$23.77		$24.28		$19.48		$27.93
Income from Investment Operations:
Net investment income (a)	0.04		0.09		0.08		0.15	(b)	0.04		0.07
Net realized and unrealized gain (loss) on investments and foreign currency	2.22		2.43		1.04		(0.62)		4.85		(8.47)
Total from Investment Operations	2.26		2.52		1.12		(0.47)		4.89		(8.40)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.09)		(0.14)		(0.04)		(0.09)		(0.05)
Net Asset Value, End of Period	$29.44		$27.18		$24.75		$23.77		$24.28		$19.48
Total return (c)(d)	8.31	%(e)(f)	10.23	%(f)	4.74	%(f)	(1.95)%		25.24%		(30.13)%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	0.80	%(g)	0.80	%(h)	0.76	%(h)	0.73	%(h)	0.76	%(h)	0.77	%(h)
Interest expense	—		—	%(i)	—		—		—		—
Net expenses	0.80	%(g)	0.80	%(h)	0.76	%(h)	0.73	%(h)	0.76	%(h)	0.77	%(h)
Waiver/reimbursement	0.02	%(g)	0.01%		—	%(i)	—		—		—
Net investment income	0.26	%(g)	0.34	%(h)	0.32	%(h)	0.65	%(h)	0.16	%(h)	0.32	%(h)
Portfolio turnover rate	84	%(e)	194%		113%		4%		138%		68%
Net assets, end of period (000's)	$93,697		$99,714		$113,804		$106,225		$129,801		$123,015

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.15 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate account. If included, total return would be reduced.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of its expenses, total return would have been reduced.

(g)  Annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
10

Notes to Financial Statements

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007 (Unaudited)

Note 1. Organization

Columbia Large Cap Growth Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust on June 9, 1987.

Investment Goal—The Fund seeks long-term growth.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at "fair value" as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions

11

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007 (Unaudited)

are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
Ordinary income*	$405,494
Long-term capital gains	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$11,749,382
Unrealized depreciation	(1,219,250)
Net unrealized appreciation	$10,530,132

The following capital loss carryforwards, determined as of December 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2009	$13,827,139
2010	33,561,074
2011	9,801,830
$57,190,043

Of the capital loss carryforwards attributable to the Fund, $8,122,405 ($2,925,526 expiring 12/31/09 and $5,196,879 expiring 12/31/10) remain from the Fund's merger with Liberty Equity Fund, Variable Series. The availability of a portion of the remaining capital loss carryforwards from Liberty Equity Fund, Variable Series may be limited in a given year.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
Over $1 billion	0.45%

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition,

12

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007 (Unaudited)

the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amounts paid and payable to affiliates by the Fund under these agreements were $7,555 and $1,856, respectively.

For the six months ended June 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.066% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total annual fund operating expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.80% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.15% when the total operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 0.95% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six months ended June 30, 2007, the Fund had no fees reduced under this agreement.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $95,350,180 and $111,070,098 respectively.

13

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007 (Unaudited)

Note 6. Securities Lending

The Fund commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under these arrangements.

Note 8. Disclosure of Significant Risks and Contingencies

Foreign Securities—There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Sector Focus—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is

14

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007 (Unaudited)

available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 17, 2007, the District Court entered an amended preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

15

Important Information About This Report

A description of the policies and procedures that Columbia Large Cap Growth Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund. This material must be preceded or accompanied by a current prospectus.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Large Cap Growth Fund, Variable Series

Columbia Funds Variable Insurance Trust

Class B

2007 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007

Columbia Large Cap Growth Fund, Variable Series seeks long-term growth.

Paul J. Berlinguet, Edward P. Hickey, Roger R. Sullivan, Mary-Ann Ward and John Wilson co-manage the fund.

Summary

•  For the six-month period that ended June 30, 2007, Columbia Large Cap Growth Fund, Variable Series' return was slightly ahead of its benchmark, the Russell 1000 Growth Index1 and the average return for its peer group, the Morningstar Large Growth VIT Category.2 Individual stock selection played the major role in achieving this competitive return.

•  The fund was aided by its positions in the technology sector. Apple (0.6% of net assets) received favorable publicity from its iPhone release and enjoyed strong results from its iPod and core computer businesses. Within the consumer discretionary sector, electronic retailer GameStop (1.1% of net assets) outperformed most conventional retailers, while auction company Sotheby's moved up and was sold from the portfolio upon reaching our price target. Finally, stronger energy prices supported the fund's earlier decision to buy energy service companies when market sentiment had shifted briefly away from them.

On the negative side, the fund's health care holdings were a disappointment, especially in the biotech sector. Amgen, which had been a meaningful position in the fund, declined amid lower projections for its blood-cell stimulating compounds and was subsequently sold from the portfolio.

•  Our outlook for large-cap growth stocks remains favorable. As the current economic cycle has matured and the dollar has lost ground to other major currencies, large-cap growth stocks remain attractive relative to other market sectors because they tend to derive a larger percentage of their revenues from markets outside the US. In addition, the large-cap growth sector remains attractively priced by most historical measures.

Past performance is no guarantee of future results

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

The fund may invest 20% of its assets in foreign stocks. International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Holdings are disclosed as of June 30, 2007, and are subject to change.

1  The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  ©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Performance Information

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed, at which time taxes will become due.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2007 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (06/01/00)	8.20	18.81	5.46	3.12
Russell 1000 Growth Index	8.13	19.04	9.28	4.39

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/06	06/30/07
Class B	27.08	29.30

Annual operating expense ratio (%)*
Class B	1.06

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including or excluding fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Total return performance includes changes in share price and reinvestment of all distributions. The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Class B shares (newer class shares) performance information includes returns of the fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the new class of shares would be lower.

Inception date of Class A shares (oldest existing share class) is January 1, 1989.

2

Understanding Your Expenses

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/07 - 06/30/07	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	1,082.02	1,020.08	4.90	4.76	0.95

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS—99.2%
Consumer Discretionary—13.1%
Auto Components—0.8%
Goodyear Tire & Rubber Co. (a)(b)	25,200	$875,952
Hotels, Restaurants & Leisure—1.5%
Las Vegas Sands Corp. (a)(b)	7,094	541,911
Starwood Hotels & Resorts Worldwide, Inc.	16,700	1,120,069
		1,661,980
Household Durables—0.6%
Sony Corp., ADR	13,100	672,947
Internet & Catalog Retail—0.8%
Amazon.Com, Inc. (a)(b)	12,700	868,807
Media—3.0%
Lamar Advertising Co., Class A	10,900	684,084
News Corp., Class A	23,800	504,798
Time Warner, Inc.	59,500	1,251,880
Viacom, Inc., Class B (a)	22,800	949,164
		3,389,926
Multiline Retail—3.2%
Nordstrom, Inc.	29,100	1,487,592
Target Corp.	31,800	2,022,480
		3,510,072
Specialty Retail—2.7%
GameStop Corp., Class A (a)	30,600	1,196,460
Lowe's Companies, Inc.	34,800	1,068,012
Urban Outfitters, Inc. (a)(b)	30,000	720,900
		2,985,372
Textiles, Apparel & Luxury Goods—0.5%
Polo Ralph Lauren Corp. (b)	6,000	588,660
Consumer Staples—11.2%
Beverages—3.1%
Coca-Cola Co.	16,300	852,653
Fomento Economico Mexicano SAB de CV, ADR	17,100	672,372
PepsiCo, Inc.	29,500	1,913,075
		3,438,100
Food & Staples Retailing—4.0%
CVS Caremark Corp.	43,300	1,578,285
Kroger Co.	34,000	956,420
Wal-Mart Stores, Inc.	39,300	1,890,723
		4,425,428
Household Products—1.6%
Clorox Co.	8,100	503,010
Colgate-Palmolive Co.	18,800	1,219,180
		1,722,190
Personal Products—1.4%
Avon Products, Inc.	42,600	1,565,550
Tobacco—1.1%
Altria Group, Inc.	18,200	1,276,548

	Shares	Value
Energy—7.0%
Energy Equipment & Services—2.9%
GlobalSantaFe Corp.	11,400	$823,650
Halliburton Co.	25,300	872,850
Transocean, Inc. (a)	14,300	1,515,514
		3,212,014
Oil, Gas & Consumable Fuels—4.1%
Devon Energy Corp.	10,500	822,045
Hess Corp.	24,200	1,426,832
Southwestern Energy Co. (a)(b)	16,000	712,000
Valero Energy Corp.	7,300	539,178
XTO Energy, Inc.	17,200	1,033,720
		4,533,775
Financials—7.9%
Capital Markets—2.6%
Goldman Sachs Group, Inc.	5,400	1,170,450
State Street Corp.	25,100	1,716,840
		2,887,290
Commercial Banks—0.9%
Wachovia Corp.	19,000	973,750
Consumer Finance—1.2%
American Express Co.	22,500	1,376,550
Diversified Financial Services—0.7%
Chicago Mercantile Exchange Holdings, Inc., Class A (b)	1,500	801,540
Insurance—2.5%
ACE Ltd.	13,500	844,020
Ambac Financial Group, Inc.	9,500	828,305
American International Group, Inc.	15,800	1,106,474
		2,778,799
Health Care—16.4%
Biotechnology—2.8%
BioMarin Pharmaceuticals, Inc. (a)(b)	31,700	568,698
Celgene Corp. (a)	18,100	1,037,673
Genentech, Inc. (a)	8,900	673,374
Gilead Sciences, Inc. (a)	20,400	790,908
		3,070,653
Health Care Equipment & Supplies—3.4%
C.R. Bard, Inc.	10,200	842,826
Cytyc Corp. (a)	25,800	1,112,238
Medtronic, Inc.	20,700	1,073,502
Zimmer Holdings, Inc. (a)	9,200	780,988
		3,809,554
Health Care Providers & Services—3.6%
Express Scripts, Inc. (a)	30,000	1,500,300
McKesson Corp.	16,100	960,204
UnitedHealth Group, Inc.	31,000	1,585,340
		4,045,844
Life Sciences Tools & Services—1.4%
Thermo Fisher Scientific, Inc. (a)	29,200	1,510,224

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Pharmaceuticals—5.2%
Abbott Laboratories	24,500	$1,311,975
Johnson & Johnson	16,000	985,920
Merck & Co., Inc.	37,800	1,882,440
Schering-Plough Corp.	51,100	1,555,484
		5,735,819
Industrials—11.7%
Aerospace & Defense—3.9%
Boeing Co.	11,500	1,105,840
Goodrich Corp.	14,300	851,708
Honeywell International, Inc.	13,500	759,780
United Technologies Corp.	22,100	1,567,553
		4,284,881
Commercial Services & Supplies—1.8%
Equifax, Inc. (b)	21,300	946,146
Waste Management, Inc.	28,400	1,109,020
		2,055,166
Industrial Conglomerates—2.5%
3M Co.	19,200	1,666,368
General Electric Co.	28,610	1,095,191
		2,761,559
Machinery—2.8%
Caterpillar, Inc.	17,900	1,401,570
Eaton Corp.	12,900	1,199,700
Parker Hannifin Corp.	5,500	538,505
		3,139,775
Trading Companies & Distributors—0.7%
W.W. Grainger, Inc.	8,800	818,840
Information Technology—26.5%
Communications Equipment—6.4%
Cisco Systems, Inc. (a)	116,050	3,231,992
CommScope, Inc. (a)(b)	14,600	851,910
Corning, Inc. (a)	51,800	1,323,490
QUALCOMM, Inc.	28,700	1,245,293
Riverbed Technology, Inc. (a)	11,400	499,548
		7,152,233
Computers & Peripherals—5.0%
Apple, Inc. (a)	5,800	707,832
Dell, Inc. (a)	33,800	964,990
EMC Corp. (a)	40,300	729,430
Hewlett-Packard Co.	29,600	1,320,752
International Business Machines Corp.	13,000	1,368,250
Network Appliance, Inc. (a)	14,400	420,480
		5,511,734
Electronic Equipment & Instruments—0.8%
Agilent Technologies, Inc. (a)	23,700	911,028
Internet Software & Services—4.3%
eBay, Inc. (a)	40,000	1,287,200
Google, Inc., Class A (a)	6,722	3,518,160
		4,805,360

	Shares	Value
IT Services—0.5%
Fiserv, Inc. (a)	10,100	$573,680
Semiconductors & Semiconductor Equipment—4.8%
Intel Corp.	79,200	1,881,792
Intersil Corp., Class A	27,800	874,588
MEMC Electronic Materials, Inc. (a)	18,200	1,112,384
Tessera Technologies, Inc. (a)(b)	13,100	531,205
Texas Instruments, Inc.	23,200	873,016
		5,272,985
Software—4.7%
Adobe Systems, Inc. (a)	21,300	855,195
Microsoft Corp.	107,650	3,172,446
Oracle Corp. (a)	58,300	1,149,093
		5,176,734
Materials—2.5%
Chemicals—1.8%
E.I. Du Pont de Nemours & Co.	24,100	1,225,244
Monsanto Co.	11,992	809,940
		2,035,184
Metals & Mining—0.7%
Freeport-McMoRan Copper & Gold, Inc., Class B	9,200	761,944
Telecommunication Services—2.9%
Diversified Telecommunication Services—0.4%
Time Warner Telecom, Inc., Class A (a)	25,835	519,283
Wireless Telecommunication Services—2.5%
American Tower Corp., Class A (a)	29,200	1,226,400
MetroPCS Communications, Inc. (a)	13,802	456,018
NII Holdings, Inc. (a)	13,400	1,081,916
		2,764,334
Total Common Stocks (cost of $99,731,932)		110,262,064
SECURITIES LENDING COLLATERAL—5.8%
State Street Navigator Securities Lending Prime Portfolio (c)	6,453,053	6,453,053
Total Securities Lending Collateral (cost of $6,453,053)		6,453,053

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
SHORT-TERM OBLIGATION—1.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due 07/02/07 at 4.160%, collateralized by a U.S. Treasury Obligation maturing 02/15/21, market value $1,554,850 (repurchase proceeds $1,521,527) (cost $1,521,000)	$1,521,000	$1,521,000
Total Short-Term Obligation (cost of $1,521,000)		1,521,000
Total Investments—106.4% (cost of $107,705,985) (d)		118,236,117
Other Assets & Liabilities, Net—(6.4)%		(7,144,997)
Net Assets—100.0%		$111,091,120

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $6,291,529.

(c)  Investment made with cash collateral received from securities lending activity.

(d)  Cost for federal income tax purposes is $107,705,985.

At June 30, 2007, the asset allocation of the investment portfolio is as follows:

% of Net Assets
Information Technology	26.5
Health Care	16.4
Consumer Discretionary	13.1
Industrials	11.7
Consumer Staples	11.2
Financials	7.9
Energy	7.0
Telecommunication Services	2.9
Materials	2.5
99.2
Securities Lending Collateral	5.8
Short-Term Obligation	1.4
Other Assets & Liabilities, Net	(6.4)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
6

Statement of Assets & Liabilities

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007 (Unaudited)

Assets
Investments, at cost	$107,705,985
Investments, at value (including securities on loan of $6,291,529)	$118,236,117
Cash	817,529
Receivable for:
Investments sold	622,706
Interest	353
Dividends	72,017
Securities lending income	934
Expense reimbursement due from Investment Advisor	4,099
Deferred Trustees' compensation plan	22,524
Total Assets	119,776,279
Liabilities
Collateral on securities loaned	6,453,053
Payable for:
Investments purchased	1,656,897
Fund shares repurchased	431,640
Investment advisory fee	46,657
Administration fee	13,865
Pricing and bookkeeping fees	9,056
Trustees' fees	405
Audit fee	21,102
Custody fee	853
Reports to shareholders	18,786
Chief compliance officer expenses	205
Distribution fee—Class B	3,892
Deferred Trustees' compensation plan	22,524
Other liabilities	6,224
Total Liabilities	8,685,159
Net Assets	$111,091,120
Net Assets Consist of
Paid-in capital	$147,604,380
Undistributed net investment income	505,000
Accumulated net realized loss	(47,548,392)
Net unrealized appreciation on investments	10,530,132
Net Assets	$111,091,120
Class A:
Net assets	$93,697,084
Shares outstanding	3,183,009
Net asset value per share	$29.44
Class B:
Net assets	$17,394,036
Shares outstanding	593,659
Net asset value per share	$29.30

See Accompanying Notes to Financial Statements.
7

Statement of Operations

Columbia Large Cap Growth Fund, Variable Series
For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income
Dividends	$575,881
Interest	25,781
Securities lending	4,463
Total Investment Income (net of foreign taxes withheld of $94)	606,125
Expenses
Investment advisory fee	285,462
Administration fee	85,639
Distribution fee—Class B	22,049
Transfer agent fee	154
Pricing and bookkeeping fees	37,785
Trustees' fees	8,459
Custody fee	6,049
Chief compliance officer expenses	205
Other expenses	43,055
Total Expenses	488,857
Fees and expenses reimbursed by Investment Advisor	(9,921)
Fees reimbursed by Distributor—Class B	(8,817)
Net Expenses	470,119
Net Investment Income	136,006
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	10,067,081
Net change in unrealized appreciation on investments	(1,046,304)
Net Gain	9,020,777
Net Increase Resulting from Operations	$9,156,783

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets

Columbia Large Cap Growth Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2007	Year Ended December 31, 2006
Operations
Net investment income	$136,006	$389,813
Net realized gain on investments and foreign currency transactions	10,067,081	7,402,770
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,046,304)	3,850,033
Net Increase Resulting from Operations	9,156,783	11,642,616
Distributions Declared to Shareholders
From net investment income:
Class A	—	(371,215)
Class B	—	(34,279)
Total Distributions Declared to Shareholders	—	(405,494)
Share Transactions
Class A:
Subscriptions	1,233,951	1,742,063
Distributions reinvested	—	371,215
Redemptions	(15,004,085)	(25,750,521)
Net Decrease	(13,770,134)	(23,637,243)
Class B:
Subscriptions	231,219	899,472
Distributions reinvested	—	34,279
Redemptions	(2,552,653)	(3,114,997)
Net Decrease	(2,321,434)	(2,181,246)
Net Decrease from Share Transactions	(16,091,568)	(25,818,489)
Total Decrease in Net Assets	(6,934,785)	(14,581,367)
Net Assets
Beginning of period	118,025,905	132,607,272
End of period	$111,091,120	$118,025,905
Undistributed net investment income at end of period	$505,000	$368,994
Changes in Shares
Class A:
Subscriptions	44,050	69,517
Issued for distributions reinvested	—	14,801
Redemptions	(529,556)	(1,014,581)
Net Decrease	(485,506)	(930,263)
Class B:
Subscriptions	8,137	35,191
Issued for distributions reinvested	—	1,372
Redemptions	(90,799)	(123,273)
Net Decrease	(82,662)	(86,710)

See Accompanying Notes to Financial Statements.
9

Financial Highlights

Columbia Large Cap Growth Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$27.08		$24.64		$23.67		$24.19		$19.40		$27.82
Income from Investment Operations:
Net investment income (loss) (a)	0.02		0.05		0.03		0.10	(b)	(0.01)		0.03
Net realized and unrealized gain (loss) on investments and foreign currency	2.20		2.44		1.03		(0.62)		4.85		(8.45)
Total from Investment Operations	2.22		2.49		1.06		(0.52)		4.84		(8.42)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.05)		(0.09)		—		(0.05)		—
Net Asset Value, End of Period	$29.30		$27.08		$24.64		$23.67		$24.19		$19.40
Total return (c)(d)(e)	8.20	%(f)	10.12%		4.49%		(2.15)%		25.05%		(30.27)%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	0.95	%(g)	0.95	%(h)	0.95	%(h)	0.95	%(h)	0.95	%(h)	0.95	%(h)
Interest expense	—		—	%(i)	—		—		—		—
Net expenses	0.95	%(g)	0.95	%(h)	0.95	%(h)	0.95	%(h)	0.95	%(h)	0.95	%(h)
Waiver/reimbursement	0.12	%(g)	0.11%		0.06%		0.03%		0.06%		0.07%
Net investment income (loss)	0.11	%(g)	0.19	%(h)	0.13	%(h)	0.43	%(h)	(0.03	)%(h)	0.14	%(h)
Portfolio turnover rate	84	%(f)	194%		113%		4%		138%		68%
Net assets, end of period (000's)	$17,394		$18,311		$18,803		$21,715		$25,730		$22,042

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.15 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate account. If included, total return would be reduced.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of its expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
10

Notes to Financial Statements

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007 (Unaudited)

Note 1. Organization

Columbia Large Cap Growth Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust on June 9, 1987.

Investment Goal—The Fund seeks long-term growth.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at "fair value" as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions

11

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007 (Unaudited)

are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
Ordinary income*	$405,494
Long-term capital gains	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$11,749,382
Unrealized depreciation	(1,219,250)
Net unrealized appreciation	$10,530,132

The following capital loss carryforwards, determined as of December 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2009	$13,827,139
2010	33,561,074
2011	9,801,830
$57,190,043

Of the capital loss carryforwards attributable to the Fund, $8,122,405 ($2,925,526 expiring 12/31/09 and $5,196,879 expiring 12/31/10) remain from the Fund's merger with Liberty Equity Fund, Variable Series. The availability of a portion of the remaining capital loss carryforwards from Liberty Equity Fund, Variable Series may be limited in a given year.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
Over $1 billion	0.45%

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition,

12

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007 (Unaudited)

the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amounts paid and payable to affiliates by the Fund under these agreements were $7,555 and $1,856, respectively.

For the six months ended June 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.066% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total annual fund operating expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.80% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.15% when the total operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 0.95% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six months ended June 30, 2007, the Fund had no fees reduced under this agreement.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $95,350,180 and $111,070,098 respectively.

13

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007 (Unaudited)

Note 6. Securities Lending

The Fund commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under these arrangements.

Note 8. Disclosure of Significant Risks and Contingencies

Foreign Securities—There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Sector Focus—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is

14

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2007 (Unaudited)

available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 17, 2007, the District Court entered an amended preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

15

Important Information About This Report

A description of the policies and procedures that Columbia Large Cap Growth Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund. This material must be preceded or accompanied by a current prospectus.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Asset Allocation Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class A

2007 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Asset Allocation Fund, Variable Series / June 30, 2007

Columbia Asset Allocation Fund, Variable Series seeks high total investment return.

Vikram J. Kuriyan is the lead portfolio manager for the fund since August 2005. Karen Wurdack is a co-manager for the fund since August 2005. They are responsible for allocating the fund's assets among the various asset classes. The investment decisions for each asset class are made by professionals with expertise in that class.

Summary

•  For the six-month period that ended June 30, 2007, Columbia Asset Allocation Fund, Variable Series' return was higher than the blended return of its two benchmarks in a 60/40 blend. The fund's return was also higher than the average return for its peer group, the Morningstar Moderate Allocation VIT Category.1

•  The fund's emphasis on equities worked out well for investors as equities outperformed bonds during the period. Exposure to mid- and small-cap equities as well as international equities also boosted returns as these segments of the market were among the strongest. In addition, the fund's underlying investments in all three areas outperformed their respective benchmarks.

•  Within the bond portion of the fund, we did well to underweight investment grade bonds and overweight high-yield, which delivered better performance than other bond sectors during the period. However, the fund's high-yield allocation underperformed its benchmark, which hampered relative performance.

•  The US economy continues to exhibit mixed signals, which are typical of mid-cycle slowdowns, as evidence of solid profit growth, higher business spending, and new job growth continue to offset weakness in the housing market. As a result, we believe the US economy will expand at a moderate pace in 2007, keeping inflationary pressures at bay. With the Federal Reserve Board apparently on hold with its policy on short-term interest rates, any unexpected change in policy would likely spur a reaction by investors.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in high yield or "junk" bonds offer the potential for higher income than investments in investment-grade bonds, but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments. Rising interest rates tend to lower the value of all bonds.

International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks.

The fund may be subject to the same types of risks associated with direct ownership of real estate including the decline of property value due to general, local and regional economic conditions.

Holdings are disclosed as of June 30, 2007, and are subject to change.

1  ©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Performance Information

Columbia Asset Allocation Fund, Variable Series / June 30, 2007

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed, at which time taxes will become due.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2007 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (01/01/89)	6.38	15.91	9.63	6.08
S&P 500 Index	6.96	20.59	10.71	7.13
Lehman Brothers Aggregate Bond Index	0.98	6.12	4.48	6.02

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/06	06/30/07
Class A	15.82	16.83

Annual operating expense ratio (%)*

Class A	0.79

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including or excluding fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Total return performance includes changes in share price and reinvestment of all distributions. The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Asset Allocation Fund, Variable Series / June 30, 2007

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/07 – 06/30/07	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,063.82	1,021.08	3.84	3.76	0.75

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS—62.9%
Consumer Discretionary—7.6%
Auto Components—0.2%
American Axle & Manufacturing Holdings, Inc.	210	$6,220
BorgWarner, Inc.	670	57,647
Goodyear Tire & Rubber Co. (a)(b)	12,530	435,543
Johnson Controls, Inc.	400	46,308
Modine Manufacturing Co.	400	9,040
		554,758
Automobiles—0.3%
Ford Motor Co.	3,500	32,970
Harley-Davidson, Inc.	560	33,382
Toyota Motor Corp.	12,000	756,644
		822,996
Distributors—0.0%
Building Materials Holding Corp.	610	8,656
Diversified Consumer Services—0.1%
Capella Education Co. (a)	754	34,707
DeVry, Inc.	1,900	64,638
Regis Corp.	360	13,770
Strayer Education, Inc.	240	31,610
		144,725
Hotels, Restaurants & Leisure—1.1%
Ambassadors Group, Inc.	600	21,318
Bob Evans Farms, Inc.	350	12,898
Brinker International, Inc.	820	24,001
California Pizza Kitchen, Inc. (a)	1,347	28,934
CEC Entertainment, Inc. (a)	240	8,448
China Travel International	710,000	373,645
Chipotle Mexican Grill, Inc., Class A (a)	300	25,584
Darden Restaurants, Inc.	550	24,195
Hilton Hotels Corp.	1,190	39,829
International Game Technology, Inc.	1,360	53,992
Landry's Restaurants, Inc.	480	14,525
Las Vegas Sands Corp. (a)(b)	3,397	259,497
McDonald's Corp.	7,602	385,878
Multimedia Games, Inc. (a)	555	7,082
O'Charleys, Inc.	370	7,459
Orient-Express Hotels Ltd., Class A	670	35,778
P.F. Chang's China Bistro, Inc. (a)	750	26,400
Scientific Games Corp., Class A (a)	730	25,513
Starwood Hotels & Resorts Worldwide, Inc.	9,160	614,361
Vail Resorts, Inc. (a)	500	30,435
WMS Industries, Inc. (a)	905	26,118
Wynn Resorts Ltd. (a)	440	39,464
Yoshinoya D&C Co., Ltd.	233	434,548
Yum! Brands, Inc.	1,520	49,734
		2,569,636

	Shares	Value
Household Durables—1.3%
American Greetings Corp., Class A	880	$24,930
CSS Industries, Inc.	230	9,110
Ethan Allen Interiors, Inc.	270	9,248
Furniture Brands International, Inc.	720	10,224
Gafisa SA,ADR (a)	1,210	37,752
Garmin Ltd.	300	22,191
Kimball International, Inc., Class B	580	8,126
Koninklijke Philips Electronics NV	9,100	385,776
Lennar Corp., Class A (b)	6,700	244,952
Makita Corp.	17,800	796,076
Newell Rubbermaid, Inc.	17,910	527,091
NVR, Inc. (a)	30	20,393
Skyline Corp.	320	9,603
Sony Corp., ADR	15,600	801,372
Tempur-Pedic International, Inc.	2,069	53,587
		2,960,431
Internet & Catalog Retail—0.2%
Amazon.com, Inc. (a)(b)	6,000	410,460
Priceline.com, Inc. (a)	920	63,241
Shutterfly, Inc. (a)	740	15,947
		489,648
Leisure Equipment & Products—0.1%
Brunswick Corp.	1,300	42,419
Hasbro, Inc.	800	25,128
Polaris Industries, Inc.	1,020	55,243
		122,790
Media—1.2%
4Kids Entertainment, Inc. (a)	210	3,150
EchoStar Communications Corp., Class A (a)	710	30,793
Grupo Televisa SA, ADR	1,580	43,624
Lamar Advertising Co., Class A (a)(b)	5,800	364,008
National CineMedia, Inc. (a)	1,530	42,855
News Corp., Class A	11,300	239,673
Reed Elsevier PLC	53,300	688,363
Regal Entertainment Group, Class A	2,650	58,114
Time Warner, Inc.	36,900	776,376
Viacom, Inc., Class B (a)	10,800	449,604
		2,696,560
Multiline Retail—1.1%
99 Cents Only Stores (a)	500	6,555
J.C. Penney Co., Inc.	8,630	624,639
Macy's, Inc.	1,122	44,633
Nordstrom, Inc.	15,270	780,603
Saks, Inc. (a)	2,700	57,645
Target Corp.	15,100	960,360
		2,474,435

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Specialty Retail—1.5%
Abercrombie & Fitch Co., Class A	290	$21,164
Aeropostale, Inc. (a)	350	14,588
America's Car-Mart, Inc. (a)	1,010	13,726
American Eagle Outfitters, Inc.	520	13,343
Autozone, Inc. (a)	160	21,859
Bed Bath & Beyond, Inc. (a)	620	22,314
Chico's FAS, Inc. (a)	1,360	33,102
Coldwater Creek, Inc. (a)	1,540	35,774
Esprit Holdings Ltd.	40,400	514,329
GameStop Corp., Class A (a)	16,970	663,527
Hibbett Sporting Goods, Inc. (a)	970	26,559
Home Depot, Inc.	9,400	369,890
J Crew Group, Inc. (a)	570	30,831
Lowe's Companies, Inc.	16,500	506,385
Men's Wearhouse, Inc.	540	27,578
Monro Muffler, Inc.	450	16,852
New York & Co., Inc. (a)	1,950	21,372
Pacific Sunwear of California, Inc. (a)	1,530	33,660
Payless Shoesource, Inc. (a)	340	10,727
Rent-A-Center, Inc. (a)	540	14,164
TJX Companies, Inc.	1,220	33,550
United Retail Group, Inc. (a)	500	5,815
Urban Outfitters, Inc. (a)(b)	15,380	369,581
Yamada Denki Co., Ltd.	5,570	580,782
Zale Corp. (a)	360	8,572
Zumiez, Inc. (a)	520	19,646
		3,429,690
Textiles, Apparel & Luxury Goods—0.5%
Adidas AG	6,600	417,144
Coach, Inc. (a)	1,658	78,573
CROCS, Inc. (a)	840	36,145
Delta Apparel, Inc.	320	5,808
Hampshire Group Ltd. (a)	594	10,039
Hartmarx Corp. (a)	1,109	8,839
K-Swiss, Inc., Class A	270	7,649
Luxottica Group SpA	8,300	322,408
Polo Ralph Lauren Corp.	3,640	357,120
Volcom, Inc. (a)	400	20,052
Wolverine World Wide, Inc.	630	17,457
		1,281,234
Consumer Staples—5.9%
Beverages—1.3%
Boston Beer Co., Inc. (a)	230	9,051
C&C Group PLC	23,300	312,857
Coca-Cola Co.	7,700	402,787
Diageo PLC, ADR	5,908	492,195
Fomento Economico Mexicano SAB de CV, ADR	9,420	370,394
MGP Ingredients, Inc.	672	11,357
Pepsi Bottling Group, Inc.	2,615	88,073
PepsiCo, Inc.	14,000	907,900
Pernod-Ricard SA	2,600	575,218
		3,169,832

	Shares	Value
Food & Staples Retailing—1.3%
BJ's Wholesale Club, Inc. (a)	320	$11,530
CVS Caremark Corp.	20,500	747,225
Kroger Co.	19,060	536,158
Olam International Ltd.	113,525	228,538
Ruddick Corp.	250	7,530
Sysco Corp.	11,900	392,581
Wal-Mart Stores, Inc.	23,600	1,135,396
Weis Markets, Inc.	520	21,065
		3,080,023
Food Products—0.7%
American Italian Pasta Co., Class A (a)	540	5,184
Campbell Soup Co.	640	24,838
ConAgra Foods, Inc.	25,400	682,244
Danisco A/S	3,896	290,822
Dean Foods Co.	800	25,496
Flowers Foods, Inc.	392	13,077
Fresh Del Monte Produce, Inc. (a)	509	12,750
H.J. Heinz Co.	830	39,400
Hershey Co.	950	48,089
J & J Snack Foods Corp.	286	10,794
Lancaster Colony Corp.	310	12,986
Lance, Inc.	420	9,895
Maui Land & Pineapple Co., Inc. (a)	290	10,652
McCormick & Co., Inc.	940	35,889
Ralcorp Holdings, Inc.	250	13,363
Smithfield Foods, Inc. (a)	800	24,632
Tyson Foods, Inc., Class A (b)	12,900	297,216
Wm. Wrigley Jr. Co.	570	31,527
		1,588,854
Household Products—0.5%
Clorox Co.	4,800	298,080
Colgate-Palmolive Co.	12,400	804,140
		1,102,220
Personal Products—0.6%
Avon Products, Inc.	32,420	1,191,435
Bare Escentuals, Inc. (a)	900	30,735
Chattem, Inc. (a)	880	55,774
Estee Lauder Companies, Inc., Class A	1,560	70,996
Physicians Formula Holdings, Inc. (a)	1,330	20,914
		1,369,854
Tobacco—1.5%
Altria Group, Inc.	23,439	1,644,012
Japan Tobacco, Inc.	179	882,740
Loews Corp. - Carolina Group	12,400	958,148
UST, Inc.	410	22,021
		3,506,921

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Energy—5.6%
Energy Equipment & Services—1.4%
Atwood Oceanics, Inc. (a)	420	$28,820
BJ Services Co.	750	21,330
Cameron International Corp. (a)	420	30,017
Complete Production Services, Inc. (a)	236	6,101
Diamond Offshore Drilling, Inc.	340	34,530
Dril-Quip, Inc. (a)	410	18,429
ENSCO International, Inc.	2,990	182,420
FMC Technologies, Inc. (a)	390	30,896
GlobalSantaFe Corp.	5,860	423,385
Grant Prideco, Inc. (a)	530	28,530
Grey Wolf, Inc. (a)	1,620	13,349
Halliburton Co.	27,050	933,225
Lufkin Industries, Inc.	249	16,073
National-Oilwell Varco, Inc. (a)(b)	2,945	306,987
Oil States International, Inc. (a)	200	8,268
Rowan Companies, Inc.	700	28,686
Superior Energy Services, Inc. (a)	1,292	51,577
Superior Well Services, Inc. (a)	120	3,049
Technip SA, ADR	400	33,036
Tidewater, Inc.	400	28,352
Transocean, Inc. (a)	6,700	710,066
TriCo Marine Services, Inc. (a)	410	16,761
W-H Energy Services, Inc. (a)	440	27,240
Weatherford International Ltd. (a)(b)	6,220	343,593
		3,324,720
Oil, Gas & Consumable Fuels—4.2%
Alpha Natural Resources, Inc. (a)	480	9,979
Atlas America Inc.	182	9,779
ATP Oil & Gas Corp. (a)	500	24,320
Aurora Oil & Gas Corp. (a)	1,220	2,599
Berry Petroleum Co., Class A	620	23,362
Bill Barrett Corp. (a)	690	25,413
Bois d'Arc Energy, Inc. (a)	382	6,505
Cameco Corp.	580	29,429
Chesapeake Energy Corp.	1,500	51,900
Comstock Resources, Inc. (a)	170	5,095
ConocoPhillips	9,672	759,252
Continental Resources Inc./OK (a)	1,804	28,864
Denbury Resources, Inc. (a)	1,680	63,000
Devon Energy Corp.	5,100	399,279
Exxon Mobil Corp.	29,237	2,452,399
Foundation Coal Holdings, Inc.	620	25,197
Harvest Natural Resources, Inc. (a)	1,070	12,744
Helix Energy Solutions Group, Inc. (a)	580	23,148
Hess Corp.	21,175	1,248,478
Newfield Exploration Co. (a)	6,500	296,075
Nordic American Tanker Shipping	326	13,314
Occidental Petroleum Corp.	19,000	1,099,720
Peabody Energy Corp.	1,610	77,892

	Shares	Value
Petroplus Holdings AG (a)	225	$23,100
Plains Exploration & Production Co. (a)	360	17,212
Range Resources Corp.	1,630	60,978
Southwestern Energy Co. (a)(b)	8,594	382,433
Statoil ASA	23,274	720,329
Stone Energy Corp. (a)	220	7,537
Sunoco, Inc.	230	18,326
Swift Energy Co. (a)	150	6,414
Tesoro Corp.	600	34,290
Total SA	8,200	665,647
Uranium One, Inc. (a)	1,590	20,255
Valero Energy Corp.	6,900	509,634
Western Refining, Inc.	299	17,282
Williams Companies, Inc.	2,750	86,955
XTO Energy, Inc. (b)	8,220	494,022
		9,752,157
Financials—12.5%
Capital Markets—1.9%
Affiliated Managers Group, Inc. (a)	930	119,747
Calamos Asset Management, Inc., Class A	360	9,198
E*TRADE Financial Corp. (a)	1,250	27,612
GFI Group, Inc. (a)	590	42,763
Goldman Sachs Group, Inc.	2,500	541,875
Janus Capital Group, Inc.	725	20,184
Lazard Ltd., Class A	650	29,269
Legg Mason, Inc.	210	20,660
Mediobanca SpA	14,000	317,796
Merrill Lynch & Co., Inc.	5,623	469,970
Morgan Stanley	8,600	721,368
Piper Jaffray Companies, Inc. (a)	250	13,932
State Street Corp.	23,100	1,580,040
T. Rowe Price Group, Inc.	1,330	69,014
TD Ameritrade Holding Corp. (a)	970	19,400
Thomas Weisel Partners Group, Inc. (a)	515	8,575
UBS AG, Registered Shares	5,473	327,171
		4,338,574
Commercial Banks—4.1%
BancFirst Corp.	242	10,362
BancTrust Financial Group, Inc.	480	10,080
Bank of Granite Corp.	778	12,985
Bank of Hawaii Corp.	1,300	67,132
Barclays PLC, ADR	7,900	440,741
Bryn Mawr Bank Corp.	458	10,525
Capitol Bancorp Ltd.	482	13,173
Central Pacific Financial Corp.	350	11,553
Chemical Financial Corp.	540	13,970
City Holding Co.	220	8,433
City National Corp.	900	68,481
Columbia Banking System, Inc.	390	11,408
Comerica, Inc.	1,200	71,364

See Accompanying Notes to Financial Statements.
6

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Community Trust Bancorp, Inc.	296	$9,561
Cullen/Frost Bankers, Inc.	900	48,123
Deutsche Postbank AG (b)	4,300	378,201
East West Bancorp, Inc.	431	16,757
First Citizens BancShares, Inc., Class A	63	12,247
First Financial Corp.	430	12,625
First Midwest Bancorp, Inc.	390	13,849
First National Bank of Alaska	4	8,800
KeyCorp	1,600	54,928
Korea Exchange Bank	21,300	315,790
Marshall & Ilsley Corp. (b)	11,744	559,367
Mass Financial Corp., Class A (a)	1,170	5,265
Merchants Bancshares, Inc.	448	10,304
Mitsubishi UFJ Financial Group, Inc.	84	925,750
National Bank of Greece SA	11,700	670,258
Northrim BanCorp, Inc.	395	10,787
Park National Corp.	99	8,394
PNC Financial Services Group, Inc.	8,265	591,609
Raiffeisen International Bank Holding AG	3,100	490,849
S&T Bancorp, Inc.	367	12,074
Sandy Spring Bancorp, Inc.	230	7,231
South Financial Group, Inc.	650	14,716
Sterling Bancorp NY	700	11,221
SunTrust Banks, Inc.	2,300	197,202
Susquehanna Bancshares, Inc.	640	14,317
SVB Financial Group (a)	800	42,488
Swedbank AB, Class A	15,100	546,095
Taylor Capital Group, Inc.	390	10,737
TCF Financial Corp.	1,800	50,040
TriCo Bancshares	187	4,181
U.S. Bancorp	29,793	981,679
UMB Financial Corp.	500	18,435
UniCredito Italiano SpA	43,100	383,960
Wachovia Corp.	20,895	1,070,869
Wells Fargo & Co.	30,174	1,061,220
Whitney Holding Corp.	580	17,458
Zions Bancorporation	1,215	93,446
		9,431,040
Consumer Finance—0.3%
Advance America Cash Advance Centers, Inc.	1,320	23,417
Advanta Corp., Class B	1,680	52,315
American Express Co.	10,500	642,390
Cash America International, Inc.	690	27,359
First Cash Financial Services, Inc. (a)	1,960	45,942
		791,423
Diversified Financial Services—1.9%
Chicago Mercantile Exchange Holdings, Inc., Class A	761	406,648
CIT Group, Inc.	10,500	575,715
Citigroup, Inc.	34,447	1,766,787

	Shares	Value
Financial Federal Corp.	222	$6,620
IntercontinentalExchange, Inc. (a)	200	29,570
JPMorgan Chase & Co.	32,981	1,597,929
Medallion Financial Corp.	1,064	12,587
Nymex Holdings, Inc.	238	29,900
		4,425,756
Insurance—3.1%
ACE Ltd.	24,000	1,500,480
Ambac Financial Group, Inc. (b)	16,345	1,425,121
American International Group, Inc.	12,356	865,291
American Physicians Capital, Inc. (a)	355	14,378
Assurant, Inc.	378	22,272
AXA SA	6,900	296,084
Axis Capital Holdings Ltd.	1,411	57,357
Baldwin & Lyons, Inc., Class B	448	11,639
CNA Surety Corp. (a)	760	14,372
Commerce Group, Inc.	540	18,749
Delphi Financial Group, Inc., Class A	520	21,746
EMC Insurance Group, Inc.	80	1,986
Genworth Financial, Inc., Class A	15,700	540,080
Harleysville Group, Inc.	290	9,674
Hartford Financial Services Group, Inc.	6,332	623,765
Horace Mann Educators Corp.	780	16,567
KMG America Corp. (a)	1,947	10,222
Loews Corp.	10,700	545,486
National Western Life Insurance Co., Class A	47	11,887
Navigators Group, Inc. (a)	496	26,734
Old Republic International Corp.	1,775	37,736
Phoenix Companies, Inc.	1,090	16,361
Platinum Underwriters Holdings Ltd.	1,600	55,600
ProAssurance Corp. (a)	962	53,555
ProCentury Corp.	982	16,458
Prudential Financial, Inc.	5,400	525,042
Prudential PLC	31,800	452,854
RLI Corp.	274	15,330
Security Capital Assurance Ltd.	540	16,670
United America Indemnity Ltd., Class A (a)	760	18,901
		7,242,397
Real Estate Investment Trusts (REITs)—0.7%
Alexandria Real Estate Equities, Inc.	300	29,046
Boston Properties, Inc.	300	30,639
CapitalSource, Inc.	800	19,672
Colonial Properties Trust	320	11,664
Digital Realty Trust, Inc.	550	20,724
Equity Residential Property Trust	600	27,378
Franklin Street Properties Corp.	958	15,845
General Growth Properties, Inc.	7,905	418,570
Getty Realty Corp.	350	9,198

See Accompanying Notes to Financial Statements.
7

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Healthcare Realty Trust, Inc.	570	$15,835
iStar Financial, Inc.	980	43,443
Lexington Corporate Properties Trust	725	15,080
Nationwide Health Properties, Inc.	510	13,872
Plum Creek Timber Co., Inc. (b)	11,200	466,592
Potlatch Corp.	380	16,359
ProLogis	4,300	244,670
Rayonier, Inc.	1,200	54,168
Strategic Hotels & Resorts, Inc.	480	10,795
Sun Communities, Inc.	570	16,969
Universal Health Realty Income Trust	340	11,322
Urstadt Biddle Properties, Inc., Class A	690	11,737
		1,503,578
Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Class A (a)	600	21,900
Jones Lang LaSalle, Inc.	520	59,020
		80,920
Thrifts & Mortgage Finance—0.5%
Bank Mutual Corp.	660	7,610
Corus Bankshares, Inc.	1,116	19,262
Fannie Mae	11,100	725,163
Flagstar BanCorp, Inc.	950	11,448
People's United Financial, Inc.	728	12,907
PMI Group, Inc.	1,000	44,670
TrustCo Bank Corp. NY	940	9,287
Washington Federal, Inc.	300	7,293
Washington Mutual, Inc.	9,700	413,608
		1,251,248
Health Care—7.0%
Biotechnology—0.7%
ArQule, Inc. (a)	1,190	8,390
Array Biopharma, Inc. (a)	2,557	29,840
BioMarin Pharmaceuticals, Inc. (a)(b)	16,820	301,751
Celgene Corp. (a)(b)	8,940	512,530
Cephalon, Inc. (a)	580	46,626
Cepheid, Inc. (a)	2,190	31,974
Genentech, Inc. (a)	4,400	332,904
Gilead Sciences, Inc. (a)	9,600	372,192
Myriad Genetics, Inc. (a)(c)	920	34,215
Omrix Biopharmaceuticals, Inc. (a)	560	17,618
OSI Pharmaceuticals, Inc. (a)	350	12,673
Seattle Genetics, Inc. /wa (a)	2,410	23,642
		1,724,355
Health Care Equipment & Supplies—1.1%
Analogic Corp.	150	11,027
Beckman Coulter, Inc.	800	51,744
C.R. Bard, Inc.	5,230	432,155
Cytyc Corp. (a)(b)	13,630	587,589

	Shares	Value
Dade Behring Holdings, Inc.	630	$33,466
DJO, Inc. (a)	990	40,857
Gen-Probe, Inc. (a)	460	27,793
Haemonetics Corp. (a)	290	15,257
Hologic, Inc. (a)(c)	1,233	68,197
Hospira, Inc. (a)	1,275	49,776
Immucor, Inc. (a)	390	10,908
Intuitive Surgical, Inc. (a)	240	33,305
Kyphon, Inc. (a)	830	39,964
Medtronic, Inc.	9,800	508,228
Mentor Corp.	629	25,588
Mindray Medical International Ltd., ADR	610	18,623
Palomar Medical Technologies, Inc. (a)	810	28,115
ResMed, Inc. (a)	392	16,174
Sirona Dental Systems, Inc. (a)	510	19,293
St. Jude Medical, Inc. (a)	930	38,586
STERIS Corp.	730	22,338
Vital Signs, Inc.	120	6,666
Wright Medical Group, Inc. (a)	1,880	45,346
Zimmer Holdings, Inc. (a)	4,300	365,027
		2,496,022
Health Care Providers & Services—1.6%
Aetna, Inc.	5,072	250,557
Amedisys, Inc. (a)	230	8,356
AMN Healthcare Services, Inc. (a)	502	11,044
AmSurg Corp. (a)	350	8,449
Chemed Corp.	330	21,876
CIGNA Corp.	7,881	411,546
Community Health Systems, Inc. (a)	1,000	40,450
Coventry Health Care, Inc. (a)	415	23,925
Cross Country Healthcare, Inc. (a)	680	11,342
DaVita, Inc. (a)	340	18,319
Express Scripts, Inc. (a)	15,480	774,155
Gentiva Health Services, Inc.	710	14,243
Healthways, Inc. (a)	570	27,001
Henry Schein, Inc. (a)	250	13,358
Humana, Inc. (a)	250	15,227
Kindred Healthcare, Inc. (a)	620	19,046
Laboratory Corp. of America Holdings (a)	540	42,260
Manor Care, Inc.	450	29,380
McKesson Corp.	14,270	851,063
Medco Health Solutions, Inc. (a)	3,700	288,563
NovaMed, Inc. (a)	1,333	8,065
Owens & Minor, Inc.	340	11,880
Pediatrix Medical Group, Inc. (a)	550	30,332
Psychiatric Solutions, Inc. (a)	755	27,376
Quest Diagnostics, Inc.	406	20,970
RehabCare Group, Inc. (a)	300	4,272
Res-Care, Inc. (a)	700	14,798
U.S. Physical Therapy, Inc. (a)	410	5,523
UnitedHealth Group, Inc.	14,700	751,758

See Accompanying Notes to Financial Statements.
8

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Universal Health Services, Inc., Class B	400	$24,600
VCA Antech, Inc. (a)	454	17,111
		3,796,845
Health Care Technology—0.0%
Allscripts Healthcare Solutions, Inc. (a)	1,790	45,609
IMS Health, Inc.	550	17,672
		63,281
Life Sciences Tools & Services—0.9%
Bio-Rad Laboratories, Inc., Class A (a)	190	14,358
Covance, Inc. (a)	320	21,939
Exelixis, Inc. (a)	2,500	30,250
Illumina, Inc. (a)	1,456	59,099
Millipore Corp. (a)	400	30,036
PAREXEL International Corp. (a)	520	21,871
Pharmaceutical Product Development, Inc.	760	29,085
Qiagen N.V. (a)	27,750	496,619
Thermo Fisher Scientific, Inc. (a)	22,270	1,151,805
Varian, Inc. (a)	1,160	63,603
Ventana Medical Systems, Inc. (a)	918	70,934
Waters Corp. (a)	440	26,118
		2,015,717
Pharmaceuticals—2.7%
Abbott Laboratories	11,500	615,825
Adams Respiratory Therapeutics, Inc. (a)	200	7,878
Allergan, Inc.	1,280	73,779
Alpharma, Inc., Class A	480	12,485
Forest Laboratories, Inc. (a)	740	33,781
Hi-Tech Pharmacal Co., Inc. (a)	1,164	13,898
Johnson & Johnson	16,600	1,022,892
Medicis Pharmaceutical Corp., Class A	820	25,043
Merck & Co., Inc.	34,000	1,693,200
Mylan Laboratories, Inc.	3,014	54,825
Novartis AG, Registered Shares	7,900	444,675
Novo-Nordisk A/S, Class B	4,849	528,105
Pfizer, Inc.	19,411	496,339
Pozen, Inc. (a)	240	4,337
Salix Pharmaceuticals Ltd. (a)	1,200	14,760
Sanofi-Aventis	4,700	379,519
Schering-Plough Corp.	24,000	730,560
Sciele Pharma, Inc. (a)	340	8,010
Shire PLC, ADR	500	37,065
		6,196,976
Industrials—7.9%
Aerospace & Defense—2.0%
AAR Corp. (a)	601	19,839
BE Aerospace, Inc. (a)	470	19,411
Boeing Co.	5,400	519,264

	Shares	Value
Ceradyne, Inc. (a)	430	$31,803
Curtiss-Wright Corp.	670	31,229
Esterline Technologies Corp. (a)	450	21,739
Goodrich Corp.	12,530	746,287
Honeywell International, Inc.	6,300	354,564
L-3 Communications Holdings, Inc. (b)	7,650	745,033
Moog, Inc., Class A (a)	230	10,145
Precision Castparts Corp.	630	76,457
Rockwell Collins, Inc.	970	68,521
Rolls-Royce Group PLC (a)	34,276	368,643
Spirit Aerosystems Holdings, Inc., Class A (a)	769	27,722
United Technologies Corp.	21,362	1,515,207
		4,555,864
Air Freight & Logistics—0.0%
C.H. Robinson Worldwide, Inc.	670	35,188
Expeditors International Washington, Inc.	690	28,497
		63,685
Airlines—0.0%
AirTran Holdings, Inc. (a)	720	7,862
Allegiant Travel Co. (a)	792	24,346
Continental Airlines, Inc., Class B (a)	570	19,306
Copa Holdings SA, Class A	493	33,149
JetBlue Airways Corp. (a)	825	9,694
Skywest, Inc.	490	11,677
		106,034
Building Products—0.0%
Goodman Global, Inc. (a)	423	9,399
Lennox International, Inc.	300	10,269
NCI Building Systems, Inc. (a)	410	20,225
Universal Forest Products, Inc.	210	8,875
		48,768
Commercial Services & Supplies—0.7%
ABM Industries, Inc.	350	9,034
Casella Waste Systems, Inc., Class A (a)	680	7,330
CBIZ, Inc. (a)	610	4,484
Consolidated Graphics, Inc. (a)	400	27,712
Dun & Bradstreet Corp.	320	32,954
Equifax, Inc.	11,690	519,270
FTI Consulting, Inc. (a)	640	24,339
Geo Group, Inc. (a)	780	22,698
Healthcare Services Group, Inc.	566	16,697
Huron Consulting Group, Inc. (a)	190	13,872
IHS, Inc., Class A (a)	1,441	66,286
IKON Office Solutions, Inc.	730	11,395
Korn/Ferry International (a)	470	12,342
Monster Worldwide, Inc. (a)	400	16,440
Navigant Consulting, Inc. (a)	600	11,136
Pike Electric Corp. (a)	1,690	37,822
Resources Connection, Inc. (a)	530	17,585
Robert Half International, Inc.	890	32,485

See Accompanying Notes to Financial Statements.
9

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Stericycle, Inc. (a)	520	$23,119
TeleTech Holdings, Inc. (a)	552	17,929
Tetra Tech, Inc. (a)	990	21,335
United Stationers, Inc. (a)	220	14,661
Waste Connections, Inc. (a)	825	24,948
Waste Management, Inc.	13,400	523,270
		1,509,143
Construction & Engineering—0.4%
Chiyoda Corp.	37,000	703,187
EMCOR Group, Inc. (a)	300	21,870
Fluor Corp.	180	20,047
Jacobs Engineering Group, Inc. (a)	1,150	66,136
KHD Humboldt Wedag International Ltd. (a)	488	30,012
		841,252
Electrical Equipment—1.6%
ABB Ltd., ADR	12,716	287,382
Alstom (a)	3,600	599,421
Belden CDT, Inc.	300	16,605
Cooper Industries Ltd., Class A	800	45,672
Dongfang Electrical Machinery Co., Ltd., Class H	154,000	852,974
Gamesa Corp. Tecnologica SA	15,250	553,869
General Cable Corp. (a)	628	47,571
Genlyte Group, Inc. (a)	280	21,991
Roper Industries, Inc.	660	37,686
Schneider Electric SA	3,400	476,111
Suntech Power Holdings Co., Ltd. (a)	840	30,635
Thomas & Betts Corp. (a)	370	21,460
Vestas Wind Systems A/S (a)	9,346	612,141
Woodward Governor Co.	520	27,908
		3,631,426
Industrial Conglomerates—1.9%
3M Co.	9,100	789,789
General Electric Co.	72,696	2,782,803
McDermott International, Inc. (a)	1,240	103,069
Siemens AG, Registered Shares	5,300	762,497
Textron, Inc.	550	60,560
		4,498,718
Machinery—0.9%
Barnes Group, Inc.	1,688	53,476
Briggs & Stratton Corp.	380	11,993
Caterpillar, Inc.	8,500	665,550
Cummins, Inc.	450	45,545
Eaton Corp.	6,100	567,300
EnPro Industries, Inc. (a)	490	20,967
Harsco Corp.	1,300	67,600
ITT Corp.	330	22,532
Joy Global, Inc.	885	51,622
Kadant, Inc. (a)	212	6,614
Kennametal, Inc.	800	65,624
Oshkosh Truck Corp.	360	22,651
Parker Hannifin Corp.	3,450	337,790

	Shares	Value
Pentair, Inc.	790	$30,470
RBC Bearings, Inc. (a)	1,840	75,900
Terex Corp. (a)	550	44,715
Valmont Industries, Inc.	490	35,653
Wabtec Corp.	1,078	39,379
		2,165,381
Marine—0.0%
Alexander & Baldwin, Inc.	800	42,488
Kirby Corp. (a)	1,400	53,746
		96,234
Road & Rail—0.2%
Amerco, Inc. (a)	140	10,570
Canadian Pacific Railway Ltd.	600	41,292
Celadon Group, Inc. (a)	2,080	33,072
Dollar Thrifty Automotive Group, Inc. (a)	240	9,802
East Japan Railway Co.	46	353,961
Genesee & Wyoming, Inc., Class A (a)	280	8,355
Heartland Express, Inc.	530	8,639
Ryder System, Inc.	210	11,298
Vitran Corp., Inc. (a)	76	1,622
Werner Enterprises, Inc.	970	19,545
		498,156
Trading Companies & Distributors—0.2%
Kaman Corp.	430	13,412
W.W. Grainger, Inc.	4,200	390,810
Watsco, Inc.	370	20,128
		424,350
Information Technology—9.3%
Communications Equipment—1.8%
Anaren, Inc. (a)	2,098	36,946
Andrew Corp. (a)	517	7,465
Black Box Corp.	271	11,214
Cisco Systems, Inc. (a)	56,080	1,561,828
CommScope, Inc. (a)(b)	7,000	408,450
Corning, Inc. (a)	24,600	628,530
Dycom Industries, Inc. (a)	590	17,688
Foundry Networks, Inc. (a)	640	10,662
Harris Corp.	430	23,457
Nokia Oyj	17,500	491,967
Polycom, Inc. (a)	2,290	76,944
Powerwave Technologies, Inc. (a)	2,820	18,894
QUALCOMM, Inc.	13,500	585,765
Research In Motion Ltd. (a)	300	59,997
Riverbed Technology, Inc. (a)	6,505	285,049
Sonus Networks, Inc. (a)	2,100	17,892
Tollgrade Communications, Inc. (a)	490	5,170
		4,247,918
Computers & Peripherals—1.7%
Apple, Inc. (a)	2,800	341,712
Dell, Inc. (a)	16,100	459,655

See Accompanying Notes to Financial Statements.
10

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Diebold, Inc.	600	$31,320
Electronics for Imaging, Inc. (a)	560	15,803
EMC Corp. (a)	19,100	345,710
Emulex Corp. (a)	530	11,575
Hewlett-Packard Co.	36,560	1,631,307
Imation Corp.	260	9,584
International Business Machines Corp.	6,100	642,025
NCR Corp. (a)	300	15,762
Network Appliance, Inc. (a)	8,760	255,792
QLogic Corp. (a)	460	7,659
Rackable Systems, Inc. (a)	260	3,214
SanDisk Corp. (a)	840	41,110
		3,812,228
Electronic Equipment & Instruments—0.8%
Agilent Technologies, Inc. (a)	20,300	780,332
Agilysys, Inc.	380	8,550
Amphenol Corp., Class A	810	28,876
Anixter International, Inc.	470	35,349
Arrow Electronics, Inc. (a)	1,400	53,802
AU Optronics Corp., ADR	22,395	385,194
Benchmark Electronics, Inc. (a)	580	13,120
Brightpoint, Inc. (a)	1,210	16,686
Coherent, Inc. (a)	240	7,322
Daktronics, Inc.	1,070	22,983
FLIR Systems, Inc. (a)	480	22,200
KEMET Corp. (a)	706	4,977
Mettler-Toledo International, Inc. (a)	400	38,204
Motech Industries, Inc.	33,000	432,421
MTS Systems Corp.	340	15,188
NAM TAI Electronics, Inc.	930	11,086
Tektronix, Inc.	820	27,667
Trimble Navigation Ltd. (a)	680	21,896
Vishay Intertechnology, Inc. (a)	1,030	16,295
		1,942,148
Internet Software & Services—1.1%
Akamai Technologies, Inc. (a)	740	35,994
CNET Networks, Inc. (a)	3,107	25,446
Digital River, Inc. (a)	210	9,503
eBay, Inc. (a)	18,900	608,202
Equinix, Inc. (a)	574	52,504
Google, Inc., Class A (a)	3,137	1,641,843
j2 Global Communications, Inc. (a)	280	9,772
RealNetworks, Inc. (a)	3,210	26,226
SAVVIS, Inc. (a)	590	29,211
SINA Corp. (a)	470	19,674
Sohu.com, Inc. (a)	550	17,594
ValueClick, Inc. (a)	520	15,319
		2,491,288
IT Services—0.3%
Alliance Data Systems Corp. (a)	470	36,322
CACI International, Inc., Class A (a)	170	8,304
CheckFree Corp. (a)	420	16,884

	Shares	Value
Cognizant Technology Solutions Corp., Class A (a)	570	$42,801
CSG Systems International, Inc. (a)	357	9,464
DST Systems, Inc. (a)	180	14,258
Electronic Data Systems Corp.	860	23,848
Fiserv, Inc. (a)	5,550	315,240
Gartner, Inc. (a)	630	15,492
Global Payments, Inc.	691	27,398
MAXIMUS, Inc.	210	9,110
MPS Group, Inc. (a)	1,700	22,729
Paychex, Inc.	970	37,946
SAIC, Inc. (a)	1,083	19,570
SRA International, Inc., Class A (a)	690	17,429
		616,795
Semiconductors & Semiconductor Equipment—2.3%
Actel Corp. (a)	665	9,250
Advanced Energy Industries, Inc. (a)	350	7,931
Analog Devices, Inc.	1,120	42,157
ARM Holdings PLC	156,000	456,179
Asyst Technologies, Inc. (a)	752	5,437
Atheros Communications, Inc. (a)	1,935	59,675
ATMI, Inc. (a)	160	4,800
Broadcom Corp., Class A (a)	880	25,740
Brooks Automation, Inc. (a)	307	5,572
Cabot Microelectronics Corp. (a)	140	4,969
Exar Corp. (a)	580	7,772
Fairchild Semiconductor International, Inc. (a)(b)	17,950	346,794
FEI Co. (a)	562	18,243
Intel Corp.	37,900	900,504
Intersil Corp., Class A	23,120	727,355
KLA-Tencor Corp.	600	32,970
Lam Research Corp. (a)	550	28,270
Maxim Integrated Products, Inc.	1,210	40,426
MEMC Electronic Materials, Inc. (a)	10,362	633,325
National Semiconductor Corp.	1,000	28,270
Netlogic Microsystems, Inc. (a)	1,076	34,260
NVIDIA Corp. (a)	12,200	503,982
ON Semiconductor Corp. (a)	2,330	24,978
Power Integrations, Inc. (a)	1,020	26,724
Samsung Electronics Co. Ltd., GDR (d)	16	4,952
Sigmatel, Inc. (a)	635	1,842
SOITEC (a)	12,500	265,546
Spansion, Inc., Class A (a)	1,600	17,760
Standard Microsystems Corp. (a)	310	10,645
Tessera Technologies, Inc. (a)	6,944	281,579
Texas Instruments, Inc.	19,500	733,785
Varian Semiconductor Equipment Associates, Inc. (a)	632	25,318
Verigy Ltd. (a)	2,823	80,766
Xilinx, Inc.	1,020	27,305
		5,425,081

See Accompanying Notes to Financial Statements.
11

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Software—1.3%
Activision, Inc. (a)	3,406	$63,590
Adobe Systems, Inc. (a)	10,300	413,545
Advent Software, Inc. (a)	280	9,114
ANSYS, Inc. (a)	1,360	36,040
Autodesk, Inc. (a)	672	31,638
BMC Software, Inc. (a)	840	25,452
Cadence Design Systems, Inc. (a)	1,300	28,548
Captaris, Inc. (a)	1,200	6,144
CDC Corp., Class A (a)	4,520	38,013
Citrix Systems, Inc. (a)	546	18,384
Electronic Arts, Inc. (a)	500	23,660
FactSet Research Systems, Inc.	360	24,606
Intuit, Inc. (a)	1,374	41,330
Lawson Software, Inc. (a)	480	4,747
Macrovision Corp. (a)	1,132	34,028
McAfee, Inc. (a)	1,020	35,904
Microsoft Corp.	49,960	1,472,321
MSC.Software Corp. (a)	940	12,728
Nuance Communications, Inc. (a)	1,360	22,753
Oracle Corp. (a)	27,700	545,967
Progress Software Corp. (a)	566	17,993
Salesforce.com, Inc. (a)	390	16,715
Sybase, Inc. (a)	490	11,706
Synopsys, Inc. (a)	700	18,501
The9 Ltd., ADR (a)	780	36,083
THQ, Inc. (a)	1,320	40,286
Transaction Systems Architects, Inc. (a)	400	13,464
		3,043,260
Materials—2.7%
Chemicals—1.5%
Air Products & Chemicals, Inc.	1,000	80,370
E.I. Du Pont de Nemours & Co.	11,700	594,828
H.B. Fuller Co.	810	24,211
Linde AG	5,700	687,654
Minerals Technologies, Inc.	240	16,068
Mitsubishi Rayon Co. Ltd.	100,000	711,751
Monsanto Co.	5,760	389,030
Potash Corp. of Saskatchewan, Inc.	540	42,104
PPG Industries, Inc.	475	36,152
Sensient Technologies Corp.	550	13,965
Shin-Etsu Chemical Co., Ltd.	7,100	506,540
Umicore	2,200	476,213
Wacker Chemie AG	180	42,507
		3,621,393
Construction Materials—0.4%
Eagle Materials, Inc.	870	42,674
Holcim Ltd., Registered Shares	4,500	486,732
Martin Marietta Materials, Inc.	275	44,555
Vulcan Materials Co. (b)	2,345	268,596
		842,557

	Shares	Value
Containers & Packaging—0.1%
AptarGroup, Inc.	580	$20,625
Ball Corp.	410	21,800
Crown Holdings, Inc. (a)	6,295	157,186
Greif, Inc., Class A	822	48,999
Greif, Inc., Class B	282	15,843
Packaging Corp. of America	2,200	55,682
Silgan Holdings, Inc.	520	28,745
		348,880
Metals & Mining—0.5%
AK Steel Holding Corp. (a)	200	7,474
Alcoa, Inc.	12,900	522,837
Allegheny Technologies, Inc.	650	68,172
Carpenter Technology Corp.	560	72,974
Chaparral Steel Co.	300	21,561
Freeport-McMoRan Copper & Gold, Inc., Class B	4,881	404,244
Haynes International, Inc. (a)	109	9,203
Metal Management, Inc.	390	17,187
RTI International Metals, Inc. (a)	140	10,552
Stillwater Mining Co. (a)	1,360	14,974
Titanium Metals Corp. (a)	260	8,294
Worthington Industries, Inc.	570	12,340
		1,169,812
Paper & Forest Products—0.2%
Glatfelter Co.	800	10,872
Mercer International, Inc. (a)	1,050	10,710
Weyerhaeuser Co.	4,550	359,132
		380,714
Telecommunication Services—2.3%
Diversified Telecommunication Services—1.4%
AT&T, Inc.	48,154	1,998,391
Cbeyond, Inc. (a)	1,270	48,908
Cogent Communications Group, Inc. (a)	940	28,078
North Pittsburgh Systems, Inc.	410	8,712
Qwest Communications International, Inc. (a)(b)	44,000	426,800
Time Warner Telecom, Inc., Class A (a)(b)	12,275	246,727
Verizon Communications, Inc.	12,999	535,169
Windstream Corp.	1,960	28,930
		3,321,715
Wireless Telecommunication Services—0.9%
American Tower Corp., Class A (a)	16,227	681,534
Crown Castle International Corp. (a)	1,600	58,032
Leap Wireless International, Inc. (a)	580	49,010
MetroPCS Communications, Inc. (a)	6,971	230,322

See Accompanying Notes to Financial Statements.
12

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Millicom International Cellular SA (a)	406	$37,206
NII Holdings, Inc. (a)	7,580	612,009
SBA Communications Corp., Class A (a)	340	11,421
Vodafone Group PLC	114,900	386,632
		2,066,166
Utilities—2.1%
Electric Utilities—1.1%
Allegheny Energy, Inc. (a)	430	22,248
ALLETE, Inc.	250	11,763
American Electric Power Co., Inc.	1,800	81,072
Edison International	1,300	72,956
El Paso Electric Co. (a)	630	15,473
Entergy Corp.	3,429	368,103
Exelon Corp.	3,300	239,580
FPL Group, Inc.	11,500	652,510
Hawaiian Electric Industries, Inc.	233	5,520
ITC Holdings Corp.	260	10,564
Maine & Maritimes Corp. (a)	120	3,222
MGE Energy, Inc.	340	11,108
Otter Tail Corp.	390	12,507
Portland General Electric Co.	194	5,323
PPL Corp.	14,250	666,757
Reliant Energy, Inc. (a)	12,100	326,095
UIL Holdings Corp.	330	10,923
		2,515,724
Gas Utilities—0.0%
AGL Resources, Inc.	900	36,432
Northwest Natural Gas Co.	330	15,243
Questar Corp.	820	43,337
WGL Holdings, Inc.	470	15,341
		110,353
Independent Power Producers & Energy Traders—0.3%
AES Corp. (a)	1,550	33,914
Constellation Energy Group, Inc.	3,220	280,687
Mirant Corp. (a)	6,700	285,755
		600,356
Multi-Utilities—0.7%
CH Energy Group, Inc.	470	21,136
PG&E Corp.	10,311	467,089
Public Service Enterprise Group, Inc.	6,486	569,341
Sempra Energy	1,100	65,153
Suez SA	8,650	494,130
Wisconsin Energy Corp.	1,100	48,654
		1,665,503
Total Common Stocks (cost of $124,832,101)		146,469,174

	Par	Value
CORPORATE FIXED-INCOME BONDS & NOTES—10.8%
Basic Materials—0.4%
Chemicals—0.2%
Huntsman International LLC 7.875% 11/15/14	$200,000	$214,250
Lyondell Chemical Co. 8.000% 09/15/14	25,000	25,688
8.250% 09/15/16	160,000	167,200
		407,138
Forest Products & Paper—0.1%
Georgia-Pacific Corp. 8.000% 01/15/24	175,000	169,750
Weyerhaeuser Co. 7.375% 03/15/32	175,000	177,528
		347,278
Metals & Mining—0.1%
Vale Overseas Ltd. 6.250% 01/23/17	200,000	198,364
		198,364
Communications—2.0%
Media—0.9%
Charter Communications Holdings II LLC/ Charter Communications Holdings II/ Capital Corp. 10.250% 09/15/10	200,000	209,000
Comcast Cable Holdings LLC 9.875% 06/15/22	5,000	6,417
CSC Holdings, Inc. 7.625% 04/01/11	150,000	148,875
Dex Media West LLC 9.875% 08/15/13	55,000	58,850
EchoStar DBS Corp. 6.625% 10/01/14	175,000	167,125
Jones Intercable, Inc. 7.625% 04/15/08	350,000	355,137
Lamar Media Corp. 7.250% 01/01/13	190,000	189,525
News America, Inc. 6.550% 03/15/33	200,000	195,056
Quebecor Media, Inc. 7.750% 03/15/16	190,000	192,850
R.H. Donnelley Corp. 10.875% 12/15/12	130,000	138,612
Sinclair Broadcast Group, Inc. 8.000% 03/15/12	84,000	86,520
Time Warner Cable, Inc. 6.550% 05/01/37 (d)	250,000	241,627
		1,989,594
Telecommunication Services—1.1%
AT&T, Inc. 5.100% 09/15/14	240,000	228,922
BellSouth Corp. 6.000% 10/15/11	2,000	2,025

See Accompanying Notes to Financial Statements.
13

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Citizens Communications Co. 7.875% 01/15/27	$230,000	$223,675
Dobson Cellular Systems, Inc. 9.875% 11/01/12	200,000	215,500
France Telecom SA 7.750% 03/01/11	1,000	1,068
Intelsat Bermuda Ltd. 9.250% 06/15/16	190,000	201,875
Lucent Technologies, Inc. 6.450% 03/15/29	205,000	178,350
New Cingular Wireless Services, Inc. 8.125% 05/01/12	3,000	3,299
8.750% 03/01/31	153,000	190,733
Qwest Corp. 8.875% 03/15/12	200,000	215,500
Sprint Capital Corp. 6.125% 11/15/08	3,000	3,017
6.875% 11/15/28	200,000	190,373
8.750% 03/15/32	13,000	14,601
Telecom Italia Capital SA 7.200% 07/18/36	175,000	179,911
Telefonica Emisones SAU 5.984% 06/20/11	300,000	302,761
Telefonos de Mexico SAB de CV 4.500% 11/19/08	16,000	15,732
Vodafone Group PLC 5.000% 12/16/13	245,000	232,615
Windstream Corp. 8.625% 08/01/16	200,000	211,500
		2,611,457
Consumer Cyclical—0.8%
Apparel—0.1%
Levi Strauss & Co. 9.750% 01/15/15	180,000	192,600
Auto Parts & Equipment—0.1%
Goodyear Tire & Rubber Co. 9.000% 07/01/15	130,000	140,075
Home Builders—0.2%
D.R. Horton, Inc. 5.625% 09/15/14	290,000	267,528
K. Hovnanian Enterprises, Inc. 6.000% 01/15/10	40,000	36,400
6.375% 12/15/14	20,000	17,100
6.500% 01/15/14	50,000	44,250
KB Home 5.875% 01/15/15	90,000	78,300
		443,578
Leisure Time—0.0%
Royal Caribbean Cruises Ltd. 6.875% 12/01/13	50,000	49,983

	Par	Value
Lodging—0.1%
Harrah's Operating Co., Inc. 5.625% 06/01/15	$225,000	$183,375
MGM Mirage 7.500% 06/01/16	160,000	151,800
Station Casinos, Inc. 6.875% 03/01/16	20,000	17,650
Wynn Las Vegas LLC 6.625% 12/01/14	90,000	86,737
		439,562
Retail—0.3%
Couche-Tard US LP 7.500% 12/15/13	170,000	171,275
Macy's Retail Holdings, Inc. 5.900% 12/01/16	205,000	199,799
Target Corp. 3.375% 03/01/08	3,000	2,963
Wal-Mart Stores, Inc. 4.125% 07/01/10	325,000	314,556
		688,593
Consumer Non-Cyclical—1.4%
Beverages—0.3%
Coca-Cola Enterprises, Inc. 5.750% 11/01/08	35,000	35,152
Cott Beverages, Inc. 8.000% 12/15/11	185,000	186,850
Diageo Capital PLC 3.375% 03/20/08	410,000	403,687
		625,689
Commercial Services—0.3%
Ashtead Capital, Inc. 9.000% 08/15/16 (d)	50,000	52,375
Corrections Corp. of America 7.500% 05/01/11	155,000	157,131
Iron Mountain, Inc. 7.750% 01/15/15	160,000	156,000
Service Corp. International 6.750% 04/01/16	5,000	4,738
United Rentals North America, Inc. 7.750% 11/15/13	200,000	200,250
		570,494
Food—0.2%
ConAgra Foods, Inc. 6.750% 09/15/11	180,000	186,944
Kroger Co. 6.200% 06/15/12	325,000	328,007
		514,951
Healthcare Services—0.4%
HCA, Inc. 9.250% 11/15/16 (d)	60,000	63,900
PIK, 9.625% 11/15/16 (d)	140,000	150,500

See Accompanying Notes to Financial Statements.
14

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Tenet Healthcare Corp. 9.875% 07/01/14	$200,000	$198,000
Triad Hospitals, Inc. 7.000% 05/15/12	55,000	57,475
UnitedHealth Group, Inc. 3.375% 08/15/07	435,000	433,968
		903,843
Household Products/Wares—0.1%
American Greetings Corp. 7.375% 06/01/16	175,000	176,750
Fortune Brands, Inc. 5.375% 01/15/16	165,000	153,193
		329,943
Pharmaceuticals—0.1%
Omnicare, Inc. 6.750% 12/15/13	190,000	181,450
Energy—0.9%
Oil & Gas—0.5%
Anadarko Petroleum Corp. 6.450% 09/15/36	125,000	120,228
Canadian Natural Resources Ltd. 5.700% 05/15/17	250,000	241,842
Chesapeake Energy Corp. 6.375% 06/15/15	175,000	166,906
Nexen, Inc. 5.875% 03/10/35	200,000	179,486
Talisman Energy, Inc. 6.250% 02/01/38	200,000	185,351
Valero Energy Corp. 6.875% 04/15/12	240,000	251,335
		1,145,148
Pipelines—0.4%
El Paso Performance-Linked Trust 7.750% 07/15/11 (d)	200,000	206,000
Energy Transfer Partners LP 6.625% 10/15/36	175,000	170,891
MarkWest Energy Partners LP 8.500% 07/15/16	200,000	203,500
TEPPCO Partners LP 7.625% 02/15/12	10,000	10,674
TransCanada Pipelines Ltd. 6.350% 05/15/67 (e)	225,000	216,306
Williams Companies, Inc. 6.375% 10/01/10 (d)	60,000	60,150
8.125% 03/15/12	125,000	132,656
		1,000,177
Financials—3.8%
Banks—1.3%
Capital One Financial Corp. 5.500% 06/01/15	315,000	304,058
HSBC Capital Funding LP 9.547% 12/31/49 (d)(e)	300,000	331,277

	Par	Value
Marshall & Ilsley Corp. 4.375% 08/01/09	$215,000	$211,207
National City Bank 4.625% 05/01/13	19,000	18,045
PNC Funding Corp. 5.625% 02/01/17	225,000	220,417
SunTrust Preferred Capital I 5.853% 12/15/11 (e)	200,000	198,793
USB Capital IX 6.189% 04/15/49 (e)	350,000	352,584
Wachovia Corp. 4.875% 02/15/14	600,000	572,441
Wells Fargo & Co. 5.125% 09/01/12	750,000	736,278
		2,945,100
Diversified Financial Services—2.0%
AGFC Capital Trust I 6.000% 01/15/67 (d)(e)	250,000	239,084
American Express Co. 3.750% 11/20/07	3,000	2,982
4.750% 06/17/09	13,000	12,864
American Express Credit Corp. 3.000% 05/16/08	175,000	171,492
Ameriprise Financial, Inc. 7.518% 06/01/66 (e)	200,000	208,305
CIT Group, Inc. 6.100% 03/15/67 (e)	110,000	100,179
Citicorp Lease 8.040% 12/15/19 (d)	575,000	655,831
Citigroup Global Markets Holdings, Inc. 6.500% 02/15/08	7,000	7,046
Citigroup, Inc. 5.000% 09/15/14	37,000	35,197
Countrywide Financial Corp. 5.800% 06/07/12	150,000	148,943
Credit Suisse First Boston USA, Inc. 4.875% 08/15/10	375,000	369,328
Dow Jones CDX North America High Yield 7.625% 06/29/12 (d)	100,000	94,560
Ford Motor Credit Co. 7.375% 02/01/11	175,000	170,967
General Electric Capital Corp. 5.000% 01/08/16	485,000	459,434
General Motors Acceptance Corp. 8.000% 11/01/31	165,000	168,726
Goldman Sachs Group, Inc. 6.345% 02/15/34	360,000	343,338
HSBC Finance Corp. 5.000% 06/30/15	50,000	46,832
JPMorgan Chase Capital XVIII 6.950% 08/17/36	350,000	353,778
MassMutual Global Funding II 2.550% 07/15/08 (d)	6,000	5,790
Merrill Lynch & Co., Inc. 4.125% 01/15/09	375,000	368,072
6.000% 02/17/09	12,000	12,107

See Accompanying Notes to Financial Statements.
15

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Morgan Stanley 4.750% 04/01/14	$40,000	$37,354
6.750% 04/15/11	235,000	243,654
Principal Life Global Funding I 6.250% 02/15/12 (d)	17,000	17,487
Residential Capital LLC 6.500% 04/17/13	185,000	178,817
SLM Corp. 5.375% 05/15/14	225,000	192,810
		4,644,977
Insurance—0.3%
AMBAC Financial Group, Inc. 6.150% 02/15/37 (e)	125,000	112,033
American International Group, Inc. 2.875% 05/15/08	350,000	342,317
Metlife, Inc. 6.400% 12/15/36	215,000	199,166
Prudential Financial, Inc.
4.500% 07/15/13	2,000	1,873
		655,389
Real Estate—0.0%
ERP Operating LP 5.200% 04/01/13	1,000	971
Real Estate Investment Trusts (REITs)—0.2%
Health Care Property Investors, Inc. 6.450% 06/25/12	209,000	212,721
Simon Property Group LP 5.750% 12/01/15	265,000	262,206
		474,927
Savings & Loans—0.0%
Washington Mutual, Inc. 4.625% 04/01/14	21,000	19,302
Industrials—0.5%
Aerospace & Defense—0.1%
L-3 Communications Corp. 6.375% 10/15/15	140,000	132,300
United Technologies Corp. 7.125% 11/15/10	25,000	26,307
		158,607
Environmental Control—0.1%
Allied Waste North America, Inc. 7.125% 05/15/16	200,000	195,500
		195,500
Machinery—0.1%
Caterpillar Financial Services Corp. 3.625% 11/15/07	250,000	248,372
Machinery-Diversified—0.0%
Manitowoc Co., Inc. 7.125% 11/01/13	85,000	85,213
Miscellaneous Manufacturing—0.1%
Bombardier, Inc. 6.300% 05/01/14 (d)	185,000	175,750

	Par	Value
Packaging & Containers—0.1%
Crown Americas LLC & Crown Americas Capital Corp. 7.750% 11/15/15	$180,000	$180,900
Owens-Illinois, Inc. 7.500% 05/15/10	155,000	156,356
		337,256
Transportation—0.0%
Union Pacific Corp. 3.875% 02/15/09	25,000	24,430
Technology—0.1%
Semiconductors—0.1%
Freescale Semiconductor, Inc.PIK, 9.125% 12/15/14 (d)	195,000	183,300
Utilities—0.9%
Electric—0.7%
AES Corp. 7.750% 03/01/14	175,000	175,437
CMS Energy Corp. 6.875% 12/15/15	20,000	20,262
8.500% 04/15/11	15,000	15,954
Commonwealth Edison Co. 5.950% 08/15/16	275,000	269,219
Consolidated Edison Co. of New York 4.700% 06/15/09	7,000	6,912
Energy East Corp. 6.750% 06/15/12	1,000	1,041
Indiana Michigan Power Co. 5.650% 12/01/15	250,000	243,711
Nevada Power Co. 6.500% 04/15/12	30,000	30,549
NiSource Finance Corp. 5.400% 07/15/14	9,000	8,652
NRG Energy, Inc. 7.250% 02/01/14	20,000	20,050
7.375% 02/01/16	180,000	180,450
NY State Electric & Gas Corp. 5.750% 05/01/23	1,000	928
Pacific Gas & Electric Co. 5.800% 03/01/37	180,000	167,899
Progress Energy, Inc. 7.750% 03/01/31	250,000	289,030
Public Service Electric & Gas Co. 4.000% 11/01/08	5,000	4,909
Southern California Edison Co. 5.000% 01/15/14	300,000	286,870
		1,721,873

See Accompanying Notes to Financial Statements.
16

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Gas—0.2%
Atmos Energy Corp. 6.350% 06/15/17	$200,000	$201,676
Sempra Energy 4.750% 05/15/09	225,000	222,429
		424,105
Total Corporate Fixed-Income Bonds & Notes (cost of $25,566,167)		25,074,989
MORTGAGE-BACKED SECURITIES—10.3%
Federal Home Loan Mortgage Corp. 5.500% 12/01/20	33,070	32,597
5.500% 01/01/21	552,570	545,080
5.500% 07/01/21	261,503	257,623
5.500% 08/01/21	768,177	756,781
5.500% 12/01/32	61,838	59,925
5.500% 08/01/35	140,110	135,448
5.500% 10/01/35	322,347	311,622
5.500% 11/01/35	873,479	844,419
6.000% 11/01/14	45,126	45,380
6.500% 12/01/10	5,840	5,938
6.500% 05/01/11	23,931	24,446
6.500% 06/01/11	172,724	176,439
6.500% 03/01/26	86,525	88,092
6.500% 06/01/26	94,343	96,051
6.500% 03/01/27	26,751	27,236
6.500% 09/01/28	109,369	111,730
6.500% 06/01/31	275,719	281,311
6.500% 07/01/31	32,699	33,374
6.500% 11/01/32	19,265	19,621
7.000% 04/01/29	8,140	8,415
7.000% 08/01/31	12,369	12,767
7.500% 07/01/15	1,745	1,808
7.500% 01/01/30	18,275	19,077
8.000% 09/01/15	8,012	8,420
12.000% 07/01/20	54,889	59,566
Federal National Mortgage Association 5.000% 05/01/37	1,214,546	1,138,494
5.000% 06/01/37	3,643,000	3,413,453
5.500% 09/01/35	684,456	661,822
5.500% 10/01/35	830,564	803,099
5.500% 11/01/35	1,020,082	986,350
5.500% 05/01/36	2,660,201	2,566,980
5.500% 11/01/36	772,694	745,616
6.000% 07/01/31	24,079	23,983
6.000% 07/01/35	550,389	545,446
6.000% 02/01/36	159,800	158,179
6.000% 04/01/36	32,881	32,547
6.000% 09/01/36	477,367	472,525
6.000% 11/01/36	2,000,409	1,980,121
6.000% 07/01/37	1,455,000	1,439,419
6.120% 10/01/08	221,157	222,974
6.500% 12/01/31	2,308	2,352
6.500% 05/01/33	4,822	4,916
6.500% 08/01/34	315,807	320,376
6.500% 03/01/37	490,000	494,650
7.000% 07/01/31	17,473	18,110

	Par	Value
7.000% 07/01/32	$10,999	$11,393
7.000% 07/01/37	170,000	174,555
7.500% 09/01/15	13,575	13,992
7.500% 02/01/30	9,516	9,939
7.500% 08/01/31	34,532	36,041
8.000% 04/01/30	1,967	2,072
8.000% 05/01/30	9,594	10,106
TBA, 5.000% 07/12/37 (f)	774,000	725,141
5.500% 07/17/22 (f)	922,000	908,170
6.000% 07/12/37 (f)	1,082,000	1,070,165
6.500% 07/12/37 (f)	682,000	688,394
Government National Mortgage Association 5.750% 07/20/25 (e)	19,530	19,716
6.000% 03/15/29	2,809	2,805
6.500% 05/15/13	33,278	34,063
6.500% 05/15/24	24,074	24,549
6.500% 04/15/29	32,189	32,887
6.500% 05/15/29	16,282	16,635
7.000% 11/15/13	3,663	3,782
7.000% 06/15/31	3,625	3,777
7.000% 06/15/32	1,166	1,215
8.000% 03/15/26	255,610	271,125
9.000% 12/15/17	3,244	3,467
Total Mortgage-Backed Securities (cost of $24,310,551)		24,058,567
GOVERNMENT & AGENCY OBLIGATIONS—4.0%
Foreign Government Obligations—0.4%
Province of Ontario 3.500% 09/17/07	35,000	34,882
Province of Quebec 5.000% 07/17/09	500,000	498,226
United Mexican States 7.500% 04/08/33	273,000	316,407
		849,515
U.S. Government Agencies—1.8%
Federal Home Loan Bank 5.125% 10/19/16	1,000,000	976,017
Federal Home Loan Mortgage Corp. 6.750% 03/15/31	20,000	22,889
Federal National Mortgage Association 5.250% 08/01/12	3,125,000	3,098,172
		4,097,078
U.S. Government Obligations—1.8%
U.S. Treasury Bonds 5.375% 02/15/31	2,300,000	2,361,813
U.S. Treasury Inflation Indexed Notes 2.500% 07/15/16	1,253,445	1,239,441
U.S. Treasury Notes 3.875% 02/15/13	675,000	641,092
		4,242,346
Total Government & Agency Obligations (cost of $9,246,805)		9,188,939

See Accompanying Notes to Financial Statements.
17

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—3.6%
Agency—1.7%
Federal Home Loan Mortgage Corp. 4.000% 09/15/15	$160,000	$155,488
4.500% 03/15/21	180,000	173,357
4.500% 08/15/28	597,000	572,724
5.000% 12/15/15	263,431	262,497
6.000% 02/15/28	758,473	764,098
Federal National Mortgage Association 5.000% 07/25/15	1,500,000	1,487,120
5.000% 12/25/15	615,000	608,666
		4,023,950
Non - Agency—1.9%
American Mortgage Trust 8.445% 09/27/22 (e)	10,693	6,451
Bear Stearns Adjustable Rate Mortgage Trust 5.492% 02/25/47 (e)	790,726	787,429
Countrywide Alternative Loan Trust 5.250% 03/25/35	68,269	67,105
5.250% 08/25/35	403,199	400,315
5.500% 10/25/35	685,695	677,278
JPMorgan Mortgage Trust 6.059% 10/25/36 (e)	838,850	838,373
Rural Housing Trust 6.330% 04/01/26	2,453	2,445
WaMu Mortgage Pass Through Certificates 5.722% 02/25/37 (e)	1,287,701	1,284,309
Washington Mutual Mortgage Securities Corp. 5.500% 10/25/35	167,178	166,247
Wells Fargo Alternative Loan Trust 5.500% 02/25/35	65,995	65,295
		4,295,247
Total Collateralized Mortgage Obligations (cost of $8,495,775)		8,319,197
COMMERCIAL MORTGAGE-BACKED SECURITIES—2.9%
Bear Stearns Commercial Mortgage Securities 4.680% 08/13/39	32,000	30,336
5.449% 12/11/40 (e)	170,000	164,860
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.366% 12/11/49 (e)	310,000	296,750
First Union - Chase Commercial Mortgage 6.645% 06/15/31	653,690	662,812
JPMorgan Chase Commercial Mortgage Securities Corp. 4.780% 07/15/42	200,000	185,991
5.447% 06/12/47	358,000	349,567

	Par	Value
LB-UBS Commercial Mortgage Trust 5.084% 02/15/31	$120,000	$118,408
6.510% 12/15/26	2,750,000	2,828,784
Merrill Lynch / Countrywide Commercial Mortgage Trust 5.750% 06/12/50 (e)	1,061,000	1,050,570
Merrill Lynch Mortgage Trust 5.417% 11/12/37 (e)	100,000	96,652
Morgan Stanley Capital I 4.970% 12/15/41	73,000	69,904
5.370% 12/15/43	984,000	942,051
PNC Mortgage Acceptance Corp. 5.910% 03/12/34	16,254	16,315
Total Commercial Mortgage-Backed Securities (cost of $6,962,467)		6,813,000
ASSET-BACKED SECURITIES—0.7%
BMW Vehicle Owner Trust 3.320% 02/25/09	36,662	36,547
Citicorp Residential Mortgage Securities, Inc. 6.080% 06/25/37	340,000	339,997
Consumer Funding LLC 5.430% 04/20/15	510,000	508,517
Ford Credit Auto Owner Trust 3.540% 11/15/08	131,728	131,034
Green Tree Financial Corp. 6.870% 01/15/29	105,419	107,533
Honda Auto Receivables Owner Trust 3.060% 10/21/09	59,903	59,548
Origen Manufactured Housing 3.380% 08/15/17	187,600	186,141
Providian Gateway Master Trust 3.350% 09/15/11 (d)	200,000	199,232
Total Asset-Backed Securities (cost of $1,593,267)		1,568,549
CONVERTIBLE BONDS—0.3%
Consumer Cyclical—0.0%
Auto Manufacturers—0.0%
Ford Motor Co. 4.250% 12/15/36	13,000	16,283
Consumer Discretionary—0.3%
Media—0.3%
Liberty Media Corp. 0.750% 03/30/23	600,000	733,500
Total Convertible Bonds (cost of $671,222)		749,783

See Accompanying Notes to Financial Statements.
18

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
INVESTMENT COMPANY—0.0%
iShares Russell 2000 Value Index Fund	320	$26,355
Total Investment Company (cost of $26,652)		26,355
SECURITIES LENDING COLLATERAL—3.5%
State Street Navigator Securities Lending Prime Portfolio (g)	8,138,056	8,138,056
Total Securities Lending Collateral (cost of $8,138,056)		8,138,056
	Par
SHORT-TERM OBLIGATIONS—6.2%
Repurchase Agreement—6.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 4.160%, collateralized by U.S. Government Obligations with various maturities to 05/15/21, market value of $14,546,181 (repurchase proceeds $14,247,937)	$14,243,000	14,243,000
U.S. Government Obligation—0.1%
U.S.Treasury Bill 4.950% 09/20/07	300,000	296,857
Total Short-Term Obligations (cost of $14,539,857)		14,539,857
Total Investments—105.2% (cost of $224,382,920) (h)		244,946,466
Other Assets & Liabilities, Net—(5.2)%		(12,025,267)
Net Assets—100.0%		$232,921,199

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $7,947,222.

(c)  All or a portion of this security is pledged as collateral for written option contracts.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities, which are not illiquid, amounted to $2,681,815, which represents 1.2% of net assets.

(e)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2007.

(f)  Security purchased on a delayed delivery basis.

(g)  Investment made with cash collateral received from securities lending activity.

(h)  Cost for federal income tax purposes is $224,488,026.

At June 30, 2007, the asset allocation of the investment portfolio is as follows:

	% of Net Assets
Common Stocks	62.9
Corporate Fixed-Income Bonds & Notes	10.8
Mortgage-Backed Securities	10.3
Government & Agency Obligations	4.0
Collateralized Mortgage Obligations	3.6
Commercial Mortgage-Backed Securities	2.9
Asset-Backed Securities	0.7
Convertible Bonds	0.3
Investment Company	0.0	*
	95.5
Securities Lending Collateral	3.5
Short-Term Obligations	6.2
Other Assets & Liabilities, Net	(5.2)
	100.0

* Rounds to less than 0.01%.

For the six months ended June 30, 2007, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2006	—	—
Options written	32	$3,846
Options terminated in closing
purchase transactions	—	—
Options exercised	18	(2,286)
Options expired	5	(769)
Options outstanding at June 30, 2007	9	$791

At June 30, 2007, the Fund held the following written call option contracts:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Myraid Genetics, Inc.	$40	5	07/20/07	$355	$75
Hologic, Inc.	60	4	07/20/07	436	140
Total written call options (proceeds $791)					$215

Acronym	Name
ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PIK	Payment-In-Kind

TBA	To Be Announced

See Accompanying Notes to Financial Statements.
19

Statement of Assets and Liabilities

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

Assets
Investments, at cost	$224,382,920
Investments, at value (including securities on loan of $7,947,222)	$244,946,466
Foreign currency (cost of $60,553)	61,522
Receivable for:
Investments sold	3,024,008
Fund shares sold	1,013
Interest	771,581
Dividends	129,089
Foreign tax reclaims	28,411
Security lending	1,252
Expense reimbursement due from Investment Advisor	12,317
Deferred Trustees' compensation plan	20,468
Total Assets	248,996,127
Liabilities
Payable to custodian bank	51,416
Collateral on securities loaned	8,138,056
Written options at value (premium of $791)	215
Payable for:
Investments purchased	2,567,974
Investments purchased on a delayed delivery basis	4,425,938
Fund shares repurchased	583,811
Investment advisory fee	87,349
Administration fee	29,116
Pricing and bookkeeping fees	29,855
Trustees' fees	45,676
Audit fee	21,632
Custody fee	15,672
Reports to shareholders	33,977
Distribution fee—Class B	12,529
Chief compliance officer expenses	226
Deferred Trustees' compensation plan	20,468
Other liabilities	11,018
Total Liabilities	16,074,928
Net Assets	$232,921,199
Net Assets Consist of
Paid-in capital	$167,522,444
Undistributed net investment income	8,846,082
Accumulated net realized gain	35,987,920
Net unrealized appreciation on:
Investments	20,563,546
Foreign currency translations	631
Written options	576
Net Assets	$232,921,199
Class A:
Net assets	$174,694,261
Shares outstanding	10,377,424
Net asset value per share	$16.83
Class B:
Net assets	$58,226,938
Shares outstanding	3,476,229
Net asset value per share	$16.75

See Accompanying Notes to Financial Statements.
20

Statement of Operations

Columbia Asset Allocation Fund, Variable Series
For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income
Dividends	$1,283,384
Interest	2,598,314
Securities lending	16,259
Total Investment Income (net of foreign taxes withheld of $45,029)	3,897,957
Expenses
Investment advisory fee	533,400
Administration fee	177,800
Distribution fee—Class B	73,004
Transfer agent fee	177
Pricing and bookkeeping fees	88,457
Trustees' fees	10,447
Custody fee	87,931
Chief compliance officer expenses	226
Other expenses	61,632
Total Expenses	1,033,074
Fees and expenses waived or reimbursed by Investment Advisor	(64,677)
Fee reimbursed by Distributor—Class B	(29,196)
Custody earnings credit	(2,709)
Net Expenses	936,492
Net Investment Income	2,961,465
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Futures Contracts and Written Options
Net realized gain (loss) on:
Investments	15,602,306
Written options	769
Foreign currency transactions	(13,679)
Futures contracts	134,709
Net realized gain	15,724,105
Net change in unrealized appreciation (depreciation) on:
Investments	(3,853,793)
Written options	576
Foreign currency translations	(325)
Futures contracts	(9,322)
Net change in unrealized appreciation (depreciation)	(3,862,864)
Net Gain	11,861,241
Net Increase Resulting from Operations	$14,822,706

See Accompanying Notes to Financial Statements.
21

Statement of Changes in Net Assets

Columbia Asset Allocation Fund, Variable Series

	(Unaudited) Six Months Ended June 30,	YearEnded December 31,
Increase (Decrease) in Net Assets	2007	2006
Operations
Net investment income	$2,961,465	$5,641,415
Net realized gain on investments, foreign currency transactions, futures contracts and written options	15,724,105	22,552,510
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, futures contracts and written options	(3,862,864)	(1,333,824)
Net Increase Resulting from Operations	14,822,706	26,860,101
Distributions Declared to Shareholders:
From net investment income:
Class A	—	(4,692,376)
Class B	—	(1,434,855)
From net realized gains:
Class A	—	(10,214,433)
Class B	—	(3,301,090)
Total Distributions Declared to Shareholders	—	(19,642,754)
Share Transactions
Class A:
Subscriptions	1,782,757	2,535,157
Proceeds received in connection with merger	—	20,367,574
Distributions reinvested	—	14,906,809
Redemptions	(21,904,117)	(47,476,648)
Net Decrease	(20,121,360)	(9,667,108)
Class B:
Subscriptions	1,279,626	2,319,972
Distributions reinvested	—	4,735,945
Redemptions	(6,941,156)	(12,547,833)
Net Decrease	(5,661,530)	(5,491,916)
Net Decrease from Share Transactions	(25,782,890)	(15,159,024)
Total Decrease in Net Assets	(10,960,184)	(7,941,677)
Net Assets
Beginning of period	243,881,383	251,823,060
End of period	$232,921,199	$243,881,383
Undistributed net investment income at end of period	$8,846,082	$5,884,617
Changes in Shares
Class A:
Subscriptions	108,554	161,160
Issued in connection with merger	—	1,253,174
Issued for distributions reinvested	—	1,007,898
Redemptions	(1,336,190)	(3,020,483)
Net Decrease	(1,227,636)	(598,251)
Class B:
Subscriptions	78,404	147,886
Issued for distributions reinvested	—	321,299
Redemptions	(428,271)	(803,376)
Net Decrease	(349,867)	(334,191)

See Accompanying Notes to Financial Statements.
22

Financial Highlights

Columbia Asset Allocation Fund, Variable Series — Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unadited) Six Months Ended June 30,		Year Ended December 31,
	2007		2006(a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$15.82		$15.40		$14.83		$13.80		$11.87		$13.86
Income from Investment Operations:
Net investment income (b)	0.21		0.36		0.33		0.31		0.30		0.36
Net realized and unrealized gain (loss) on investments,foreign currency transactions, futures contracts and written options	0.80		1.36		0.61		1.04		2.02		(1.94)
Total from Investment Operations	1.01		1.72		0.94		1.35		2.32		(1.58)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.41)		(0.37)		(0.32)		(0.39)		(0.41)
From net realized gains	—		(0.89)		—		—		—		—
Total Distributions Declared to Shareholders	—		(1.30)		(0.37)		(0.32)		(0.39)		(0.41)
Net Asset Value, End of Period	$16.83		$15.82		$15.40		$14.83		$13.80		$11.87
Total return (c)(d)	6.38	%(e)(f)	11.79	%(f)	6.53	%(f)(g)	9.99	%(f)	20.46	%(f)	(11.73)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.75	%(i)	0.75%		0.75%		0.75%		0.75%		0.70%
Waiver/reimbursement	0.06	%(i)	0.04%		0.04%		0.02%		0.01%		—
Net investment income (h)	2.54	%(i)	2.29%		2.28%		2.27%		2.43%		2.73%
Portfolio turnover rate	56	%(e)	104%		92%		60%		103%		118%
Net assets end of period (000's)	$174,694		$183,605		$187,987		$216,123		$233,730		$194,327

(a)  On May 1, 2006, Liberty Asset Allocation Fund, Variable Series was renamed Columbia Asset Allocation Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.
23

Notes to Financial Statements

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

Note 1. Organization

Columbia Asset Allocation Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust on June 9, 1987.

Investment Goal—The Fund seeks high total investment return.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at "fair value" as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair

24

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts—The Fund may invest in futures contracts to gain or reduce exposure to particular securities or segments of the bond markets. Futures contracts are financial instruments whose values depend on, or are derived from, the value of the underlying security, index or currency. The Fund may use equity futures to gain exposure to groups of stocks or individual issuers. The Fund may use futures to invest cash pending direct investments in stocks and to enhance its return. A future is an agreement to buy or sell a specific amount of a financial instrument or commodity for an agreed upon price at a certain time in the future. The Fund may also use futures and options on futures to decrease equity exposure or to adjust the duration of its fixed-income security holdings. Investments in futures are relatively efficient since they typically cost less than direct investments in the underlying securities. However, the Fund may lose money if the advisor does not correctly anticipate the market movements of those underlying securities. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Options—The Fund may write call and put options on a security it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Delayed Delivery Securities—The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction

25

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities—The Fund may invest in Treasury Inflation Protected Securities ("TIPS"). The principal amount of TIPS is adjusted periodically for inflation based on a monthly published index. Interest payments are based on the inflation-adjusted principal at the time the interest is paid.

Income Recognition—Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on debt securities. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
Ordinary income*	$6,880,277
Long-term capital gains	$12,762,477

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$23,735,822
Unrealized depreciation	(3,277,382)
Net unrealized appreciation	$20,458,440

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes- an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

26

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.45%
$1 billion to $1.5 billion	0.40%
Over $1.5 billion	0.35%

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.45% of the Fund's average daily net assets.

Sub-Advisory Fee—Nordea Investment Management North America, Inc. ("Nordea") has been retained by Columbia as the investment sub-advisor to manage the portion of the Fund's assets allocated to foreign securities. As the sub-advisor, Nordea is responsible for daily investment operations, including placing all orders for the purchase and sale of portfolio securities for foreign stocks of the Fund. Columbia, from the investment advisory fee it receives, pays Nordea a monthly sub-advisory fee at the annual rate of 0.40% of the portion of the Fund's average daily net assets managed by Nordea.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amount paid and payable to affiliates by the Fund under these agreements were $7,555 and $1,856, respectively.

For the six months ended June 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.075% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

27

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.75% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.15% when the total operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 0.90% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $125,751,561 and $145,285,549, respectively, of which $19,249,170 and $24,092,122, respectively, were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under these arrangements.

Note 7. Securities Lending

The Fund commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 8. Disclosure of Significant Risks and Contingencies

High-Yield Securities—Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value

28

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities—There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC

29

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 17, 2007, the District Court entered an amended preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

Note 9. Business Combinations and Mergers

On May 1, 2006, Nations Asset Allocation Portfolio, a series of Nations Separate Account Trust, merged into Liberty Asset Allocation Fund, Variable Series. Liberty Asset Allocation Fund, Variable Series was then renamed Columbia Asset Allocation Fund, Variable Series. Liberty Asset Allocation Fund, Variable Series received a tax-free transfer of assets from Nations Asset Allocation Portfolio as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation[1]
1,253,174	$20,367,574	$1,950,515
Net Assets of Liberty Asset Allocation Fund, Variable Series Prior to Combination	Net Assets of Nations Asset Allocation Portfolio Immediately Prior to Combination	Net Assets of Liberty Asset Allocation Fund, Variable Series Immediately After Combination
$250,650,523	$20,367,574	$271,018,097

  1   Unrealized appreciation is included in the Net Assets Received.

30

Important Information About This Report

A description of the policies and procedures that Columbia Asset Allocation Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund. This material must be preceded or accompanied by a current prospectus.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

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Columbia Asset Allocation Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class B

2007 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Asset Allocation Fund, Variable Series / June 30, 2007

Columbia Asset Allocation Fund, Variable Series seeks high total investment return.

Vikram J. Kuriyan is the lead portfolio manager for the fund since August 2005. Karen Wurdack is a co-manager for the fund since August 2005. They are responsible for allocating the fund's assets among the various asset classes. The investment decisions for each asset class are made by professionals with expertise in that class.

Summary

•  For the six-month period that ended June 30, 2007, Columbia Asset Allocation Fund, Variable Series' return was higher than the blended return of its two benchmarks in a 60/40 blend. The fund's return was also higher than the average return for its peer group, the Morningstar Moderate Allocation VIT Category.1

•  The fund's emphasis on equities worked out well for investors as equities outperformed bonds during the period. Exposure to mid- and small-cap equities as well as international equities also boosted returns as these segments of the market were among the strongest. In addition, the fund's underlying investments in all three areas outperformed their respective benchmarks.

•  Within the bond portion of the fund, we did well to underweight investment grade bonds and overweight high-yield, which delivered better performance than other bond sectors during the period. However, the fund's high-yield allocation underperformed its benchmark, which hampered relative performance.

•  The US economy continues to exhibit mixed signals, which are typical of mid-cycle slowdowns, as evidence of solid profit growth, higher business spending, and new job growth continue to offset weakness in the housing market. As a result, we believe the US economy will expand at a moderate pace in 2007, keeping inflationary pressures at bay. With the Federal Reserve Board apparently on hold with its policy on short-term interest rates, any unexpected change in policy would likely spur a reaction by investors.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in high yield or "junk" bonds offer the potential for higher income than investments in investment-grade bonds, but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments. Rising interest rates tend to lower the value of all bonds.

International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks.

The fund may be subject to the same types of risks associated with direct ownership of real estate including the decline of property value due to general, local and regional economic conditions.

Holdings are disclosed as of June 30, 2007, and are subject to change.

1  ©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance Information

Columbia Asset Allocation Fund, Variable Series / June 30, 2007

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed, at which time taxes will become due.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2007 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (06/01/00)	6.35	15.75	9.47	5.95
S&P 500 Index	6.96	20.59	10.71	7.13
Lehman Brothers Aggregate Bond Index	0.98	6.12	4.48	6.02

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/06	06/30/07
Class B	15.75	16.75

Annual operating expense ratio (%)*
Class B	1.04

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including or excluding fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Total return performance includes changes in share price and reinvestment of all distributions. The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Class B shares (newer class shares) performance information includes returns of the fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class shares would be lower.

Inception date of Class A shares (oldest existing share class) is January 1, 1989.

Understanding Your Expenses

Columbia Asset Allocation Fund, Variable Series / June 30, 2007

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/07 – 06/30/07	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	1,063.52	1,020.33	4.60	4.51	0.90

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

Investment Portfolio

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS—62.9%
Consumer Discretionary—7.6%
Auto Components—0.2%
American Axle & Manufacturing Holdings, Inc.	210	$6,220
BorgWarner, Inc.	670	57,647
Goodyear Tire & Rubber Co. (a)(b)	12,530	435,543
Johnson Controls, Inc.	400	46,308
Modine Manufacturing Co.	400	9,040
		554,758
Automobiles—0.3%
Ford Motor Co.	3,500	32,970
Harley-Davidson, Inc.	560	33,382
Toyota Motor Corp.	12,000	756,644
		822,996
Distributors—0.0%
Building Materials Holding Corp.	610	8,656
Diversified Consumer Services—0.1%
Capella Education Co. (a)	754	34,707
DeVry, Inc.	1,900	64,638
Regis Corp.	360	13,770
Strayer Education, Inc.	240	31,610
		144,725
Hotels, Restaurants & Leisure—1.1%
Ambassadors Group, Inc.	600	21,318
Bob Evans Farms, Inc.	350	12,898
Brinker International, Inc.	820	24,001
California Pizza Kitchen, Inc. (a)	1,347	28,934
CEC Entertainment, Inc. (a)	240	8,448
China Travel International	710,000	373,645
Chipotle Mexican Grill, Inc., Class A (a)	300	25,584
Darden Restaurants, Inc.	550	24,195
Hilton Hotels Corp.	1,190	39,829
International Game Technology, Inc.	1,360	53,992
Landry's Restaurants, Inc.	480	14,525
Las Vegas Sands Corp. (a)(b)	3,397	259,497
McDonald's Corp.	7,602	385,878
Multimedia Games, Inc. (a)	555	7,082
O'Charleys, Inc.	370	7,459
Orient-Express Hotels Ltd., Class A	670	35,778
P.F. Chang's China Bistro, Inc. (a)	750	26,400
Scientific Games Corp., Class A (a)	730	25,513
Starwood Hotels & Resorts Worldwide, Inc.	9,160	614,361
Vail Resorts, Inc. (a)	500	30,435
WMS Industries, Inc. (a)	905	26,118
Wynn Resorts Ltd. (a)	440	39,464
Yoshinoya D&C Co., Ltd.	233	434,548
Yum! Brands, Inc.	1,520	49,734
		2,569,636

	Shares	Value
Household Durables—1.3%
American Greetings Corp., Class A	880	$24,930
CSS Industries, Inc.	230	9,110
Ethan Allen Interiors, Inc.	270	9,248
Furniture Brands International, Inc.	720	10,224
Gafisa SA,ADR (a)	1,210	37,752
Garmin Ltd.	300	22,191
Kimball International, Inc., Class B	580	8,126
Koninklijke Philips Electronics NV	9,100	385,776
Lennar Corp., Class A (b)	6,700	244,952
Makita Corp.	17,800	796,076
Newell Rubbermaid, Inc.	17,910	527,091
NVR, Inc. (a)	30	20,393
Skyline Corp.	320	9,603
Sony Corp., ADR	15,600	801,372
Tempur-Pedic International, Inc.	2,069	53,587
		2,960,431
Internet & Catalog Retail—0.2%
Amazon.com, Inc. (a)(b)	6,000	410,460
Priceline.com, Inc. (a)	920	63,241
Shutterfly, Inc. (a)	740	15,947
		489,648
Leisure Equipment & Products—0.1%
Brunswick Corp.	1,300	42,419
Hasbro, Inc.	800	25,128
Polaris Industries, Inc.	1,020	55,243
		122,790
Media—1.2%
4Kids Entertainment, Inc. (a)	210	3,150
EchoStar Communications Corp., Class A (a)	710	30,793
Grupo Televisa SA, ADR	1,580	43,624
Lamar Advertising Co., Class A (a)(b)	5,800	364,008
National CineMedia, Inc. (a)	1,530	42,855
News Corp., Class A	11,300	239,673
Reed Elsevier PLC	53,300	688,363
Regal Entertainment Group, Class A	2,650	58,114
Time Warner, Inc.	36,900	776,376
Viacom, Inc., Class B (a)	10,800	449,604
		2,696,560
Multiline Retail—1.1%
99 Cents Only Stores (a)	500	6,555
J.C. Penney Co., Inc.	8,630	624,639
Macy's, Inc.	1,122	44,633
Nordstrom, Inc.	15,270	780,603
Saks, Inc. (a)	2,700	57,645
Target Corp.	15,100	960,360
		2,474,435

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Specialty Retail—1.5%
Abercrombie & Fitch Co., Class A	290	$21,164
Aeropostale, Inc. (a)	350	14,588
America's Car-Mart, Inc. (a)	1,010	13,726
American Eagle Outfitters, Inc.	520	13,343
Autozone, Inc. (a)	160	21,859
Bed Bath & Beyond, Inc. (a)	620	22,314
Chico's FAS, Inc. (a)	1,360	33,102
Coldwater Creek, Inc. (a)	1,540	35,774
Esprit Holdings Ltd.	40,400	514,329
GameStop Corp., Class A (a)	16,970	663,527
Hibbett Sporting Goods, Inc. (a)	970	26,559
Home Depot, Inc.	9,400	369,890
J Crew Group, Inc. (a)	570	30,831
Lowe's Companies, Inc.	16,500	506,385
Men's Wearhouse, Inc.	540	27,578
Monro Muffler, Inc.	450	16,852
New York & Co., Inc. (a)	1,950	21,372
Pacific Sunwear of California, Inc. (a)	1,530	33,660
Payless Shoesource, Inc. (a)	340	10,727
Rent-A-Center, Inc. (a)	540	14,164
TJX Companies, Inc.	1,220	33,550
United Retail Group, Inc. (a)	500	5,815
Urban Outfitters, Inc. (a)(b)	15,380	369,581
Yamada Denki Co., Ltd.	5,570	580,782
Zale Corp. (a)	360	8,572
Zumiez, Inc. (a)	520	19,646
		3,429,690
Textiles, Apparel & Luxury Goods—0.5%
Adidas AG	6,600	417,144
Coach, Inc. (a)	1,658	78,573
CROCS, Inc. (a)	840	36,145
Delta Apparel, Inc.	320	5,808
Hampshire Group Ltd. (a)	594	10,039
Hartmarx Corp. (a)	1,109	8,839
K-Swiss, Inc., Class A	270	7,649
Luxottica Group SpA	8,300	322,408
Polo Ralph Lauren Corp.	3,640	357,120
Volcom, Inc. (a)	400	20,052
Wolverine World Wide, Inc.	630	17,457
		1,281,234
Consumer Staples—5.9%
Beverages—1.3%
Boston Beer Co., Inc. (a)	230	9,051
C&C Group PLC	23,300	312,857
Coca-Cola Co.	7,700	402,787
Diageo PLC, ADR	5,908	492,195
Fomento Economico Mexicano SAB de CV, ADR	9,420	370,394
MGP Ingredients, Inc.	672	11,357
Pepsi Bottling Group, Inc.	2,615	88,073
PepsiCo, Inc.	14,000	907,900
Pernod-Ricard SA	2,600	575,218
		3,169,832

	Shares	Value
Food & Staples Retailing—1.3%
BJ's Wholesale Club, Inc. (a)	320	$11,530
CVS Caremark Corp.	20,500	747,225
Kroger Co.	19,060	536,158
Olam International Ltd.	113,525	228,538
Ruddick Corp.	250	7,530
Sysco Corp.	11,900	392,581
Wal-Mart Stores, Inc.	23,600	1,135,396
Weis Markets, Inc.	520	21,065
		3,080,023
Food Products—0.7%
American Italian Pasta Co., Class A (a)	540	5,184
Campbell Soup Co.	640	24,838
ConAgra Foods, Inc.	25,400	682,244
Danisco A/S	3,896	290,822
Dean Foods Co.	800	25,496
Flowers Foods, Inc.	392	13,077
Fresh Del Monte Produce, Inc. (a)	509	12,750
H.J. Heinz Co.	830	39,400
Hershey Co.	950	48,089
J & J Snack Foods Corp.	286	10,794
Lancaster Colony Corp.	310	12,986
Lance, Inc.	420	9,895
Maui Land & Pineapple Co., Inc. (a)	290	10,652
McCormick & Co., Inc.	940	35,889
Ralcorp Holdings, Inc.	250	13,363
Smithfield Foods, Inc. (a)	800	24,632
Tyson Foods, Inc., Class A (b)	12,900	297,216
Wm. Wrigley Jr. Co.	570	31,527
		1,588,854
Household Products—0.5%
Clorox Co.	4,800	298,080
Colgate-Palmolive Co.	12,400	804,140
		1,102,220
Personal Products—0.6%
Avon Products, Inc.	32,420	1,191,435
Bare Escentuals, Inc. (a)	900	30,735
Chattem, Inc. (a)	880	55,774
Estee Lauder Companies, Inc., Class A	1,560	70,996
Physicians Formula Holdings, Inc. (a)	1,330	20,914
		1,369,854
Tobacco—1.5%
Altria Group, Inc.	23,439	1,644,012
Japan Tobacco, Inc.	179	882,740
Loews Corp. - Carolina Group	12,400	958,148
UST, Inc.	410	22,021
		3,506,921

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Energy—5.6%
Energy Equipment & Services—1.4%
Atwood Oceanics, Inc. (a)	420	$28,820
BJ Services Co.	750	21,330
Cameron International Corp. (a)	420	30,017
Complete Production Services, Inc. (a)	236	6,101
Diamond Offshore Drilling, Inc.	340	34,530
Dril-Quip, Inc. (a)	410	18,429
ENSCO International, Inc.	2,990	182,420
FMC Technologies, Inc. (a)	390	30,896
GlobalSantaFe Corp.	5,860	423,385
Grant Prideco, Inc. (a)	530	28,530
Grey Wolf, Inc. (a)	1,620	13,349
Halliburton Co.	27,050	933,225
Lufkin Industries, Inc.	249	16,073
National-Oilwell Varco, Inc. (a)(b)	2,945	306,987
Oil States International, Inc. (a)	200	8,268
Rowan Companies, Inc.	700	28,686
Superior Energy Services, Inc. (a)	1,292	51,577
Superior Well Services, Inc. (a)	120	3,049
Technip SA, ADR	400	33,036
Tidewater, Inc.	400	28,352
Transocean, Inc. (a)	6,700	710,066
TriCo Marine Services, Inc. (a)	410	16,761
W-H Energy Services, Inc. (a)	440	27,240
Weatherford International Ltd. (a)(b)	6,220	343,593
		3,324,720
Oil, Gas & Consumable Fuels—4.2%
Alpha Natural Resources, Inc. (a)	480	9,979
Atlas America Inc.	182	9,779
ATP Oil & Gas Corp. (a)	500	24,320
Aurora Oil & Gas Corp. (a)	1,220	2,599
Berry Petroleum Co., Class A	620	23,362
Bill Barrett Corp. (a)	690	25,413
Bois d'Arc Energy, Inc. (a)	382	6,505
Cameco Corp.	580	29,429
Chesapeake Energy Corp.	1,500	51,900
Comstock Resources, Inc. (a)	170	5,095
ConocoPhillips	9,672	759,252
Continental Resources Inc./OK (a)	1,804	28,864
Denbury Resources, Inc. (a)	1,680	63,000
Devon Energy Corp.	5,100	399,279
Exxon Mobil Corp.	29,237	2,452,399
Foundation Coal Holdings, Inc.	620	25,197
Harvest Natural Resources, Inc. (a)	1,070	12,744
Helix Energy Solutions Group, Inc. (a)	580	23,148
Hess Corp.	21,175	1,248,478
Newfield Exploration Co. (a)	6,500	296,075
Nordic American Tanker Shipping	326	13,314
Occidental Petroleum Corp.	19,000	1,099,720
Peabody Energy Corp.	1,610	77,892

	Shares	Value
Petroplus Holdings AG (a)	225	$23,100
Plains Exploration & Production Co. (a)	360	17,212
Range Resources Corp.	1,630	60,978
Southwestern Energy Co. (a)(b)	8,594	382,433
Statoil ASA	23,274	720,329
Stone Energy Corp. (a)	220	7,537
Sunoco, Inc.	230	18,326
Swift Energy Co. (a)	150	6,414
Tesoro Corp.	600	34,290
Total SA	8,200	665,647
Uranium One, Inc. (a)	1,590	20,255
Valero Energy Corp.	6,900	509,634
Western Refining, Inc.	299	17,282
Williams Companies, Inc.	2,750	86,955
XTO Energy, Inc. (b)	8,220	494,022
		9,752,157
Financials—12.5%
Capital Markets—1.9%
Affiliated Managers Group, Inc. (a)	930	119,747
Calamos Asset Management, Inc., Class A	360	9,198
E*TRADE Financial Corp. (a)	1,250	27,612
GFI Group, Inc. (a)	590	42,763
Goldman Sachs Group, Inc.	2,500	541,875
Janus Capital Group, Inc.	725	20,184
Lazard Ltd., Class A	650	29,269
Legg Mason, Inc.	210	20,660
Mediobanca SpA	14,000	317,796
Merrill Lynch & Co., Inc.	5,623	469,970
Morgan Stanley	8,600	721,368
Piper Jaffray Companies, Inc. (a)	250	13,932
State Street Corp.	23,100	1,580,040
T. Rowe Price Group, Inc.	1,330	69,014
TD Ameritrade Holding Corp. (a)	970	19,400
Thomas Weisel Partners Group, Inc. (a)	515	8,575
UBS AG, Registered Shares	5,473	327,171
		4,338,574
Commercial Banks—4.1%
BancFirst Corp.	242	10,362
BancTrust Financial Group, Inc.	480	10,080
Bank of Granite Corp.	778	12,985
Bank of Hawaii Corp.	1,300	67,132
Barclays PLC, ADR	7,900	440,741
Bryn Mawr Bank Corp.	458	10,525
Capitol Bancorp Ltd.	482	13,173
Central Pacific Financial Corp.	350	11,553
Chemical Financial Corp.	540	13,970
City Holding Co.	220	8,433
City National Corp.	900	68,481
Columbia Banking System, Inc.	390	11,408
Comerica, Inc.	1,200	71,364

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Community Trust Bancorp, Inc.	296	$9,561
Cullen/Frost Bankers, Inc.	900	48,123
Deutsche Postbank AG (b)	4,300	378,201
East West Bancorp, Inc.	431	16,757
First Citizens BancShares, Inc., Class A	63	12,247
First Financial Corp.	430	12,625
First Midwest Bancorp, Inc.	390	13,849
First National Bank of Alaska	4	8,800
KeyCorp	1,600	54,928
Korea Exchange Bank	21,300	315,790
Marshall & Ilsley Corp. (b)	11,744	559,367
Mass Financial Corp., Class A (a)	1,170	5,265
Merchants Bancshares, Inc.	448	10,304
Mitsubishi UFJ Financial Group, Inc.	84	925,750
National Bank of Greece SA	11,700	670,258
Northrim BanCorp, Inc.	395	10,787
Park National Corp.	99	8,394
PNC Financial Services Group, Inc.	8,265	591,609
Raiffeisen International Bank Holding AG	3,100	490,849
S&T Bancorp, Inc.	367	12,074
Sandy Spring Bancorp, Inc.	230	7,231
South Financial Group, Inc.	650	14,716
Sterling Bancorp NY	700	11,221
SunTrust Banks, Inc.	2,300	197,202
Susquehanna Bancshares, Inc.	640	14,317
SVB Financial Group (a)	800	42,488
Swedbank AB, Class A	15,100	546,095
Taylor Capital Group, Inc.	390	10,737
TCF Financial Corp.	1,800	50,040
TriCo Bancshares	187	4,181
U.S. Bancorp	29,793	981,679
UMB Financial Corp.	500	18,435
UniCredito Italiano SpA	43,100	383,960
Wachovia Corp.	20,895	1,070,869
Wells Fargo & Co.	30,174	1,061,220
Whitney Holding Corp.	580	17,458
Zions Bancorporation	1,215	93,446
		9,431,040
Consumer Finance—0.3%
Advance America Cash Advance Centers, Inc.	1,320	23,417
Advanta Corp., Class B	1,680	52,315
American Express Co.	10,500	642,390
Cash America International, Inc.	690	27,359
First Cash Financial Services, Inc. (a)	1,960	45,942
		791,423
Diversified Financial Services—1.9%
Chicago Mercantile Exchange Holdings, Inc., Class A	761	406,648
CIT Group, Inc.	10,500	575,715
Citigroup, Inc.	34,447	1,766,787

	Shares	Value
Financial Federal Corp.	222	$6,620
IntercontinentalExchange, Inc. (a)	200	29,570
JPMorgan Chase & Co.	32,981	1,597,929
Medallion Financial Corp.	1,064	12,587
Nymex Holdings, Inc.	238	29,900
		4,425,756
Insurance—3.1%
ACE Ltd.	24,000	1,500,480
Ambac Financial Group, Inc. (b)	16,345	1,425,121
American International Group, Inc.	12,356	865,291
American Physicians Capital, Inc. (a)	355	14,378
Assurant, Inc.	378	22,272
AXA SA	6,900	296,084
Axis Capital Holdings Ltd.	1,411	57,357
Baldwin & Lyons, Inc., Class B	448	11,639
CNA Surety Corp. (a)	760	14,372
Commerce Group, Inc.	540	18,749
Delphi Financial Group, Inc., Class A	520	21,746
EMC Insurance Group, Inc.	80	1,986
Genworth Financial, Inc., Class A	15,700	540,080
Harleysville Group, Inc.	290	9,674
Hartford Financial Services Group, Inc.	6,332	623,765
Horace Mann Educators Corp.	780	16,567
KMG America Corp. (a)	1,947	10,222
Loews Corp.	10,700	545,486
National Western Life Insurance Co., Class A	47	11,887
Navigators Group, Inc. (a)	496	26,734
Old Republic International Corp.	1,775	37,736
Phoenix Companies, Inc.	1,090	16,361
Platinum Underwriters Holdings Ltd.	1,600	55,600
ProAssurance Corp. (a)	962	53,555
ProCentury Corp.	982	16,458
Prudential Financial, Inc.	5,400	525,042
Prudential PLC	31,800	452,854
RLI Corp.	274	15,330
Security Capital Assurance Ltd.	540	16,670
United America Indemnity Ltd., Class A (a)	760	18,901
		7,242,397
Real Estate Investment Trusts (REITs)—0.7%
Alexandria Real Estate Equities, Inc.	300	29,046
Boston Properties, Inc.	300	30,639
CapitalSource, Inc.	800	19,672
Colonial Properties Trust	320	11,664
Digital Realty Trust, Inc.	550	20,724
Equity Residential Property Trust	600	27,378
Franklin Street Properties Corp.	958	15,845
General Growth Properties, Inc.	7,905	418,570
Getty Realty Corp.	350	9,198

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Healthcare Realty Trust, Inc.	570	$15,835
iStar Financial, Inc.	980	43,443
Lexington Corporate Properties Trust	725	15,080
Nationwide Health Properties, Inc.	510	13,872
Plum Creek Timber Co., Inc. (b)	11,200	466,592
Potlatch Corp.	380	16,359
ProLogis	4,300	244,670
Rayonier, Inc.	1,200	54,168
Strategic Hotels & Resorts, Inc.	480	10,795
Sun Communities, Inc.	570	16,969
Universal Health Realty Income Trust	340	11,322
Urstadt Biddle Properties, Inc., Class A	690	11,737
		1,503,578
Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Class A (a)	600	21,900
Jones Lang LaSalle, Inc.	520	59,020
		80,920
Thrifts & Mortgage Finance—0.5%
Bank Mutual Corp.	660	7,610
Corus Bankshares, Inc.	1,116	19,262
Fannie Mae	11,100	725,163
Flagstar BanCorp, Inc.	950	11,448
People's United Financial, Inc.	728	12,907
PMI Group, Inc.	1,000	44,670
TrustCo Bank Corp. NY	940	9,287
Washington Federal, Inc.	300	7,293
Washington Mutual, Inc.	9,700	413,608
		1,251,248
Health Care—7.0%
Biotechnology—0.7%
ArQule, Inc. (a)	1,190	8,390
Array Biopharma, Inc. (a)	2,557	29,840
BioMarin Pharmaceuticals, Inc. (a)(b)	16,820	301,751
Celgene Corp. (a)(b)	8,940	512,530
Cephalon, Inc. (a)	580	46,626
Cepheid, Inc. (a)	2,190	31,974
Genentech, Inc. (a)	4,400	332,904
Gilead Sciences, Inc. (a)	9,600	372,192
Myriad Genetics, Inc. (a)(c)	920	34,215
Omrix Biopharmaceuticals, Inc. (a)	560	17,618
OSI Pharmaceuticals, Inc. (a)	350	12,673
Seattle Genetics, Inc. /wa (a)	2,410	23,642
		1,724,355
Health Care Equipment & Supplies—1.1%
Analogic Corp.	150	11,027
Beckman Coulter, Inc.	800	51,744
C.R. Bard, Inc.	5,230	432,155
Cytyc Corp. (a)(b)	13,630	587,589

	Shares	Value
Dade Behring Holdings, Inc.	630	$33,466
DJO, Inc. (a)	990	40,857
Gen-Probe, Inc. (a)	460	27,793
Haemonetics Corp. (a)	290	15,257
Hologic, Inc. (a)(c)	1,233	68,197
Hospira, Inc. (a)	1,275	49,776
Immucor, Inc. (a)	390	10,908
Intuitive Surgical, Inc. (a)	240	33,305
Kyphon, Inc. (a)	830	39,964
Medtronic, Inc.	9,800	508,228
Mentor Corp.	629	25,588
Mindray Medical International Ltd., ADR	610	18,623
Palomar Medical Technologies, Inc. (a)	810	28,115
ResMed, Inc. (a)	392	16,174
Sirona Dental Systems, Inc. (a)	510	19,293
St. Jude Medical, Inc. (a)	930	38,586
STERIS Corp.	730	22,338
Vital Signs, Inc.	120	6,666
Wright Medical Group, Inc. (a)	1,880	45,346
Zimmer Holdings, Inc. (a)	4,300	365,027
		2,496,022
Health Care Providers & Services—1.6%
Aetna, Inc.	5,072	250,557
Amedisys, Inc. (a)	230	8,356
AMN Healthcare Services, Inc. (a)	502	11,044
AmSurg Corp. (a)	350	8,449
Chemed Corp.	330	21,876
CIGNA Corp.	7,881	411,546
Community Health Systems, Inc. (a)	1,000	40,450
Coventry Health Care, Inc. (a)	415	23,925
Cross Country Healthcare, Inc. (a)	680	11,342
DaVita, Inc. (a)	340	18,319
Express Scripts, Inc. (a)	15,480	774,155
Gentiva Health Services, Inc.	710	14,243
Healthways, Inc. (a)	570	27,001
Henry Schein, Inc. (a)	250	13,358
Humana, Inc. (a)	250	15,227
Kindred Healthcare, Inc. (a)	620	19,046
Laboratory Corp. of America Holdings (a)	540	42,260
Manor Care, Inc.	450	29,380
McKesson Corp.	14,270	851,063
Medco Health Solutions, Inc. (a)	3,700	288,563
NovaMed, Inc. (a)	1,333	8,065
Owens & Minor, Inc.	340	11,880
Pediatrix Medical Group, Inc. (a)	550	30,332
Psychiatric Solutions, Inc. (a)	755	27,376
Quest Diagnostics, Inc.	406	20,970
RehabCare Group, Inc. (a)	300	4,272
Res-Care, Inc. (a)	700	14,798
U.S. Physical Therapy, Inc. (a)	410	5,523
UnitedHealth Group, Inc.	14,700	751,758

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Universal Health Services, Inc., Class B	400	$24,600
VCA Antech, Inc. (a)	454	17,111
		3,796,845
Health Care Technology—0.0%
Allscripts Healthcare Solutions, Inc. (a)	1,790	45,609
IMS Health, Inc.	550	17,672
		63,281
Life Sciences Tools & Services—0.9%
Bio-Rad Laboratories, Inc., Class A (a)	190	14,358
Covance, Inc. (a)	320	21,939
Exelixis, Inc. (a)	2,500	30,250
Illumina, Inc. (a)	1,456	59,099
Millipore Corp. (a)	400	30,036
PAREXEL International Corp. (a)	520	21,871
Pharmaceutical Product Development, Inc.	760	29,085
Qiagen N.V. (a)	27,750	496,619
Thermo Fisher Scientific, Inc. (a)	22,270	1,151,805
Varian, Inc. (a)	1,160	63,603
Ventana Medical Systems, Inc. (a)	918	70,934
Waters Corp. (a)	440	26,118
		2,015,717
Pharmaceuticals—2.7%
Abbott Laboratories	11,500	615,825
Adams Respiratory Therapeutics, Inc. (a)	200	7,878
Allergan, Inc.	1,280	73,779
Alpharma, Inc., Class A	480	12,485
Forest Laboratories, Inc. (a)	740	33,781
Hi-Tech Pharmacal Co., Inc. (a)	1,164	13,898
Johnson & Johnson	16,600	1,022,892
Medicis Pharmaceutical Corp., Class A	820	25,043
Merck & Co., Inc.	34,000	1,693,200
Mylan Laboratories, Inc.	3,014	54,825
Novartis AG, Registered Shares	7,900	444,675
Novo-Nordisk A/S, Class B	4,849	528,105
Pfizer, Inc.	19,411	496,339
Pozen, Inc. (a)	240	4,337
Salix Pharmaceuticals Ltd. (a)	1,200	14,760
Sanofi-Aventis	4,700	379,519
Schering-Plough Corp.	24,000	730,560
Sciele Pharma, Inc. (a)	340	8,010
Shire PLC, ADR	500	37,065
		6,196,976
Industrials—7.9%
Aerospace & Defense—2.0%
AAR Corp. (a)	601	19,839
BE Aerospace, Inc. (a)	470	19,411
Boeing Co.	5,400	519,264

	Shares	Value
Ceradyne, Inc. (a)	430	$31,803
Curtiss-Wright Corp.	670	31,229
Esterline Technologies Corp. (a)	450	21,739
Goodrich Corp.	12,530	746,287
Honeywell International, Inc.	6,300	354,564
L-3 Communications Holdings, Inc. (b)	7,650	745,033
Moog, Inc., Class A (a)	230	10,145
Precision Castparts Corp.	630	76,457
Rockwell Collins, Inc.	970	68,521
Rolls-Royce Group PLC (a)	34,276	368,643
Spirit Aerosystems Holdings, Inc., Class A (a)	769	27,722
United Technologies Corp.	21,362	1,515,207
		4,555,864
Air Freight & Logistics—0.0%
C.H. Robinson Worldwide, Inc.	670	35,188
Expeditors International Washington, Inc.	690	28,497
		63,685
Airlines—0.0%
AirTran Holdings, Inc. (a)	720	7,862
Allegiant Travel Co. (a)	792	24,346
Continental Airlines, Inc., Class B (a)	570	19,306
Copa Holdings SA, Class A	493	33,149
JetBlue Airways Corp. (a)	825	9,694
Skywest, Inc.	490	11,677
		106,034
Building Products—0.0%
Goodman Global, Inc. (a)	423	9,399
Lennox International, Inc.	300	10,269
NCI Building Systems, Inc. (a)	410	20,225
Universal Forest Products, Inc.	210	8,875
		48,768
Commercial Services & Supplies—0.7%
ABM Industries, Inc.	350	9,034
Casella Waste Systems, Inc., Class A (a)	680	7,330
CBIZ, Inc. (a)	610	4,484
Consolidated Graphics, Inc. (a)	400	27,712
Dun & Bradstreet Corp.	320	32,954
Equifax, Inc.	11,690	519,270
FTI Consulting, Inc. (a)	640	24,339
Geo Group, Inc. (a)	780	22,698
Healthcare Services Group, Inc.	566	16,697
Huron Consulting Group, Inc. (a)	190	13,872
IHS, Inc., Class A (a)	1,441	66,286
IKON Office Solutions, Inc.	730	11,395
Korn/Ferry International (a)	470	12,342
Monster Worldwide, Inc. (a)	400	16,440
Navigant Consulting, Inc. (a)	600	11,136
Pike Electric Corp. (a)	1,690	37,822
Resources Connection, Inc. (a)	530	17,585
Robert Half International, Inc.	890	32,485

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Stericycle, Inc. (a)	520	$23,119
TeleTech Holdings, Inc. (a)	552	17,929
Tetra Tech, Inc. (a)	990	21,335
United Stationers, Inc. (a)	220	14,661
Waste Connections, Inc. (a)	825	24,948
Waste Management, Inc.	13,400	523,270
		1,509,143
Construction & Engineering—0.4%
Chiyoda Corp.	37,000	703,187
EMCOR Group, Inc. (a)	300	21,870
Fluor Corp.	180	20,047
Jacobs Engineering Group, Inc. (a)	1,150	66,136
KHD Humboldt Wedag International Ltd. (a)	488	30,012
		841,252
Electrical Equipment—1.6%
ABB Ltd., ADR	12,716	287,382
Alstom (a)	3,600	599,421
Belden CDT, Inc.	300	16,605
Cooper Industries Ltd., Class A	800	45,672
Dongfang Electrical Machinery Co., Ltd., Class H	154,000	852,974
Gamesa Corp. Tecnologica SA	15,250	553,869
General Cable Corp. (a)	628	47,571
Genlyte Group, Inc. (a)	280	21,991
Roper Industries, Inc.	660	37,686
Schneider Electric SA	3,400	476,111
Suntech Power Holdings Co., Ltd. (a)	840	30,635
Thomas & Betts Corp. (a)	370	21,460
Vestas Wind Systems A/S (a)	9,346	612,141
Woodward Governor Co.	520	27,908
		3,631,426
Industrial Conglomerates—1.9%
3M Co.	9,100	789,789
General Electric Co.	72,696	2,782,803
McDermott International, Inc. (a)	1,240	103,069
Siemens AG, Registered Shares	5,300	762,497
Textron, Inc.	550	60,560
		4,498,718
Machinery—0.9%
Barnes Group, Inc.	1,688	53,476
Briggs & Stratton Corp.	380	11,993
Caterpillar, Inc.	8,500	665,550
Cummins, Inc.	450	45,545
Eaton Corp.	6,100	567,300
EnPro Industries, Inc. (a)	490	20,967
Harsco Corp.	1,300	67,600
ITT Corp.	330	22,532
Joy Global, Inc.	885	51,622
Kadant, Inc. (a)	212	6,614
Kennametal, Inc.	800	65,624
Oshkosh Truck Corp.	360	22,651
Parker Hannifin Corp.	3,450	337,790

	Shares	Value
Pentair, Inc.	790	$30,470
RBC Bearings, Inc. (a)	1,840	75,900
Terex Corp. (a)	550	44,715
Valmont Industries, Inc.	490	35,653
Wabtec Corp.	1,078	39,379
		2,165,381
Marine—0.0%
Alexander & Baldwin, Inc.	800	42,488
Kirby Corp. (a)	1,400	53,746
		96,234
Road & Rail—0.2%
Amerco, Inc. (a)	140	10,570
Canadian Pacific Railway Ltd.	600	41,292
Celadon Group, Inc. (a)	2,080	33,072
Dollar Thrifty Automotive Group, Inc. (a)	240	9,802
East Japan Railway Co.	46	353,961
Genesee & Wyoming, Inc., Class A (a)	280	8,355
Heartland Express, Inc.	530	8,639
Ryder System, Inc.	210	11,298
Vitran Corp., Inc. (a)	76	1,622
Werner Enterprises, Inc.	970	19,545
		498,156
Trading Companies & Distributors—0.2%
Kaman Corp.	430	13,412
W.W. Grainger, Inc.	4,200	390,810
Watsco, Inc.	370	20,128
		424,350
Information Technology—9.3%
Communications Equipment—1.8%
Anaren, Inc. (a)	2,098	36,946
Andrew Corp. (a)	517	7,465
Black Box Corp.	271	11,214
Cisco Systems, Inc. (a)	56,080	1,561,828
CommScope, Inc. (a)(b)	7,000	408,450
Corning, Inc. (a)	24,600	628,530
Dycom Industries, Inc. (a)	590	17,688
Foundry Networks, Inc. (a)	640	10,662
Harris Corp.	430	23,457
Nokia Oyj	17,500	491,967
Polycom, Inc. (a)	2,290	76,944
Powerwave Technologies, Inc. (a)	2,820	18,894
QUALCOMM, Inc.	13,500	585,765
Research In Motion Ltd. (a)	300	59,997
Riverbed Technology, Inc. (a)	6,505	285,049
Sonus Networks, Inc. (a)	2,100	17,892
Tollgrade Communications, Inc. (a)	490	5,170
		4,247,918
Computers & Peripherals—1.7%
Apple, Inc. (a)	2,800	341,712
Dell, Inc. (a)	16,100	459,655

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Diebold, Inc.	600	$31,320
Electronics for Imaging, Inc. (a)	560	15,803
EMC Corp. (a)	19,100	345,710
Emulex Corp. (a)	530	11,575
Hewlett-Packard Co.	36,560	1,631,307
Imation Corp.	260	9,584
International Business Machines Corp.	6,100	642,025
NCR Corp. (a)	300	15,762
Network Appliance, Inc. (a)	8,760	255,792
QLogic Corp. (a)	460	7,659
Rackable Systems, Inc. (a)	260	3,214
SanDisk Corp. (a)	840	41,110
		3,812,228
Electronic Equipment & Instruments—0.8%
Agilent Technologies, Inc. (a)	20,300	780,332
Agilysys, Inc.	380	8,550
Amphenol Corp., Class A	810	28,876
Anixter International, Inc.	470	35,349
Arrow Electronics, Inc. (a)	1,400	53,802
AU Optronics Corp., ADR	22,395	385,194
Benchmark Electronics, Inc. (a)	580	13,120
Brightpoint, Inc. (a)	1,210	16,686
Coherent, Inc. (a)	240	7,322
Daktronics, Inc.	1,070	22,983
FLIR Systems, Inc. (a)	480	22,200
KEMET Corp. (a)	706	4,977
Mettler-Toledo International, Inc. (a)	400	38,204
Motech Industries, Inc.	33,000	432,421
MTS Systems Corp.	340	15,188
NAM TAI Electronics, Inc.	930	11,086
Tektronix, Inc.	820	27,667
Trimble Navigation Ltd. (a)	680	21,896
Vishay Intertechnology, Inc. (a)	1,030	16,295
		1,942,148
Internet Software & Services—1.1%
Akamai Technologies, Inc. (a)	740	35,994
CNET Networks, Inc. (a)	3,107	25,446
Digital River, Inc. (a)	210	9,503
eBay, Inc. (a)	18,900	608,202
Equinix, Inc. (a)	574	52,504
Google, Inc., Class A (a)	3,137	1,641,843
j2 Global Communications, Inc. (a)	280	9,772
RealNetworks, Inc. (a)	3,210	26,226
SAVVIS, Inc. (a)	590	29,211
SINA Corp. (a)	470	19,674
Sohu.com, Inc. (a)	550	17,594
ValueClick, Inc. (a)	520	15,319
		2,491,288
IT Services—0.3%
Alliance Data Systems Corp. (a)	470	36,322
CACI International, Inc., Class A (a)	170	8,304
CheckFree Corp. (a)	420	16,884

	Shares	Value
Cognizant Technology Solutions Corp., Class A (a)	570	$42,801
CSG Systems International, Inc. (a)	357	9,464
DST Systems, Inc. (a)	180	14,258
Electronic Data Systems Corp.	860	23,848
Fiserv, Inc. (a)	5,550	315,240
Gartner, Inc. (a)	630	15,492
Global Payments, Inc.	691	27,398
MAXIMUS, Inc.	210	9,110
MPS Group, Inc. (a)	1,700	22,729
Paychex, Inc.	970	37,946
SAIC, Inc. (a)	1,083	19,570
SRA International, Inc., Class A (a)	690	17,429
		616,795
Semiconductors & Semiconductor Equipment—2.3%
Actel Corp. (a)	665	9,250
Advanced Energy Industries, Inc. (a)	350	7,931
Analog Devices, Inc.	1,120	42,157
ARM Holdings PLC	156,000	456,179
Asyst Technologies, Inc. (a)	752	5,437
Atheros Communications, Inc. (a)	1,935	59,675
ATMI, Inc. (a)	160	4,800
Broadcom Corp., Class A (a)	880	25,740
Brooks Automation, Inc. (a)	307	5,572
Cabot Microelectronics Corp. (a)	140	4,969
Exar Corp. (a)	580	7,772
Fairchild Semiconductor International, Inc. (a)(b)	17,950	346,794
FEI Co. (a)	562	18,243
Intel Corp.	37,900	900,504
Intersil Corp., Class A	23,120	727,355
KLA-Tencor Corp.	600	32,970
Lam Research Corp. (a)	550	28,270
Maxim Integrated Products, Inc.	1,210	40,426
MEMC Electronic Materials, Inc. (a)	10,362	633,325
National Semiconductor Corp.	1,000	28,270
Netlogic Microsystems, Inc. (a)	1,076	34,260
NVIDIA Corp. (a)	12,200	503,982
ON Semiconductor Corp. (a)	2,330	24,978
Power Integrations, Inc. (a)	1,020	26,724
Samsung Electronics Co. Ltd., GDR (d)	16	4,952
Sigmatel, Inc. (a)	635	1,842
SOITEC (a)	12,500	265,546
Spansion, Inc., Class A (a)	1,600	17,760
Standard Microsystems Corp. (a)	310	10,645
Tessera Technologies, Inc. (a)	6,944	281,579
Texas Instruments, Inc.	19,500	733,785
Varian Semiconductor Equipment Associates, Inc. (a)	632	25,318
Verigy Ltd. (a)	2,823	80,766
Xilinx, Inc.	1,020	27,305
		5,425,081

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Software—1.3%
Activision, Inc. (a)	3,406	$63,590
Adobe Systems, Inc. (a)	10,300	413,545
Advent Software, Inc. (a)	280	9,114
ANSYS, Inc. (a)	1,360	36,040
Autodesk, Inc. (a)	672	31,638
BMC Software, Inc. (a)	840	25,452
Cadence Design Systems, Inc. (a)	1,300	28,548
Captaris, Inc. (a)	1,200	6,144
CDC Corp., Class A (a)	4,520	38,013
Citrix Systems, Inc. (a)	546	18,384
Electronic Arts, Inc. (a)	500	23,660
FactSet Research Systems, Inc.	360	24,606
Intuit, Inc. (a)	1,374	41,330
Lawson Software, Inc. (a)	480	4,747
Macrovision Corp. (a)	1,132	34,028
McAfee, Inc. (a)	1,020	35,904
Microsoft Corp.	49,960	1,472,321
MSC.Software Corp. (a)	940	12,728
Nuance Communications, Inc. (a)	1,360	22,753
Oracle Corp. (a)	27,700	545,967
Progress Software Corp. (a)	566	17,993
Salesforce.com, Inc. (a)	390	16,715
Sybase, Inc. (a)	490	11,706
Synopsys, Inc. (a)	700	18,501
The9 Ltd., ADR (a)	780	36,083
THQ, Inc. (a)	1,320	40,286
Transaction Systems Architects, Inc. (a)	400	13,464
		3,043,260
Materials—2.7%
Chemicals—1.5%
Air Products & Chemicals, Inc.	1,000	80,370
E.I. Du Pont de Nemours & Co.	11,700	594,828
H.B. Fuller Co.	810	24,211
Linde AG	5,700	687,654
Minerals Technologies, Inc.	240	16,068
Mitsubishi Rayon Co. Ltd.	100,000	711,751
Monsanto Co.	5,760	389,030
Potash Corp. of Saskatchewan, Inc.	540	42,104
PPG Industries, Inc.	475	36,152
Sensient Technologies Corp.	550	13,965
Shin-Etsu Chemical Co., Ltd.	7,100	506,540
Umicore	2,200	476,213
Wacker Chemie AG	180	42,507
		3,621,393
Construction Materials—0.4%
Eagle Materials, Inc.	870	42,674
Holcim Ltd., Registered Shares	4,500	486,732
Martin Marietta Materials, Inc.	275	44,555
Vulcan Materials Co. (b)	2,345	268,596
		842,557

	Shares	Value
Containers & Packaging—0.1%
AptarGroup, Inc.	580	$20,625
Ball Corp.	410	21,800
Crown Holdings, Inc. (a)	6,295	157,186
Greif, Inc., Class A	822	48,999
Greif, Inc., Class B	282	15,843
Packaging Corp. of America	2,200	55,682
Silgan Holdings, Inc.	520	28,745
		348,880
Metals & Mining—0.5%
AK Steel Holding Corp. (a)	200	7,474
Alcoa, Inc.	12,900	522,837
Allegheny Technologies, Inc.	650	68,172
Carpenter Technology Corp.	560	72,974
Chaparral Steel Co.	300	21,561
Freeport-McMoRan Copper & Gold, Inc., Class B	4,881	404,244
Haynes International, Inc. (a)	109	9,203
Metal Management, Inc.	390	17,187
RTI International Metals, Inc. (a)	140	10,552
Stillwater Mining Co. (a)	1,360	14,974
Titanium Metals Corp. (a)	260	8,294
Worthington Industries, Inc.	570	12,340
		1,169,812
Paper & Forest Products—0.2%
Glatfelter Co.	800	10,872
Mercer International, Inc. (a)	1,050	10,710
Weyerhaeuser Co.	4,550	359,132
		380,714
Telecommunication Services—2.3%
Diversified Telecommunication Services—1.4%
AT&T, Inc.	48,154	1,998,391
Cbeyond, Inc. (a)	1,270	48,908
Cogent Communications Group, Inc. (a)	940	28,078
North Pittsburgh Systems, Inc.	410	8,712
Qwest Communications International, Inc. (a)(b)	44,000	426,800
Time Warner Telecom, Inc., Class A (a)(b)	12,275	246,727
Verizon Communications, Inc.	12,999	535,169
Windstream Corp.	1,960	28,930
		3,321,715
Wireless Telecommunication Services—0.9%
American Tower Corp., Class A (a)	16,227	681,534
Crown Castle International Corp. (a)	1,600	58,032
Leap Wireless International, Inc. (a)	580	49,010
MetroPCS Communications, Inc. (a)	6,971	230,322

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Millicom International Cellular SA (a)	406	$37,206
NII Holdings, Inc. (a)	7,580	612,009
SBA Communications Corp., Class A (a)	340	11,421
Vodafone Group PLC	114,900	386,632
		2,066,166
Utilities—2.1%
Electric Utilities—1.1%
Allegheny Energy, Inc. (a)	430	22,248
ALLETE, Inc.	250	11,763
American Electric Power Co., Inc.	1,800	81,072
Edison International	1,300	72,956
El Paso Electric Co. (a)	630	15,473
Entergy Corp.	3,429	368,103
Exelon Corp.	3,300	239,580
FPL Group, Inc.	11,500	652,510
Hawaiian Electric Industries, Inc.	233	5,520
ITC Holdings Corp.	260	10,564
Maine & Maritimes Corp. (a)	120	3,222
MGE Energy, Inc.	340	11,108
Otter Tail Corp.	390	12,507
Portland General Electric Co.	194	5,323
PPL Corp.	14,250	666,757
Reliant Energy, Inc. (a)	12,100	326,095
UIL Holdings Corp.	330	10,923
		2,515,724
Gas Utilities—0.0%
AGL Resources, Inc.	900	36,432
Northwest Natural Gas Co.	330	15,243
Questar Corp.	820	43,337
WGL Holdings, Inc.	470	15,341
		110,353
Independent Power Producers & Energy Traders—0.3%
AES Corp. (a)	1,550	33,914
Constellation Energy Group, Inc.	3,220	280,687
Mirant Corp. (a)	6,700	285,755
		600,356
Multi-Utilities—0.7%
CH Energy Group, Inc.	470	21,136
PG&E Corp.	10,311	467,089
Public Service Enterprise Group, Inc.	6,486	569,341
Sempra Energy	1,100	65,153
Suez SA	8,650	494,130
Wisconsin Energy Corp.	1,100	48,654
		1,665,503
Total Common Stocks (cost of $124,832,101)		146,469,174

	Par	Value
CORPORATE FIXED-INCOME BONDS & NOTES—10.8%
Basic Materials—0.4%
Chemicals—0.2%
Huntsman International LLC 7.875% 11/15/14	$200,000	$214,250
Lyondell Chemical Co. 8.000% 09/15/14	25,000	25,688
8.250% 09/15/16	160,000	167,200
		407,138
Forest Products & Paper—0.1%
Georgia-Pacific Corp. 8.000% 01/15/24	175,000	169,750
Weyerhaeuser Co. 7.375% 03/15/32	175,000	177,528
		347,278
Metals & Mining—0.1%
Vale Overseas Ltd. 6.250% 01/23/17	200,000	198,364
		198,364
Communications—2.0%
Media—0.9%
Charter Communications Holdings II LLC/ Charter Communications Holdings II/ Capital Corp. 10.250% 09/15/10	200,000	209,000
Comcast Cable Holdings LLC 9.875% 06/15/22	5,000	6,417
CSC Holdings, Inc. 7.625% 04/01/11	150,000	148,875
Dex Media West LLC 9.875% 08/15/13	55,000	58,850
EchoStar DBS Corp. 6.625% 10/01/14	175,000	167,125
Jones Intercable, Inc. 7.625% 04/15/08	350,000	355,137
Lamar Media Corp. 7.250% 01/01/13	190,000	189,525
News America, Inc. 6.550% 03/15/33	200,000	195,056
Quebecor Media, Inc. 7.750% 03/15/16	190,000	192,850
R.H. Donnelley Corp. 10.875% 12/15/12	130,000	138,612
Sinclair Broadcast Group, Inc. 8.000% 03/15/12	84,000	86,520
Time Warner Cable, Inc. 6.550% 05/01/37 (d)	250,000	241,627
		1,989,594
Telecommunication Services—1.1%
AT&T, Inc. 5.100% 09/15/14	240,000	228,922
BellSouth Corp. 6.000% 10/15/11	2,000	2,025

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Citizens Communications Co. 7.875% 01/15/27	$230,000	$223,675
Dobson Cellular Systems, Inc. 9.875% 11/01/12	200,000	215,500
France Telecom SA 7.750% 03/01/11	1,000	1,068
Intelsat Bermuda Ltd. 9.250% 06/15/16	190,000	201,875
Lucent Technologies, Inc. 6.450% 03/15/29	205,000	178,350
New Cingular Wireless Services, Inc. 8.125% 05/01/12	3,000	3,299
8.750% 03/01/31	153,000	190,733
Qwest Corp. 8.875% 03/15/12	200,000	215,500
Sprint Capital Corp. 6.125% 11/15/08	3,000	3,017
6.875% 11/15/28	200,000	190,373
8.750% 03/15/32	13,000	14,601
Telecom Italia Capital SA 7.200% 07/18/36	175,000	179,911
Telefonica Emisones SAU 5.984% 06/20/11	300,000	302,761
Telefonos de Mexico SAB de CV 4.500% 11/19/08	16,000	15,732
Vodafone Group PLC 5.000% 12/16/13	245,000	232,615
Windstream Corp. 8.625% 08/01/16	200,000	211,500
		2,611,457
Consumer Cyclical—0.8%
Apparel—0.1%
Levi Strauss & Co. 9.750% 01/15/15	180,000	192,600
Auto Parts & Equipment—0.1%
Goodyear Tire & Rubber Co. 9.000% 07/01/15	130,000	140,075
Home Builders—0.2%
D.R. Horton, Inc. 5.625% 09/15/14	290,000	267,528
K. Hovnanian Enterprises, Inc. 6.000% 01/15/10	40,000	36,400
6.375% 12/15/14	20,000	17,100
6.500% 01/15/14	50,000	44,250
KB Home 5.875% 01/15/15	90,000	78,300
		443,578
Leisure Time—0.0%
Royal Caribbean Cruises Ltd. 6.875% 12/01/13	50,000	49,983

	Par	Value
Lodging—0.1%
Harrah's Operating Co., Inc. 5.625% 06/01/15	$225,000	$183,375
MGM Mirage 7.500% 06/01/16	160,000	151,800
Station Casinos, Inc. 6.875% 03/01/16	20,000	17,650
Wynn Las Vegas LLC 6.625% 12/01/14	90,000	86,737
		439,562
Retail—0.3%
Couche-Tard US LP 7.500% 12/15/13	170,000	171,275
Macy's Retail Holdings, Inc. 5.900% 12/01/16	205,000	199,799
Target Corp. 3.375% 03/01/08	3,000	2,963
Wal-Mart Stores, Inc. 4.125% 07/01/10	325,000	314,556
		688,593
Consumer Non-Cyclical—1.4%
Beverages—0.3%
Coca-Cola Enterprises, Inc. 5.750% 11/01/08	35,000	35,152
Cott Beverages, Inc. 8.000% 12/15/11	185,000	186,850
Diageo Capital PLC 3.375% 03/20/08	410,000	403,687
		625,689
Commercial Services—0.3%
Ashtead Capital, Inc. 9.000% 08/15/16 (d)	50,000	52,375
Corrections Corp. of America 7.500% 05/01/11	155,000	157,131
Iron Mountain, Inc. 7.750% 01/15/15	160,000	156,000
Service Corp. International 6.750% 04/01/16	5,000	4,738
United Rentals North America, Inc. 7.750% 11/15/13	200,000	200,250
		570,494
Food—0.2%
ConAgra Foods, Inc. 6.750% 09/15/11	180,000	186,944
Kroger Co. 6.200% 06/15/12	325,000	328,007
		514,951
Healthcare Services—0.4%
HCA, Inc. 9.250% 11/15/16 (d)	60,000	63,900
PIK, 9.625% 11/15/16 (d)	140,000	150,500

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Tenet Healthcare Corp. 9.875% 07/01/14	$200,000	$198,000
Triad Hospitals, Inc. 7.000% 05/15/12	55,000	57,475
UnitedHealth Group, Inc. 3.375% 08/15/07	435,000	433,968
		903,843
Household Products/Wares—0.1%
American Greetings Corp. 7.375% 06/01/16	175,000	176,750
Fortune Brands, Inc. 5.375% 01/15/16	165,000	153,193
		329,943
Pharmaceuticals—0.1%
Omnicare, Inc. 6.750% 12/15/13	190,000	181,450
Energy—0.9%
Oil & Gas—0.5%
Anadarko Petroleum Corp. 6.450% 09/15/36	125,000	120,228
Canadian Natural Resources Ltd. 5.700% 05/15/17	250,000	241,842
Chesapeake Energy Corp. 6.375% 06/15/15	175,000	166,906
Nexen, Inc. 5.875% 03/10/35	200,000	179,486
Talisman Energy, Inc. 6.250% 02/01/38	200,000	185,351
Valero Energy Corp. 6.875% 04/15/12	240,000	251,335
		1,145,148
Pipelines—0.4%
El Paso Performance-Linked Trust 7.750% 07/15/11 (d)	200,000	206,000
Energy Transfer Partners LP 6.625% 10/15/36	175,000	170,891
MarkWest Energy Partners LP 8.500% 07/15/16	200,000	203,500
TEPPCO Partners LP 7.625% 02/15/12	10,000	10,674
TransCanada Pipelines Ltd. 6.350% 05/15/67 (e)	225,000	216,306
Williams Companies, Inc. 6.375% 10/01/10 (d)	60,000	60,150
8.125% 03/15/12	125,000	132,656
		1,000,177
Financials—3.8%
Banks—1.3%
Capital One Financial Corp. 5.500% 06/01/15	315,000	304,058
HSBC Capital Funding LP 9.547% 12/31/49 (d)(e)	300,000	331,277

	Par	Value
Marshall & Ilsley Corp. 4.375% 08/01/09	$215,000	$211,207
National City Bank 4.625% 05/01/13	19,000	18,045
PNC Funding Corp. 5.625% 02/01/17	225,000	220,417
SunTrust Preferred Capital I 5.853% 12/15/11 (e)	200,000	198,793
USB Capital IX 6.189% 04/15/49 (e)	350,000	352,584
Wachovia Corp. 4.875% 02/15/14	600,000	572,441
Wells Fargo & Co. 5.125% 09/01/12	750,000	736,278
		2,945,100
Diversified Financial Services—2.0%
AGFC Capital Trust I 6.000% 01/15/67 (d)(e)	250,000	239,084
American Express Co. 3.750% 11/20/07	3,000	2,982
4.750% 06/17/09	13,000	12,864
American Express Credit Corp. 3.000% 05/16/08	175,000	171,492
Ameriprise Financial, Inc. 7.518% 06/01/66 (e)	200,000	208,305
CIT Group, Inc. 6.100% 03/15/67 (e)	110,000	100,179
Citicorp Lease 8.040% 12/15/19 (d)	575,000	655,831
Citigroup Global Markets Holdings, Inc. 6.500% 02/15/08	7,000	7,046
Citigroup, Inc. 5.000% 09/15/14	37,000	35,197
Countrywide Financial Corp. 5.800% 06/07/12	150,000	148,943
Credit Suisse First Boston USA, Inc. 4.875% 08/15/10	375,000	369,328
Dow Jones CDX North America High Yield 7.625% 06/29/12 (d)	100,000	94,560
Ford Motor Credit Co. 7.375% 02/01/11	175,000	170,967
General Electric Capital Corp. 5.000% 01/08/16	485,000	459,434
General Motors Acceptance Corp. 8.000% 11/01/31	165,000	168,726
Goldman Sachs Group, Inc. 6.345% 02/15/34	360,000	343,338
HSBC Finance Corp. 5.000% 06/30/15	50,000	46,832
JPMorgan Chase Capital XVIII 6.950% 08/17/36	350,000	353,778
MassMutual Global Funding II 2.550% 07/15/08 (d)	6,000	5,790
Merrill Lynch & Co., Inc. 4.125% 01/15/09	375,000	368,072
6.000% 02/17/09	12,000	12,107

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Morgan Stanley 4.750% 04/01/14	$40,000	$37,354
6.750% 04/15/11	235,000	243,654
Principal Life Global Funding I 6.250% 02/15/12 (d)	17,000	17,487
Residential Capital LLC 6.500% 04/17/13	185,000	178,817
SLM Corp. 5.375% 05/15/14	225,000	192,810
		4,644,977
Insurance—0.3%
AMBAC Financial Group, Inc. 6.150% 02/15/37 (e)	125,000	112,033
American International Group, Inc. 2.875% 05/15/08	350,000	342,317
Metlife, Inc. 6.400% 12/15/36	215,000	199,166
Prudential Financial, Inc.
4.500% 07/15/13	2,000	1,873
		655,389
Real Estate—0.0%
ERP Operating LP 5.200% 04/01/13	1,000	971
Real Estate Investment Trusts (REITs)—0.2%
Health Care Property Investors, Inc. 6.450% 06/25/12	209,000	212,721
Simon Property Group LP 5.750% 12/01/15	265,000	262,206
		474,927
Savings & Loans—0.0%
Washington Mutual, Inc. 4.625% 04/01/14	21,000	19,302
Industrials—0.5%
Aerospace & Defense—0.1%
L-3 Communications Corp. 6.375% 10/15/15	140,000	132,300
United Technologies Corp. 7.125% 11/15/10	25,000	26,307
		158,607
Environmental Control—0.1%
Allied Waste North America, Inc. 7.125% 05/15/16	200,000	195,500
		195,500
Machinery—0.1%
Caterpillar Financial Services Corp. 3.625% 11/15/07	250,000	248,372
Machinery-Diversified—0.0%
Manitowoc Co., Inc. 7.125% 11/01/13	85,000	85,213
Miscellaneous Manufacturing—0.1%
Bombardier, Inc. 6.300% 05/01/14 (d)	185,000	175,750

	Par	Value
Packaging & Containers—0.1%
Crown Americas LLC & Crown Americas Capital Corp. 7.750% 11/15/15	$180,000	$180,900
Owens-Illinois, Inc. 7.500% 05/15/10	155,000	156,356
		337,256
Transportation—0.0%
Union Pacific Corp. 3.875% 02/15/09	25,000	24,430
Technology—0.1%
Semiconductors—0.1%
Freescale Semiconductor, Inc.PIK, 9.125% 12/15/14 (d)	195,000	183,300
Utilities—0.9%
Electric—0.7%
AES Corp. 7.750% 03/01/14	175,000	175,437
CMS Energy Corp. 6.875% 12/15/15	20,000	20,262
8.500% 04/15/11	15,000	15,954
Commonwealth Edison Co. 5.950% 08/15/16	275,000	269,219
Consolidated Edison Co. of New York 4.700% 06/15/09	7,000	6,912
Energy East Corp. 6.750% 06/15/12	1,000	1,041
Indiana Michigan Power Co. 5.650% 12/01/15	250,000	243,711
Nevada Power Co. 6.500% 04/15/12	30,000	30,549
NiSource Finance Corp. 5.400% 07/15/14	9,000	8,652
NRG Energy, Inc. 7.250% 02/01/14	20,000	20,050
7.375% 02/01/16	180,000	180,450
NY State Electric & Gas Corp. 5.750% 05/01/23	1,000	928
Pacific Gas & Electric Co. 5.800% 03/01/37	180,000	167,899
Progress Energy, Inc. 7.750% 03/01/31	250,000	289,030
Public Service Electric & Gas Co. 4.000% 11/01/08	5,000	4,909
Southern California Edison Co. 5.000% 01/15/14	300,000	286,870
		1,721,873

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Gas—0.2%
Atmos Energy Corp. 6.350% 06/15/17	$200,000	$201,676
Sempra Energy 4.750% 05/15/09	225,000	222,429
		424,105
Total Corporate Fixed-Income Bonds & Notes (cost of $25,566,167)		25,074,989
MORTGAGE-BACKED SECURITIES—10.3%
Federal Home Loan Mortgage Corp. 5.500% 12/01/20	33,070	32,597
5.500% 01/01/21	552,570	545,080
5.500% 07/01/21	261,503	257,623
5.500% 08/01/21	768,177	756,781
5.500% 12/01/32	61,838	59,925
5.500% 08/01/35	140,110	135,448
5.500% 10/01/35	322,347	311,622
5.500% 11/01/35	873,479	844,419
6.000% 11/01/14	45,126	45,380
6.500% 12/01/10	5,840	5,938
6.500% 05/01/11	23,931	24,446
6.500% 06/01/11	172,724	176,439
6.500% 03/01/26	86,525	88,092
6.500% 06/01/26	94,343	96,051
6.500% 03/01/27	26,751	27,236
6.500% 09/01/28	109,369	111,730
6.500% 06/01/31	275,719	281,311
6.500% 07/01/31	32,699	33,374
6.500% 11/01/32	19,265	19,621
7.000% 04/01/29	8,140	8,415
7.000% 08/01/31	12,369	12,767
7.500% 07/01/15	1,745	1,808
7.500% 01/01/30	18,275	19,077
8.000% 09/01/15	8,012	8,420
12.000% 07/01/20	54,889	59,566
Federal National Mortgage Association 5.000% 05/01/37	1,214,546	1,138,494
5.000% 06/01/37	3,643,000	3,413,453
5.500% 09/01/35	684,456	661,822
5.500% 10/01/35	830,564	803,099
5.500% 11/01/35	1,020,082	986,350
5.500% 05/01/36	2,660,201	2,566,980
5.500% 11/01/36	772,694	745,616
6.000% 07/01/31	24,079	23,983
6.000% 07/01/35	550,389	545,446
6.000% 02/01/36	159,800	158,179
6.000% 04/01/36	32,881	32,547
6.000% 09/01/36	477,367	472,525
6.000% 11/01/36	2,000,409	1,980,121
6.000% 07/01/37	1,455,000	1,439,419
6.120% 10/01/08	221,157	222,974
6.500% 12/01/31	2,308	2,352
6.500% 05/01/33	4,822	4,916
6.500% 08/01/34	315,807	320,376
6.500% 03/01/37	490,000	494,650
7.000% 07/01/31	17,473	18,110

	Par	Value
7.000% 07/01/32	$10,999	$11,393
7.000% 07/01/37	170,000	174,555
7.500% 09/01/15	13,575	13,992
7.500% 02/01/30	9,516	9,939
7.500% 08/01/31	34,532	36,041
8.000% 04/01/30	1,967	2,072
8.000% 05/01/30	9,594	10,106
TBA, 5.000% 07/12/37 (f)	774,000	725,141
5.500% 07/17/22 (f)	922,000	908,170
6.000% 07/12/37 (f)	1,082,000	1,070,165
6.500% 07/12/37 (f)	682,000	688,394
Government National Mortgage Association 5.750% 07/20/25 (e)	19,530	19,716
6.000% 03/15/29	2,809	2,805
6.500% 05/15/13	33,278	34,063
6.500% 05/15/24	24,074	24,549
6.500% 04/15/29	32,189	32,887
6.500% 05/15/29	16,282	16,635
7.000% 11/15/13	3,663	3,782
7.000% 06/15/31	3,625	3,777
7.000% 06/15/32	1,166	1,215
8.000% 03/15/26	255,610	271,125
9.000% 12/15/17	3,244	3,467
Total Mortgage-Backed Securities (cost of $24,310,551)		24,058,567
GOVERNMENT & AGENCY OBLIGATIONS—4.0%
Foreign Government Obligations—0.4%
Province of Ontario 3.500% 09/17/07	35,000	34,882
Province of Quebec 5.000% 07/17/09	500,000	498,226
United Mexican States 7.500% 04/08/33	273,000	316,407
		849,515
U.S. Government Agencies—1.8%
Federal Home Loan Bank 5.125% 10/19/16	1,000,000	976,017
Federal Home Loan Mortgage Corp. 6.750% 03/15/31	20,000	22,889
Federal National Mortgage Association 5.250% 08/01/12	3,125,000	3,098,172
		4,097,078
U.S. Government Obligations—1.8%
U.S. Treasury Bonds 5.375% 02/15/31	2,300,000	2,361,813
U.S. Treasury Inflation Indexed Notes 2.500% 07/15/16	1,253,445	1,239,441
U.S. Treasury Notes 3.875% 02/15/13	675,000	641,092
		4,242,346
Total Government & Agency Obligations (cost of $9,246,805)		9,188,939

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—3.6%
Agency—1.7%
Federal Home Loan Mortgage Corp. 4.000% 09/15/15	$160,000	$155,488
4.500% 03/15/21	180,000	173,357
4.500% 08/15/28	597,000	572,724
5.000% 12/15/15	263,431	262,497
6.000% 02/15/28	758,473	764,098
Federal National Mortgage Association 5.000% 07/25/15	1,500,000	1,487,120
5.000% 12/25/15	615,000	608,666
		4,023,950
Non - Agency—1.9%
American Mortgage Trust 8.445% 09/27/22 (e)	10,693	6,451
Bear Stearns Adjustable Rate Mortgage Trust 5.492% 02/25/47 (e)	790,726	787,429
Countrywide Alternative Loan Trust 5.250% 03/25/35	68,269	67,105
5.250% 08/25/35	403,199	400,315
5.500% 10/25/35	685,695	677,278
JPMorgan Mortgage Trust 6.059% 10/25/36 (e)	838,850	838,373
Rural Housing Trust 6.330% 04/01/26	2,453	2,445
WaMu Mortgage Pass Through Certificates 5.722% 02/25/37 (e)	1,287,701	1,284,309
Washington Mutual Mortgage Securities Corp. 5.500% 10/25/35	167,178	166,247
Wells Fargo Alternative Loan Trust 5.500% 02/25/35	65,995	65,295
		4,295,247
Total Collateralized Mortgage Obligations (cost of $8,495,775)		8,319,197
COMMERCIAL MORTGAGE-BACKED SECURITIES—2.9%
Bear Stearns Commercial Mortgage Securities 4.680% 08/13/39	32,000	30,336
5.449% 12/11/40 (e)	170,000	164,860
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.366% 12/11/49 (e)	310,000	296,750
First Union - Chase Commercial Mortgage 6.645% 06/15/31	653,690	662,812
JPMorgan Chase Commercial Mortgage Securities Corp. 4.780% 07/15/42	200,000	185,991
5.447% 06/12/47	358,000	349,567

	Par	Value
LB-UBS Commercial Mortgage Trust 5.084% 02/15/31	$120,000	$118,408
6.510% 12/15/26	2,750,000	2,828,784
Merrill Lynch / Countrywide Commercial Mortgage Trust 5.750% 06/12/50 (e)	1,061,000	1,050,570
Merrill Lynch Mortgage Trust 5.417% 11/12/37 (e)	100,000	96,652
Morgan Stanley Capital I 4.970% 12/15/41	73,000	69,904
5.370% 12/15/43	984,000	942,051
PNC Mortgage Acceptance Corp. 5.910% 03/12/34	16,254	16,315
Total Commercial Mortgage-Backed Securities (cost of $6,962,467)		6,813,000
ASSET-BACKED SECURITIES—0.7%
BMW Vehicle Owner Trust 3.320% 02/25/09	36,662	36,547
Citicorp Residential Mortgage Securities, Inc. 6.080% 06/25/37	340,000	339,997
Consumer Funding LLC 5.430% 04/20/15	510,000	508,517
Ford Credit Auto Owner Trust 3.540% 11/15/08	131,728	131,034
Green Tree Financial Corp. 6.870% 01/15/29	105,419	107,533
Honda Auto Receivables Owner Trust 3.060% 10/21/09	59,903	59,548
Origen Manufactured Housing 3.380% 08/15/17	187,600	186,141
Providian Gateway Master Trust 3.350% 09/15/11 (d)	200,000	199,232
Total Asset-Backed Securities (cost of $1,593,267)		1,568,549
CONVERTIBLE BONDS—0.3%
Consumer Cyclical—0.0%
Auto Manufacturers—0.0%
Ford Motor Co. 4.250% 12/15/36	13,000	16,283
Consumer Discretionary—0.3%
Media—0.3%
Liberty Media Corp. 0.750% 03/30/23	600,000	733,500
Total Convertible Bonds (cost of $671,222)		749,783

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
INVESTMENT COMPANY—0.0%
iShares Russell 2000 Value Index Fund	320	$26,355
Total Investment Company (cost of $26,652)		26,355
SECURITIES LENDING COLLATERAL—3.5%
State Street Navigator Securities Lending Prime Portfolio (g)	8,138,056	8,138,056
Total Securities Lending Collateral (cost of $8,138,056)		8,138,056
	Par
SHORT-TERM OBLIGATIONS—6.2%
Repurchase Agreement—6.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 4.160%, collateralized by U.S. Government Obligations with various maturities to 05/15/21, market value of $14,546,181 (repurchase proceeds $14,247,937)	$14,243,000	14,243,000
U.S. Government Obligation—0.1%
U.S.Treasury Bill 4.950% 09/20/07	300,000	296,857
Total Short-Term Obligations (cost of $14,539,857)		14,539,857
Total Investments—105.2% (cost of $224,382,920) (h)		244,946,466
Other Assets & Liabilities, Net—(5.2)%		(12,025,267)
Net Assets—100.0%		$232,921,199

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $7,947,222.

(c)  All or a portion of this security is pledged as collateral for written option contracts.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities, which are not illiquid, amounted to $2,681,815, which represents 1.2% of net assets.

(e)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2007.

(f)  Security purchased on a delayed delivery basis.

(g)  Investment made with cash collateral received from securities lending activity.

(h)  Cost for federal income tax purposes is $224,488,026.

At June 30, 2007, the asset allocation of the investment portfolio is as follows:

	% of Net Assets
Common Stocks	62.9
Corporate Fixed-Income Bonds & Notes	10.8
Mortgage-Backed Securities	10.3
Government & Agency Obligations	4.0
Collateralized Mortgage Obligations	3.6
Commercial Mortgage-Backed Securities	2.9
Asset-Backed Securities	0.7
Convertible Bonds	0.3
Investment Company	0.0	*
	95.5
Securities Lending Collateral	3.5
Short-Term Obligations	6.2
Other Assets & Liabilities, Net	(5.2)
	100.0

* Rounds to less than 0.01%.

For the six months ended June 30, 2007, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2006	—	—
Options written	32	$3,846
Options terminated in closing
purchase transactions	—	—
Options exercised	18	(2,286)
Options expired	5	(769)
Options outstanding at June 30, 2007	9	$791

At June 30, 2007, the Fund held the following written call option contracts:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Myraid Genetics, Inc.	$40	5	07/20/07	$355	$75
Hologic, Inc.	60	4	07/20/07	436	140
Total written call options (proceeds $791)					$215

Acronym	Name
ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PIK	Payment-In-Kind

TBA	To Be Announced

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

Assets
Investments, at cost	$224,382,920
Investments, at value (including securities on loan of $7,947,222)	$244,946,466
Foreign currency (cost of $60,553)	61,522
Receivable for:
Investments sold	3,024,008
Fund shares sold	1,013
Interest	771,581
Dividends	129,089
Foreign tax reclaims	28,411
Security lending	1,252
Expense reimbursement due from Investment Advisor	12,317
Deferred Trustees' compensation plan	20,468
Total Assets	248,996,127
Liabilities
Payable to custodian bank	51,416
Collateral on securities loaned	8,138,056
Written options at value (premium of $791)	215
Payable for:
Investments purchased	2,567,974
Investments purchased on a delayed delivery basis	4,425,938
Fund shares repurchased	583,811
Investment advisory fee	87,349
Administration fee	29,116
Pricing and bookkeeping fees	29,855
Trustees' fees	45,676
Audit fee	21,632
Custody fee	15,672
Reports to shareholders	33,977
Distribution fee—Class B	12,529
Chief compliance officer expenses	226
Deferred Trustees' compensation plan	20,468
Other liabilities	11,018
Total Liabilities	16,074,928
Net Assets	$232,921,199
Net Assets Consist of
Paid-in capital	$167,522,444
Undistributed net investment income	8,846,082
Accumulated net realized gain	35,987,920
Net unrealized appreciation on:
Investments	20,563,546
Foreign currency translations	631
Written options	576
Net Assets	$232,921,199
Class A:
Net assets	$174,694,261
Shares outstanding	10,377,424
Net asset value per share	$16.83
Class B:
Net assets	$58,226,938
Shares outstanding	3,476,229
Net asset value per share	$16.75

See Accompanying Notes to Financial Statements.

Statement of Operations

Columbia Asset Allocation Fund, Variable Series
For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income
Dividends	$1,283,384
Interest	2,598,314
Securities lending	16,259
Total Investment Income (net of foreign taxes withheld of $45,029)	3,897,957
Expenses
Investment advisory fee	533,400
Administration fee	177,800
Distribution fee—Class B	73,004
Transfer agent fee	177
Pricing and bookkeeping fees	88,457
Trustees' fees	10,447
Custody fee	87,931
Chief compliance officer expenses	226
Other expenses	61,632
Total Expenses	1,033,074
Fees and expenses waived or reimbursed by Investment Advisor	(64,677)
Fee reimbursed by Distributor—Class B	(29,196)
Custody earnings credit	(2,709)
Net Expenses	936,492
Net Investment Income	2,961,465
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Futures Contracts and Written Options
Net realized gain (loss) on:
Investments	15,602,306
Written options	769
Foreign currency transactions	(13,679)
Futures contracts	134,709
Net realized gain	15,724,105
Net change in unrealized appreciation (depreciation) on:
Investments	(3,853,793)
Written options	576
Foreign currency translations	(325)
Futures contracts	(9,322)
Net change in unrealized appreciation (depreciation)	(3,862,864)
Net Gain	11,861,241
Net Increase Resulting from Operations	$14,822,706

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets

Columbia Asset Allocation Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2007	YearEnded December 31, 2006
Operations
Net investment income	$2,961,465	$5,641,415
Net realized gain on investments, foreign currency transactions, futures contracts and written options	15,724,105	22,552,510
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, futures contracts and written options	(3,862,864)	(1,333,824)
Net Increase Resulting from Operations	14,822,706	26,860,101
Distributions Declared to Shareholders:
From net investment income:
Class A	—	(4,692,376)
Class B	—	(1,434,855)
From net realized gains:
Class A	—	(10,214,433)
Class B	—	(3,301,090)
Total Distributions Declared to Shareholders	—	(19,642,754)
Share Transactions
Class A:
Subscriptions	1,782,757	2,535,157
Proceeds received in connection with merger	—	20,367,574
Distributions reinvested	—	14,906,809
Redemptions	(21,904,117)	(47,476,648)
Net Decrease	(20,121,360)	(9,667,108)
Class B:
Subscriptions	1,279,626	2,319,972
Distributions reinvested	—	4,735,945
Redemptions	(6,941,156)	(12,547,833)
Net Decrease	(5,661,530)	(5,491,916)
Net Decrease from Share Transactions	(25,782,890)	(15,159,024)
Total Decrease in Net Assets	(10,960,184)	(7,941,677)
Net Assets
Beginning of period	243,881,383	251,823,060
End of period	$232,921,199	$243,881,383
Undistributed net investment income at end of period	$8,846,082	$5,884,617
Changes in Shares
Class A:
Subscriptions	108,554	161,160
Issued in connection with merger	—	1,253,174
Issued for distributions reinvested	—	1,007,898
Redemptions	(1,336,190)	(3,020,483)
Net Decrease	(1,227,636)	(598,251)
Class B:
Subscriptions	78,404	147,886
Issued for distributions reinvested	—	321,299
Redemptions	(428,271)	(803,376)
Net Decrease	(349,867)	(334,191)

See Accompanying Notes to Financial Statements.

Financial Highlights

Columbia Asset Allocation Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
Class B Shares	2007		2006 (a)	2005		2004	2003	2002
Net Asset Value, Beginning of Period	$15.75		$15.34	$14.77		$13.75	$11.82	$13.81
Income from Investment Operations:
Net investment income (b)	0.19		0.33	0.31		0.29	0.28	0.33
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and written options	0.81		1.36	0.61		1.03	2.02	(1.93)
Total from Investment Operations	1.00		1.69	0.92		1.32	2.30	(1.60)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.39)	(0.35)		(0.30)	(0.37)	(0.39)
From net realized gains	—		(0.89)	—		—	—	—
Total Distributions Declared to Shareholders	—		(1.28)	(0.35)		(0.30)	(0.37)	(0.39)
Net Asset Value, End of Period	$16.75		$15.75	$15.34		$14.77	$13.75	$11.82
Total return (c)(d)(e)	6.35	%(f)	11.60%	6.40	%(g)	9.80%	20.29%	(11.94)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.90	%(i)	0.90%	0.90%		0.90%	0.90%	0.90%
Waiver/reimbursement	0.15	%(i)	0.14%	0.14%		0.12%	0.10%	0.05%
Net investment income (h)	2.39	%(i)	2.14%	2.13%		2.12%	2.27%	2.53%
Portfolio turnover rate	56	%(f)	104%	92%		60%	103%	118%
Net assets end of period (000's)	$58,227		$60,276	$63,836		$68,167	$64,902	$51,540

(a)  On May 1, 2006, Liberty Asset Allocation Fund, Variable Series was renamed Columbia Asset Allocation Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Not annualized.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

Note 1. Organization

Columbia Asset Allocation Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust on June 9, 1987.

Investment Goal—The Fund seeks high total investment return.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at "fair value" as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts—The Fund may invest in futures contracts to gain or reduce exposure to particular securities or segments of the bond markets. Futures contracts are financial instruments whose values depend on, or are derived from, the value of the underlying security, index or currency. The Fund may use equity futures to gain exposure to groups of stocks or individual issuers. The Fund may use futures to invest cash pending direct investments in stocks and to enhance its return. A future is an agreement to buy or sell a specific amount of a financial instrument or commodity for an agreed upon price at a certain time in the future. The Fund may also use futures and options on futures to decrease equity exposure or to adjust the duration of its fixed-income security holdings. Investments in futures are relatively efficient since they typically cost less than direct investments in the underlying securities. However, the Fund may lose money if the advisor does not correctly anticipate the market movements of those underlying securities. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Options—The Fund may write call and put options on a security it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Delayed Delivery Securities—The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities—The Fund may invest in Treasury Inflation Protected Securities ("TIPS"). The principal amount of TIPS is adjusted periodically for inflation based on a monthly published index. Interest payments are based on the inflation-adjusted principal at the time the interest is paid.

Income Recognition—Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on debt securities. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
Ordinary income*	$6,880,277
Long-term capital gains	$12,762,477

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$23,735,822
Unrealized depreciation	(3,277,382)
Net unrealized appreciation	$20,458,440

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes- an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.45%
$1 billion to $1.5 billion	0.40%
Over $1.5 billion	0.35%

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.45% of the Fund's average daily net assets.

Sub-Advisory Fee—Nordea Investment Management North America, Inc. ("Nordea") has been retained by Columbia as the investment sub-advisor to manage the portion of the Fund's assets allocated to foreign securities. As the sub-advisor, Nordea is responsible for daily investment operations, including placing all orders for the purchase and sale of portfolio securities for foreign stocks of the Fund. Columbia, from the investment advisory fee it receives, pays Nordea a monthly sub-advisory fee at the annual rate of 0.40% of the portion of the Fund's average daily net assets managed by Nordea.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amount paid and payable to affiliates by the Fund under these agreements were $7,555 and $1,856, respectively.

For the six months ended June 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.075% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.75% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.15% when the total operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 0.90% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $125,751,561 and $145,285,549, respectively, of which $19,249,170 and $24,092,122, respectively, were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under these arrangements.

Note 7. Securities Lending

The Fund commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 8. Disclosure of Significant Risks and Contingencies

High-Yield Securities—Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities—There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2007 (Unaudited)

Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 17, 2007, the District Court entered an amended preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

Note 9. Business Combinations and Mergers

On May 1, 2006, Nations Asset Allocation Portfolio, a series of Nations Separate Account Trust, merged into Liberty Asset Allocation Fund, Variable Series. Liberty Asset Allocation Fund, Variable Series was then renamed Columbia Asset Allocation Fund, Variable Series. Liberty Asset Allocation Fund, Variable Series received a tax-free transfer of assets from Nations Asset Allocation Portfolio as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation[1]
1,253,174	$20,367,574	$1,950,515
Net Assets of Liberty Asset Allocation Fund, Variable Series Prior to Combination	Net Assets of Nations Asset Allocation Portfolio Immediately Prior to Combination	Net Assets of Liberty Asset Allocation Fund, Variable Series Immediately After Combination
$250,650,523	$20,367,574	$271,018,097

  1   Unrealized appreciation is included in the Net Assets Received.

Important Information About This Report

A description of the policies and procedures that Columbia Asset Allocation Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund. This material must be preceded or accompanied by a current prospectus.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

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Columbia Federal Securities Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class A

2007 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia Federal Securities Fund, Variable Series / June 30, 2007

Columbia Federal Securities Fund, Variable Series seeks the highest possible level of current income, consistent with safety of principal and maintenance of liquidity.

Ann T. Peterson managed or co-managed the fund from June 2000 until June 2007. Effective June 22, 2007, Jonathan P. Carlson replaced Ms. Peterson as portfolio manager for the fund.

Summary

• For the six-month period that ended June 30, 2007, Columbia Federal Securities Fund, Variable Series underperformed its benchmark, the Citigroup Government/Mortgage Bond Index.1 The fund's above-index weight in mortgage-backed securities generally accounted for its shortfall against the index, as mortgage-backed securities underperformed Treasuries during the period. The fund's return was also lower than the average return of its peer group, the Lipper General US Government Variable Underlying Funds Classification.2 We believe that the fund's emphasis on intermediate-term securities hampered its return relative to its peer group as intermediate and longer-term yields rose and prices fell.

• A sizable position (63%) in non-Treasury issues, including mortgage-backed and asset-backed securities, dampened the fund's performance. Prices on these issues suffered when investors sold non-Treasury issues to offset losses in subprime mortgage-backed bonds, which were hit by a sharp increase in loan delinquencies among less creditworthy home buyers. While the fund had minimal exposure to this sector, two of the fund's holdings were directly affected: Nomura Asset Acceptance (0.5% of net assets), Japan's largest brokerage firm, and Suntrust. We held onto Nomura Asset Acceptance in the fund's portfolio, which actively reduced its exposure to the US subprime-mortgage market but we sold Suntrust during the period. We also reduced the fund's overall position in non-Treasury bonds, using the proceeds to purchase Treasuries with similar maturity characteristics.

• The fund's duration was generally longer than its benchmark or its peers, which also dampened performance. Duration is a measure of interest rate sensitivity. We tend to lengthen duration for the fund when we believe interest rates will decline. If we are correct, this may potentially increase returns. If, however, rates move upwards and prices decline—as they did during this six-month period—a longer duration can hamper performance.

• We believe that interest rates are more likely to fall than rise over the next year. This view is bolstered by our belief for relatively benign inflation and moderate economic growth through the end of 2007. Should it appear that the Federal Reserve Board is poised to cut the federal funds target rate in 2008, we may lengthen the portfolio's duration. And if we believe that investor concerns over the mortgage market have subsided, we may increase the fund's exposure to non-Treasury sectors, focusing on attractively valued agency mortgage-backed issues with solid prospects.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Holdings are disclosed as of June 30, 2007, and are subject to change.

1  The Citigroup Government/Mortgage Bond Index is a combination of the Citigroup US Government Index ("Government Index") and the Citigroup Mortgage Index ("Mortgage Index"). The Government Index tracks the performance of the Treasury and Government sponsored indices within the US Broad Investment Grade ("BIG") Bond Index. The Mortgage Index tracks the performance of the mortgage component of the US BIG Bond Index, comprising 30- and 15-year Government National Mortgage Association, Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") pass-throughs and FNMA and FHLMC balloon mortgages. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Federal Securities Fund, Variable Series / June 30, 2007

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed, at which time taxes will become due.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2007 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (01/01/89)	0.29	5.19	3.84	5.40
Citigroup Government/ Mortgage Bond Index	0.94	5.85	4.12	5.88

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/06	06/30/07
Class A	10.48	10.51

Annual operating expense ratio (%)*
Class A	0.66

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including or excluding fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Total return performance includes changes in share price and reinvestment of all distributions. The Citigroup Government/Mortgage Bond Index is a combination of the Citigroup US Government Index ("Government Index") and the Citigroup Mortgage Index ("Mortgage Index"). The Government Index tracks the performance of the Treasury and Government sponsored indices within the US Broad Investment Grade ("BIG") Bond Index. The Mortgage Index tracks the performance of the mortgage component of the US BIG Bond Index, comprising 30- and 15-year Government National Mortgage Association, Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") pass-throughs and FNMA and FHLMC balloon mortgages. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Federal Securities Fund, Variable Series / June 30, 2007

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/07 – 06/30/07	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,002.88	1,021.37	3.43	3.46	0.69

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Federal Securities Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
MORTGAGE-BACKED SECURITIES—53.5%
Federal Home Loan Mortgage Corp.
5.500% 08/01/17	$68,487	$67,700
5.500% 12/01/17	29,241	28,905
5.500% 07/01/21	10,774,521	10,614,669
6.000% 04/01/32	24,909	24,850
7.000% 06/01/16	13,167	13,591
7.000% 01/01/26	37,388	38,645
7.500% 02/01/23	28,137	29,398
7.500% 05/01/24	11,988	12,541
10.500% 02/01/19	6,563	7,399
10.750% 11/01/09	6,599	6,776
11.250% 10/01/09	864	912
11.250% 07/01/13	3,399	3,583
12.000% 07/01/13	3,516	3,870
12.000% 07/01/20	39,520	42,887
TBA,
5.500% 07/17/37 (a)	15,716,000	15,156,117
Federal National Mortgage Association
6.000% 08/01/22	33,618	33,739
6.000% 12/01/23	142,418	141,602
6.000% 02/01/24	85,099	84,817
6.000% 03/01/24	25,317	25,233
6.500% 03/01/09	955	964
6.500% 11/01/23	14,128	14,369
6.500% 01/01/24	28,547	29,033
6.500% 08/01/25	40,814	41,511
6.500% 12/01/25	8,725	8,875
6.500% 01/01/26	24,523	24,942
6.500% 10/01/28	1,099,048	1,121,724
6.500% 08/01/31	5,543	5,651
6.500% 11/01/36	6,584,614	6,648,655
7.000% 07/01/11	66,678	68,503
7.000% 03/01/15	11,547	11,897
7.000% 03/01/29	120,569	124,997
7.500% 11/01/29	93,046	97,333
8.500% 05/01/30	211,467	226,981
9.000% 05/01/12	3,834	3,991
9.000% 05/01/20	7,057	7,443
10.000% 03/01/16	14,596	15,346
12.250% 09/01/12	15,603	17,198
TBA:
5.000% 07/17/22 (a)	9,805,000	9,474,081
5.500% 07/17/22 (a)	1,398,000	1,377,030
5.500% 07/12/37 (a)	12,600,000	12,151,125
6.000% 07/12/37 (a)	9,894,000	9,785,779
6.500% 07/12/37 (a)	4,500,000	4,542,187
Government National Mortgage Association
5.750% 07/20/22 (b)	23,180	23,379
5.750% 07/20/25 (b)	39,060	39,432
6.000% 03/15/29	678,680	677,639
6.000% 04/15/29	234,206	233,847
6.000% 05/15/29	144,576	144,354
6.000% 06/15/29	228,205	227,855
6.000% 08/15/29	85,254	85,123

	Par	Value
6.500% 10/15/13	$21,040	$21,537
6.500% 07/15/24	55,342	56,436
6.500% 03/15/28	905,640	925,199
7.000% 09/15/29	28,170	29,366
7.500% 10/15/27	9,043	9,478
7.500% 09/15/29	9,672	10,132
8.000% 04/15/08	3,373	3,419
8.000% 07/15/08	3,711	3,762
8.500% 04/15/30	458	492
9.000% 06/15/16	12,271	13,133
9.000% 11/15/16	2,556	2,735
9.000% 01/15/17	1,984	2,124
9.000% 03/15/17	9,562	10,236
9.000% 01/15/20	5,399	5,807
9.500% 06/15/09	1,124	1,167
9.500% 07/15/09	1,106	1,147
9.500% 08/15/09	1,495	1,551
9.500% 09/15/09	10,175	10,556
9.500% 10/15/09	20,129	20,884
9.500% 11/15/09	4,962	5,148
9.500% 12/15/09	1,536	1,594
9.500% 11/15/10	1,911	1,999
9.500% 08/15/17	264,091	284,780
9.500% 08/15/22	2,909	3,183
10.000% 11/15/09	9,583	10,003
10.000% 06/15/10	230	244
10.000% 10/15/10	4,483	4,746
10.000% 11/15/19	8,046	8,891
11.500% 04/15/13	27,396	30,249
11.500% 05/15/13	14,571	16,088
Total Mortgage-Backed Securities (cost of $73,585,614)		75,064,564
GOVERNMENT & AGENCY OBLIGATIONS—45.0%
Foreign Government Obligations—0.2%
Export Development of Canada 4.000% 08/01/07	100,000	99,931
Inter-American Development Bank 8.875% 06/01/09	125,000	132,713
Province of Manitoba 5.500% 10/01/08	50,000	50,168
Province of New Brunswick 3.500% 10/23/07	50,000	49,763
		332,575
U.S. Government Agencies—3.3%
AID-Israel 5.500% 04/26/24	2,000,000	1,981,442
Federal Home Loan Bank 5.375% 07/17/09	2,000,000	2,007,718
Federal Home Loan Mortgage Corp. 5.875% 03/21/11	180,000	183,907
6.250% 07/15/32 (c)	100,000	108,408
6.750% 03/15/31 (c)	265,000	303,279
		4,584,754

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
U.S. Government Obligations—41.5%
U.S. Treasury Bonds 5.250% 11/15/28 (c)	$2,200,000	$2,215,125
5.500% 08/15/28 (c)	3,610,000	3,745,093
6.750% 08/15/26 (c)	5,820,000	6,885,787
6.875% 08/15/25 (c)(d)	4,112,000	4,898,741
7.125% 02/15/23 (c)	2,758,000	3,310,894
U.S. Treasury Notes
2.750% 08/15/07 (c)	50,000	49,871
5.000% 02/15/11 (c)	14,910,000	14,977,557
5.750% 08/15/10 (c)	18,084,000	18,527,619
6.000% 08/15/09 (c)	3,510,000	3,585,960
		58,196,647
Total Government & Agency Obligations (cost of $64,750,391)		63,113,976
ASSET-BACKED SECURITIES—6.6%
Chase Funding Mortgage Loan 5.638% 11/25/31	1,015,478	983,989
6.448% 09/25/30	913,945	877,845
6.975% 02/25/32	1,181,274	1,181,152
Citicorp Residential Mortgage Securities, Inc. 5.892% 03/25/37	550,000	536,639
Harley-Davidson Motorcycle Trust 5.540% 04/15/15	300,000	298,638
JPMorgan Mortgage Acquisition Corp. 5.784% 01/25/37	1,060,000	1,031,528
MBNA Credit Card Master Note Trust 4.450% 08/15/16 (e)	1,000,000	930,102
Mid-State Trust
7.340% 07/01/35	757,163	797,023
Residential Asset Mortgage Products, Inc.
4.120% 06/25/33	331,818	318,740
5.600% 12/25/33	720,366	709,530
Small Business Administration Participation Certificates 5.360% 11/01/26	982,170	958,822
Wachovia Auto Loan Owner Trust 5.650% 02/20/13	700,000	695,002
Total Asset-Backed Securities (cost of $9,570,782)		9,319,010
COMMERCIAL MORTGAGE-BACKED SECURITIES—4.8%
Asset Securitization Corp. 6.750% 02/14/43	891,620	894,582
JPMorgan Chase Commercial Mortgage Securities Corp. 5.466% 06/12/47 (b)	1,000,000	964,300

	Par	Value
JPMorgan Commercial Mortgage Finance Corp. 7.400% 07/15/31	$1,675,414	$1,716,386
LB Commercial Conduit Mortgage Trust 6.590% 02/18/30	1,500,000	1,504,092
6.210% 10/15/35	1,698,346	1,707,417
Structured Asset Securities Corp., I.O. 2.155% 02/25/28 (b)	983,863	27,041
Total Commercial Mortgage-Backed Securities (cost of $6,767,842)		6,813,818
COLLATERALIZED MORTGAGE OBLIGATIONS—3.2%
Agency—1.2%
Federal Home Loan Mortgage Corp. 6.000% 05/15/29	1,555,000	1,556,466
Federal National Mortgage Association 9.250% 03/25/18	37,489	39,862
		1,596,328
Non - Agency—2.0%
American Mortgage Trust 8.445% 09/27/22	4,040	2,437
Citicorp Mortgage Securities, Inc. 10.000% 08/25/17	5,441	5,424
Citigroup Mortgage Loan Trust, Inc. 5.836% 11/25/36 (b)	884,936	885,059
Comfed Savings Bank 8.338% 01/25/18 (b)(f)	12,174	609
First Horizon Asset Securities, Inc. 5.371% 11/25/33 (b)	855,474	768,076
GSMPS Mortgage Loan Trust 7.750% 09/19/27 (g)	458,967	478,095
Nomura Asset Acceptance Corp. 6.664% 05/25/36	780,000	689,364
Rural Housing Trust 6.330% 04/01/26	12,264	12,226
		2,841,290
Total Collateralized Mortgage Obligations (cost of $4,539,279)		4,437,618
CORPORATE FIXED-INCOME BONDS & NOTES—0.7%
Consumer Cyclical—0.1%
Auto Manufacturers—0.1%
Ford Motor Co. 7.450% 07/16/31	205,000	163,744
Financials—0.5%
Banks—0.3%
Bank of America Corp. 4.875% 01/15/13 (c)(e)	175,000	169,202

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Sovereign Bank 5.125% 03/15/13	$100,000	$96,452
U.S. Bancorp 3.125% 03/15/08	150,000	147,612
		413,266
Diversified Financial Services—0.2%
General Electric Capital Corp. 6.750% 03/15/32 (c)	100,000	108,497
Goldman Sachs Group, Inc. 4.125% 01/15/08	50,000	49,687
Household Finance Corp. 4.625% 01/15/08 (c)	50,000	49,806
JPMorgan Chase & Co. 7.875% 06/15/10	125,000	133,038
		341,028
		754,294
Utilities—0.1%
Electric—0.1%
Hydro Quebec 8.500% 12/01/29	75,000	100,639
Total Corporate Fixed-Income Bonds & Notes (cost of $1,028,620)		1,018,677
	Shares
SECURITIES LENDING COLLATERAL—27.9%
State Street Navigator Securities Lending Prime Portfolio (h)	39,165,095	39,165,095
Total Securities Lending Collateral (cost of $39,165,095)		39,165,095
	Par
SHORT-TERM OBLIGATION—21.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due 07/02/07 at 5.110%, collateralized by a U.S. Government Agency Obligation maturing 06/07/17, market value $30,835,000 (repurchase proceeds $30,233,291) (cost $30,229,000)	30,229,000	30,229,000
Total Short-Term Obligation (cost of $30,229,000)		30,229,000
Total Investments—163.2% (cost of $229,636,623) (i)		229,161,758
Other Assets & Liabilities, Net—(63.2)%		(88,763,344)
Net Assets—100.0%		$140,398,414

Notes to Investment Portfolio:

(a)  Security purchased on a delayed delivery basis.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2007.

(c)  All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $38,633,181.

(d)  A portion of this security with a market value of $154,873 is pledged as collateral for open futures contracts.

(e)  Investments in affiliates during the six months ended June 30, 2007: Security name: Bank of America Corp., 4.875% 01/15/13

Par as of 12/31/06:	$175,000
Par purchased:	—
Par sold:	—
Par as of 6/30/07:	175,000
Interest income earned:	4,266
Value at end of period:	169,202

Security name: MBNA Credit Card Master Note Trust, 4.450% 08/15/16

Par as of 12/31/06:	1,000,000
Par purchased:	—
Par sold:	—
Par as of 6/30/07:	1,000,000
Interest income earned:	22,250
Value at end of period:	930,102

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the value of this security, which is not illiquid, represents 0.3% of net assets.

(h)  Investment made with cash collateral received from securities lending activity.

(i)  Cost for federal income tax purposes is $231,330,650.

At June 30, 2007, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
5 Year U.S. Treasury Notes	74	$7,701,781	$7,703,275	Sept-2007	$1,494
U.S. Treasury Bonds	12	1,293,000	1,301,586	Sept-2007	8,586
					$10,080

At June 30, 2007, the asset allocation of the investment portfolio is as follows:

% of Net Assets
Mortgage-Backed Securities	53.5
Government & Agency Obligations	45.0
Asset-Backed Securities	6.6
Commercial Mortgage-Backed Securities	4.8
Collateralized Mortgage Obligations	3.2
Corporate Fixed-Income Bonds & Notes	0.7
113.8
Securities Lending Collateral	27.9
Short-Term Obligation	21.5
Other Assets & Liabilities, Net	(63.2)
100.0

Acronym	Name
I.O.	Interest Only

TBA	To Be Announced

See Accompanying Notes to Financial Statements.
6

Statement of Assets and Liabilities

Columbia Federal Securities Fund, Variable Series / June 30, 2007 (Unaudited)

Assets
Unaffiliated investments, at cost (including repurchase agreement)	$228,465,603
Affiliated investments, at cost	1,171,020
Total investments, at cost	229,636,623
Unaffiliated investments, at value (including securities on loan of $38,633,181)	$197,833,454
Affiliated investments, at value	1,099,304
Repurchase agreements	30,229,000
Total investments, at value	229,161,758
Cash	812
Receivable for:
Fund shares sold	1,917,715
Interest	1,651,946
Securities lending	4,762
Dollar roll income	21,978
Expense reimbursement due from Distributor	1,711
Deferred Trustees' compensation plan	16,422
Total Assets	232,777,104
Liabilities
Collateral on securities loaned	39,165,095
Payable for:
Investments purchased on a delayed delivery basis	52,974,766
Fund shares repurchased	28,306
Futures variation margin	34,750
Investment advisory fee	43,215
Administration fee	17,018
Transfer agent fee	7
Pricing and bookkeeping fees	15,260
Trustees' fees	55
Audit fee	22,561
Custody fee	2,438
Reports to shareholders	27,315
Chief compliance officer expenses	211
Distribution fee—Class B	16,813
Deferred Trustees' compensation plan	16,422
Deferred dollar roll fee income	7,211
Other liabilities	7,247
Total Liabilities	92,378,690
Net Assets	$140,398,414
Net Assets Consist of
Paid-in capital	$137,842,872
Undistributed net investment income	9,874,394
Accumulated net realized loss	(6,854,067)
Net unrealized appreciation (depreciation) on:
Investments	(474,865)
Futures contracts	10,080
Net Assets	$140,398,414
Class A:
Net assets	$59,943,579
Shares outstanding	5,701,593
Net asset value per share	$10.51
Class B:
Net assets	$80,454,835
Shares outstanding	7,718,313
Net asset value per share	$10.42

See Accompanying Notes to Financial Statements.
7

Statement of Operations

Columbia Federal Securities Fund, Variable Series
For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income
Interest	$3,766,512
Interest from affiliates	26,516
Dollar roll fee income	75,758
Securities loan income	15,481
Total Investment Income	3,884,267
Expenses
Investment advisory fee	274,385
Administration fee	108,310
Distribution fee—Class B	101,922
Transfer agent fee	143
Pricing and bookkeeping fees	48,385
Trustees' fees	8,936
Custody fee	7,440
Chief compliance officer expenses	211
Other expenses	47,175
Total Expenses	596,907
Fees reimbursed by Distributor—Class B	(14,371)
Custody earnings credit	(236)
Net Expenses	582,300
Net Investment Income	3,301,967
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Investments	(1,222,651)
Futures contracts	423,123
Net realized loss	(799,528)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,856,758)
Futures contracts	(229,275)
Net change in unrealized appreciation (depreciation)	(2,086,033)
Net Loss	(2,885,561)
Net Increase Resulting from Operations	$416,406

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets

Columbia Federal Securities Fund, Variable Series

	(Unaudited) Six Month Ended June 30,	Year Ended December 31,
Increase (Decrease) in Net Assets	2007	2006
Operations
Net investment income	$3,301,967	$7,335,739
Net realized gain (loss) on investments and futures contracts	(799,528)	(483,241)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(2,086,033)	(1,542,770)
Net Increase Resulting from Operations	416,406	5,309,728
Distributions Declared to Shareholders
From net investment income:
Class A	—	(3,898,193)
Class B	—	(4,725,402)
Total Distributions Declared to Shareholders	—	(8,623,595)
Share Transactions
Class A:
Subscriptions	755,397	648,688
Distributions reinvested	—	3,898,193
Redemptions	(6,698,156)	(19,461,552)
Net Decrease	(5,942,759)	(14,914,671)
Class B:
Subscriptions	4,141,370	3,283,419
Distributions reinvested	—	4,725,402
Redemptions	(7,492,146)	(15,445,503)
Net Decrease	(3,350,776)	(7,436,682)
Net Decrease from Share Transactions	(9,293,535)	(22,351,353)
Total Decrease in Net Assets	(8,877,129)	(25,665,220)
Net Assets
Beginning of period	149,275,543	174,940,763
End of period	$140,398,414	$149,275,543
Undistributed net investment income at end of period	$9,874,394	$6,572,427
Changes in Shares
Class A:
Subscriptions	71,495	61,552
Issued for distributions reinvested	—	378,833
Redemptions	(633,822)	(1,835,186)
Net Decrease	(562,327)	(1,394,801)
Class B:
Subscriptions	397,156	311,515
Issued for distributions reinvested	—	462,368
Redemptions	(715,519)	(1,469,225)
Net Decrease	(318,363)	(695,342)

See Accompanying Notes to Financial Statements.
9

Financial Highlights

Columbia Federal Securities Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2007		2006 (a)	2005		2004	2003	2002
Net Asset Value, Beginning of Period	$10.48		$10.71	$11.09		$11.20	$11.37	$10.84
Income from Investment Operations:
Net investment income (b)	0.25		0.50	0.43		0.47	0.48	0.47
Net realized and unrealized gain (loss) on investments and futures contracts	(0.22)		(0.11)	(0.16)		(0.01)	(0.18)	0.55
Total from Investment Operations	0.03		0.39	0.27		0.46	0.30	1.02
Less Distributions Declared to Shareholders:
From net investment income	—		(0.62)	(0.61)		(0.56)	(0.47)	(0.49)
From net realized gains	—		—	(0.04)		(0.01)	—	—
Total Distributions Declared to Shareholders	0.00		(0.62)	(0.65)		(0.57)	(0.47)	(0.49)
Net Asset Value, End of Period	$10.51		$10.48	$10.71		$11.09	$11.20	$11.37
Total return (c)(d)	0.29	%(e)	3.72%	2.58	%(f)	4.15%	2.64%	9.85%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	0.69	%(h)	0.66%	0.63%		0.65%	0.66%	0.66%
Waiver/reimbursement	—		—	—	%(i)	—	—	—
Net investment income (g)	4.70	%(h)	4.71%	4.00%		4.27%	4.23%	4.27%
Portfolio turnover rate	43	%(e)	89%	127%		14%	47%	69%
Net assets end of period (000's)	$59,944		$65,660	$82,056		$99,943	$122,392	$125,946

(a)  On May 1, 2006, Liberty Federal Securities Fund, Variable Series was renamed Columbia Federal Securities Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
10

Notes to Financial Statements

Columbia Federal Securities Fund, Variable Series / June 30, 2007 (Unaudited)

Note 1. Organization

Columbia Federal Securities Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust") is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust on June 9, 1987.

Investment Goal—The Fund seeks the highest possible level of current income, consistent with safety of principal and maintenance of liquidity.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at "fair value" as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Futures Contracts—The Fund may invest in futures contracts to gain or reduce exposure to particular securities or segments of the bond markets. Futures contracts are financial instruments whose values depend on, or are derived from, the value of the underlying security, index or currency. The Fund may use equity futures to gain exposure to groups of stocks or individual issuers. The Fund may use futures to invest cash pending direct investments in stocks and to enhance its return. A future is an agreement to buy or sell a

11

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2007 (Unaudited)

specific amount of a financial instrument or commodity for an agreed upon price at a certain time in the future. The Fund may also use futures and options on futures to decrease equity exposure or to adjust the duration of its fixed-income security holdings. Investments in futures are relatively efficient since they typically cost less than direct investments in the underlying securities. However, the Fund may lose money if the advisor does not correctly anticipate the market movements of those underlying securities. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Mortgage Dollar Roll Transactions—The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund's policy is to record the components of mortgage dollar rolls using "to be announced" mortgage-backed securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instrument which the Fund is required to repurchase may be worth less than an instrument which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the investment advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Delayed Delivery Securities—The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Interest Only Securities—The Fund may invest in Interest Only Securities ("IO"). IO's are stripped mortgage backed securities entitled to receive all of the security's interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the pay down of principal.

Income Recognition—Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on debt securities. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be

12

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2007 (Unaudited)

subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
Ordinary Income*	$8,623,595
Long-Term Capital Gains	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$1,171,721
Unrealized depreciation	(3,340,613)
Net unrealized depreciation	$(2,168,892)

The following capital loss carryforwards, determined as of December 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2013	$3,041,594
2014	2,884,088
$5,925,682

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.38%
$500 million to $1 billion	0.33%
$1 billion to $1.5 billion	0.30%
$1.5 billion to $3 billion	0.27%
$3 billion to $6 billion	0.26%
Over $6 billion	0.25%

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.38% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street

13

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2007 (Unaudited)

Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amounts paid and payable to affiliates by the Fund under these agreements were $7,555 and $1,856, respectively.

For the six months ended June 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.067% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.20% when the total operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 0.90% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of securities, excluding

14

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2007 (Unaudited)

short-term obligations, were $71,068,658 and $86,755,199 respectively, of which $65,419,402 and $78,886,700 respectively, were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under these arrangements.

Note 7. Securities Lending

The Fund commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 8. Disclosure of Significant Risks and Contingencies

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the

15

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2007 (Unaudited)

United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 17, 2007, the District Court entered an amended preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

16

Important Information About This Report

A description of the policies and procedures that Columbia Federal Securities Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund. This material must be preceded or accompanied by a current prospectus.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Federal Securities Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class B

2007 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia Federal Securities Fund, Variable Series / June 30, 2007

Columbia Federal Securities Fund, Variable Series seeks the highest possible level of current income, consistent with safety of principal and maintenance of liquidity.

Ann T. Peterson managed or co-managed the fund from June 2000 until June 2007. Effective June 22, 2007, Jonathan P. Carlson replaced Ms. Peterson as portfolio manager for the fund.

Summary

• For the six-month period that ended June 30, 2007, Columbia Federal Securities Fund, Variable Series underperformed its benchmark, the Citigroup Government/Mortgage Bond Index.1 The fund's above-index weight in mortgage-backed securities generally accounted for its shortfall against the index, as mortgage-backed securities underperformed Treasuries during the period. The fund's return was also lower than the average return of its peer group, the Lipper General US Government Variable Underlying Funds Classification.2 We believe that the fund's emphasis on intermediate-term securities hampered its return relative to its peer group as intermediate and longer-term yields rose and prices fell.

• A sizable position (63%) in non-Treasury issues, including mortgage-backed and asset-backed securities, dampened the fund's performance. Prices on these issues suffered when investors sold non-Treasury issues to offset losses in subprime mortgage-backed bonds, which were hit by a sharp increase in loan delinquencies among less creditworthy home buyers. While the fund had minimal exposure to this sector, two of the fund's holdings were directly affected: Nomura Asset Acceptance (0.5% of net assets), Japan's largest brokerage firm, and Suntrust. We held onto Nomura Asset Acceptance in the fund's portfolio, which actively reduced its exposure to the US subprime-mortgage market but we sold Suntrust during the period. We also reduced the fund's overall position in non-Treasury bonds, using the proceeds to purchase Treasuries with similar maturity characteristics.

• The fund's duration was generally longer than its benchmark or its peers, which also dampened performance. Duration is a measure of interest rate sensitivity. We tend to lengthen duration for the fund when we believe interest rates will decline. If we are correct, this may potentially increase returns. If, however, rates move upwards and prices decline—as they did during this six-month period—a longer duration can hamper performance.

• We believe that interest rates are more likely to fall than rise over the next year. This view is bolstered by our belief for relatively benign inflation and moderate economic growth through the end of 2007. Should it appear that the Federal Reserve Board is poised to cut the federal funds target rate in 2008, we may lengthen the portfolio's duration. And if we believe that investor concerns over the mortgage market have subsided, we may increase the fund's exposure to non-Treasury sectors, focusing on attractively valued agency mortgage-backed issues with solid prospects.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Holdings are disclosed as of June 30, 2007, and are subject to change.

1  The Citigroup Government/Mortgage Bond Index is a combination of the Citigroup US Government Index ("Government Index") and the Citigroup Mortgage Index ("Mortgage Index"). The Government Index tracks the performance of the Treasury and Government sponsored indices within the US Broad Investment Grade ("BIG") Bond Index. The Mortgage Index tracks the performance of the mortgage component of the US BIG Bond Index, comprising 30- and 15-year Government National Mortgage Association, Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") pass-throughs and FNMA and FHLMC balloon mortgages. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Federal Securities Fund, Variable Series / June 30, 2007

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed, at which time taxes will become due.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2007 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (06/01/00)	0.19	4.97	3.60	5.20
Citigroup Government/ Mortgage Bond Index	0.94	5.85	4.12	5.88

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/06	06/30/07
Class B	10.40	10.42

Annual operating expense ratio (%)*
Class B	0.91

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including or excluding fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Total return performance includes changes in share price and reinvestment of all distributions. The Citigroup Government/Mortgage Bond Index is a combination of the Citigroup US Government Index ("Government Index") and the Citigroup Mortgage Index ("Mortgage Index"). The Government Index tracks the performance of the Treasury and Government sponsored indices within the US Broad Investment Grade ("BIG") Bond Index. The Mortgage Index tracks the performance of the mortgage component of the US BIG Bond Index, comprising 30- and 15-year Government National Mortgage Association, Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") pass-throughs and FNMA and FHLMC balloon mortgages. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Class B shares (newer class shares) performance information includes returns of the fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the new class of shares would be lower.

Inception of Class A shares (oldest existing share class) is January 1, 1989.

2

Understanding Your Expenses

Columbia Federal Securities Fund, Variable Series / June 30, 2007

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/07 – 06/30/07	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	1,001.88	1,020.33	4.47	4.51	0.90

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Federal Securities Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
MORTGAGE-BACKED SECURITIES—53.5%
Federal Home Loan Mortgage Corp.
5.500% 08/01/17	$68,487	$67,700
5.500% 12/01/17	29,241	28,905
5.500% 07/01/21	10,774,521	10,614,669
6.000% 04/01/32	24,909	24,850
7.000% 06/01/16	13,167	13,591
7.000% 01/01/26	37,388	38,645
7.500% 02/01/23	28,137	29,398
7.500% 05/01/24	11,988	12,541
10.500% 02/01/19	6,563	7,399
10.750% 11/01/09	6,599	6,776
11.250% 10/01/09	864	912
11.250% 07/01/13	3,399	3,583
12.000% 07/01/13	3,516	3,870
12.000% 07/01/20	39,520	42,887
TBA,
5.500% 07/17/37 (a)	15,716,000	15,156,117
Federal National Mortgage Association
6.000% 08/01/22	33,618	33,739
6.000% 12/01/23	142,418	141,602
6.000% 02/01/24	85,099	84,817
6.000% 03/01/24	25,317	25,233
6.500% 03/01/09	955	964
6.500% 11/01/23	14,128	14,369
6.500% 01/01/24	28,547	29,033
6.500% 08/01/25	40,814	41,511
6.500% 12/01/25	8,725	8,875
6.500% 01/01/26	24,523	24,942
6.500% 10/01/28	1,099,048	1,121,724
6.500% 08/01/31	5,543	5,651
6.500% 11/01/36	6,584,614	6,648,655
7.000% 07/01/11	66,678	68,503
7.000% 03/01/15	11,547	11,897
7.000% 03/01/29	120,569	124,997
7.500% 11/01/29	93,046	97,333
8.500% 05/01/30	211,467	226,981
9.000% 05/01/12	3,834	3,991
9.000% 05/01/20	7,057	7,443
10.000% 03/01/16	14,596	15,346
12.250% 09/01/12	15,603	17,198
TBA:
5.000% 07/17/22 (a)	9,805,000	9,474,081
5.500% 07/17/22 (a)	1,398,000	1,377,030
5.500% 07/12/37 (a)	12,600,000	12,151,125
6.000% 07/12/37 (a)	9,894,000	9,785,779
6.500% 07/12/37 (a)	4,500,000	4,542,187
Government National Mortgage Association
5.750% 07/20/22 (b)	23,180	23,379
5.750% 07/20/25 (b)	39,060	39,432
6.000% 03/15/29	678,680	677,639
6.000% 04/15/29	234,206	233,847
6.000% 05/15/29	144,576	144,354
6.000% 06/15/29	228,205	227,855
6.000% 08/15/29	85,254	85,123

	Par	Value
6.500% 10/15/13	$21,040	$21,537
6.500% 07/15/24	55,342	56,436
6.500% 03/15/28	905,640	925,199
7.000% 09/15/29	28,170	29,366
7.500% 10/15/27	9,043	9,478
7.500% 09/15/29	9,672	10,132
8.000% 04/15/08	3,373	3,419
8.000% 07/15/08	3,711	3,762
8.500% 04/15/30	458	492
9.000% 06/15/16	12,271	13,133
9.000% 11/15/16	2,556	2,735
9.000% 01/15/17	1,984	2,124
9.000% 03/15/17	9,562	10,236
9.000% 01/15/20	5,399	5,807
9.500% 06/15/09	1,124	1,167
9.500% 07/15/09	1,106	1,147
9.500% 08/15/09	1,495	1,551
9.500% 09/15/09	10,175	10,556
9.500% 10/15/09	20,129	20,884
9.500% 11/15/09	4,962	5,148
9.500% 12/15/09	1,536	1,594
9.500% 11/15/10	1,911	1,999
9.500% 08/15/17	264,091	284,780
9.500% 08/15/22	2,909	3,183
10.000% 11/15/09	9,583	10,003
10.000% 06/15/10	230	244
10.000% 10/15/10	4,483	4,746
10.000% 11/15/19	8,046	8,891
11.500% 04/15/13	27,396	30,249
11.500% 05/15/13	14,571	16,088
Total Mortgage-Backed Securities (cost of $73,585,614)		75,064,564
GOVERNMENT & AGENCY OBLIGATIONS—45.0%
Foreign Government Obligations—0.2%
Export Development of Canada 4.000% 08/01/07	100,000	99,931
Inter-American Development Bank 8.875% 06/01/09	125,000	132,713
Province of Manitoba 5.500% 10/01/08	50,000	50,168
Province of New Brunswick 3.500% 10/23/07	50,000	49,763
		332,575
U.S. Government Agencies—3.3%
AID-Israel 5.500% 04/26/24	2,000,000	1,981,442
Federal Home Loan Bank 5.375% 07/17/09	2,000,000	2,007,718
Federal Home Loan Mortgage Corp. 5.875% 03/21/11	180,000	183,907
6.250% 07/15/32 (c)	100,000	108,408
6.750% 03/15/31 (c)	265,000	303,279
		4,584,754

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
U.S. Government Obligations—41.5%
U.S. Treasury Bonds 5.250% 11/15/28 (c)	$2,200,000	$2,215,125
5.500% 08/15/28 (c)	3,610,000	3,745,093
6.750% 08/15/26 (c)	5,820,000	6,885,787
6.875% 08/15/25 (c)(d)	4,112,000	4,898,741
7.125% 02/15/23 (c)	2,758,000	3,310,894
U.S. Treasury Notes
2.750% 08/15/07 (c)	50,000	49,871
5.000% 02/15/11 (c)	14,910,000	14,977,557
5.750% 08/15/10 (c)	18,084,000	18,527,619
6.000% 08/15/09 (c)	3,510,000	3,585,960
		58,196,647
Total Government & Agency Obligations (cost of $64,750,391)		63,113,976
ASSET-BACKED SECURITIES—6.6%
Chase Funding Mortgage Loan 5.638% 11/25/31	1,015,478	983,989
6.448% 09/25/30	913,945	877,845
6.975% 02/25/32	1,181,274	1,181,152
Citicorp Residential Mortgage Securities, Inc. 5.892% 03/25/37	550,000	536,639
Harley-Davidson Motorcycle Trust 5.540% 04/15/15	300,000	298,638
JPMorgan Mortgage Acquisition Corp. 5.784% 01/25/37	1,060,000	1,031,528
MBNA Credit Card Master Note Trust 4.450% 08/15/16 (e)	1,000,000	930,102
Mid-State Trust
7.340% 07/01/35	757,163	797,023
Residential Asset Mortgage Products, Inc.
4.120% 06/25/33	331,818	318,740
5.600% 12/25/33	720,366	709,530
Small Business Administration Participation Certificates 5.360% 11/01/26	982,170	958,822
Wachovia Auto Loan Owner Trust 5.650% 02/20/13	700,000	695,002
Total Asset-Backed Securities (cost of $9,570,782)		9,319,010
COMMERCIAL MORTGAGE-BACKED SECURITIES—4.8%
Asset Securitization Corp. 6.750% 02/14/43	891,620	894,582
JPMorgan Chase Commercial Mortgage Securities Corp. 5.466% 06/12/47 (b)	1,000,000	964,300

	Par	Value
JPMorgan Commercial Mortgage Finance Corp. 7.400% 07/15/31	$1,675,414	$1,716,386
LB Commercial Conduit Mortgage Trust 6.590% 02/18/30	1,500,000	1,504,092
6.210% 10/15/35	1,698,346	1,707,417
Structured Asset Securities Corp., I.O. 2.155% 02/25/28 (b)	983,863	27,041
Total Commercial Mortgage-Backed Securities (cost of $6,767,842)		6,813,818
COLLATERALIZED MORTGAGE OBLIGATIONS—3.2%
Agency—1.2%
Federal Home Loan Mortgage Corp. 6.000% 05/15/29	1,555,000	1,556,466
Federal National Mortgage Association 9.250% 03/25/18	37,489	39,862
		1,596,328
Non - Agency—2.0%
American Mortgage Trust 8.445% 09/27/22	4,040	2,437
Citicorp Mortgage Securities, Inc. 10.000% 08/25/17	5,441	5,424
Citigroup Mortgage Loan Trust, Inc. 5.836% 11/25/36 (b)	884,936	885,059
Comfed Savings Bank 8.338% 01/25/18 (b)(f)	12,174	609
First Horizon Asset Securities, Inc. 5.371% 11/25/33 (b)	855,474	768,076
GSMPS Mortgage Loan Trust 7.750% 09/19/27 (g)	458,967	478,095
Nomura Asset Acceptance Corp. 6.664% 05/25/36	780,000	689,364
Rural Housing Trust 6.330% 04/01/26	12,264	12,226
		2,841,290
Total Collateralized Mortgage Obligations (cost of $4,539,279)		4,437,618
CORPORATE FIXED-INCOME BONDS & NOTES—0.7%
Consumer Cyclical—0.1%
Auto Manufacturers—0.1%
Ford Motor Co. 7.450% 07/16/31	205,000	163,744
Financials—0.5%
Banks—0.3%
Bank of America Corp. 4.875% 01/15/13 (c)(e)	175,000	169,202

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Sovereign Bank 5.125% 03/15/13	$100,000	$96,452
U.S. Bancorp 3.125% 03/15/08	150,000	147,612
		413,266
Diversified Financial Services—0.2%
General Electric Capital Corp. 6.750% 03/15/32 (c)	100,000	108,497
Goldman Sachs Group, Inc. 4.125% 01/15/08	50,000	49,687
Household Finance Corp. 4.625% 01/15/08 (c)	50,000	49,806
JPMorgan Chase & Co. 7.875% 06/15/10	125,000	133,038
		341,028
		754,294
Utilities—0.1%
Electric—0.1%
Hydro Quebec 8.500% 12/01/29	75,000	100,639
Total Corporate Fixed-Income Bonds & Notes (cost of $1,028,620)		1,018,677
	Shares
SECURITIES LENDING COLLATERAL—27.9%
State Street Navigator Securities Lending Prime Portfolio (h)	39,165,095	39,165,095
Total Securities Lending Collateral (cost of $39,165,095)		39,165,095
	Par
SHORT-TERM OBLIGATION—21.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due 07/02/07 at 5.110%, collateralized by a U.S. Government Agency Obligation maturing 06/07/17, market value $30,835,000 (repurchase proceeds $30,233,291) (cost $30,229,000)	30,229,000	30,229,000
Total Short-Term Obligation (cost of $30,229,000)		30,229,000
Total Investments—163.2% (cost of $229,636,623) (i)		229,161,758
Other Assets & Liabilities, Net—(63.2)%		(88,763,344)
Net Assets—100.0%		$140,398,414

Notes to Investment Portfolio:

(a)  Security purchased on a delayed delivery basis.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2007.

(c)  All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $38,633,181.

(d)  A portion of this security with a market value of $154,873 is pledged as collateral for open futures contracts.

(e)  Investments in affiliates during the six months ended June 30, 2007: Security name: Bank of America Corp., 4.875% 01/15/13

Par as of 12/31/06:	$175,000
Par purchased:	—
Par sold:	—
Par as of 6/30/07:	175,000
Interest income earned:	4,266
Value at end of period:	169,202

Security name: MBNA Credit Card Master Note Trust, 4.450% 08/15/16

Par as of 12/31/06:	1,000,000
Par purchased:	—
Par sold:	—
Par as of 6/30/07:	1,000,000
Interest income earned:	22,250
Value at end of period:	930,102

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the value of this security, which is not illiquid, represents 0.3% of net assets.

(h)  Investment made with cash collateral received from securities lending activity.

(i)  Cost for federal income tax purposes is $231,330,650.

At June 30, 2007, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
5 Year U.S. Treasury Notes	74	$7,701,781	$7,703,275	Sept-2007	$1,494
U.S. Treasury Bonds	12	1,293,000	1,301,586	Sept-2007	8,586
					$10,080

At June 30, 2007, the asset allocation of the investment portfolio is as follows:

% of Net Assets
Mortgage-Backed Securities	53.5
Government & Agency Obligations	45.0
Asset-Backed Securities	6.6
Commercial Mortgage-Backed Securities	4.8
Collateralized Mortgage Obligations	3.2
Corporate Fixed-Income Bonds & Notes	0.7
113.8
Securities Lending Collateral	27.9
Short-Term Obligation	21.5
Other Assets & Liabilities, Net	(63.2)
100.0

Acronym	Name
I.O.	Interest Only

TBA	To Be Announced

See Accompanying Notes to Financial Statements.
6

Statement of Assets and Liabilities

Columbia Federal Securities Fund, Variable Series / June 30, 2007 (Unaudited)

Assets
Unaffiliated investments, at cost (including repurchase agreement)	$228,465,603
Affiliated investments, at cost	1,171,020
Total investments, at cost	229,636,623
Unaffiliated investments, at value (including securities on loan of $38,633,181)	$197,833,454
Affiliated investments, at value	1,099,304
Repurchase agreements	30,229,000
Total investments, at value	229,161,758
Cash	812
Receivable for:
Fund shares sold	1,917,715
Interest	1,651,946
Securities lending	4,762
Dollar roll income	21,978
Expense reimbursement due from Distributor	1,711
Deferred Trustees' compensation plan	16,422
Total Assets	232,777,104
Liabilities
Collateral on securities loaned	39,165,095
Payable for:
Investments purchased on a delayed delivery basis	52,974,766
Fund shares repurchased	28,306
Futures variation margin	34,750
Investment advisory fee	43,215
Administration fee	17,018
Transfer agent fee	7
Pricing and bookkeeping fees	15,260
Trustees' fees	55
Audit fee	22,561
Custody fee	2,438
Reports to shareholders	27,315
Chief compliance officer expenses	211
Distribution fee—Class B	16,813
Deferred Trustees' compensation plan	16,422
Deferred dollar roll fee income	7,211
Other liabilities	7,247
Total Liabilities	92,378,690
Net Assets	$140,398,414
Net Assets Consist of
Paid-in capital	$137,842,872
Undistributed net investment income	9,874,394
Accumulated net realized loss	(6,854,067)
Net unrealized appreciation (depreciation) on:
Investments	(474,865)
Futures contracts	10,080
Net Assets	$140,398,414
Class A:
Net assets	$59,943,579
Shares outstanding	5,701,593
Net asset value per share	$10.51
Class B:
Net assets	$80,454,835
Shares outstanding	7,718,313
Net asset value per share	$10.42

See Accompanying Notes to Financial Statements.
7

Statement of Operations

Columbia Federal Securities Fund, Variable Series
For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income
Interest	$3,766,512
Interest from affiliates	26,516
Dollar roll fee income	75,758
Securities loan income	15,481
Total Investment Income	3,884,267
Expenses
Investment advisory fee	274,385
Administration fee	108,310
Distribution fee—Class B	101,922
Transfer agent fee	143
Pricing and bookkeeping fees	48,385
Trustees' fees	8,936
Custody fee	7,440
Chief compliance officer expenses	211
Other expenses	47,175
Total Expenses	596,907
Fees reimbursed by Distributor—Class B	(14,371)
Custody earnings credit	(236)
Net Expenses	582,300
Net Investment Income	3,301,967
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Investments	(1,222,651)
Futures contracts	423,123
Net realized loss	(799,528)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,856,758)
Futures contracts	(229,275)
Net change in unrealized appreciation (depreciation)	(2,086,033)
Net Loss	(2,885,561)
Net Increase Resulting from Operations	$416,406

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets

Columbia Federal Securities Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Month Ended June 30, 2007	Year Ended December 31, 2006
Operations
Net investment income	$3,301,967	$7,335,739
Net realized gain (loss) on investments and futures contracts	(799,528)	(483,241)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(2,086,033)	(1,542,770)
Net Increase Resulting from Operations	416,406	5,309,728
Distributions Declared to Shareholders
From net investment income:
Class A	—	(3,898,193)
Class B	—	(4,725,402)
Total Distributions Declared to Shareholders	—	(8,623,595)
Share Transactions
Class A:
Subscriptions	755,397	648,688
Distributions reinvested	—	3,898,193
Redemptions	(6,698,156)	(19,461,552)
Net Decrease	(5,942,759)	(14,914,671)
Class B:
Subscriptions	4,141,370	3,283,419
Distributions reinvested	—	4,725,402
Redemptions	(7,492,146)	(15,445,503)
Net Decrease	(3,350,776)	(7,436,682)
Net Decrease from Share Transactions	(9,293,535)	(22,351,353)
Total Decrease in Net Assets	(8,877,129)	(25,665,220)
Net Assets
Beginning of period	149,275,543	174,940,763
End of period	$140,398,414	$149,275,543
Undistributed net investment income at end of period	$9,874,394	$6,572,427
Changes in Shares
Class A:
Subscriptions	71,495	61,552
Issued for distributions reinvested	—	378,833
Redemptions	(633,822)	(1,835,186)
Net Decrease	(562,327)	(1,394,801)
Class B:
Subscriptions	397,156	311,515
Issued for distributions reinvested	—	462,368
Redemptions	(715,519)	(1,469,225)
Net Decrease	(318,363)	(695,342)

See Accompanying Notes to Financial Statements.
9

Financial Highlights

Columbia Federal Securities Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2007		2006 (a)	2005		2004		2003	2002
Net Asset Value, Beginning of Period	$10.40		$10.64	$11.01		$11.12		$11.30	$10.78
Income from Investment Operations:
Net investment income (b)	0.23		0.47	0.40		0.44		0.45	0.44
Net realized and unrealized gain (loss) on investments and futures contracts	(0.21)		(0.12)	(0.15)		(0.01)		(0.19)	0.55
Total from Investment Operations	0.02		0.35	0.25		0.43		0.26	0.99
Less Distributions Declared to Shareholders:
From net investment income	—		(0.59)	(0.58)		(0.53)		(0.44)	(0.47)
From net realized gains	—		—	(0.04)		(0.01)		—	—
Total Distributions Declared to Shareholders	0.00		(0.59)	(0.62)		(0.54)		(0.44)	(0.47)
Net Asset Value, End of Period	$10.42		$10.40	$10.64		$11.01		$11.12	$11.30
Total return (c)(d)(e)	0.19	%(f)	3.39%	2.43%		3.92%		2.32%	9.59%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	0.90	%(h)	0.90%	0.88%		0.90%		0.90%	0.90%
Waiver/Reimbursement	0.04	%(h)	0.01%	—	%(i)	—	%(i)	0.01%	0.01%
Net investment income (g)	4.48	%(h)	4.48%	3.74%		4.02%		3.99%	4.03%
Portfolio turnover rate	43	%(f)	89%	127%		14%		47%	69%
Net assets end of period (000's)	$80,455		$83,616	$92,884		$103,141		$109,616	$102,671

(a)  On May 1, 2006, Liberty Federal Securities Fund, Variable Series was renamed Columbia Federal Securities Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
10

Notes to Financial Statements

Columbia Federal Securities Fund, Variable Series / June 30, 2007 (Unaudited)

Note 1. Organization

Columbia Federal Securities Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust") is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust on June 9, 1987.

Investment Goal—The Fund seeks the highest possible level of current income, consistent with safety of principal and maintenance of liquidity.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at "fair value" as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Futures Contracts—The Fund may invest in futures contracts to gain or reduce exposure to particular securities or segments of the bond markets. Futures contracts are financial instruments whose values depend on, or are derived from, the value of the underlying security, index or currency. The Fund may use equity futures to gain exposure to groups of stocks or individual issuers. The Fund may use futures to invest cash pending direct investments in stocks and to enhance its return. A future is an agreement to buy or sell a

11

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2007 (Unaudited)

specific amount of a financial instrument or commodity for an agreed upon price at a certain time in the future. The Fund may also use futures and options on futures to decrease equity exposure or to adjust the duration of its fixed-income security holdings. Investments in futures are relatively efficient since they typically cost less than direct investments in the underlying securities. However, the Fund may lose money if the advisor does not correctly anticipate the market movements of those underlying securities. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Mortgage Dollar Roll Transactions—The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund's policy is to record the components of mortgage dollar rolls using "to be announced" mortgage-backed securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instrument which the Fund is required to repurchase may be worth less than an instrument which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the investment advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Delayed Delivery Securities—The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Interest Only Securities—The Fund may invest in Interest Only Securities ("IO"). IO's are stripped mortgage backed securities entitled to receive all of the security's interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the pay down of principal.

Income Recognition—Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on debt securities. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be

12

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2007 (Unaudited)

subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
Ordinary Income*	$8,623,595
Long-Term Capital Gains	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$1,171,721
Unrealized depreciation	(3,340,613)
Net unrealized depreciation	$(2,168,892)

The following capital loss carryforwards, determined as of December 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2013	$3,041,594
2014	2,884,088
$5,925,682

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.38%
$500 million to $1 billion	0.33%
$1 billion to $1.5 billion	0.30%
$1.5 billion to $3 billion	0.27%
$3 billion to $6 billion	0.26%
Over $6 billion	0.25%

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.38% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street

13

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2007 (Unaudited)

Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amounts paid and payable to affiliates by the Fund under these agreements were $7,555 and $1,856, respectively.

For the six months ended June 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.067% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.20% when the total operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 0.90% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of securities, excluding

14

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2007 (Unaudited)

short-term obligations, were $71,068,658 and $86,755,199 respectively, of which $65,419,402 and $78,886,700 respectively, were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under these arrangements.

Note 7. Securities Lending

The Fund commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 8. Disclosure of Significant Risks and Contingencies

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the

15

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2007 (Unaudited)

United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 17, 2007, the District Court entered an amended preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

16

Important Information About This Report

A description of the policies and procedures that Columbia Federal Securities Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund. This material must be preceded or accompanied by a current prospectus.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Large Cap Value Fund, Variable Series

Columbia Funds Variable Insurance Trust

Class A

2007 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Large Cap Value Fund, Variable Series / June 30, 2007

Columbia Large Cap Value Fund, Variable Series seeks long-term growth and income.

Lori J. Ensinger, Diane L. Sobin, David I. Hoffman and Noah Petrucci are co-managers of the fund.

Summary

•  For the six-month period that ended June 30, 2007, Columbia Large Cap Value Fund, Variable Series outperformed the Russell 1000 Value Index.1 The fund's return was generally in line with the average return for funds in its peer group, the Morningstar Large Value VIT Category.2 A combination of strong stock selection and sector allocation accounted for the fund's solid performance edge over its benchmark.

•  The fund's investments in the financials, utilities and consumer staples sectors aided performance. In the financials sector, the fund managed to avoid some of the weakest performers and gained further ground by an emphasis on insurance companies. Within insurance, ACE Ltd. (2.2% of net assets) generated higher-than-expected earnings. The company benefited from strong underwriting and investment income. In addition, the fund's position in Prudential Financial, Inc. (1.1% of net assets) did well. The company reported solid earnings growth based on favorable results from its investment management business and expected gains from its retirement business. The fund was overweight relative to the index in the utilities sector, which did well during the period. Within utilities, Public Service Enterprise Group, Inc. (1.1% of net assets) continued to rise as investors responded favorably to the company's earnings growth and margin expansion. Within consumer staples, both Loews Corp.-Carolina Group—a tobacco company—and Tyson Foods, Inc., a food company, contributed to returns (1.9% and 0.4% of net assets, respectively). Tyson's stock rose 40% for the period as all divisions reached profitability for the first time in two years. By contrast, consumer discretionary stocks detracted from returns. Homebuilders Lennar Corp. (0.4% of net assets) and Centex Corp. were off nearly 30%. The fund had more exposure than the index to both names. We sold Centex but maintained our stake in Lennar.

•  We plan to continue to focus on bottom-up stock selection, seeking companies that demonstrate the ability to expand top-line growth and to leverage operations to expand their profit margins. As such, we have found attractive companies within consumer staples, financials and technology. Conversely, we had less exposure than the index to companies within the materials and consumer discretionary sectors.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of June 30, 2007, and are subject to change.

1  The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  ©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Performance Information

Columbia Large Cap Value Fund, Variable Series / June 30, 2007

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed, at which time taxes will become due.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these charges, they would be lower.

Average annual total return as of June 30, 2007 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (07/05/94)	7.09	20.18	10.33	8.23
Russell 1000 Value Index	6.23	21.87	13.31	9.87

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/06	06/30/07
Class A	19.61	21.00

Annual operating expense ratio (%)*
Class A	0.87

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including or excluding fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Total return performance includes changes in share price and reinvestment of all distributions. The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Large Cap Value Fund, Variable Series / June 30, 2007

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000.00 which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/07 – 06/30/07	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,070.91	1,020.83	4.11	4.01	0.80

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Large Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS—98.2%
Consumer Discretionary—5.5%
Hotels, Restaurants & Leisure—0.8%
McDonald's Corp.	40,305	$2,045,882
Household Durables—2.4%
Lennar Corp., Class A	30,800	1,126,048
Newell Rubbermaid, Inc.	88,600	2,607,498
Sony Corp., ADR	50,400	2,589,048
		6,322,594
Media—0.4%
Time Warner, Inc.	45,300	953,112
Multiline Retail—1.2%
J.C. Penney Co., Inc.	43,500	3,148,530
Specialty Retail—0.7%
Home Depot, Inc.	49,600	1,951,760
Consumer Staples—9.4%
Beverages—1.0%
Diageo PLC, ADR	31,257	2,604,021
Food & Staples Retailing—1.3%
Sysco Corp.	62,900	2,075,071
Wal-Mart Stores, Inc.	26,900	1,294,159
		3,369,230
Food Products—1.9%
ConAgra Foods, Inc.	137,600	3,695,936
Tyson Foods, Inc., Class A	49,400	1,138,176
		4,834,112
Household Products—0.5%
Colgate-Palmolive Co.	19,300	1,251,605
Personal Products—0.7%
Avon Products, Inc.	50,900	1,870,575
Tobacco—4.0%
Altria Group, Inc.	78,516	5,507,112
Loews Corp. - Carolina Group	63,900	4,937,553
		10,444,665
Energy—13.3%
Energy Equipment & Services—2.4%
ENSCO International, Inc.	13,700	835,837
Halliburton Co.	80,048	2,761,656
National-Oilwell Varco, Inc. (a)	10,200	1,063,248
Weatherford International Ltd. (a)	30,700	1,695,868
		6,356,609
Oil, Gas & Consumable Fuels—10.9%
ConocoPhillips	56,986	4,473,401
Exxon Mobil Corp.	152,894	12,824,749
Hess Corp.	40,900	2,411,464
Newfield Exploration Co. (a)	29,600	1,348,280
Occidental Petroleum Corp.	102,300	5,921,124
Valero Energy Corp.	17,800	1,314,708
		28,293,726

	Shares	Value
Financials—34.3%
Capital Markets—4.2%
Merrill Lynch & Co., Inc.	29,789	$2,489,765
Morgan Stanley	45,400	3,808,152
State Street Corp.	68,600	4,692,240
		10,990,157
Commercial Banks—8.9%
Barclays PLC, ADR	44,200	2,465,918
Marshall & Ilsley Corp.	53,781	2,561,589
PNC Financial Services Group, Inc.	43,990	3,148,804
SunTrust Banks, Inc.	11,900	1,020,306
U.S. Bancorp	157,646	5,194,436
Wachovia Corp.	63,789	3,269,186
Wells Fargo & Co.	160,710	5,652,171
		23,312,410
Diversified Financial Services—8.0%
CIT Group, Inc.	43,300	2,374,139
Citigroup, Inc.	187,655	9,624,825
JPMorgan Chase & Co.	183,892	8,909,567
		20,908,531
Insurance—9.1%
ACE Ltd.	90,300	5,645,556
Ambac Financial Group, Inc.	53,576	4,671,291
American International Group, Inc.	26,996	1,890,530
Genworth Financial, Inc., Class A	81,217	2,793,865
Hartford Financial Services Group, Inc.	33,365	3,286,786
Loews Corp.	51,100	2,605,078
Prudential Financial, Inc.	28,200	2,741,886
		23,634,992
Real Estate Investment Trusts (REITs)—1.8%
General Growth Properties, Inc.	35,400	1,874,430
Plum Creek Timber Co., Inc. (b)	49,600	2,066,336
ProLogis	12,800	728,320
		4,669,086
Thrifts & Mortgage Finance—2.3%
Fannie Mae	59,000	3,854,470
Washington Mutual, Inc.	49,500	2,110,680
		5,965,150
Health Care—7.0%
Health Care Providers & Services—2.5%
Aetna, Inc.	27,276	1,347,435
CIGNA Corp.	37,133	1,939,085
McKesson Corp.	32,200	1,920,408
Medco Health Solutions, Inc. (a)	17,000	1,325,830
		6,532,758
Life Sciences Tools & Services—0.7%
Thermo Fisher Scientific, Inc. (a)	37,900	1,960,188
Pharmaceuticals—3.8%
Johnson & Johnson	47,400	2,920,788
Merck & Co., Inc.	86,500	4,307,700
Pfizer, Inc.	102,445	2,619,518
		9,848,006

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Industrials—8.6%
Aerospace & Defense—3.4%
Goodrich Corp.	27,000	$1,608,120
L-3 Communications Holdings, Inc.	34,900	3,398,911
United Technologies Corp.	56,330	3,995,487
		9,002,518
Electrical Equipment—0.6%
ABB Ltd., ADR	66,308	1,498,561
Industrial Conglomerates—4.6%
General Electric Co.	312,988	11,981,180
Information Technology—5.3%
Computers & Peripherals—2.1%
Hewlett-Packard Co.	122,600	5,470,412
Electronic Equipment & Instruments—0.6%
Agilent Technologies, Inc. (a)	42,500	1,633,700
Semiconductors & Semiconductor Equipment—2.6%
Fairchild Semiconductor International, Inc. (a)	85,100	1,644,132
Intersil Corp., Class A	41,500	1,305,590
NVIDIA Corp. (a)	50,000	2,065,500
Texas Instruments, Inc.	45,300	1,704,639
		6,719,861
Materials—2.3%
Construction Materials—0.4%
Vulcan Materials Co.	9,200	1,053,768
Containers & Packaging—0.2%
Crown Holdings, Inc. (a)	20,751	518,152
Metals & Mining—1.1%
Alcoa, Inc.	67,700	2,743,881
Paper & Forest Products—0.6%
Weyerhaeuser Co.	21,500	1,696,995
Telecommunication Services—5.8%
Diversified Telecommunication Services—5.8%
AT&T, Inc.	253,284	10,511,286
Qwest Communications International, Inc. (a)(b)	207,300	2,010,810
Verizon Communications, Inc.	61,945	2,550,276
		15,072,372
Utilities—6.7%
Electric Utilities—3.8%
Entergy Corp.	13,419	1,440,530
Exelon Corp.	17,700	1,285,020
FPL Group, Inc.	53,700	3,046,938
PPL Corp.	61,300	2,868,227
Reliant Energy, Inc. (a)	52,400	1,412,180
		10,052,895

	Shares	Value
Independent Power Producers & Energy Traders—1.0%
Constellation Energy Group, Inc.	14,900	$1,298,833
Mirant Corp. (a)	29,600	1,262,440
		2,561,273
Multi-Utilities—1.9%
PG&E Corp.	46,230	2,094,219
Public Service Enterprise Group, Inc.	32,386	2,842,843
		4,937,062
Total Common Stocks (cost of $210,138,268)		256,210,329
	Par
CONVERTIBLE BOND—1.4%
Consumer Discretionary—1.4%
Media—1.4%
Liberty Media Corp. 0.750% 03/30/23	$3,100,000	3,789,750
Total Convertible Bond (cost of $3,383,768)		3,789,750
	Shares
SECURITIES LENDING COLLATERAL—1.9%
State Street Navigator Securities Lending Prime Portfolio (c)	4,958,096	4,958,096
Total Securities Lending Collateral (cost of $4,958,096)		4,958,096
	Par
SHORT-TERM OBLIGATION—1.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 4.160%, collateralized by a U.S. Treasury Obligation maturing 02/15/21, market value of $3,071,150 (repurchase proceeds $3,008,042)	$3,007,000	3,007,000
Total Short-Term Obligation (cost of $3,007,000)		3,007,000
Total Investments—102.7% (cost of $221,487,132 (d)		267,965,175
Other Assets & Liabilities, Net—(2.7)%		(7,005,903)
Net Assets—100.0%		$260,959,272

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $3,758,142.

(c)  Investment made with cash collateral received from securities lending activity.

(d)  Cost for federal income tax purposes is $221,487,132.

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

At June 30, 2007, the Fund held investments in the following sectors:

% of Net Assets
Financials	34.3
Energy	13.3
Consumer Staples	9.4
Industrials	8.6
Health Care	7.0
Consumer Discretionary	6.9
Utilities	6.7
Telecommunication Services	5.8
Information Technology	5.3
Materials	2.3
99.6
Securities Lending Collateral	1.9
Short-Term Obligation	1.2
Other Assets & Liabilities, Net	(2.7)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
6

Statement of Assets and Liabilities

Columbia Large Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

Assets
Investments, at cost	$221,487,132
Investments, at value (including securities on loan of $3,758,142)	$267,965,175
Receivable for:
Investments sold	2,760,190
Interest	6,572
Dividends	368,022
Foreign tax reclaims	92
Securities lending income	702
Expense reimbursement due from Investment Advisor	14,249
Deferred Trustees' compensation plan	34,635
Total Assets	271,149,637
Liabilities
Payable to custodian bank	1,146,365
Collateral on securities loaned	4,958,096
Payable for:
Investments purchased	3,046,361
Fund shares repurchased	702,247
Investment advisory fee	169,458
Pricing and bookkeeping fees	9,745
Deferred Trustees' fees	44,467
Custody fee	4,169
Reports to shareholders	33,414
Distribution fee — Class B	9,089
Chief compliance officer expenses	232
Deferred Trustees' compensation plan	34,635
Other liabilities	32,087
Total Liabilities	10,190,365
Net Assets	$260,959,272
Net Assets Consist of
Paid-in capital	$184,220,030
Undistributed net investment income	5,412,099
Accumulated net realized gain	24,849,100
Net unrealized appreciation on investments	46,478,043
Net Assets	$260,959,272
Class A:
Net assets	$218,569,159
Shares outstanding	10,406,722
Net asset value per share	$21.00
Class B:
Net assets	$42,390,113
Shares outstanding	2,028,233
Net asset value per share	$20.90

See Accompanying Notes to Financial Statements.
7

Statement of Operations

Columbia Large Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income
Dividends	$2,917,552
Interest	53,728
Securities lending	54,225
Total Investment Income (net of foreign taxes withheld of $21,407)	3,025,505
Expenses
Investment advisory fee	1,032,172
Distribution fee — Class B	53,478
Transfer agent fee	183
Pricing and bookkeeping fees	48,033
Trustees' fees	10,583
Custody fee	8,749
Chief compliance officer expenses	232
Other expenses	54,249
Total Operating Expenses	1,207,679
Interest expense	641
Total Expenses	1,208,320
Fees and expenses waived or reimbursed by Investment Advisor	(81,815)
Fees waived by Distributor — Class B	(4,278)
Net Expenses	1,122,227
Net Investment Income	1,903,278
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	25,728,485
Net change in unrealized appreciation on investments	(9,003,427)
Net Gain	16,725,058
Net Increase Resulting from Operations	$18,628,336

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets

Columbia Large Cap Value Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2007	Year Ended December 31, 2006
Operations
Net investment income	$1,903,278	$3,592,015
Net realized gain on investments	25,728,485	23,402,063
Net change in unrealized appreciation (depreciation) on investments	(9,003,427)	12,103,639
Net Increase Resulting from Operations	18,628,336	39,097,717
Distributions Declared to Shareholders
From net investment income:
Class A	—	(3,144,280)
Class B	—	(478,605)
Total Distributions Declared to Shareholders	—	(3,622,885)
Share Transactions
Class A:
Subscriptions	4,479,780	7,568,971
Proceeds received in connection with merger	—	87,377,327
Distributions reinvested	—	3,144,280
Redemptions	(32,956,900)	(66,209,795)
Net Increase (Decrease)	(28,477,120)	31,880,783
Class B:
Subscriptions	1,259,794	1,681,100
Distributions reinvested	—	478,605
Redemptions	(5,408,762)	(7,453,794)
Net Decrease	(4,148,968)	(5,294,089)
Net Increase (Decrease) from Share Transactions	(32,626,088)	26,586,694
Total Increase (Decrease) in Net Assets	(13,997,752)	62,061,526
Net Assets
Beginning of period	274,957,024	212,895,498
End of period	$260,959,272	$274,957,024
Undistributed net investment income at end of period	$5,412,099	$3,508,821
Changes in Shares
Class A:
Subscriptions	221,587	413,988
Issued in connection with merger	—	4,758,151
Issued for distributions reinvested	—	175,952
Redemptions	(1,612,281)	(3,679,635)
Net Increase (Decrease)	(1,390,694)	1,668,456
Class B:
Subscriptions	62,009	92,910
Issued for distributions reinvested	—	26,873
Redemptions	(265,578)	(415,923)
Net Deccrease	(203,569)	(296,140)

See Accompanying Notes to Financial Statements.
9

Financial Highlights

Columbia Large Cap Value Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended		Year Ended December 31,
	June 30,
	2007		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$19.61		$16.83		$15.82		$14.15		$11.97		$15.55
Income from Investment Operations:
Net investment income (b)	0.15		0.26		0.26		0.25		0.21		0.15
Net realized and unrealized gain (loss) on investments	1.24		2.77		0.75		1.70		2.16		(3.56)
Total from Investment Operations	1.39		3.03		1.01		1.95		2.37		(3.41)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.25)		—		(0.28)		(0.19)		(0.17)
Net Asset Value, End of Period	$21.00		$19.61		$16.83		$15.82		$14.15		$11.97
Total return (c)(d)	7.09	%(e)(f)	18.16	%(e)	6.38	%(e)(g)	13.76	%(e)	19.79	%(e)	(21.95)%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	0.80	%(h)	0.80	%(i)	0.80	%(i)	0.76	%(i)	0.80	%(i)	0.88	%(i)
Interest expense	—	%(h)(j)	—		—		—		—		—
Net expenses	0.80	%(h)	0.80	%(i)	0.80	%(i)	0.76	%(i)	0.80	%(i)	0.88	%(i)
Waiver/reimbursement	0.06	%(h)	0.07%		0.05%		0.11%		0.09%		—
Net investment income	1.46	%(h)	1.45	%(i)	1.62	%(i)	1.68	%(i)	1.66	%(i)	1.08	%(i)
Portfolio turnover rate	46	%(f)	59%		73%		37%		73%		69%
Net assets, end of period (000's)	$218,569		$231,354		$170,489		$206,695		$216,923		$113,335

(a)  On May 1, 2006, Liberty Growth & Income Fund, Variable Series, was renamed Columbia Large Cap Value Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  Annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%

See Accompanying Notes to Financial Statements.
10

Notes to Financial Statements

Columbia Large Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

Note 1. Organization

Columbia Large Cap Value Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust on June 9, 1987.

Investment Goal—The Fund seeks long-term growth and income.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at "fair value" as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are

11

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
Ordinary Income*	$3,622,885
Long-Term Capital Gains	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$49,074,114
Unrealized depreciation	(2,596,071)
Net unrealized appreciation	$46,478,043

The following capital loss carryforwards, determined as of December 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2010	$3,645,359
2011	14,383,632
$18,028,991

Of the capital loss carryforwards attributable to the Fund, $3,645,359 (expiring December 31, 2010) remain from the merger with Liberty Value Fund, Variable Series.

Utilization of all of the Fund's remaining losses could be subject to limitations imposed by the Internal Revenue Code.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes- an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.77%
$500 million to $1 billion	0.72%
$1 billion to $1.5 billion	0.67%
$1.5 billion to $3 billion	0.62%
$3 billion to $6 billion	0.60%
Over $6 billion	0.58%

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.77% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and

12

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amount paid and payable to affiliates by the Fund under these agreements were $7,555 and $1,856, respectively.

For the six months ended June 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.036% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.80% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to waive the Class B distribution fees at the annual rate of 0.02% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $122,379,599 and $153,113,074 respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued

13

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the average daily loan balance outstanding on days where borrowing existed was $1,000,000 at a weighted average interest rate of 5.79%.

Note 7. Securities Lending

The Fund commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent, is paid to the Funds. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 8. Disclosure of Significant Risks and Contingencies

Sector Focus—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the

14

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 17, 2007, the District Court entered an amended preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

Note 9. Business Combinations and Mergers

On May 1, 2006, Nations Value Portfolio, a series of Nations Separate Account Trust, merged into Liberty Growth & Income Fund, Variable Series. Liberty Growth & Income Fund, Variable Series was then renamed Columbia Large Cap Value Fund, Variable Series. Liberty Growth & Income Fund, Variable Series received a tax-free transfer of assets from Nations Value Portfolio as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation[1]
4,758,151	$87,377,327	$17,940,626
Net Assets of Liberty Growth & Income Fund, Variable Series Prior to Combination	Net Assets of Nations Value Portfolio Immediately Prior to Combination	Net Assets of Liberty Growth & Income Fund, Variable Series Immediately After Combination
$211,442,555	$87,377,327	$298,819,882

1 Unrealized appreciation is included in the Net Assets Received.

15

Important Information About This Report

A description of the policies and procedures that Columbia Large Cap Value Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund. This material must be preceded or accompanied by a current prospectus.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Large Cap Value Fund,
Variable Series

(formerly Liberty Growth & Income Fund, Variable Series)

Columbia Funds Variable Insurance Trust

Class B

2007 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Large Cap Value Fund, Variable Series / June 30, 2007

Columbia Large Cap Value Fund, Variable Series seeks long-term growth and income.

Lori J. Ensinger, Diane L. Sobin, David I. Hoffman and Noah Petrucci are co-managers of the fund.

Summary

•  For the six-month period that ended June 30, 2007, Columbia Large Cap Value Fund, Variable Series outperformed the Russell 1000 Value Index.1 The fund's return was generally in line with the average return for funds in its peer group, the Morningstar Large Value VIT Category.2 A combination of strong stock selection and sector allocation accounted for the fund's solid performance edge over its benchmark.

•  The fund's investments in the financials, utilities and consumer staples sectors aided performance. In the financials sector, the fund managed to avoid some of the weakest performers and gained further ground by an emphasis on insurance companies. Within insurance, ACE Ltd. (2.2% of net assets) generated higher-than-expected earnings. The company benefited from strong underwriting and investment income. In addition, the fund's position in Prudential Financial, Inc. (1.1% of net assets) did well. The company reported solid earnings growth based on favorable results from its investment management business and expected gains from its retirement business. The fund was overweight relative to the index in the utilities sector, which did well during the period. Within utilities, Public Service Enterprise Group, Inc. (1.1% of net assets) continued to rise as investors responded favorably to the company's earnings growth and margin expansion. Within consumer staples, both Loews Corp.-Carolina Group—a tobacco company—and Tyson Foods, Inc., a food company, contributed to returns (1.9% and 0.4% of net assets, respectively). Tyson's stock rose 40% for the period as all divisions reached profitability for the first time in two years. By contrast, consumer discretionary stocks detracted from returns. Homebuilders Lennar Corp. (0.4% of net assets) and Centex Corp. were off nearly 30%. The fund had more exposure than the index to both names. We sold Centex but maintained our stake in Lennar.

•  We plan to continue to focus on bottom-up stock selection, seeking companies that demonstrate the ability to expand top-line growth and to leverage operations to expand their profit margins. As such, we have found attractive companies within consumer staples, financials and technology. Conversely, we had less exposure than the index to companies within the materials and consumer discretionary sectors.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of June 30, 2007, and are subject to change.

1  The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  ©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Performance Information

Columbia Large Cap Value Fund, Variable Series / June 30, 2007

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed, at which time taxes will become due.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these charges, they would be lower.

Average annual total return as of June 30, 2007 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (06/01/00) Russell 1000 Value Index	6.96 6.23	19.91 21.87	10.11 13.31	8.09 9.87

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/06	06/30/07
Class B	19.54	20.90

Annual operating expense ratio (%)*
Class B	1.12

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including or excluding fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Total return performance includes changes in share price and reinvestment of all distributions. The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Class B shares (newer class shares) performance information includes returns of the fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class of shares would be lower.

Inception date of Class A shares (oldest existing share class) is July 5, 1994.

2

Understanding Your Expenses

Columbia Large Cap Value Fund, Variable Series / June 30, 2007

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/07 – 06/30/07	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	1,069.62	1,019.69	5.29	5.16	1.03

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Large Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS—98.2%
Consumer Discretionary—5.5%
Hotels, Restaurants & Leisure—0.8%
McDonald's Corp.	40,305	$2,045,882
Household Durables—2.4%
Lennar Corp., Class A	30,800	1,126,048
Newell Rubbermaid, Inc.	88,600	2,607,498
Sony Corp., ADR	50,400	2,589,048
		6,322,594
Media—0.4%
Time Warner, Inc.	45,300	953,112
Multiline Retail—1.2%
J.C. Penney Co., Inc.	43,500	3,148,530
Specialty Retail—0.7%
Home Depot, Inc.	49,600	1,951,760
Consumer Staples—9.4%
Beverages—1.0%
Diageo PLC, ADR	31,257	2,604,021
Food & Staples Retailing—1.3%
Sysco Corp.	62,900	2,075,071
Wal-Mart Stores, Inc.	26,900	1,294,159
		3,369,230
Food Products—1.9%
ConAgra Foods, Inc.	137,600	3,695,936
Tyson Foods, Inc., Class A	49,400	1,138,176
		4,834,112
Household Products—0.5%
Colgate-Palmolive Co.	19,300	1,251,605
Personal Products—0.7%
Avon Products, Inc.	50,900	1,870,575
Tobacco—4.0%
Altria Group, Inc.	78,516	5,507,112
Loews Corp. - Carolina Group	63,900	4,937,553
		10,444,665
Energy—13.3%
Energy Equipment & Services—2.4%
ENSCO International, Inc.	13,700	835,837
Halliburton Co.	80,048	2,761,656
National-Oilwell Varco, Inc. (a)	10,200	1,063,248
Weatherford International Ltd. (a)	30,700	1,695,868
		6,356,609
Oil, Gas & Consumable Fuels—10.9%
ConocoPhillips	56,986	4,473,401
Exxon Mobil Corp.	152,894	12,824,749
Hess Corp.	40,900	2,411,464
Newfield Exploration Co. (a)	29,600	1,348,280
Occidental Petroleum Corp.	102,300	5,921,124
Valero Energy Corp.	17,800	1,314,708
		28,293,726

	Shares	Value
Financials—34.3%
Capital Markets—4.2%
Merrill Lynch & Co., Inc.	29,789	$2,489,765
Morgan Stanley	45,400	3,808,152
State Street Corp.	68,600	4,692,240
		10,990,157
Commercial Banks—8.9%
Barclays PLC, ADR	44,200	2,465,918
Marshall & Ilsley Corp.	53,781	2,561,589
PNC Financial Services Group, Inc.	43,990	3,148,804
SunTrust Banks, Inc.	11,900	1,020,306
U.S. Bancorp	157,646	5,194,436
Wachovia Corp.	63,789	3,269,186
Wells Fargo & Co.	160,710	5,652,171
		23,312,410
Diversified Financial Services—8.0%
CIT Group, Inc.	43,300	2,374,139
Citigroup, Inc.	187,655	9,624,825
JPMorgan Chase & Co.	183,892	8,909,567
		20,908,531
Insurance—9.1%
ACE Ltd.	90,300	5,645,556
Ambac Financial Group, Inc.	53,576	4,671,291
American International Group, Inc.	26,996	1,890,530
Genworth Financial, Inc., Class A	81,217	2,793,865
Hartford Financial Services Group, Inc.	33,365	3,286,786
Loews Corp.	51,100	2,605,078
Prudential Financial, Inc.	28,200	2,741,886
		23,634,992
Real Estate Investment Trusts (REITs)—1.8%
General Growth Properties, Inc.	35,400	1,874,430
Plum Creek Timber Co., Inc. (b)	49,600	2,066,336
ProLogis	12,800	728,320
		4,669,086
Thrifts & Mortgage Finance—2.3%
Fannie Mae	59,000	3,854,470
Washington Mutual, Inc.	49,500	2,110,680
		5,965,150
Health Care—7.0%
Health Care Providers & Services—2.5%
Aetna, Inc.	27,276	1,347,435
CIGNA Corp.	37,133	1,939,085
McKesson Corp.	32,200	1,920,408
Medco Health Solutions, Inc. (a)	17,000	1,325,830
		6,532,758
Life Sciences Tools & Services—0.7%
Thermo Fisher Scientific, Inc. (a)	37,900	1,960,188
Pharmaceuticals—3.8%
Johnson & Johnson	47,400	2,920,788
Merck & Co., Inc.	86,500	4,307,700
Pfizer, Inc.	102,445	2,619,518
		9,848,006

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Industrials—8.6%
Aerospace & Defense—3.4%
Goodrich Corp.	27,000	$1,608,120
L-3 Communications Holdings, Inc.	34,900	3,398,911
United Technologies Corp.	56,330	3,995,487
		9,002,518
Electrical Equipment—0.6%
ABB Ltd., ADR	66,308	1,498,561
Industrial Conglomerates—4.6%
General Electric Co.	312,988	11,981,180
Information Technology—5.3%
Computers & Peripherals—2.1%
Hewlett-Packard Co.	122,600	5,470,412
Electronic Equipment & Instruments—0.6%
Agilent Technologies, Inc. (a)	42,500	1,633,700
Semiconductors & Semiconductor Equipment—2.6%
Fairchild Semiconductor International, Inc. (a)	85,100	1,644,132
Intersil Corp., Class A	41,500	1,305,590
NVIDIA Corp. (a)	50,000	2,065,500
Texas Instruments, Inc.	45,300	1,704,639
		6,719,861
Materials—2.3%
Construction Materials—0.4%
Vulcan Materials Co.	9,200	1,053,768
Containers & Packaging—0.2%
Crown Holdings, Inc. (a)	20,751	518,152
Metals & Mining—1.1%
Alcoa, Inc.	67,700	2,743,881
Paper & Forest Products—0.6%
Weyerhaeuser Co.	21,500	1,696,995
Telecommunication Services—5.8%
Diversified Telecommunication Services—5.8%
AT&T, Inc.	253,284	10,511,286
Qwest Communications International, Inc. (a)(b)	207,300	2,010,810
Verizon Communications, Inc.	61,945	2,550,276
		15,072,372
Utilities—6.7%
Electric Utilities—3.8%
Entergy Corp.	13,419	1,440,530
Exelon Corp.	17,700	1,285,020
FPL Group, Inc.	53,700	3,046,938
PPL Corp.	61,300	2,868,227
Reliant Energy, Inc. (a)	52,400	1,412,180
		10,052,895

	Shares	Value
Independent Power Producers & Energy Traders—1.0%
Constellation Energy Group, Inc.	14,900	$1,298,833
Mirant Corp. (a)	29,600	1,262,440
		2,561,273
Multi-Utilities—1.9%
PG&E Corp.	46,230	2,094,219
Public Service Enterprise Group, Inc.	32,386	2,842,843
		4,937,062
Total Common Stocks (cost of $210,138,268)		256,210,329
	Par
CONVERTIBLE BOND—1.4%
Consumer Discretionary—1.4%
Media—1.4%
Liberty Media Corp. 0.750% 03/30/23	$3,100,000	3,789,750
Total Convertible Bond (cost of $3,383,768)		3,789,750
	Shares
SECURITIES LENDING COLLATERAL—1.9%
State Street Navigator Securities Lending Prime Portfolio (c)	4,958,096	4,958,096
Total Securities Lending Collateral (cost of $4,958,096)		4,958,096
	Par
SHORT-TERM OBLIGATION—1.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 4.160%, collateralized by a U.S. Treasury Obligation maturing 02/15/21, market value of $3,071,150 (repurchase proceeds $3,008,042)	$3,007,000	3,007,000
Total Short-Term Obligation (cost of $3,007,000)		3,007,000
Total Investments—102.7% (cost of $221,487,132 (d)		267,965,175
Other Assets & Liabilities, Net—(2.7)%		(7,005,903)
Net Assets—100.0%		$260,959,272

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $3,758,142.

(c)  Investment made with cash collateral received from securities lending activity.

(d)  Cost for federal income tax purposes is $221,487,132.

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

At June 30, 2007, the Fund held investments in the following sectors:

% of Net Assets
Financials	34.3
Energy	13.3
Consumer Staples	9.4
Industrials	8.6
Health Care	7.0
Consumer Discretionary	6.9
Utilities	6.7
Telecommunication Services	5.8
Information Technology	5.3
Materials	2.3
99.6
Securities Lending Collateral	1.9
Short-Term Obligation	1.2
Other Assets & Liabilities, Net	(2.7)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
6

Statement of Assets and Liabilities

Columbia Large Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

Assets
Investments, at cost	$221,487,132
Investments, at value (including securities on loan of $3,758,142)	$267,965,175
Receivable for:
Investments sold	2,760,190
Interest	6,572
Dividends	368,022
Foreign tax reclaims	92
Securities lending income	702
Expense reimbursement due from Investment Advisor	14,249
Deferred Trustees' compensation plan	34,635
Total Assets	271,149,637
Liabilities
Payable to custodian bank	1,146,365
Collateral on securities loaned	4,958,096
Payable for:
Investments purchased	3,046,361
Fund shares repurchased	702,247
Investment advisory fee	169,458
Pricing and bookkeeping fees	9,745
Deferred Trustees' fees	44,467
Custody fee	4,169
Reports to shareholders	33,414
Distribution fee — Class B	9,089
Chief compliance officer expenses	232
Deferred Trustees' compensation plan	34,635
Other liabilities	32,087
Total Liabilities	10,190,365
Net Assets	$260,959,272
Net Assets Consist of
Paid-in capital	$184,220,030
Undistributed net investment income	5,412,099
Accumulated net realized gain	24,849,100
Net unrealized appreciation on investments	46,478,043
Net Assets	$260,959,272
Class A:
Net assets	$218,569,159
Shares outstanding	10,406,722
Net asset value per share	$21.00
Class B:
Net assets	$42,390,113
Shares outstanding	2,028,233
Net asset value per share	$20.90

See Accompanying Notes to Financial Statements.
7

Statement of Operations

Columbia Large Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income
Dividends	$2,917,552
Interest	53,728
Securities lending	54,225
Total Investment Income (net of foreign taxes withheld of $21,407)	3,025,505
Expenses
Investment advisory fee	1,032,172
Distribution fee — Class B	53,478
Transfer agent fee	183
Pricing and bookkeeping fees	48,033
Trustees' fees	10,583
Custody fee	8,749
Chief compliance officer expenses	232
Other expenses	54,249
Total Operating Expenses	1,207,679
Interest expense	641
Total Expenses	1,208,320
Fees and expenses waived or reimbursed by Investment Advisor	(81,815)
Fees waived by Distributor — Class B	(4,278)
Net Expenses	1,122,227
Net Investment Income	1,903,278
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	25,728,485
Net change in unrealized appreciation on investments	(9,003,427)
Net Gain	16,725,058
Net Increase Resulting from Operations	$18,628,336

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets

Columbia Large Cap Value Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2007	Year Ended December 31, 2006
Operations
Net investment income	$1,903,278	$3,592,015
Net realized gain on investments	25,728,485	23,402,063
Net change in unrealized appreciation (depreciation) on investments	(9,003,427)	12,103,639
Net Increase Resulting from Operations	18,628,336	39,097,717
Distributions Declared to Shareholders
From net investment income:
Class A	—	(3,144,280)
Class B	—	(478,605)
Total Distributions Declared to Shareholders	—	(3,622,885)
Share Transactions
Class A:
Subscriptions	4,479,780	7,568,971
Proceeds received in connection with merger	—	87,377,327
Distributions reinvested	—	3,144,280
Redemptions	(32,956,900)	(66,209,795)
Net Increase (Decrease)	(28,477,120)	31,880,783
Class B:
Subscriptions	1,259,794	1,681,100
Distributions reinvested	—	478,605
Redemptions	(5,408,762)	(7,453,794)
Net Decrease	(4,148,968)	(5,294,089)
Net Increase (Decrease) from Share Transactions	(32,626,088)	26,586,694
Total Increase (Decrease) in Net Assets	(13,997,752)	62,061,526
Net Assets
Beginning of period	274,957,024	212,895,498
End of period	$260,959,272	$274,957,024
Undistributed net investment income at end of period	$5,412,099	$3,508,821
Changes in Shares
Class A:
Subscriptions	221,587	413,988
Issued in connection with merger	—	4,758,151
Issued for distributions reinvested	—	175,952
Redemptions	(1,612,281)	(3,679,635)
Net Increase (Decrease)	(1,390,694)	1,668,456
Class B:
Subscriptions	62,009	92,910
Issued for distributions reinvested	—	26,873
Redemptions	(265,578)	(415,923)
Net Deccrease	(203,569)	(296,140)

See Accompanying Notes to Financial Statements.
9

Financial Highlights

Columbia Large Cap Value Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2007		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$19.54		$16.78		$15.80		$14.14		$11.95		$15.53
Income from Investment Operations:
Net investment income (b)	0.12		0.22		0.22		0.21		0.18		0.13
Net realized and unrealized gain (loss) on investments	1.24		2.75		0.76		1.69		2.17		(3.56)
Total from Investment Operations	1.36		2.97		0.98		1.90		2.35		(3.43)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.21)		—		(0.24)		(0.16)		(0.15)
Net Asset Value, End of Period	$20.90		$19.54		$16.78		$15.80		$14.14		$11.95
Total return (c)(d)(e)	6.96	%(f)	17.85%		6.20	%(g)	13.46%		19.66%		(22.06)%
Ratios to Average Net Assets/Supplemental Data:
Net operating expenses	1.03	%(h)	1.03	%(i)	1.03	%(i)	0.99	%(i)	1.00	%(i)	1.00	%(i)
Interest expense	—	%(h)(j)	—		—		—		—		—
Net expenses	1.03	%(h)	1.03	%(i)	1.03	%(i)	0.99	%(i)	1.00	%(i)	1.00	%(i)
Waiver/reimbursement	0.08	%(h)	0.09%		0.07%		0.13%		0.14%		0.13%
Net investment income	1.22	%(h)	1.21	%(i)	1.39	%(i)	1.45	%(i)	1.46	%(i)	0.96	%(i)
Portfolio turnover rate	46	%(f)	59%		73%		37%		73%		69%
Net assets, end of period (000's)	$42,390		$43,603		$42,407		$46,396		$44,594		$27,756

(a)  On May 1, 2006, Liberty Growth & Income Fund, Variable Series, was renamed Columbia Large Cap Value Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Not annualized.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  Annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
10

Notes to Financial Statements

Columbia Large Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

Note 1. Organization

Columbia Large Cap Value Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust on June 9, 1987.

Investment Goal—The Fund seeks long-term growth and income.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at "fair value" as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are

11

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
Ordinary Income*	$3,622,885
Long-Term Capital Gains	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$49,074,114
Unrealized depreciation	(2,596,071)
Net unrealized appreciation	$46,478,043

The following capital loss carryforwards, determined as of December 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2010	$3,645,359
2011	14,383,632
$18,028,991

Of the capital loss carryforwards attributable to the Fund, $3,645,359 (expiring December 31, 2010) remain from the merger with Liberty Value Fund, Variable Series.

Utilization of all of the Fund's remaining losses could be subject to limitations imposed by the Internal Revenue Code.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes- an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.77%
$500 million to $1 billion	0.72%
$1 billion to $1.5 billion	0.67%
$1.5 billion to $3 billion	0.62%
$3 billion to $6 billion	0.60%
Over $6 billion	0.58%

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.77% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and

12

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amount paid and payable to affiliates by the Fund under these agreements were $7,555 and $1,856, respectively.

For the six months ended June 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.036% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.80% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to waive the Class B distribution fees at the annual rate of 0.02% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $122,379,599 and $153,113,074 respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued

13

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the average daily loan balance outstanding on days where borrowing existed was $1,000,000 at a weighted average interest rate of 5.79%.

Note 7. Securities Lending

The Fund commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent, is paid to the Funds. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 8. Disclosure of Significant Risks and Contingencies

Sector Focus—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the

14

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 17, 2007, the District Court entered an amended preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

Note 9. Business Combinations and Mergers

On May 1, 2006, Nations Value Portfolio, a series of Nations Separate Account Trust, merged into Liberty Growth & Income Fund, Variable Series. Liberty Growth & Income Fund, Variable Series was then renamed Columbia Large Cap Value Fund, Variable Series. Liberty Growth & Income Fund, Variable Series received a tax-free transfer of assets from Nations Value Portfolio as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation[1]
4,758,151	$87,377,327	$17,940,626
Net Assets of Liberty Growth & Income Fund, Variable Series Prior to Combination	Net Assets of Nations Value Portfolio Immediately Prior to Combination	Net Assets of Liberty Growth & Income Fund, Variable Series Immediately After Combination
$211,442,555	$87,377,327	$298,819,882

1 Unrealized appreciation is included in the Net Assets Received.

15

Important Information About This Report

A description of the policies and procedures that Columbia Large Cap Value Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund. This material must be preceded or accompanied by a current prospectus.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Money Market Fund,
Variable Series

Columbia Funds Variable Insurance Trust

2007 Semiannual Report

Performance Information

Columbia Money Market Fund, Variable Series / June 30, 2007

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The investment return will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed, at which time taxes will become due.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Total return performance includes changes in share price and reinvestment of all distributions.

Average annual total return as of June 30, 2007 (%)

	(cumulative) 6-month	1-year	5-year	10-year
The Fund (01/01/89)	2.48	5.03	2.41	3.49
Lipper Variable Underlying
Funds Money Market
Classification average	2.39	4.87	2.33	3.49

Inception date of the fund is in parentheses.

7-day yield  4.96%

Annual operating expense ratio (%)*

The Fund	0.60

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including or excluding fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share ($)	12/31/06	06/30/07
The Fund	1.00	1.00

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with similar investment objectives as those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Understanding Your Expenses

Columbia Money Market Fund, Variable Series / June 30, 2007

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expense. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/07 – 06/30/07	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
The Fund	1,000.00	1,000.00	1,024.79	1,022.56	2.26	2.26	0.45

Expenses paid during the period are equal to the annualized expense ratio for the fund, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

2

Investment Portfolio

Columbia Money Market Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
CORPORATE BONDS—36.3%
701 Green Valley Associates LLC LOC: Wachovia Bank N.A. 5.490% 01/01/18 (a)	$2,100,000	$2,100,000
American Express Credit Corp. 5.420% 03/05/08 (a)	5,000,000	5,000,000
Asscher Finance Corp. 5.500% 07/16/08 (b)	1,607,000	1,607,000
Barry-Wehmiller Group, Inc. LOC: Fifth Third Bank 5.370% 05/01/18 (a)	3,715,000	3,715,000
Basic Water Co. SPE1 LLC LOC: U.S. Bank N.A. 5.350% 08/01/24 (a)	7,809,000	7,809,000
Best One Tire & Services LLC LOC: Fifth Third Bank 5.370% 02/01/18 (a)	7,235,000	7,235,000
Cheyne Finance LLC 5.313% 03/25/08 (a)(b)	3,000,000	2,999,406
General Electric Capital Corp. 5.445% 10/17/07 (a)	5,000,000	5,000,000
Han Sung Industries LLC LOC: Wachovia Bank N.A. 5.420% 06/01/21 (a)	2,805,000	2,805,000
Kokomo Grain Co., Inc. LOC: General Electric Capital Corp. 5.340% 11/01/10 (a)(b)(c)	4,000,000	4,000,000
Long Term Capital LLC LOC: Wachovia Bank N.A. 5.490% 05/01/18 (a)	2,600,000	2,600,000
Max Daetwyler Corp. LOC: Wachovia Bank N.A. 5.540% 07/01/13 (a)	1,265,000	1,265,000
Merrill Lynch & Co., Inc. 5.300% 07/17/08 (a)	1,500,000	1,500,000
Morgan Stanley 5.410% 07/25/08 (a)	4,000,000	4,000,000
Northern Rock PLC 5.340% 07/03/08 (a)(b)	4,000,000	4,000,361
PS Greetings, Inc. LOC: ABN AMRO Bank 5.480% 12/01/33 (a)	85,000	85,000
Sanders CRS Exchange LLC LOC: Wells Fargo Bank N.A. 5.550% 10/01/23 (a)	585,000	585,000
SLM Corp. 5.330% 04/18/08 (a)(b)	3,000,000	2,999,527
Wells Fargo & Co. 5.330% 07/14/08 (a)(b)	5,000,000	5,000,000
White Pine Finance LLC 5.310% 05/19/08 (a)(b)	7,500,000	7,498,058
Total Corporate Bonds (cost of $71,803,352)		71,803,352

	Par	Value
COMMERCIAL PAPER—26.7%
Cheyne Finance LLC 5.210% 08/23/07 (b)(d)	$5,000,000	$4,961,649
Concord Minutemen Capital Co. LLC 5.300% 07/09/07 (d)	5,000,000	4,994,111
Countrywide Financial Corp. 5.300% 08/27/07 (d)	5,000,000	4,958,042
Harrier Finance Funding LLC 5.260% 09/10/07 (d)	5,000,000	4,948,130
Kestrel Funding US LLC 5.250% 07/19/07 (b)(d)	5,000,000	4,986,875
Long Island College Hospital LOC: Landesbank Hessen- Thuringen Girozentrale 5.400% 07/02/07 (d)	8,000,000	7,998,800
Manhattan Asset Funding Co. LLC 5.250% 07/13/07 (b)(d)	7,500,000	7,486,875
North Sea Funding LLC 5.245% 08/06/07 (b)(d)	3,000,000	2,984,265
Rhineland Funding Capital Corp. 5.280% 07/05/07 (b)(d)	7,500,000	7,495,600
Whistlejacket Capital LLC 5.260% 09/10/07 (d)	1,000,000	989,626
White Pine Finance LLC 5.260% 09/10/07 (d)	1,000,000	989,626
Total Commercial Paper (cost of $52,793,599)		52,793,599
EXTENDIBLE COMMERCIAL NOTES—15.4%
Brahms Funding Corp. 5.270% 07/16/07 (b)(d)	4,270,000	4,260,624
Citibank Credit Card Master Trust 5.255% 09/12/07 (b)(d)	7,500,000	7,420,080
KKR Pacific Funding Trust 5.310% 07/02/07 (b)(d)	7,500,000	7,498,894
Monument Gardens Funding LLC 5.430% 07/02/07 (b)(d)	4,728,000	4,727,287
Sandlot Funding LLC 5.270% 08/06/07 (b)(d)	6,000,000	5,968,380
5.280% 07/13/07 (b)(d)	665,000	663,829
Total Extendible Commercial Notes (cost of $30,539,094)		30,539,094
CERTIFICATES OF DEPOSIT—13.3%
Bank of Montreal 5.330% 11/20/07	2,000,000	2,000,000
Bank of Tokyo Mitsubishi Ltd. NY 5.320% 10/12/07	3,000,000	3,000,000
Barclays Bank PLC NY 5.340% 10/02/07	4,347,000	4,347,000
Canadian Imperial Bank of Commerce NY 5.410% 03/17/08 (a)	7,000,000	7,000,000

See Accompanying Notes to Financial Statements.
3

Investment Portfolio (continued)

Columbia Money Market Fund, Variable Series / June 30, 2007 (Unaudited)

	Par	Value
Credit Suisse NY 5.320% 10/16/07	$3,000,000	$3,000,000
5.420% 01/16/08	2,000,000	2,000,000
Natixis NY 5.410% 08/13/07 (a)	2,000,000	2,000,000
Societe Generale 5.335% 07/16/07	3,000,000	3,000,000
Total Certificates of Deposit (cost of $26,347,000)		26,347,000
MUNICIPAL BONDS—9.9%
Florida—2.0%
FL Hurricane Catastrophe Fund Series 2006 B, 5.330% 08/15/07 (a)	4,000,000	4,000,025
Illinois—1.2%
IL Upper River Valley Development Authority Series 2003 B, LOC: LaSalle Bank N.A., LOC: ABN AMRO Bank 5.420% 06/01/17 (a)	2,300,000	2,300,000
Michigan—0.1%
MI Housing Development Authority Canterbury Apartments Kalamazoo, Series 2003 B, LOC: FHLB 5.440% 06/01/38 (a)	71,000	71,000
New Hampshire—1.1%
NH Business Finance Authority Series 2002 B, SPA: Bank of New York 5.370% 11/01/20 (a)	2,211,000	2,211,000
New York—1.0%
NY Clinton County Industrial Development Agency Bombardier Corp., Series 1997 A, LOC: HSBC Bank USA N.A. 5.500% 12/01/10 (a)	2,020,000	2,020,000
North Carolina—3.0%
NC Downtown Renaissance, Inc. Imperial Centre Partners LP, Series 2004, LOC: RBC Centura Bank 5.350% 02/01/25 (a)	6,004,000	6,004,000

	Par	Value
Texas—1.5%
TX State Series 1994 A-2, SPA: DEPFA Bank PLC 5.300% 12/01/33 (a)	$2,900,000	$2,900,000
Total Municipal Bonds (cost of $19,506,025)		19,506,025
Total Investments—101.6% (cost of $200,989,070) (e)		200,989,070
Other Assets & Liabilities, Net—(1.6)%		(3,214,777)
Net Assets—100.0%		$197,774,293

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2007.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At June 30, 2007, these securities, which are not illiquid, amounted to $86,558,710, which represents 43.8% of net assets.

(c)  Illiquid security.

(d)  The rate shown represents the annualized yield at the date of purchase.

(e)  Cost for federal income tax purposes is $200,989,070.

At June 30, 2007, the asset allocation of the investment portfolio is as follows:

% of Net Assets
Corporate Bonds	36.3
Commerical Paper	26.7
Extendible Commerical Notes	15.4
Certificates of Deposit	13.3
Municipal Bonds	9.9
101.6
Other Assets & Liabilities, Net	(1.6)
100.0

Acronym	Name
FHLB	Federal Home Loan Bank

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.
4

Statement of Assets and Liabilities

Columbia Money Market Fund, Variable Series / June 30, 2007 (Unaudited)

Assets
Investments, at amortized cost approximating value	$200,989,070
Cash	788
Receivable for:
Fund shares sold	725,840
Interest	661,308
Expense reimbursement due from Investment Advisor	23,453
Deferred Trustees' compensation plan	21,482
Total Assets	202,421,941
Liabilities
Payable for:
Investments purchased	4,347,000
Fund shares repurchased	133,908
Distributions	3,780
Investment advisory fee	57,389
Administration fee	24,597
Transfer agent fee	29
Pricing and bookkeeping fees	11,668
Trustees' fees	537
Custody fee	3,389
Chief compliance officer expenses	220
Deferred Trustees' compensation plan	21,482
Other liabilities	43,649
Total Liabilities	4,647,648
Net Assets	$197,774,293
Net Assets Consist of
Paid-in capital	$197,784,530
Overdistributed net investment income	(3,874)
Accumulated net realized loss	(6,363)
Net Assets	$197,774,293
Shares outstanding	197,827,944
Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.
5

Statement of Operations

Columbia Money Market Fund, Variable Series
For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income
Interest	$5,392,209
Expenses
Investment advisory fee	349,642
Administration fee	149,846
Transfer agent fee	177
Pricing and bookkeeping fees	45,248
Trustees' fees	10,246
Custody fee	6,442
Chief compliance officer expenses	220
Other expenses	38,156
Total Expenses	599,977
Fees and expenses waived or reimbursed by Investment Advisor	(150,036)
Custody earnings credit	(402)
Net Expenses	449,539
Net Investment Income	4,942,670
Net Increase Resulting from Operations	$4,942,670

See Accompanying Notes to Financial Statements.
6

Statement of Changes in Net Assets

Columbia Money Market Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Month Ended June 30, 2007	Year Ended December 31, 2006
Operations
Net investment income	$4,942,670	$9,868,870
Net realized loss on investments	—	(4,651)
Net Increase Resulting from Operations	4,942,670	9,864,219
Distributions Declared to Shareholders
From net investment income	(4,942,670)	(9,868,870)
Share Transactions
Subscriptions	37,195,884	91,608,193
Distributions reinvested	4,938,889	9,868,840
Redemptions	(47,098,436)	(116,054,650)
Net Decrease from Share Transactions	(4,963,663)	(14,577,617)
Total Decrease in Net Assets	(4,963,663)	(14,582,268)
Net Assets
Beginning of period	202,737,956	217,320,224
End of period	$197,774,293	$202,737,956
Overdistributed net investment income at end of period	$(3,874)	$(3,874)
Changes in Shares
Subscriptions	37,195,884	91,608,193
Isssued for distributions reinvested	4,938,889	9,868,840
Redemptions	(47,098,435)	(116,054,651)
Net Decrease	(4,963,662)	(14,577,618)

See Accompanying Notes to Financial Statements.
7

Financial Highlights

Columbia Money Market Fund, Variable Series

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2007		2006 (a)		2005		2004	2003		2002
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000		$1.000
Income from Investment Operations:
Net investment income (b)	0.024		0.046		0.028		0.009	0.007		0.012
Less Distributions Declared to Shareholders:
From net investment income	(0.024)		(0.046)		(0.028)		(0.009)	(0.007)		(0.012)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000		$1.000
Total return (c)(d)	2.48	%(e)(f)	4.72	%(e)	2.81	%(e)	0.88%	0.69	%(e)	1.23%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	0.45	%(h)	0.45%		0.55%		0.57%	0.54%		0.65%
Waiver/reimbursement	0.15	%(h)	0.15%		0.04%		—	0.04%		—
Net investment income (g)	4.95	%(h)	4.62%		2.78%		0.87%	0.69%		1.25%
Net assets, end of period (000's)	$197,774		$202,738		$217,320		$209,420	$199,893		$258,903

(a)  On May 1, 2006, Liberty Money Market Fund, Variable Series was renamed Columbia Money Market Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of its expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.
8

Notes to Financial Statements

Columbia Money Market Fund, Variable Series / June 30, 2007 (Unaudited)

Note 1. Organization

Columbia Money Market Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, was organized as a Massachusetts business trust on June 9, 1987.

Investment Goal—The Fund seeks maximum current income, consistent with capital preservation and the maintenance of liquidity.

Fund Shares—The Trust may issue an unlimited number of shares. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on debt securities.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
Ordinary Income*	$9,868,870
Long-Term Capital Gains	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of December 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2012	$64
2013	1,240
2014	1,707
$3,011

9

Notes to Financial Statements (continued)

Columbia Money Market Fund, Variable Series / June 30, 2007 (Unaudited)

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.35%
$500 million to $1 billion	0.30%
Over $1 billion	0.25%

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.35% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amounts paid and payable to affiliates by the Fund under these agreements were $7,555 and $1,856, respectively.

For the six months ended June 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.045% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

10

Notes to Financial Statements (continued)

Columbia Money Market Fund, Variable Series / June 30, 2007 (Unaudited)

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of interest, taxes and extraordinary expenses, if any) will not exceed 0.45% annually of the Fund's average daily net assets. Columbia, at its discretion, may modify or terminate this arrangement at any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Disclosure of Significant Risks and Contingencies

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court

11

Notes to Financial Statements (continued)

Columbia Money Market Fund, Variable Series / June 30, 2007 (Unaudited)

dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 17, 2007, the District Court entered an amended preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

12

Important Information About This Report

A description of the policies and procedures that Columbia Money Market Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund. This material must be preceded or accompanied by a current prospectus.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia S&P 500 Index Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class A

2007 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007

Columbia S&P 500 Index Fund, Variable Series seeks capital appreciation by matching the performance of a benchmark index that measures the investment returns of stocks of large U.S. companies.

Vikram J. Kuriyan has been the fund's portfolio manager since August 2005.

Summary

• For the six-month period that ended June 30, 2007, Columbia S&P 500 Index Fund, Variable Series' performed slightly below its benchmark, the S&P 500 Index1. Its return was in line with the average return of its peer group, the Lipper Variable Underlying Funds S&P 500 Index Objectives Classification.2 The fund's positions closely approximate those in the benchmark and thus reflect the benchmark's performance. However, the fund incurs trading costs in seeking to maintain the appropriate weight of each security in the index, and its return is typically lower than that of the index. In addition, the fund may be required to sell securities to meet redemption demand or buy securities to invest new monies that come into the fund. The fund is managed to include all the holdings in the S&P 500 Index in approximately the same weights.

• Early in the six-month period, investor anxiety soared as coincident events sent stock prices lower and commodity prices higher: China's stock market declined sharply, the US subprime lending industry took a dive and Middle East tensions were ignited anew on news that Iran had detained British marines. In the United States, economic growth slowed while the Federal Reserve Board held the line on short-term interest rates, disappointing investors who had hoped for a rate cut. Despite these events, the US stock market advanced to new highs in the second quarter and rewarded investors after a rocky ride.

• For the six-month period, the best performing sectors in the S&P 500 Index were energy, materials and telecommunications services. Rising commodity prices—both oil and industrial metals—buoyed energy and materials sectors to double digit gains of 16.4% and 15.5%, respectively, for the period. Telecommunications stocks rebounded on the strength of rising profits, which reflect consolidation among traditional and wireless telephone companies. Financials were the weakest performing sector, returning negative 2.0%—the only one of ten S&P sectors with a negative return. Investors retreated from financials on concerns that turmoil in the subprime lending market could spill over to other areas of the sector. Both consumer discretionary and consumer staples sectors lagged the index average, with gains of 2.4% and 3.5%, respectively, as weaker economic growth raised concerns about consumer spending.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity funds are subject to stock market fluctuations that occur in response to economic and business developments.

The primary risks involved with investing in the fund include equity risk, market risk and tracking error risk. Unlike the S&P 500 Index, the fund incurs administrative expenses and transaction costs in trading stocks. The composition of the S&P 500 Index and the stocks held by the fund may occasionally diverge.

Holdings are disclosed as of June 30, 2007, and are subject to change.

1  The S&P 500 Index tracks the performance of 500 widely held, large capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed, at which time taxes will become due.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2007 (%)

	(cumulative) 6-month	1-year	5-year	Life
Class A (05/30/00)	6.77	20.04	10.13	2.23
S&P 500 Index[1]	6.96	20.59	10.71	2.93

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/06	06/30/07
Class A	12.40	13.24

Annual operating expense ratio (%)*
Class A	0.54

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including or excluding fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Total return performance includes changes in share price and reinvestment of all distributions. The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

1 Index performance for the life of the fund is from May 30, 2000.

2

Understanding Your Expenses

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/07 – 06/30/07	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,067.69	1,022.41	2.46	2.41	0.48

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS—100.7%
Consumer Discretionary—10.3%
Auto Components—0.2%
Goodyear Tire & Rubber Co. (a)(b)	791	$27,495
Johnson Controls, Inc.	762	88,217
		115,712
Automobiles—0.4%
Ford Motor Co. (b)	7,185	67,683
General Motors Corp. (b)	2,154	81,421
Harley-Davidson, Inc.	986	58,775
		207,879
Distributors—0.1%
Genuine Parts Co.	640	31,744
Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A (a)	543	31,727
H&R Block, Inc. (b)	1,229	28,722
		60,449
Hotels, Restaurants & Leisure—1.5%
Carnival Corp.	1,684	82,129
Darden Restaurants, Inc. (b)	546	24,019
Harrah's Entertainment, Inc.	724	61,728
Hilton Hotels Corp.	1,481	49,569
International Game Technology, Inc.	1,272	50,498
Marriott International, Inc., Class A	1,262	54,569
McDonald's Corp.	4,546	230,755
Starbucks Corp. (a)	2,821	74,023
Starwood Hotels & Resorts Worldwide, Inc. (a)	826	55,400
Wendy's International, Inc. (b)	325	11,944
Wyndham Worldwide Corp. (a)(b)	695	25,201
Yum! Brands, Inc.	2,016	65,963
		785,798
Household Durables—0.6%
Black & Decker Corp. (b)	263	23,225
Centex Corp.	464	18,606
D.R. Horton, Inc.	1,050	20,926
Fortune Brands, Inc. (b)	588	48,434
Harman International Industries, Inc.	250	29,200
KB Home (b)	305	12,008
Leggett & Platt, Inc. (b)	671	14,796
Lennar Corp., Class A (b)	535	19,560
Newell Rubbermaid, Inc.	1,055	31,049
Pulte Homes, Inc. (b)	800	17,960
Snap-On, Inc.	228	11,516
Stanley Works (b)	316	19,181
Whirlpool Corp. (b)	306	34,027
		300,488
Internet & Catalog Retail—0.2%
Amazon.com, Inc. (a)(b)	1,180	80,724
IAC/InterActiveCorp (a)(b)	845	29,245
		109,969
Leisure Equipment & Products—0.2%
Brunswick Corp. (b)	356	11,616
Eastman Kodak Co. (b)	1,097	30,530

	Shares	Value
Hasbro, Inc. (b)	617	$19,380
Mattel, Inc. (b)	1,510	38,188
		99,714
Media—3.4%
CBS Corp., Class B	2,798	93,229
Citadel Broadcasting Co.	1	6
Clear Channel Communications, Inc.	1,901	71,896
Comcast Corp., Class A (a)	11,890	334,347
DIRECTV Group, Inc. (a)	2,955	68,290
Dow Jones & Co., Inc.	247	14,190
EW Scripps Co. (b)	325	14,849
Gannett Co., Inc.	890	48,905
Interpublic Group of Companies, Inc. (a)(b)	1,794	20,452
McGraw-Hill Companies, Inc.	1,307	88,981
Meredith Corp.	152	9,363
New York Times Co., Class A (b)	537	13,640
News Corp., Class A	8,900	188,769
Omnicom Group, Inc.	1,280	67,738
Time Warner, Inc.	14,463	304,302
Tribune Co. (b)	332	9,761
Viacom, Inc., Class B (a)	2,623	109,195
Walt Disney Co.	7,560	258,098
		1,716,011
Multiline Retail—1.2%
Big Lots, Inc. (a)(b)	426	12,533
Dillard's, Inc., Class A (b)	237	8,515
Dollar General Corp.	1,214	26,611
Family Dollar Stores, Inc. (b)	567	19,460
J.C. Penney Co., Inc.	851	61,595
Kohl's Corp. (a)	1,227	87,154
Macy's, Inc.	1,749	69,575
Nordstrom, Inc.	865	44,219
Sears Holdings Corp. (a)	322	54,579
Target Corp.	3,250	206,700
		590,941
Specialty Retail—1.9%
Abercrombie & Fitch Co., Class A (b)	325	23,719
AutoNation, Inc. (a)(b)	584	13,105
Autozone, Inc. (a)(b)	173	23,635
Bed Bath & Beyond, Inc. (a)(b)	1,052	37,861
Best Buy Co., Inc.	1,546	72,152
Circuit City Stores, Inc. (b)	527	7,947
Gap, Inc.	2,031	38,792
Home Depot, Inc.	7,529	296,266
Limited Brands, Inc.	1,309	35,932
Lowe's Companies, Inc.	5,734	175,976
Office Depot, Inc. (a)	1,061	32,148
OfficeMax, Inc. (b)	290	11,397
RadioShack Corp. (b)	506	16,769
Sherwin-Williams Co.	413	27,452
Staples, Inc.	2,741	65,044
Tiffany & Co. (b)	529	28,069
TJX Companies, Inc.	1,725	47,438
		953,702

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc. (a)	1,405	$66,583
Jones Apparel Group, Inc.	406	11,469
Liz Claiborne, Inc. (b)	401	14,957
NIKE, Inc., Class B	1,437	83,763
Polo Ralph Lauren Corp.	225	22,075
V.F. Corp. (b)	348	31,870
		230,717
Consumer Staples—9.3%
Beverages—2.1%
Anheuser-Busch Companies, Inc.	2,896	151,055
Brown-Forman Corp., Class B (b)	307	22,436
Coca-Cola Co.	7,671	401,270
Coca-Cola Enterprises, Inc.	1,055	25,320
Constellation Brands, Inc., Class A (a)(b)	745	18,089
Molson Coors Brewing Co., Class B (b)	179	16,550
Pepsi Bottling Group, Inc.	507	17,076
PepsiCo, Inc.	6,223	403,561
		1,055,357
Food & Staples Retailing—2.3%
Costco Wholesale Corp.	1,712	100,186
CVS/Caremark Corp.	5,886	214,545
Kroger Co.	2,695	75,810
Safeway, Inc.	1,677	57,068
SUPERVALU, Inc.	803	37,195
Sysco Corp.	2,357	77,757
Wal-Mart Stores, Inc.	9,260	445,499
Walgreen Co.	3,811	165,931
Whole Foods Market, Inc. (b)	530	20,299
		1,194,290
Food Products—1.5%
Archer-Daniels-Midland Co.	2,488	82,328
Campbell Soup Co.	826	32,057
ConAgra Foods, Inc.	1,911	51,330
Dean Foods Co. (b)	495	15,776
General Mills, Inc.	1,311	76,589
H.J. Heinz Co.	1,234	58,578
Hershey Co.	652	33,004
Kellogg Co.	954	49,408
Kraft Foods, Inc., Class A	6,125	215,906
McCormick & Co., Inc. (b)	488	18,632
Sara Lee Corp.	2,811	48,911
Tyson Foods, Inc., Class A (b)	955	22,003
Wm. Wrigley Jr. Co. (b)	830	45,907
		750,429
Household Products—2.0%
Clorox Co.	591	36,701
Colgate-Palmolive Co.	1,954	126,717
Kimberly-Clark Corp.	1,736	116,121
Procter & Gamble Co.	12,024	735,749
		1,015,288

	Shares	Value
Personal Products—0.2%
Avon Products, Inc.	1,681	$61,777
Estee Lauder Companies, Inc., Class A	445	20,252
		82,029
Tobacco—1.2%
Altria Group, Inc.	8,017	562,312
Reynolds American, Inc. (b)	645	42,054
UST, Inc. (b)	604	32,441
		636,807
Energy—10.9%
Energy Equipment & Services—2.2%
Baker Hughes, Inc.	1,227	103,228
BJ Services Co.	1,117	31,767
ENSCO International, Inc. (b)	575	35,081
Halliburton Co.	3,492	120,474
Nabors Industries Ltd. (a)(b)	1,068	35,650
National-Oilwell Varco, Inc. (a)	685	71,404
Noble Corp.	502	48,955
Rowan Companies, Inc. (b)	430	17,621
Schlumberger Ltd.	4,492	381,551
Smith International, Inc.	775	45,446
Transocean, Inc. (a)	1,092	115,730
Weatherford International Ltd. (a)(b)	1,300	71,812
		1,078,719
Oil, Gas & Consumable Fuels—8.7%
Anadarko Petroleum Corp.	1,765	91,762
Apache Corp.	1,259	102,722
Chesapeake Energy Corp. (b)	1,570	54,322
Chevron Corp.	8,197	690,515
ConocoPhillips	6,243	490,075
CONSOL Energy, Inc.	685	31,585
Devon Energy Corp.	1,696	132,780
El Paso Corp.	2,674	46,073
EOG Resources, Inc.	925	67,581
Exxon Mobil Corp.	21,510	1,804,259
Hess Corp.	1,030	60,729
Marathon Oil Corp.	2,640	158,294
Murphy Oil Corp.	730	43,391
Occidental Petroleum Corp.	3,185	184,348
Peabody Energy Corp.	1,005	48,622
Spectra Energy Corp.	2,422	62,875
Sunoco, Inc.	453	36,095
Valero Energy Corp.	2,105	155,475
Williams Companies, Inc.	2,298	72,663
XTO Energy, Inc. (b)	1,475	88,648
		4,422,814
Financials—21.1%
Capital Markets—3.7%
Ameriprise Financial, Inc.	891	56,641
Bank of New York Co., Inc.	2,877	119,223

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Bear Stearns Companies, Inc.	457	$63,980
Charles Schwab Corp.	3,861	79,228
E*TRADE Financial Corp. (a)	1,640	36,228
Federated Investors, Inc., Class B	328	12,572
Franklin Resources, Inc.	623	82,529
Goldman Sachs Group, Inc.	1,562	338,563
Janus Capital Group, Inc. (b)	698	19,432
Legg Mason, Inc.	510	50,174
Lehman Brothers Holdings, Inc. (b)	2,042	152,170
Mellon Financial Corp.	1,581	69,564
Merrill Lynch & Co., Inc.	3,320	277,485
Morgan Stanley	4,028	337,869
Northern Trust Corp.	732	47,024
State Street Corp.	1,521	104,036
T. Rowe Price Group, Inc.	1,002	51,994
		1,898,712
Commercial Banks—3.8%
BB&T Corp.	2,060	83,801
Comerica, Inc.	593	35,266
Commerce Bancorp, Inc. (b)	730	27,003
Compass Bancshares, Inc.	505	34,835
Fifth Third Bancorp (b)	2,102	83,596
First Horizon National Corp. (b)	487	18,993
Huntington Bancshares, Inc.	1,401	31,859
KeyCorp	1,490	51,152
M&T Bank Corp.	300	32,070
Marshall & Ilsley Corp. (b)	995	47,392
National City Corp.	2,189	72,937
PNC Financial Services Group, Inc.	1,321	94,557
Regions Financial Corp.	2,694	89,171
SunTrust Banks, Inc.	1,357	116,349
Synovus Financial Corp.	1,241	38,099
U.S. Bancorp	6,627	218,359
Wachovia Corp.	7,302	374,227
Wells Fargo & Co.	12,757	448,664
Zions Bancorporation	415	31,918
		1,930,248
Consumer Finance—1.0%
American Express Co.	4,547	278,185
Capital One Financial Corp.	1,566	122,837
SLM Corp.	1,567	90,228
		491,250
Diversified Financial Services—5.1%
Bank of America Corp. (c)	16,930	827,708
Chicago Mercantile Exchange Holdings, Inc., Class A (b)	134	71,604
CIT Group, Inc.	725	39,752
Citigroup, Inc.	18,876	968,150
JPMorgan Chase & Co.	13,045	632,030
Moody's Corp. (b)	867	53,927
		2,593,171
Insurance—4.8%
ACE Ltd.	1,243	77,712
AFLAC, Inc.	1,875	96,375

	Shares	Value
Allstate Corp.	2,313	$142,273
Ambac Financial Group, Inc. (b)	386	33,655
American International Group, Inc.	9,906	693,717
Aon Corp. (b)	1,131	48,192
Assurant, Inc.	375	22,095
Chubb Corp.	1,527	82,672
Cincinnati Financial Corp.	651	28,253
Genworth Financial, Inc., Class A	1,600	55,040
Hartford Financial Services Group, Inc.	1,210	119,197
Lincoln National Corp.	1,046	74,214
Loews Corp.	1,704	86,870
Marsh & McLennan Companies, Inc.	2,123	65,558
MBIA, Inc. (b)	501	31,172
MetLife, Inc.	2,840	183,123
Principal Financial Group, Inc.	1,028	59,922
Progressive Corp.	2,820	67,483
Prudential Financial, Inc.	1,784	173,458
SAFECO Corp.	410	25,527
Torchmark Corp.	357	23,919
Travelers Companies, Inc.	2,539	135,837
Unum Group	1,309	34,178
XL Capital Ltd., Class A (b)	703	59,256
		2,419,698
Real Estate Investment Trusts (REITs)—1.2%
Apartment Investment & Management Co., Class A	375	18,907
Archstone-Smith Trust (b)	850	50,243
AvalonBay Communities, Inc.	310	36,853
Boston Properties, Inc.	455	46,469
Developers Diversified Realty Corp.	475	25,037
Equity Residential Property Trust	1,116	50,923
General Growth Properties, Inc.	925	48,979
Host Hotels & Resorts, Inc.	2,000	46,240
Kimco Realty Corp.	855	32,550
Plum Creek Timber Co., Inc.	666	27,746
ProLogis	990	56,331
Public Storage, Inc. (b)	480	36,874
Simon Property Group, Inc.	865	80,480
Vornado Realty Trust	505	55,469
		613,101
Real Estate Management & Development—0.1%
CB Richard Ellis Group, Inc., Class A (a)(b)	720	26,280
Thrifts & Mortgage Finance—1.4%
Countrywide Financial Corp.	2,269	82,478
Fannie Mae	3,727	243,485
Freddie Mac	2,526	153,328
Hudson City Bancorp, Inc.	1,850	22,607
MGIC Investment Corp. (b)	323	18,366
Sovereign Bancorp, Inc. (b)	1,375	29,068
Washington Mutual, Inc.	3,383	144,251
		693,583

See Accompanying Notes to Financial Statements.
6

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Health Care—11.7%
Biotechnology—1.2%
Amgen, Inc. (a)	4,423	$244,548
Biogen Idec, Inc. (a)	1,091	58,368
Celgene Corp. (a)	1,450	83,128
Genzyme Corp. (a)	1,002	64,529
Gilead Sciences, Inc. (a)	3,580	138,797
		589,370
Health Care Equipment & Supplies—1.7%
Bausch & Lomb, Inc. (b)	204	14,166
Baxter International, Inc.	2,478	139,610
Becton, Dickinson & Co.	934	69,583
Biomet, Inc.	932	42,611
Boston Scientific Corp. (a)	4,523	69,383
C.R. Bard, Inc. (b)	401	33,135
Hospira, Inc. (a)	605	23,619
Medtronic, Inc.	4,385	227,406
St. Jude Medical, Inc. (a)	1,302	54,020
Stryker Corp.	1,135	71,607
Varian Medical Systems, Inc. (a)	475	20,192
Zimmer Holdings, Inc. (a)	904	76,741
		842,073
Health Care Providers & Services—2.2%
Aetna, Inc.	1,959	96,775
AmerisourceBergen Corp.	722	35,717
Cardinal Health, Inc.	1,480	104,547
CIGNA Corp.	1,100	57,442
Coventry Health Care, Inc. (a)	595	34,302
Express Scripts, Inc. (a)	1,060	53,011
Humana, Inc. (a)	647	39,409
Laboratory Corp. of America Holdings (a)	440	34,434
Manor Care, Inc.	283	18,477
McKesson Corp.	1,129	67,334
Medco Health Solutions, Inc. (a)	1,070	83,449
Patterson Companies, Inc. (a)(b)	540	20,126
Quest Diagnostics, Inc. (b)	597	30,835
Tenet Healthcare Corp. (a)(b)	1,810	11,783
UnitedHealth Group, Inc.	5,123	261,990
WellPoint, Inc. (a)	2,342	186,962
		1,136,593
Health Care Technology—0.0%
IMS Health, Inc.	747	24,001
Life Sciences Tools & Services—0.3%
Applera Corp. - Applied Biosystems Group	689	21,042
Millipore Corp. (a)(b)	201	15,093
PerkinElmer, Inc.	452	11,779
Thermo Fisher Scientific, Inc. (a)	1,617	83,631
Waters Corp. (a)	394	23,388
		154,933
Pharmaceuticals—6.3%
Abbott Laboratories	5,881	314,928
Allergan, Inc.	1,194	68,822
Barr Pharmaceuticals, Inc. (a)	415	20,846

	Shares	Value
Bristol-Myers Squibb Co.	7,515	$237,173
Eli Lilly & Co.	3,761	210,165
Forest Laboratories, Inc. (a)	1,209	55,191
Johnson & Johnson	11,052	681,024
King Pharmaceuticals, Inc. (a)(b)	922	18,864
Merck & Co., Inc.	8,263	411,497
Mylan Laboratories, Inc. (b)	950	17,281
Pfizer, Inc.	26,803	685,353
Schering-Plough Corp.	5,677	172,808
Watson Pharmaceuticals, Inc. (a)	397	12,914
Wyeth	5,124	293,810
		3,200,676
Industrials—11.5%
Aerospace & Defense—2.7%
Boeing Co.	3,008	289,249
General Dynamics Corp.	1,550	121,241
Goodrich Corp.	485	28,887
Honeywell International, Inc.	2,984	167,940
L-3 Communications Holdings, Inc. (b)	485	47,234
Lockheed Martin Corp.	1,363	128,299
Northrop Grumman Corp.	1,320	102,788
Precision Castparts Corp.	525	63,714
Raytheon Co.	1,685	90,805
Rockwell Collins, Inc.	628	44,362
United Technologies Corp.	3,785	268,470
		1,352,989
Air Freight & Logistics—0.9%
C.H. Robinson Worldwide, Inc. (b)	650	34,138
FedEx Corp.	1,170	129,835
United Parcel Service, Inc., Class B	4,033	294,409
		458,382
Airlines—0.1%
Southwest Airlines Co. (b)	2,984	44,491
Building Products—0.2%
American Standard Companies, Inc.	675	39,812
Masco Corp.	1,435	40,854
		80,666
Commercial Services & Supplies—0.5%
Allied Waste Industries, Inc. (a)	966	13,002
Avery Dennison Corp. (b)	341	22,670
Cintas Corp.	507	19,991
Equifax, Inc. (b)	561	24,920
Monster Worldwide, Inc. (a)	500	20,550
Pitney Bowes, Inc. (b)	842	39,422
R.R. Donnelley & Sons Co.	846	36,810
Robert Half International, Inc. (b)	630	22,995
Waste Management, Inc.	1,985	77,514
		277,874
Construction & Engineering—0.1%
Fluor Corp. (b)	344	38,311

See Accompanying Notes to Financial Statements.
7

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Electrical Equipment—0.4%
Cooper Industries Ltd., Class A	708	$40,420
Emerson Electric Co.	3,026	141,617
Rockwell Automation, Inc. (b)	614	42,636
		224,673
Industrial Conglomerates—4.1%
3M Co.	2,744	238,152
General Electric Co. (d)	39,275	1,503,447
Textron, Inc.	491	54,064
Tyco International Ltd.	7,579	256,094
		2,051,757
Machinery—1.7%
Caterpillar, Inc.	2,434	190,582
Cummins, Inc. (b)	410	41,496
Danaher Corp. (b)	897	67,723
Deere & Co.	852	102,870
Dover Corp.	770	39,385
Eaton Corp.	556	51,708
Illinois Tool Works, Inc.	1,561	84,591
Ingersoll-Rand Co., Ltd., Class A	1,146	62,824
ITT Corp.	697	47,591
Paccar, Inc.	941	81,905
Pall Corp.	475	21,845
Parker Hannifin Corp.	436	42,689
Terex Corp. (a)	395	32,114
		867,323
Road & Rail—0.8%
Burlington Northern Santa Fe Corp.	1,352	115,109
CSX Corp.	1,671	75,329
Norfolk Southern Corp.	1,497	78,697
Ryder System, Inc.	239	12,858
Union Pacific Corp.	1,024	117,914
		399,907
Trading Companies & Distributors—0.0%
W.W. Grainger, Inc.	260	24,193
Information Technology—15.5%
Communications Equipment—2.7%
Avaya, Inc. (a)	1,718	28,931
Ciena Corp. (a)(b)	330	11,923
Cisco Systems, Inc. (a)	23,170	645,284
Corning, Inc. (a)	5,999	153,274
JDS Uniphase Corp. (a)(b)	800	10,744
Juniper Networks, Inc. (a)(b)	2,155	54,241
Motorola, Inc.	8,848	156,610
QUALCOMM, Inc.	6,368	276,308
Tellabs, Inc. (a)	1,671	17,980
		1,355,295
Computers & Peripherals—4.0%
Apple, Inc. (a)	3,292	401,756
Dell, Inc. (a)	8,679	247,785
EMC Corp.	8,011	144,999
Hewlett-Packard Co.	9,999	446,155

	Shares	Value
International Business Machines Corp. (b)	5,220	$549,405
Lexmark International, Inc., Class A (a)(b)	355	17,505
NCR Corp. (a)	695	36,515
Network Appliance, Inc. (a)	1,409	41,143
QLogic Corp. (a)	615	10,240
SanDisk Corp. (a)	875	42,823
Sun Microsystems, Inc. (a)	13,620	71,641
		2,009,967
Electronic Equipment & Instruments—0.2%
Agilent Technologies, Inc. (a)	1,518	58,352
Jabil Circuit, Inc. (b)	695	15,339
Molex, Inc. (b)	530	15,905
Solectron Corp. (a)(b)	3,441	12,663
Tektronix, Inc.	322	10,864
		113,123
Internet Software & Services—1.4%
eBay, Inc. (a)	4,310	138,696
Google, Inc., Class A (a)	826	432,312
VeriSign, Inc. (a)	930	29,509
Yahoo!, Inc. (a)	4,623	125,422
		725,939
IT Services—1.1%
Affiliated Computer Services, Inc., Class A (a)	385	21,837
Automatic Data Processing, Inc.	2,120	102,757
Cognizant Technology Solutions Corp., Class A (a)	555	41,675
Computer Sciences Corp. (a)	671	39,690
Convergys Corp. (a)	535	12,969
Electronic Data Systems Corp.	1,941	53,824
Fidelity National Information Services, Inc.	630	34,197
First Data Corp.	2,884	94,220
Fiserv, Inc. (a)	649	36,863
Paychex, Inc.	1,294	50,621
Unisys Corp. (a)(b)	1,317	12,037
Western Union Co.	2,939	61,219
		561,909
Office Electronics—0.1%
Xerox Corp. (a)	3,589	66,325
Semiconductors & Semiconductor Equipment—2.7%
Advanced Micro Devices, Inc. (a)(b)	2,112	30,202
Altera Corp. (b)	1,362	30,141
Analog Devices, Inc.	1,258	47,351
Applied Materials, Inc.	5,265	104,616
Broadcom Corp., Class A (a)	1,776	51,948
Intel Corp.	22,174	526,854
KLA-Tencor Corp.	728	40,004
Linear Technology Corp.	963	34,841
LSI Logic Corp. (a)(b)	2,936	22,050
Maxim Integrated Products, Inc.	1,227	40,994
MEMC Electronic Materials, Inc. (a)	850	51,952
Micron Technology, Inc. (a)(b)	2,890	36,212

See Accompanying Notes to Financial Statements.
8

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
National Semiconductor Corp. (b)	1,075	$30,390
Novellus Systems, Inc. (a)(b)	482	13,674
NVIDIA Corp. (a)	1,385	57,214
Teradyne, Inc. (a)	716	12,587
Texas Instruments, Inc.	5,483	206,325
Xilinx, Inc. (b)	1,136	30,411
		1,367,766
Software—3.3%
Adobe Systems, Inc. (a)	2,250	90,337
Autodesk, Inc. (a)	880	41,430
BMC Software, Inc. (a)(b)	772	23,392
CA, Inc. (b)	1,578	40,760
Citrix Systems, Inc. (a)(b)	678	22,828
Compuware Corp. (a)(b)	1,146	13,591
Electronic Arts, Inc. (a)	1,178	55,743
Intuit, Inc. (a)	1,311	39,435
Microsoft Corp.	32,145	947,313
Novell, Inc. (a)(b)	1,321	10,291
Oracle Corp. (a)	15,117	297,956
Symantec Corp. (a)	3,433	69,347
		1,652,423
Materials—3.1%
Chemicals—1.6%
Air Products & Chemicals, Inc.	832	66,868
Ashland, Inc.	221	14,133
Dow Chemical Co.	3,650	161,403
E.I. Du Pont de Nemours & Co.	3,534	179,668
Eastman Chemical Co.	317	20,393
Ecolab, Inc.	670	28,609
Hercules, Inc. (a)	443	8,705
International Flavors & Fragrances, Inc.	306	15,955
Monsanto Co.	2,070	139,808
PPG Industries, Inc.	621	47,264
Praxair, Inc.	1,210	87,108
Rohm and Haas Co. (b)	551	30,129
Sigma-Aldrich Corp. (b)	502	21,420
		821,463
Construction Materials—0.1%
Vulcan Materials Co.	367	42,036
Containers & Packaging—0.2%
Ball Corp.	380	20,205
Bemis Co., Inc.	411	13,637
Pactiv Corp. (a)	492	15,690
Sealed Air Corp. (b)	605	18,767
Temple-Inland, Inc. (b)	416	25,596
		93,895
Metals & Mining—0.9%
Alcoa, Inc.	3,307	134,033
Allegheny Technologies, Inc. (b)	392	41,113
Freeport-McMoRan Copper & Gold, Inc., Class B	1,425	118,018

	Shares	Value
Newmont Mining Corp.	1,729	$67,535
Nucor Corp.	1,151	67,506
United States Steel Corp.	464	50,460
		478,665
Paper & Forest Products—0.3%
International Paper Co. (b)	1,675	65,409
MeadWestvaco Corp.	706	24,936
Weyerhaeuser Co.	822	64,880
		155,225
Telecommunication Services—3.8%
Diversified Telecommunication Services—3.2%
AT&T, Inc.	23,549	977,283
CenturyTel, Inc. (b)	424	20,797
Citizens Communications Co. (b)	1,304	19,912
Embarq Corp.	583	36,945
Qwest Communications International, Inc. (a)(b)	5,941	57,628
Verizon Communications, Inc.	11,080	456,164
Windstream Corp.	1,832	27,040
		1,595,769
Wireless Telecommunication Services—0.6%
ALLTEL Corp.	1,308	88,356
Sprint Nextel Corp.	11,058	229,011
		317,367
Utilities—3.5%
Electric Utilities—1.8%
Allegheny Energy, Inc. (a)	642	33,217
American Electric Power Co., Inc.	1,517	68,326
Duke Energy Corp.	4,820	88,206
Edison International	1,246	69,925
Entergy Corp.	758	81,371
Exelon Corp.	2,563	186,074
FirstEnergy Corp.	1,167	75,540
FPL Group, Inc.	1,550	87,947
Pinnacle West Capital Corp. (b)	387	15,422
PPL Corp.	1,464	68,500
Progress Energy, Inc. (b)	964	43,949
Southern Co.	2,871	98,447
		916,924
Gas Utilities—0.1%
Nicor, Inc. (b)	170	7,296
Questar Corp. (b)	670	35,410
		42,706
Independent Power Producers & Energy Traders—0.5%
AES Corp. (a)	2,541	55,597
Constellation Energy Group, Inc.	702	61,194
Dynegy, Inc. (a)	1,527	14,415
TXU Corp. (b)	1,741	117,169
		248,375

See Accompanying Notes to Financial Statements.
9

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Multi-Utilities—1.1%
Ameren Corp.	779	$38,179
CenterPoint Energy, Inc. (b)	1,218	21,193
CMS Energy Corp. (b)	865	14,878
Consolidated Edison, Inc. (b)	1,025	46,248
Dominion Resources, Inc.	1,330	114,792
DTE Energy Co.	669	32,259
Integrys Energy Group, Inc. (b)	300	15,219
KeySpan Corp.	659	27,665
NiSource, Inc. (b)	1,039	21,518
PG&E Corp.	1,337	60,566
Public Service Enterprise Group, Inc.	960	84,269
Sempra Energy	999	59,171
TECO Energy, Inc.	790	13,572
Xcel Energy, Inc.	1,562	31,974
		581,503
Total Common Stocks (cost of $33,265,200)		51,019,787
SECURITIES LENDING COLLATERAL—8.7%
State Street Navigator Securities Lending Prime Portfolio (e)	4,444,181	4,444,181
Total Securities Lending Collateral (cost of $4,444,181)		4,444,181
Total Investments—109.4% (cost of $37,709,381)(f)		55,463,968
Other Assets & Liabilities, Net—(9.4)%		(4,781,468)
Net Assets—100.0%		$50,682,500

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $4,321,875.

(c)  Investments in affiliates during the six months ended June 30, 2007:

Security name:	Bank of America Corp.
Shares as of 12/31/06:	17,880
Shares purchased:	—
Shares sold:	(950)
Shares as of 06/30/07:	16,930
Net realized gain/loss:	$12,822
Dividend income earned:	$19,312
Value at end of period:	$827,708

(d)  A portion of this security with a market value of $191,400 is pledged as collateral for open futures contracts.

(e)  Investment made with cash collateral received from securities lending activity.

(f)  Cost for federal income tax purposes is $37,709,381.

At June 30, 2007, the Fund held the following open long futures contract:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
S&P 500 Index Futures	1	$378,850	$387,142	Sept-2007	$(8,292)

At June 30, 2007, the Fund held investments in the following sectors:

% of Net Assets
Financials	21.1
Information Technology	15.5
Health Care	11.7
Industrials	11.5
Energy	10.9
Consumer Discretionary	10.3
Consumer Staples	9.3
Telecommunication Services	3.8
Utilities	3.5
Materials	3.1
100.7
Securities Lending Collateral	8.7
Other Assets & Liabilities, Net	(9.4)
100.0

See Accompanying Notes to Financial Statements.
10

Statement of Assets And Liabilities

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

Assets
Unaffiliated investments, at cost	$37,209,521
Affiliated investments, at cost	499,860
Total investments, at cost	37,709,381
Unaffiliated investments, at value (including securities on loan of $4,321,875)	$54,636,260
Affiliated investments, at value	827,708
Total investments, at value	55,463,968
Cash	68,800
Receivable for:
Investments sold	33,093
Dividends	55,009
Securities lending income	534
Deferred Trustees' compensation plan	10,926
Other assets	3,070
Total Assets	55,635,400
Liabilities
Collateral on securities loaned	4,444,181
Expense reimbursement due to Investment Advisor	2,364
Payable for:
Investments purchased	75,736
Fund shares repurchased	360,912
Futures variation margin	450
Investment advisory fee	5,799
Pricing and bookkeeping fees	9,694
Trustees' fees	97
Audit fee	17,610
Custody fee	7,012
Reports to shareholders	6,474
Distribution fee — Class B	11,451
Chief compliance officer expenses	194
Deferred Trustees' compensation plan	10,926
Total Liabilities	4,952,900
Net Assets	$50,682,500
Net Assets Consist of
Paid-in capital	$36,225,886
Undistributed net investment income	895,797
Accumulated net realized loss	(4,185,478)
Net unrealized appreciation (depreciation) on:
Investments	17,754,587
Futures contracts	(8,292)
Net Assets	$50,682,500
Class A:
Net assets	$116,880
Shares outstanding	8,829
Net asset value per share	$13.24
Class B:
Net assets	$50,565,620
Shares outstanding	3,845,654
Net asset value per share	$13.15

See Accompanying Notes to Financial Statements.
11

Statement of Operations

Columbia S&P 500 Index Fund, Variable Series
For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income
Dividends	$452,189
Dividends from affiliates	19,312
Interest	18,368
Securities lending	3,305
Total Investment Income	493,174
Expenses
Investment advisory fee	50,778
Distribution fee — Class B	63,332
Transfer agent fee	42
Pricing and bookkeeping fees	35,280
Trustees' fees	6,619
Custody fee	9,589
Audit fee	14,560
Chief compliance officer expenses	194
Other expenses	21,524
Total Expenses	201,918
Fees and expenses waived or reimbursed by Investment Advisor	(16,249)
Custody earnings credit	(76)
Net Expenses	185,593
Net Investment Income	307,581
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Unaffiliated investments	505,059
Affiliated investments	12,822
Futures contracts	54,551
Net realized gain	572,432
Net change in unrealized appreciation (depreciation) on:
Investments	2,381,995
Futures contracts	(8,182)
Net change in unrealized appreciation (depreciation)	2,373,813
Net Gain	2,946,245
Net Increase Resulting from Operations	$3,253,826

See Accompanying Notes to Financial Statements.
12

Statement of Changes in Net Assets

Columbia S&P 500 Index Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2007	Year Ended December 31, 2006
Operations
Net investment income	$307,581	$602,754
Net realized gain (loss) on investments and futures contracts	572,432	(67,011)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	2,373,813	6,472,535
Net Increase Resulting from Operations	3,253,826	7,008,278
Distributions Declared to Shareholders:
From net investment income:
Class A	—	(1,536)
Class B	—	(638,473)
Total Distributions Declared to Shareholders	—	(640,009)
Share Transactions
Class A:
Distributions reinvested	—	1,536
Net Increase	—	1,536
Class B:
Subscriptions	1,403,241	870,056
Distributions reinvested	—	638,473
Redemptions	(4,796,446)	(9,582,273)
Net Decrease	(3,393,205)	(8,073,744)
Net Decrease from Share Transactions	(3,393,205)	(8,072,208)
Total Decrease in Net Assets	(139,379)	(1,703,939)
Net Assets
Beginning of period	50,821,879	52,525,818
End of period	$50,682,500	$50,821,879
Undistributed net investment income at end of period	$895,797	$588,216
Changes in Shares
Class A:
Issued for distributions reinvested	—	134
Net Increase	—	134
Class B:
Subscriptions	112,523	76,808
Issued for distributions reinvested	—	56,105
Redemptions	(377,522)	(846,931)
Net Decrease	(264,999)	(714,018)

See Accompanying Notes to Financial Statements.
13

Financial Highlights

Columbia S&P 500 Index Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended		Year Ended December 31,
	June 30,
	2007		2006 (a)		2005		2004	2003		2002
Net Asset Value, Beginning of Period	$12.40		$10.92		$10.45		$9.62	$7.59		$9.90
Income from Investment Operations:
Net investment income (b)	0.09		0.17		0.15		0.14 (c)	0.09		0.09
Net realized and unrealized gain (loss) on investments and futures contracts	0.75		1.49		0.32		0.83	2.02		(2.32)
Total from Investment Operations	0.84		1.66		0.47		0.97	2.11		(2.23)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.18)		—		(0.14)	(0.08)		(0.07)
Return of capital	—		—		—		—	—		(0.01)
Total Distributions Declared to Shareholders	—		(0.18)		—		(0.14)	(0.08)		(0.08)
Net Asset Value, End of Period	$13.24		$12.40		$10.92		$10.45	$9.62		$7.59
Total return (d)(e)	6.77	%(f)(g)	15.31	%(g)	4.50	%(g)(h)	10.13%	27.80	%(g)	(22.55)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.48	%(j)	0.48%		0.44%		0.64%	0.69%		0.64%
Waiver/reimbursement	0.06	%(j)	0.06%		0.01%		—	0.03%		—
Net investment income (i)	1.46	%(j)	1.47%		1.44%		1.42%	1.11%		0.99%
Portfolio turnover rate	2	%(f)	5%		7%		6%	3%		17%
Net assets, end of period (000's)	$117		$110		$95		$91	$82		$65

(a)  On May 1, 2006, Liberty S&P 500 Index Fund, Variable Series was renamed as Columbia S&P 500 Index Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. The reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.
14

Notes to Financial Statements

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

Note 1. Organization

Columbia S&P 500 Index Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust on June 9, 1987.

Investment Goal—The Fund seeks capital appreciation by matching the performance of a benchmark index that measures the investment returns of stocks of large U.S. companies.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at "fair value" as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts—The Fund may invest in futures contracts to gain or reduce exposure to particular securities or segments of the bond markets. Futures contracts are financial instruments whose value depend on, or are derived from, the value of the underlying security, index, or currency. The Fund may use equity futures to gain exposure to groups of stocks or individual issuers. The Fund may use futures to invest cash pending direct investments in stocks and to enhance its return. A future is an agreement to buy or sell a specific amount of a financial instrument or commodity for an agreed upon price at a certain time in the future. The Fund may also use futures and options on futures to decrease equity exposure or to adjust the duration of its fixed-income security holdings. Investments in futures are relatively efficient since they typically cost less than direct investments in the underlying securities. However, the Fund may lose money if the advisor does not correctly anticipate the market movements of those underlying securities. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient

15

Notes to Financial Statements (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
Ordinary Income*	$640,009
Long-Term Capital Gains	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$18,777,174
Unrealized depreciation	(1,022,587)
Net unrealized appreciation	$17,754,587

The following capital loss carryforwards, determined as of December 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$19,479
2009	243,840
2010	1,209,651
2011	9,406
2012	61,449
2013	717,217
2014	523,352
$2,784,394

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any

16

Notes to Financial Statements (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee at the annual rate of 0.20% of the Fund's average daily net assets.

Columbia has voluntarily agreed to reduce the investment advisory fee by the annual rate of 0.064% of the Fund's average daily net assets. Columbia, at its discretion, may modify or terminate this arrangement any time.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amount paid and payable to affiliates by the Fund under these agreements were $7,555 and $1,856, respectively.

For the six months ended June 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.139% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction

17

Notes to Financial Statements (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $934,783 and $3,307,170, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under these arrangements.

Note 7. Securities Lending

The Fund commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 8. Disclosure of Significant Risks and Contingencies

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for

18

Notes to Financial Statements (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 17, 2007, the District Court entered an amended preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.
19

Important Information About This Report

A description of the policies and procedures that Columbia S&P 500 Index Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund. This material must be preceded or accompanied by a current prospectus.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia S&P 500 Index Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class B

2007 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007

Columbia S&P 500 Index Fund, Variable Series seeks capital appreciation by matching the performance of a benchmark index that measures the investment returns of stocks of large U.S. companies.

Vikram J. Kuriyan has been the fund's portfolio manager since August 2005.

Summary

• For the six-month period that ended June 30, 2007, Columbia S&P 500 Index Fund, Variable Series' performed slightly below its benchmark, the S&P 500 Index1. Its return was in line with the average return of its peer group, the Lipper Variable Underlying Funds S&P 500 Index Objectives Classification.2 The fund's positions closely approximate those in the benchmark and thus reflect the benchmark's performance. However, the fund incurs trading costs in seeking to maintain the appropriate weight of each security in the index, and its return is typically lower than that of the index. In addition, the fund may be required to sell securities to meet redemption demand or buy securities to invest new monies that come into the fund. The fund is managed to include all the holdings in the S&P 500 Index in approximately the same weights.

• Early in the six-month period, investor anxiety soared as coincident events sent stock prices lower and commodity prices higher: China's stock market declined sharply, the US subprime lending industry took a dive and Middle East tensions were ignited anew on news that Iran had detained British marines. In the United States, economic growth slowed while the Federal Reserve Board held the line on short-term interest rates, disappointing investors who had hoped for a rate cut. Despite these events, the US stock market advanced to new highs in the second quarter and rewarded investors after a rocky ride.

• For the six-month period, the best performing sectors in the S&P 500 Index were energy, materials and telecommunications services. Rising commodity prices—both oil and industrial metals—buoyed energy and materials sectors to double digit gains of 16.4% and 15.5%, respectively, for the period. Telecommunications stocks rebounded on the strength of rising profits, which reflect consolidation among traditional and wireless telephone companies. Financials were the weakest performing sector, returning negative 2.0%—the only one of ten S&P sectors with a negative return. Investors retreated from financials on concerns that turmoil in the subprime lending market could spill over to other areas of the sector. Both consumer discretionary and consumer staples sectors lagged the index average, with gains of 2.4% and 3.5%, respectively, as weaker economic growth raised concerns about consumer spending.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity funds are subject to stock market fluctuations that occur in response to economic and business developments.

The primary risks involved with investing in the fund include equity risk, market risk and tracking error risk. Unlike the S&P 500 Index, the fund incurs administrative expenses and transaction costs in trading stocks. The composition of the S&P 500 Index and the stocks held by the fund may occasionally diverge.

Holdings are disclosed as of June 30, 2007, and are subject to change.

1  The S&P 500 Index tracks the performance of 500 widely held, large capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed, at which time taxes will become due.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2007 (%)

	(cumulative) 6-month	1-year	5-year	Life
Class B (05/30/00)	6.56	19.82	9.90	2.06
S&P 500 Index[1]	6.96	20.59	10.71	2.93

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/06	06/30/07
Class B	12.34	13.15

Annual operating expense ratio (%)*
Class B	0.79

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including or excluding fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Total return performance includes changes in share price and reinvestment of all distributions. The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

1Index performance for the life of the fund is from May 30, 2000.

2

Understanding Your Expenses

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/07 – 06/30/07	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	1,065.61	1,021.17	3.74	3.66	0.73

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS—100.7%
Consumer Discretionary—10.3%
Auto Components—0.2%
Goodyear Tire & Rubber Co. (a)(b)	791	$27,495
Johnson Controls, Inc.	762	88,217
		115,712
Automobiles—0.4%
Ford Motor Co. (b)	7,185	67,683
General Motors Corp. (b)	2,154	81,421
Harley-Davidson, Inc.	986	58,775
		207,879
Distributors—0.1%
Genuine Parts Co.	640	31,744
Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A (a)	543	31,727
H&R Block, Inc. (b)	1,229	28,722
		60,449
Hotels, Restaurants & Leisure—1.5%
Carnival Corp.	1,684	82,129
Darden Restaurants, Inc. (b)	546	24,019
Harrah's Entertainment, Inc.	724	61,728
Hilton Hotels Corp.	1,481	49,569
International Game Technology, Inc.	1,272	50,498
Marriott International, Inc., Class A	1,262	54,569
McDonald's Corp.	4,546	230,755
Starbucks Corp. (a)	2,821	74,023
Starwood Hotels & Resorts Worldwide, Inc. (a)	826	55,400
Wendy's International, Inc. (b)	325	11,944
Wyndham Worldwide Corp. (a)(b)	695	25,201
Yum! Brands, Inc.	2,016	65,963
		785,798
Household Durables—0.6%
Black & Decker Corp. (b)	263	23,225
Centex Corp.	464	18,606
D.R. Horton, Inc.	1,050	20,926
Fortune Brands, Inc. (b)	588	48,434
Harman International Industries, Inc.	250	29,200
KB Home (b)	305	12,008
Leggett & Platt, Inc. (b)	671	14,796
Lennar Corp., Class A (b)	535	19,560
Newell Rubbermaid, Inc.	1,055	31,049
Pulte Homes, Inc. (b)	800	17,960
Snap-On, Inc.	228	11,516
Stanley Works (b)	316	19,181
Whirlpool Corp. (b)	306	34,027
		300,488
Internet & Catalog Retail—0.2%
Amazon.com, Inc. (a)(b)	1,180	80,724
IAC/InterActiveCorp (a)(b)	845	29,245
		109,969
Leisure Equipment & Products—0.2%
Brunswick Corp. (b)	356	11,616
Eastman Kodak Co. (b)	1,097	30,530

	Shares	Value
Hasbro, Inc. (b)	617	$19,380
Mattel, Inc. (b)	1,510	38,188
		99,714
Media—3.4%
CBS Corp., Class B	2,798	93,229
Citadel Broadcasting Co.	1	6
Clear Channel Communications, Inc.	1,901	71,896
Comcast Corp., Class A (a)	11,890	334,347
DIRECTV Group, Inc. (a)	2,955	68,290
Dow Jones & Co., Inc.	247	14,190
EW Scripps Co. (b)	325	14,849
Gannett Co., Inc.	890	48,905
Interpublic Group of Companies, Inc. (a)(b)	1,794	20,452
McGraw-Hill Companies, Inc.	1,307	88,981
Meredith Corp.	152	9,363
New York Times Co., Class A (b)	537	13,640
News Corp., Class A	8,900	188,769
Omnicom Group, Inc.	1,280	67,738
Time Warner, Inc.	14,463	304,302
Tribune Co. (b)	332	9,761
Viacom, Inc., Class B (a)	2,623	109,195
Walt Disney Co.	7,560	258,098
		1,716,011
Multiline Retail—1.2%
Big Lots, Inc. (a)(b)	426	12,533
Dillard's, Inc., Class A (b)	237	8,515
Dollar General Corp.	1,214	26,611
Family Dollar Stores, Inc. (b)	567	19,460
J.C. Penney Co., Inc.	851	61,595
Kohl's Corp. (a)	1,227	87,154
Macy's, Inc.	1,749	69,575
Nordstrom, Inc.	865	44,219
Sears Holdings Corp. (a)	322	54,579
Target Corp.	3,250	206,700
		590,941
Specialty Retail—1.9%
Abercrombie & Fitch Co., Class A (b)	325	23,719
AutoNation, Inc. (a)(b)	584	13,105
Autozone, Inc. (a)(b)	173	23,635
Bed Bath & Beyond, Inc. (a)(b)	1,052	37,861
Best Buy Co., Inc.	1,546	72,152
Circuit City Stores, Inc. (b)	527	7,947
Gap, Inc.	2,031	38,792
Home Depot, Inc.	7,529	296,266
Limited Brands, Inc.	1,309	35,932
Lowe's Companies, Inc.	5,734	175,976
Office Depot, Inc. (a)	1,061	32,148
OfficeMax, Inc. (b)	290	11,397
RadioShack Corp. (b)	506	16,769
Sherwin-Williams Co.	413	27,452
Staples, Inc.	2,741	65,044
Tiffany & Co. (b)	529	28,069
TJX Companies, Inc.	1,725	47,438
		953,702

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc. (a)	1,405	$66,583
Jones Apparel Group, Inc.	406	11,469
Liz Claiborne, Inc. (b)	401	14,957
NIKE, Inc., Class B	1,437	83,763
Polo Ralph Lauren Corp.	225	22,075
V.F. Corp. (b)	348	31,870
		230,717
Consumer Staples—9.3%
Beverages—2.1%
Anheuser-Busch Companies, Inc.	2,896	151,055
Brown-Forman Corp., Class B (b)	307	22,436
Coca-Cola Co.	7,671	401,270
Coca-Cola Enterprises, Inc.	1,055	25,320
Constellation Brands, Inc., Class A (a)(b)	745	18,089
Molson Coors Brewing Co., Class B (b)	179	16,550
Pepsi Bottling Group, Inc.	507	17,076
PepsiCo, Inc.	6,223	403,561
		1,055,357
Food & Staples Retailing—2.3%
Costco Wholesale Corp.	1,712	100,186
CVS/Caremark Corp.	5,886	214,545
Kroger Co.	2,695	75,810
Safeway, Inc.	1,677	57,068
SUPERVALU, Inc.	803	37,195
Sysco Corp.	2,357	77,757
Wal-Mart Stores, Inc.	9,260	445,499
Walgreen Co.	3,811	165,931
Whole Foods Market, Inc. (b)	530	20,299
		1,194,290
Food Products—1.5%
Archer-Daniels-Midland Co.	2,488	82,328
Campbell Soup Co.	826	32,057
ConAgra Foods, Inc.	1,911	51,330
Dean Foods Co. (b)	495	15,776
General Mills, Inc.	1,311	76,589
H.J. Heinz Co.	1,234	58,578
Hershey Co.	652	33,004
Kellogg Co.	954	49,408
Kraft Foods, Inc., Class A	6,125	215,906
McCormick & Co., Inc. (b)	488	18,632
Sara Lee Corp.	2,811	48,911
Tyson Foods, Inc., Class A (b)	955	22,003
Wm. Wrigley Jr. Co. (b)	830	45,907
		750,429
Household Products—2.0%
Clorox Co.	591	36,701
Colgate-Palmolive Co.	1,954	126,717
Kimberly-Clark Corp.	1,736	116,121
Procter & Gamble Co.	12,024	735,749
		1,015,288

	Shares	Value
Personal Products—0.2%
Avon Products, Inc.	1,681	$61,777
Estee Lauder Companies, Inc., Class A	445	20,252
		82,029
Tobacco—1.2%
Altria Group, Inc.	8,017	562,312
Reynolds American, Inc. (b)	645	42,054
UST, Inc. (b)	604	32,441
		636,807
Energy—10.9%
Energy Equipment & Services—2.2%
Baker Hughes, Inc.	1,227	103,228
BJ Services Co.	1,117	31,767
ENSCO International, Inc. (b)	575	35,081
Halliburton Co.	3,492	120,474
Nabors Industries Ltd. (a)(b)	1,068	35,650
National-Oilwell Varco, Inc. (a)	685	71,404
Noble Corp.	502	48,955
Rowan Companies, Inc. (b)	430	17,621
Schlumberger Ltd.	4,492	381,551
Smith International, Inc.	775	45,446
Transocean, Inc. (a)	1,092	115,730
Weatherford International Ltd. (a)(b)	1,300	71,812
		1,078,719
Oil, Gas & Consumable Fuels—8.7%
Anadarko Petroleum Corp.	1,765	91,762
Apache Corp.	1,259	102,722
Chesapeake Energy Corp. (b)	1,570	54,322
Chevron Corp.	8,197	690,515
ConocoPhillips	6,243	490,075
CONSOL Energy, Inc.	685	31,585
Devon Energy Corp.	1,696	132,780
El Paso Corp.	2,674	46,073
EOG Resources, Inc.	925	67,581
Exxon Mobil Corp.	21,510	1,804,259
Hess Corp.	1,030	60,729
Marathon Oil Corp.	2,640	158,294
Murphy Oil Corp.	730	43,391
Occidental Petroleum Corp.	3,185	184,348
Peabody Energy Corp.	1,005	48,622
Spectra Energy Corp.	2,422	62,875
Sunoco, Inc.	453	36,095
Valero Energy Corp.	2,105	155,475
Williams Companies, Inc.	2,298	72,663
XTO Energy, Inc. (b)	1,475	88,648
		4,422,814
Financials—21.1%
Capital Markets—3.7%
Ameriprise Financial, Inc.	891	56,641
Bank of New York Co., Inc.	2,877	119,223

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Bear Stearns Companies, Inc.	457	$63,980
Charles Schwab Corp.	3,861	79,228
E*TRADE Financial Corp. (a)	1,640	36,228
Federated Investors, Inc., Class B	328	12,572
Franklin Resources, Inc.	623	82,529
Goldman Sachs Group, Inc.	1,562	338,563
Janus Capital Group, Inc. (b)	698	19,432
Legg Mason, Inc.	510	50,174
Lehman Brothers Holdings, Inc. (b)	2,042	152,170
Mellon Financial Corp.	1,581	69,564
Merrill Lynch & Co., Inc.	3,320	277,485
Morgan Stanley	4,028	337,869
Northern Trust Corp.	732	47,024
State Street Corp.	1,521	104,036
T. Rowe Price Group, Inc.	1,002	51,994
		1,898,712
Commercial Banks—3.8%
BB&T Corp.	2,060	83,801
Comerica, Inc.	593	35,266
Commerce Bancorp, Inc. (b)	730	27,003
Compass Bancshares, Inc.	505	34,835
Fifth Third Bancorp (b)	2,102	83,596
First Horizon National Corp. (b)	487	18,993
Huntington Bancshares, Inc.	1,401	31,859
KeyCorp	1,490	51,152
M&T Bank Corp.	300	32,070
Marshall & Ilsley Corp. (b)	995	47,392
National City Corp.	2,189	72,937
PNC Financial Services Group, Inc.	1,321	94,557
Regions Financial Corp.	2,694	89,171
SunTrust Banks, Inc.	1,357	116,349
Synovus Financial Corp.	1,241	38,099
U.S. Bancorp	6,627	218,359
Wachovia Corp.	7,302	374,227
Wells Fargo & Co.	12,757	448,664
Zions Bancorporation	415	31,918
		1,930,248
Consumer Finance—1.0%
American Express Co.	4,547	278,185
Capital One Financial Corp.	1,566	122,837
SLM Corp.	1,567	90,228
		491,250
Diversified Financial Services—5.1%
Bank of America Corp. (c)	16,930	827,708
Chicago Mercantile Exchange Holdings, Inc., Class A (b)	134	71,604
CIT Group, Inc.	725	39,752
Citigroup, Inc.	18,876	968,150
JPMorgan Chase & Co.	13,045	632,030
Moody's Corp. (b)	867	53,927
		2,593,171
Insurance—4.8%
ACE Ltd.	1,243	77,712
AFLAC, Inc.	1,875	96,375

	Shares	Value
Allstate Corp.	2,313	$142,273
Ambac Financial Group, Inc. (b)	386	33,655
American International Group, Inc.	9,906	693,717
Aon Corp. (b)	1,131	48,192
Assurant, Inc.	375	22,095
Chubb Corp.	1,527	82,672
Cincinnati Financial Corp.	651	28,253
Genworth Financial, Inc., Class A	1,600	55,040
Hartford Financial Services Group, Inc.	1,210	119,197
Lincoln National Corp.	1,046	74,214
Loews Corp.	1,704	86,870
Marsh & McLennan Companies, Inc.	2,123	65,558
MBIA, Inc. (b)	501	31,172
MetLife, Inc.	2,840	183,123
Principal Financial Group, Inc.	1,028	59,922
Progressive Corp.	2,820	67,483
Prudential Financial, Inc.	1,784	173,458
SAFECO Corp.	410	25,527
Torchmark Corp.	357	23,919
Travelers Companies, Inc.	2,539	135,837
Unum Group	1,309	34,178
XL Capital Ltd., Class A (b)	703	59,256
		2,419,698
Real Estate Investment Trusts (REITs)—1.2%
Apartment Investment & Management Co., Class A	375	18,907
Archstone-Smith Trust (b)	850	50,243
AvalonBay Communities, Inc.	310	36,853
Boston Properties, Inc.	455	46,469
Developers Diversified Realty Corp.	475	25,037
Equity Residential Property Trust	1,116	50,923
General Growth Properties, Inc.	925	48,979
Host Hotels & Resorts, Inc.	2,000	46,240
Kimco Realty Corp.	855	32,550
Plum Creek Timber Co., Inc.	666	27,746
ProLogis	990	56,331
Public Storage, Inc. (b)	480	36,874
Simon Property Group, Inc.	865	80,480
Vornado Realty Trust	505	55,469
		613,101
Real Estate Management & Development—0.1%
CB Richard Ellis Group, Inc., Class A (a)(b)	720	26,280
Thrifts & Mortgage Finance—1.4%
Countrywide Financial Corp.	2,269	82,478
Fannie Mae	3,727	243,485
Freddie Mac	2,526	153,328
Hudson City Bancorp, Inc.	1,850	22,607
MGIC Investment Corp. (b)	323	18,366
Sovereign Bancorp, Inc. (b)	1,375	29,068
Washington Mutual, Inc.	3,383	144,251
		693,583

See Accompanying Notes to Financial Statements.
6

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Health Care—11.7%
Biotechnology—1.2%
Amgen, Inc. (a)	4,423	$244,548
Biogen Idec, Inc. (a)	1,091	58,368
Celgene Corp. (a)	1,450	83,128
Genzyme Corp. (a)	1,002	64,529
Gilead Sciences, Inc. (a)	3,580	138,797
		589,370
Health Care Equipment & Supplies—1.7%
Bausch & Lomb, Inc. (b)	204	14,166
Baxter International, Inc.	2,478	139,610
Becton, Dickinson & Co.	934	69,583
Biomet, Inc.	932	42,611
Boston Scientific Corp. (a)	4,523	69,383
C.R. Bard, Inc. (b)	401	33,135
Hospira, Inc. (a)	605	23,619
Medtronic, Inc.	4,385	227,406
St. Jude Medical, Inc. (a)	1,302	54,020
Stryker Corp.	1,135	71,607
Varian Medical Systems, Inc. (a)	475	20,192
Zimmer Holdings, Inc. (a)	904	76,741
		842,073
Health Care Providers & Services—2.2%
Aetna, Inc.	1,959	96,775
AmerisourceBergen Corp.	722	35,717
Cardinal Health, Inc.	1,480	104,547
CIGNA Corp.	1,100	57,442
Coventry Health Care, Inc. (a)	595	34,302
Express Scripts, Inc. (a)	1,060	53,011
Humana, Inc. (a)	647	39,409
Laboratory Corp. of America Holdings (a)	440	34,434
Manor Care, Inc.	283	18,477
McKesson Corp.	1,129	67,334
Medco Health Solutions, Inc. (a)	1,070	83,449
Patterson Companies, Inc. (a)(b)	540	20,126
Quest Diagnostics, Inc. (b)	597	30,835
Tenet Healthcare Corp. (a)(b)	1,810	11,783
UnitedHealth Group, Inc.	5,123	261,990
WellPoint, Inc. (a)	2,342	186,962
		1,136,593
Health Care Technology—0.0%
IMS Health, Inc.	747	24,001
Life Sciences Tools & Services—0.3%
Applera Corp. - Applied Biosystems Group	689	21,042
Millipore Corp. (a)(b)	201	15,093
PerkinElmer, Inc.	452	11,779
Thermo Fisher Scientific, Inc. (a)	1,617	83,631
Waters Corp. (a)	394	23,388
		154,933
Pharmaceuticals—6.3%
Abbott Laboratories	5,881	314,928
Allergan, Inc.	1,194	68,822
Barr Pharmaceuticals, Inc. (a)	415	20,846

	Shares	Value
Bristol-Myers Squibb Co.	7,515	$237,173
Eli Lilly & Co.	3,761	210,165
Forest Laboratories, Inc. (a)	1,209	55,191
Johnson & Johnson	11,052	681,024
King Pharmaceuticals, Inc. (a)(b)	922	18,864
Merck & Co., Inc.	8,263	411,497
Mylan Laboratories, Inc. (b)	950	17,281
Pfizer, Inc.	26,803	685,353
Schering-Plough Corp.	5,677	172,808
Watson Pharmaceuticals, Inc. (a)	397	12,914
Wyeth	5,124	293,810
		3,200,676
Industrials—11.5%
Aerospace & Defense—2.7%
Boeing Co.	3,008	289,249
General Dynamics Corp.	1,550	121,241
Goodrich Corp.	485	28,887
Honeywell International, Inc.	2,984	167,940
L-3 Communications Holdings, Inc. (b)	485	47,234
Lockheed Martin Corp.	1,363	128,299
Northrop Grumman Corp.	1,320	102,788
Precision Castparts Corp.	525	63,714
Raytheon Co.	1,685	90,805
Rockwell Collins, Inc.	628	44,362
United Technologies Corp.	3,785	268,470
		1,352,989
Air Freight & Logistics—0.9%
C.H. Robinson Worldwide, Inc. (b)	650	34,138
FedEx Corp.	1,170	129,835
United Parcel Service, Inc., Class B	4,033	294,409
		458,382
Airlines—0.1%
Southwest Airlines Co. (b)	2,984	44,491
Building Products—0.2%
American Standard Companies, Inc.	675	39,812
Masco Corp.	1,435	40,854
		80,666
Commercial Services & Supplies—0.5%
Allied Waste Industries, Inc. (a)	966	13,002
Avery Dennison Corp. (b)	341	22,670
Cintas Corp.	507	19,991
Equifax, Inc. (b)	561	24,920
Monster Worldwide, Inc. (a)	500	20,550
Pitney Bowes, Inc. (b)	842	39,422
R.R. Donnelley & Sons Co.	846	36,810
Robert Half International, Inc. (b)	630	22,995
Waste Management, Inc.	1,985	77,514
		277,874
Construction & Engineering—0.1%
Fluor Corp. (b)	344	38,311

See Accompanying Notes to Financial Statements.
7

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Electrical Equipment—0.4%
Cooper Industries Ltd., Class A	708	$40,420
Emerson Electric Co.	3,026	141,617
Rockwell Automation, Inc. (b)	614	42,636
		224,673
Industrial Conglomerates—4.1%
3M Co.	2,744	238,152
General Electric Co. (d)	39,275	1,503,447
Textron, Inc.	491	54,064
Tyco International Ltd.	7,579	256,094
		2,051,757
Machinery—1.7%
Caterpillar, Inc.	2,434	190,582
Cummins, Inc. (b)	410	41,496
Danaher Corp. (b)	897	67,723
Deere & Co.	852	102,870
Dover Corp.	770	39,385
Eaton Corp.	556	51,708
Illinois Tool Works, Inc.	1,561	84,591
Ingersoll-Rand Co., Ltd., Class A	1,146	62,824
ITT Corp.	697	47,591
Paccar, Inc.	941	81,905
Pall Corp.	475	21,845
Parker Hannifin Corp.	436	42,689
Terex Corp. (a)	395	32,114
		867,323
Road & Rail—0.8%
Burlington Northern Santa Fe Corp.	1,352	115,109
CSX Corp.	1,671	75,329
Norfolk Southern Corp.	1,497	78,697
Ryder System, Inc.	239	12,858
Union Pacific Corp.	1,024	117,914
		399,907
Trading Companies & Distributors—0.0%
W.W. Grainger, Inc.	260	24,193
Information Technology—15.5%
Communications Equipment—2.7%
Avaya, Inc. (a)	1,718	28,931
Ciena Corp. (a)(b)	330	11,923
Cisco Systems, Inc. (a)	23,170	645,284
Corning, Inc. (a)	5,999	153,274
JDS Uniphase Corp. (a)(b)	800	10,744
Juniper Networks, Inc. (a)(b)	2,155	54,241
Motorola, Inc.	8,848	156,610
QUALCOMM, Inc.	6,368	276,308
Tellabs, Inc. (a)	1,671	17,980
		1,355,295
Computers & Peripherals—4.0%
Apple, Inc. (a)	3,292	401,756
Dell, Inc. (a)	8,679	247,785
EMC Corp.	8,011	144,999
Hewlett-Packard Co.	9,999	446,155

	Shares	Value
International Business Machines Corp. (b)	5,220	$549,405
Lexmark International, Inc., Class A (a)(b)	355	17,505
NCR Corp. (a)	695	36,515
Network Appliance, Inc. (a)	1,409	41,143
QLogic Corp. (a)	615	10,240
SanDisk Corp. (a)	875	42,823
Sun Microsystems, Inc. (a)	13,620	71,641
		2,009,967
Electronic Equipment & Instruments—0.2%
Agilent Technologies, Inc. (a)	1,518	58,352
Jabil Circuit, Inc. (b)	695	15,339
Molex, Inc. (b)	530	15,905
Solectron Corp. (a)(b)	3,441	12,663
Tektronix, Inc.	322	10,864
		113,123
Internet Software & Services—1.4%
eBay, Inc. (a)	4,310	138,696
Google, Inc., Class A (a)	826	432,312
VeriSign, Inc. (a)	930	29,509
Yahoo!, Inc. (a)	4,623	125,422
		725,939
IT Services—1.1%
Affiliated Computer Services, Inc., Class A (a)	385	21,837
Automatic Data Processing, Inc.	2,120	102,757
Cognizant Technology Solutions Corp., Class A (a)	555	41,675
Computer Sciences Corp. (a)	671	39,690
Convergys Corp. (a)	535	12,969
Electronic Data Systems Corp.	1,941	53,824
Fidelity National Information Services, Inc.	630	34,197
First Data Corp.	2,884	94,220
Fiserv, Inc. (a)	649	36,863
Paychex, Inc.	1,294	50,621
Unisys Corp. (a)(b)	1,317	12,037
Western Union Co.	2,939	61,219
		561,909
Office Electronics—0.1%
Xerox Corp. (a)	3,589	66,325
Semiconductors & Semiconductor Equipment—2.7%
Advanced Micro Devices, Inc. (a)(b)	2,112	30,202
Altera Corp. (b)	1,362	30,141
Analog Devices, Inc.	1,258	47,351
Applied Materials, Inc.	5,265	104,616
Broadcom Corp., Class A (a)	1,776	51,948
Intel Corp.	22,174	526,854
KLA-Tencor Corp.	728	40,004
Linear Technology Corp.	963	34,841
LSI Logic Corp. (a)(b)	2,936	22,050
Maxim Integrated Products, Inc.	1,227	40,994
MEMC Electronic Materials, Inc. (a)	850	51,952
Micron Technology, Inc. (a)(b)	2,890	36,212

See Accompanying Notes to Financial Statements.
8

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
National Semiconductor Corp. (b)	1,075	$30,390
Novellus Systems, Inc. (a)(b)	482	13,674
NVIDIA Corp. (a)	1,385	57,214
Teradyne, Inc. (a)	716	12,587
Texas Instruments, Inc.	5,483	206,325
Xilinx, Inc. (b)	1,136	30,411
		1,367,766
Software—3.3%
Adobe Systems, Inc. (a)	2,250	90,337
Autodesk, Inc. (a)	880	41,430
BMC Software, Inc. (a)(b)	772	23,392
CA, Inc. (b)	1,578	40,760
Citrix Systems, Inc. (a)(b)	678	22,828
Compuware Corp. (a)(b)	1,146	13,591
Electronic Arts, Inc. (a)	1,178	55,743
Intuit, Inc. (a)	1,311	39,435
Microsoft Corp.	32,145	947,313
Novell, Inc. (a)(b)	1,321	10,291
Oracle Corp. (a)	15,117	297,956
Symantec Corp. (a)	3,433	69,347
		1,652,423
Materials—3.1%
Chemicals—1.6%
Air Products & Chemicals, Inc.	832	66,868
Ashland, Inc.	221	14,133
Dow Chemical Co.	3,650	161,403
E.I. Du Pont de Nemours & Co.	3,534	179,668
Eastman Chemical Co.	317	20,393
Ecolab, Inc.	670	28,609
Hercules, Inc. (a)	443	8,705
International Flavors & Fragrances, Inc.	306	15,955
Monsanto Co.	2,070	139,808
PPG Industries, Inc.	621	47,264
Praxair, Inc.	1,210	87,108
Rohm and Haas Co. (b)	551	30,129
Sigma-Aldrich Corp. (b)	502	21,420
		821,463
Construction Materials—0.1%
Vulcan Materials Co.	367	42,036
Containers & Packaging—0.2%
Ball Corp.	380	20,205
Bemis Co., Inc.	411	13,637
Pactiv Corp. (a)	492	15,690
Sealed Air Corp. (b)	605	18,767
Temple-Inland, Inc. (b)	416	25,596
		93,895
Metals & Mining—0.9%
Alcoa, Inc.	3,307	134,033
Allegheny Technologies, Inc. (b)	392	41,113
Freeport-McMoRan Copper & Gold, Inc., Class B	1,425	118,018

	Shares	Value
Newmont Mining Corp.	1,729	$67,535
Nucor Corp.	1,151	67,506
United States Steel Corp.	464	50,460
		478,665
Paper & Forest Products—0.3%
International Paper Co. (b)	1,675	65,409
MeadWestvaco Corp.	706	24,936
Weyerhaeuser Co.	822	64,880
		155,225
Telecommunication Services—3.8%
Diversified Telecommunication Services—3.2%
AT&T, Inc.	23,549	977,283
CenturyTel, Inc. (b)	424	20,797
Citizens Communications Co. (b)	1,304	19,912
Embarq Corp.	583	36,945
Qwest Communications International, Inc. (a)(b)	5,941	57,628
Verizon Communications, Inc.	11,080	456,164
Windstream Corp.	1,832	27,040
		1,595,769
Wireless Telecommunication Services—0.6%
ALLTEL Corp.	1,308	88,356
Sprint Nextel Corp.	11,058	229,011
		317,367
Utilities—3.5%
Electric Utilities—1.8%
Allegheny Energy, Inc. (a)	642	33,217
American Electric Power Co., Inc.	1,517	68,326
Duke Energy Corp.	4,820	88,206
Edison International	1,246	69,925
Entergy Corp.	758	81,371
Exelon Corp.	2,563	186,074
FirstEnergy Corp.	1,167	75,540
FPL Group, Inc.	1,550	87,947
Pinnacle West Capital Corp. (b)	387	15,422
PPL Corp.	1,464	68,500
Progress Energy, Inc. (b)	964	43,949
Southern Co.	2,871	98,447
		916,924
Gas Utilities—0.1%
Nicor, Inc. (b)	170	7,296
Questar Corp. (b)	670	35,410
		42,706
Independent Power Producers & Energy Traders—0.5%
AES Corp. (a)	2,541	55,597
Constellation Energy Group, Inc.	702	61,194
Dynegy, Inc. (a)	1,527	14,415
TXU Corp. (b)	1,741	117,169
		248,375

See Accompanying Notes to Financial Statements.
9

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Multi-Utilities—1.1%
Ameren Corp.	779	$38,179
CenterPoint Energy, Inc. (b)	1,218	21,193
CMS Energy Corp. (b)	865	14,878
Consolidated Edison, Inc. (b)	1,025	46,248
Dominion Resources, Inc.	1,330	114,792
DTE Energy Co.	669	32,259
Integrys Energy Group, Inc. (b)	300	15,219
KeySpan Corp.	659	27,665
NiSource, Inc. (b)	1,039	21,518
PG&E Corp.	1,337	60,566
Public Service Enterprise Group, Inc.	960	84,269
Sempra Energy	999	59,171
TECO Energy, Inc.	790	13,572
Xcel Energy, Inc.	1,562	31,974
		581,503
Total Common Stocks (cost of $33,265,200)		51,019,787
SECURITIES LENDING COLLATERAL—8.7%
State Street Navigator Securities Lending Prime Portfolio (e)	4,444,181	4,444,181
Total Securities Lending Collateral (cost of $4,444,181)		4,444,181
Total Investments—109.4% (cost of $37,709,381)(f)		55,463,968
Other Assets & Liabilities, Net—(9.4)%		(4,781,468)
Net Assets—100.0%		$50,682,500

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $4,321,875.

(c)  Investments in affiliates during the six months ended June 30, 2007:

Security name:	Bank of America Corp.
Shares as of 12/31/06:	17,880
Shares purchased:	—
Shares sold:	(950)
Shares as of 06/30/07:	16,930
Net realized gain/loss:	$12,822
Dividend income earned:	$19,312
Value at end of period:	$827,708

(d)  A portion of this security with a market value of $191,400 is pledged as collateral for open futures contracts.

(e)  Investment made with cash collateral received from securities lending activity.

(f)  Cost for federal income tax purposes is $37,709,381.

At June 30, 2007, the Fund held the following open long futures contract:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
S&P 500 Index Futures	1	$378,850	$387,142	Sept-2007	$(8,292)

At June 30, 2007, the Fund held investments in the following sectors:

% of Net Assets
Financials	21.1
Information Technology	15.5
Health Care	11.7
Industrials	11.5
Energy	10.9
Consumer Discretionary	10.3
Consumer Staples	9.3
Telecommunication Services	3.8
Utilities	3.5
Materials	3.1
100.7
Securities Lending Collateral	8.7
Other Assets & Liabilities, Net	(9.4)
100.0

See Accompanying Notes to Financial Statements.
10

Statement of Assets And Liabilities

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

Assets
Unaffiliated investments, at cost	$37,209,521
Affiliated investments, at cost	499,860
Total investments, at cost	37,709,381
Unaffiliated investments, at value (including securities on loan of $4,321,875)	$54,636,260
Affiliated investments, at value	827,708
Total investments, at value	55,463,968
Cash	68,800
Receivable for:
Investments sold	33,093
Dividends	55,009
Securities lending income	534
Deferred Trustees' compensation plan	10,926
Other assets	3,070
Total Assets	55,635,400
Liabilities
Collateral on securities loaned	4,444,181
Expense reimbursement due to Investment Advisor	2,364
Payable for:
Investments purchased	75,736
Fund shares repurchased	360,912
Futures variation margin	450
Investment advisory fee	5,799
Pricing and bookkeeping fees	9,694
Trustees' fees	97
Audit fee	17,610
Custody fee	7,012
Reports to shareholders	6,474
Distribution fee — Class B	11,451
Chief compliance officer expenses	194
Deferred Trustees' compensation plan	10,926
Total Liabilities	4,952,900
Net Assets	$50,682,500
Net Assets Consist of
Paid-in capital	$36,225,886
Undistributed net investment income	895,797
Accumulated net realized loss	(4,185,478)
Net unrealized appreciation (depreciation) on:
Investments	17,754,587
Futures contracts	(8,292)
Net Assets	$50,682,500
Class A:
Net assets	$116,880
Shares outstanding	8,829
Net asset value per share	$13.24
Class B:
Net assets	$50,565,620
Shares outstanding	3,845,654
Net asset value per share	$13.15

See Accompanying Notes to Financial Statements.
11

Statement of Operations

Columbia S&P 500 Index Fund, Variable Series
For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income
Dividends	$452,189
Dividends from affiliates	19,312
Interest	18,368
Securities lending	3,305
Total Investment Income	493,174
Expenses
Investment advisory fee	50,778
Distribution fee — Class B	63,332
Transfer agent fee	42
Pricing and bookkeeping fees	35,280
Trustees' fees	6,619
Custody fee	9,589
Audit fee	14,560
Chief compliance officer expenses	194
Other expenses	21,524
Total Expenses	201,918
Fees and expenses waived or reimbursed by Investment Advisor	(16,249)
Custody earnings credit	(76)
Net Expenses	185,593
Net Investment Income	307,581
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Unaffiliated investments	505,059
Affiliated investments	12,822
Futures contracts	54,551
Net realized gain	572,432
Net change in unrealized appreciation (depreciation) on:
Investments	2,381,995
Futures contracts	(8,182)
Net change in unrealized appreciation (depreciation)	2,373,813
Net Gain	2,946,245
Net Increase Resulting from Operations	$3,253,826

See Accompanying Notes to Financial Statements.
12

Statement of Changes in Net Assets

Columbia S&P 500 Index Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2007	Year Ended December 31, 2006
Operations
Net investment income	$307,581	$602,754
Net realized gain (loss) on investments and futures contracts	572,432	(67,011)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	2,373,813	6,472,535
Net Increase Resulting from Operations	3,253,826	7,008,278
Distributions Declared to Shareholders:
From net investment income:
Class A	—	(1,536)
Class B	—	(638,473)
Total Distributions Declared to Shareholders	—	(640,009)
Share Transactions
Class A:
Distributions reinvested	—	1,536
Net Increase	—	1,536
Class B:
Subscriptions	1,403,241	870,056
Distributions reinvested	—	638,473
Redemptions	(4,796,446)	(9,582,273)
Net Decrease	(3,393,205)	(8,073,744)
Net Decrease from Share Transactions	(3,393,205)	(8,072,208)
Total Decrease in Net Assets	(139,379)	(1,703,939)
Net Assets
Beginning of period	50,821,879	52,525,818
End of period	$50,682,500	$50,821,879
Undistributed net investment income at end of period	$895,797	$588,216
Changes in Shares
Class A:
Issued for distributions reinvested	—	134
Net Increase	—	134
Class B:
Subscriptions	112,523	76,808
Issued for distributions reinvested	—	56,105
Redemptions	(377,522)	(846,931)
Net Decrease	(264,999)	(714,018)

See Accompanying Notes to Financial Statements.
13

Financial Highlights

Columbia S&P 500 Index Fund, Variable Series — Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended		Year Ended December 31,
	June 30,
	2007		2006 (a)	2005		2004	2003	2002
Net Asset Value, Beginning of Period	$12.34		$10.87	$10.43		$9.59	$7.57	$9.89
Income from Investment Operations:
Net investment income (b)	0.08		0.14	0.12		0.13 (c)	0.09	0.08
Net realized and unrealized gain (loss) on investments and futures contracts	0.73		1.48	0.32		0.84	2.01	(2.33)
Total from Investment Operations	0.81		1.62	0.44		0.97	2.10	(2.25)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.15)	—		(0.13)	(0.08)	(0.06)
Return of capital	—		—	—		—	—	(0.01)
Total Distributions Declared to Shareholders	—		(0.15)	—		(0.13)	(0.08)	(0.07)
Net Asset Value, End of Period	$13.15		$12.34	$10.87		$10.43	$9.59	$7.57
Total return (d)(e)(f)	6.56	%(g)	15.03%	4.22	%(h)	10.12%	27.68%	(22.75)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.73	%(j)	0.73%	0.69%		0.75%	0.75%	0.75%
Waiver/reimbursement	0.06	%(j)	0.06%	0.01%		0.14%	0.22%	0.14%
Net investment income (i)	1.21	%(j)	1.22%	1.19%		1.29%	1.05%	0.88%
Portfolio turnover rate	2	%(g)	5%	7%		6%	3%	17%
Net assets, end of period (000's)	$50,566		$50,712	$52,431		$54,646	$48,442	$28,762

(a)  On May 1, 2006, Liberty S&P 500 Index Fund, Variable Series was renamed as Columbia S&P 500 Index Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. The reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.
14

Notes to Financial Statements

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

Note 1. Organization

Columbia S&P 500 Index Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust on June 9, 1987.

Investment Goal—The Fund seeks capital appreciation by matching the performance of a benchmark index that measures the investment returns of stocks of large U.S. companies.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at "fair value" as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts—The Fund may invest in futures contracts to gain or reduce exposure to particular securities or segments of the bond markets. Futures contracts are financial instruments whose value depend on, or are derived from, the value of the underlying security, index, or currency. The Fund may use equity futures to gain exposure to groups of stocks or individual issuers. The Fund may use futures to invest cash pending direct investments in stocks and to enhance its return. A future is an agreement to buy or sell a specific amount of a financial instrument or commodity for an agreed upon price at a certain time in the future. The Fund may also use futures and options on futures to decrease equity exposure or to adjust the duration of its fixed-income security holdings. Investments in futures are relatively efficient since they typically cost less than direct investments in the underlying securities. However, the Fund may lose money if the advisor does not correctly anticipate the market movements of those underlying securities. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient

15

Notes to Financial Statements (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
Ordinary Income*	$640,009
Long-Term Capital Gains	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$18,777,174
Unrealized depreciation	(1,022,587)
Net unrealized appreciation	$17,754,587

The following capital loss carryforwards, determined as of December 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$19,479
2009	243,840
2010	1,209,651
2011	9,406
2012	61,449
2013	717,217
2014	523,352
$2,784,394

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any

16

Notes to Financial Statements (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee at the annual rate of 0.20% of the Fund's average daily net assets.

Columbia has voluntarily agreed to reduce the investment advisory fee by the annual rate of 0.064% of the Fund's average daily net assets. Columbia, at its discretion, may modify or terminate this arrangement any time.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amount paid and payable to affiliates by the Fund under these agreements were $7,555 and $1,856, respectively.

For the six months ended June 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.139% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction

17

Notes to Financial Statements (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $934,783 and $3,307,170, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under these arrangements.

Note 7. Securities Lending

The Fund commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 8. Disclosure of Significant Risks and Contingencies

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for

18

Notes to Financial Statements (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2007 (Unaudited)

certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 17, 2007, the District Court entered an amended preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

19

Important Information About This Report

A description of the policies and procedures that Columbia S&P 500 Index Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund. This material must be preceded or accompanied by a current prospectus.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Mid Cap Value Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class A

2007 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007

Columbia Mid Cap Value Fund, Variable Series seeks long-term growth.

Diane L. Sobin, David I. Hoffman, Lori J. Ensinger and Noah J. Petrucci are co-managers of the fund.

Summary

•  For the six-month period that ended June 30, 2007, Columbia Mid Cap Value Fund, Variable Series outperformed its benchmark, the Russell Midcap Value Index.1 Its return was higher than the average return for its peer group, the Morningstar Mid-Cap Value VIT Category.2 A combination of strong stock selection and favorable sector allocation accounted for the fund's strong performance during the period.

•  The fund's investments in the financial, industrials and consumer discretionary sectors aided performance relative to the benchmark. In financials, we stayed largely away from some of the names that were beaten up as a result of the subprime mortgage crisis and rising interest rates. In addition, we found value in insurance companies, where Loews and Axis Capital Holdings (1.1% and 1.2% of net assets, respectively) made a strong contribution to return. Loews' investments in property and casualty insurance, as well as its holdings in tobacco companies and oil and gas drilling rigs were rewarded and helped the stock gain ground during this reporting period. Axis Capital Holdings is a Bermuda-based insurer that was formed post-9/11 and, as such, has benefited from the burgeoning global risk insurance business. The company had solid results and benefited from mild weather. Within the industrials sector, the fund benefited from investments in McDermott International (1.2% of net assets), an engineering and construction company, and Barnes Group (1.2% of net assets), which enjoyed strong performance from its aerospace business. These results were amplified by an overweight in the sector relative to the index. An overweight in Dow Jones (no longer in the portfolio), which entertained a takeover bid during the period, aided returns in the consumer discretionary sector, as did our investment in Johnson Controls (0.9% of net assets), whose building controls unit helped offset some cyclical weakness in the company's auto parts business. Although the fund enjoyed some solid results from investments in the materials sector, it did not own one of the sector's strongest performers, which hampered its return relative to the benchmark.

•  We plan to continue to focus on bottom-up stock selection, seeking companies that demonstrate the ability to expand top-line growth and to leverage operations to expand their profit margins. As such, we have found attractive companies within health care, industrials and technology, where the fund had more exposure than the index at the end of the period. Conversely, we had less exposure than the index to companies within the consumer discretionary, financials and telecommunications sectors.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these options.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in mid-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of June 30, 2007, and are subject to change.

1  The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  ©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Performance Information

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed, at which time taxes will become due.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2007 (%)

	(cumulative) 6-month	1-year	5-year	Life
Class A (05/30/00)	13.05	24.80	13.81	12.09
Russell Midcap Value Index[1]	8.69	22.09	17.17	15.25

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/06	06/30/07
Class A	19.24	21.75

Annual operating expense ratio (%)*
Class A	1.04

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including or excluding fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Total return performance includes changes in share price and reinvestment of all distributions. The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

1  Index performance for the life of the fund is from May 30, 2000.

2

Understanding Your Expenses

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/07 – 06/30/07	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,130.52	1,019.74	5.39	5.11	1.02

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS—98.8%
Consumer Discretionary—7.8%
Auto Components—1.7%
BorgWarner, Inc.	4,000	$344,160
Johnson Controls, Inc.	3,600	416,772
		760,932
Automobiles—0.6%
Ford Motor Co.	28,600	269,412
Hotels, Restaurants & Leisure—0.7%
Starwood Hotels & Resorts Worldwide, Inc.	5,000	335,350
Household Durables—0.4%
Lennar Corp., Class A	5,100	186,456
Leisure Equipment & Products—1.3%
Brunswick Corp.	10,800	352,404
Hasbro, Inc.	7,000	219,870
		572,274
Media—0.6%
Regal Entertainment Group, Class A	11,600	254,388
Multiline Retail—1.9%
Macy's, Inc.	9,908	394,140
Saks, Inc. (a)	22,400	478,240
		872,380
Textiles, Apparel & Luxury Goods—0.6%
Polo Ralph Lauren Corp.	2,800	274,708
Consumer Staples—7.5%
Beverages—1.7%
Fomento Economico Mexicano SAB de CV, ADR	7,800	306,696
Pepsi Bottling Group, Inc.	13,700	461,416
		768,112
Food & Staples Retailing—1.0%
Kroger Co.	15,400	433,202
Food Products—2.2%
Dean Foods Co.	6,900	219,903
Hershey Co.	6,500	329,030
Smithfield Foods, Inc. (a)	6,600	203,214
Tyson Foods, Inc., Class A	10,700	246,528
		998,675
Household Products—1.1%
Clorox Co.	8,100	503,010
Personal Products—1.5%
Avon Products, Inc.	9,000	330,750
Estee Lauder Companies, Inc., Class A	7,200	327,672
		658,422

	Shares	Value
Energy—6.4%
Energy Equipment & Services—2.6%
National-Oilwell Varco, Inc. (a)	3,275	$341,386
Rowan Companies, Inc.	6,200	254,076
Technip SA, ADR	3,800	313,842
Tidewater, Inc.	3,600	255,168
		1,164,472
Oil, Gas & Consumable Fuels—3.8%
Hess Corp.	9,900	583,704
Newfield Exploration Co. (a)	5,300	241,415
Peabody Energy Corp.	5,700	275,766
Tesoro Corp.	4,400	251,460
Williams Companies, Inc.	11,700	369,954
		1,722,299
Financials—26.8%
Commercial Banks—10.0%
Bank of Hawaii Corp.	11,000	568,040
City National Corp.	7,300	555,457
Comerica, Inc.	10,800	642,276
Cullen/Frost Bankers, Inc.	8,300	443,801
KeyCorp	13,600	466,888
Marshall & Ilsley Corp.	9,500	452,485
SVB Financial Group (a)	6,700	355,837
TCF Financial Corp.	16,900	469,820
Zions Bancorporation	7,100	546,061
		4,500,665
Diversified Financial Services—1.4%
CIT Group, Inc.	11,300	619,579
Insurance—7.2%
ACE Ltd.	4,000	250,080
Ambac Financial Group, Inc.	6,750	588,532
Assurant, Inc.	2,952	173,932
Axis Capital Holdings Ltd.	12,827	521,418
Genworth Financial, Inc., Class A	12,400	426,560
Loews Corp.	9,600	489,408
Old Republic International Corp.	16,000	340,160
Platinum Underwriters Holdings Ltd.	13,700	476,075
		3,266,165
Real Estate Investment Trusts (REITs)—7.4%
Alexandria Real Estate Equities, Inc.	2,200	213,004
Boston Properties, Inc.	2,600	265,538
Equity Residential Property Trust	6,700	305,721
General Growth Properties, Inc.	10,400	550,680
iStar Financial, Inc.	8,719	386,513
Plum Creek Timber Co., Inc.	17,600	733,216
ProLogis	6,700	381,230
Rayonier, Inc.	10,800	487,512
		3,323,414
Thrifts & Mortgage Finance—0.8%
PMI Group, Inc.	8,000	357,360

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Health Care—6.4%
Health Care Equipment & Supplies—2.0%
Beckman Coulter, Inc.	7,300	$472,164
Hospira, Inc. (a)	10,900	425,536
		897,700
Health Care Providers & Services—2.3%
CIGNA Corp.	9,300	485,646
Community Health Systems, Inc. (a)	8,200	331,690
Universal Health Services, Inc., Class B	3,400	209,100
		1,026,436
Life Sciences Tools & Services—1.5%
Millipore Corp. (a)	3,500	262,815
Varian, Inc. (a)	7,675	420,820
		683,635
Pharmaceuticals—0.6%
Mylan Laboratories, Inc.	15,005	272,941
Industrials—12.7%
Aerospace & Defense—1.9%
L-3 Communications Holdings, Inc.	6,300	613,557
Spirit Aerosystems Holdings, Inc., Class A (a)	7,096	255,811
		869,368
Commercial Services & Supplies—0.8%
Equifax, Inc.	8,200	364,244
Construction & Engineering—0.8%
Jacobs Engineering Group, Inc. (a)	6,450	370,940
Electrical Equipment—0.9%
Cooper Industries Ltd., Class A	7,200	411,048
Industrial Conglomerates—2.3%
McDermott International, Inc. (a)	6,450	536,124
Textron, Inc.	4,500	495,495
		1,031,619
Machinery—4.2%
Barnes Group, Inc.	16,518	523,290
Harsco Corp.	5,100	265,200
Kennametal, Inc.	7,100	582,413
Parker Hannifin Corp.	5,300	518,923
		1,889,826
Marine—0.9%
Alexander & Baldwin, Inc.	7,100	377,081
Road & Rai—0.9%
Canadian Pacific Railway Ltd.	5,600	385,392
Information Technology—9.6%
Computers & Peripherals—0.8%
Diebold, Inc.	4,500	234,900
NCR Corp. (a)	2,500	131,350
		366,250

	Shares	Value
Electronic Equipment & Instruments—3.1%
Agilent Technologies, Inc. (a)	9,600	$369,024
Arrow Electronics, Inc. (a)	12,300	472,689
Mettler-Toledo International, Inc. (a)	3,300	315,183
Tektronix, Inc.	7,420	250,351
		1,407,247
IT Services—0.4%
SAIC, Inc. (a)	9,576	173,038
Semiconductors & Semiconductor Equipment—3.1%
Fairchild Semiconductor International, Inc. (a)	12,800	247,296
Intersil Corp., Class A	8,100	254,826
KLA-Tencor Corp.	4,800	263,760
NVIDIA Corp. (a)	7,400	305,694
Spansion, Inc., Class A (a)	14,300	158,730
Verigy Ltd. (a)	5,763	164,880
		1,395,186
Software—2.2%
Activision, Inc. (a)	18,500	345,395
Cadence Design Systems, Inc. (a)	10,900	239,364
Electronic Arts, Inc. (a)	4,200	198,744
Synopsys, Inc. (a)	6,600	174,438
		957,941
Materials—6.4%
Chemicals—2.2%
Air Products & Chemicals, Inc.	8,900	715,293
PPG Industries, Inc.	3,800	289,218
		1,004,511
Construction Materials—1.4%
Martin Marietta Materials, Inc.	2,200	356,444
Vulcan Materials Co.	2,425	277,759
		634,203
Containers & Packaging—1.7%
Crown Holdings, Inc. (a)	11,900	297,143
Packaging Corp. of America	18,300	463,173
		760,316
Metals & Mining—0.4%
Allegheny Technologies, Inc.	1,600	167,808
Paper & Forest Products—0.7%
Weyerhaeuser Co.	4,000	315,720
Telecommunication Services—0.9%
Diversified Telecommunication Services—0.9%
Qwest Communications International, Inc. (a)	39,900	387,030
Utilities—14.3%
Electric Utilities—8.5%
American Electric Power Co., Inc.	15,900	716,136
Edison International	11,100	622,932
Entergy Corp.	7,400	794,390

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
FPL Group, Inc.	8,500	$482,290
PPL Corp.	15,000	701,850
Reliant Energy, Inc. (a)	18,600	501,270
		3,818,868
Gas Utilities—0.6%
AGL Resources, Inc.	7,100	287,408
Independent Power Producers & Energy Traders—0.7%
Mirant Corp. (a)	7,600	324,140
Multi-Utilities—4.5%
PG&E Corp.	15,500	702,150
Public Service Enterprise Group, Inc.	3,300	289,674
Sempra Energy	9,700	574,531
Wisconsin Energy Corp.	9,900	437,877
		2,004,232
Total Common Stocks (cost of $33,414,226)		44,425,403
	Par
CONVERTIBLE BONDS—0.3%
Consumer Discretionary—0.3%
Automobiles—0.3%
Ford Motor Co., 4.250% 12/15/36	$106,000	132,765
Total Convertible Bonds (cost of $111,580)		132,765
SHORT-TERM OBLIGATION—1.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due 07/02/07 at 4.160%, collateralized by a U.S. Government Obligation maturing 02/15/21, market value of $539,700 (repurchase proceeds $528,183)	528,000	528,000
Total Short-Term Obligation (cost of $528,000)		528,000
Total Investments—100.3% (cost of $34,053,806)(b)		45,086,168
Other Assets & Liabilities, Net—(0.3)%		(118,735)
Net Assets—100.0%		$44,967,433

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $34,053,806.

For the period ended June 30, 2007, transactions in written option contracts were as follows:

	Number of Contracts	Premium Received
Options outstanding at December 31, 2006	—	$—
Options written	23	2,567
Options expired	(23)	(2,567)
Options outstanding at June 30, 2007	—	—

At June 30, 2007, the Fund held investments in the following sectors:

% of Net Assets
Financials	26.8
Utilities	14.3
Industrials	12.7
Information Technology	9.6
Consumer Discretionary	8.1
Consumer Staples	7.5
Energy	6.4
Materials	6.4
Health Care	6.4
Telecommunication Services	0.9
99.1
Short-Term Obligation	1.2
Other Assets & Liabilities, Net	(0.3)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
6

Statement of Assets and Liabilities

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

Assets
Investments, at cost	$34,053,806
Investments, at value	$45,086,168
Cash	388
Receivable for:
Investments sold	186,225
Interest	322
Dividends	48,973
Expense reimbursement due from Distributor	5,760
Deferred Trustees' compensation plan	10,395
Total Assets	45,338,231
Liabilities
Payable for:
Investments purchased	73,629
Fund shares repurchased	209,960
Investment advisory fee	25,885
Transfer agent fee	72
Pricing and bookkeeping fees	8,356
Trustees' fees	92
Audit fee	17,000
Custody fee	2,172
Reports to shareholders	9,147
Distribution fee—Class B	9,098
Chief compliance officer expenses	193
Deferred Trustees' compensation plan	10,395
Other liabilities	4,799
Total Liabilities	370,798
Net Assets	$44,967,433
Net Assets Consist of
Paid-in capital	$24,078,847
Undistributed net investment income	583,700
Accumulated net realized gain	9,272,518
Net unrealized appreciation on:
Investments	11,032,362
Foreign currency translations	6
Net Assets	$44,967,433
Class A:
Net assets	$2,374,793
Shares outstanding	109,164
Net asset value per share	$21.75
Class B:
Net assets	$42,592,640
Shares outstanding	1,963,960
Net asset value per share	$21.69

See Accompanying Notes to Financial Statements.
7

Statement of Operations

Columbia Mid Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income
Dividends	$540,273
Interest	13,676
Total Income (net of foreign taxes withheld of $2,490)	553,949
Expenses
Investment advisory fee	158,848
Distribution fee—Class B	53,805
Transfer agent fee	74
Pricing and bookkeeping fees	32,471
Trustees' fees	6,447
Custody fee	4,780
Chief compliance officer expenses	193
Other expenses	28,411
Total Expenses	285,029
Fees reimbursed by Distributor—Class B	(36,320)
Custody earnings credit	(43)
Net Expenses	248,666
Net Investment Income	305,283
Net Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency
Net realized gain on:
Investments	3,179,009
Foreign currency transactions	18
Written options	2,567
Net realized gain	3,181,594
Net change in unrealized appreciation on:
Investments	2,115,116
Foreign currency translations	10
Net change in unrealized appreciation (depreciation)	2,115,126
Net Gain	5,296,720
Net Increase Resulting from Operations	$5,602,003

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets

Columbia Mid Cap Value Fund, Variable Series

	(Unaudited) Six Months Ended June 30,	Year Ended December 31,
Increase (Decrease) in Net Assets	2007	2006
Operations
Net investment income	$305,283	$291,242
Net realized gain on investments, written options and foreign currency transactions	3,181,594	6,114,048
Net change in unrealized appreciation (depreciation)
on investments and foreign currency translations	2,115,126	441,183
Net Increase Resulting from Operations	5,602,003	6,846,473
Distributions Declared to Shareholders
From net investment income:
Class A	—	(13,428)
Class B	—	(209,497)
From net realized gains:
Class A	—	(338,872)
Class B	—	(6,715,656)
Total Distributions Declared to Shareholders	—	(7,277,453)
Share Transactions
Class A:
Subscriptions	137,273	227,673
Distributions reinvested	—	352,300
Redemptions	(282,881)	(239,029)
Net Increase (Decrease)	(145,608)	340,944
Class B:
Subscriptions	385,935	1,183,612
Distributions reinvested	—	6,925,153
Redemptions	(5,261,744)	(6,963,378)
Net Increase (Decrease)	(4,875,809)	1,145,387
Net Increase (Decrease) from Share Transactions	(5,021,417)	1,486,331
Total Increase in Net Assets	580,586	1,055,351
Net Assets
Beginning of period	44,386,847	43,331,496
End of period	$44,967,433	$44,386,847
Undistributed net investment income at end of period	$583,700	$278,417
Changes in Shares
Class A:
Subscriptions	6,799	11,217
Issued for distributions reinvested	—	19,972
Redemptions	(13,747)	(11,642)
Net Increase (Decrease)	(6,948)	19,547
Class B:
Subscriptions	18,799	57,668
Issued for distributions reinvested	—	393,698
Redemptions	(251,949)	(348,712)
Net Increase (Decrease)	(233,150)	102,654

See Accompanying Notes to Financial Statements.
9

Financial Highlights

Columbia Mid Cap Value Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2007		2006(a)	2005		2004	2003	2002
Net Asset Value, Beginning of Period	$19.24		$19.84	$17.66		$15.42	$12.12	$13.66
Income from Investment Operations:
Net investment income (b)	0.15	(c)	0.15	0.14		0.08	0.05	0.03
Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	2.36		2.88	2.04		2.32	3.30	(1.54)
Total from Investment Operations	2.51		3.03	2.18		2.40	3.35	(1.51)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.14)	—		(0.08)	(0.05)	(0.03)
From net realized gains	—		(3.49)	—		(0.08)	—	—
Total Distributions Declared to Shareholders	—		(3.63)	—		(0.16)	(0.05)	(0.03)
Net Asset Value, End of Period	$21.75		$19.24	$19.84		$17.66	$15.42	$12.12
Total return (d)(e)	13.05	%(f)	16.91%	12.34	%(g)	15.59%	27.61%	(11.07)%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	1.02	%(i)	1.04%	0.94%		0.86%	0.95%	0.93%
Waiver/reimbursement	—		—	—	%(j)	—	—	—
Net investment income (h)	1.43	%(i)	0.73%	0.70%		0.47%	0.35%	0.26%
Portfolio turnover rate	21	%(f)	61%	64%		17%	12%	21%
Net assets, end of period (000's)	$2,375		$2,234	$1,915		$1,612	$1,418	$632

(a)  On May 1, 2006 , Liberty Select Value Fund, Variable Series was renamed Columbia Mid Cap Value Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounts to $0.08 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
10

Notes to Financial Statements

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

Note 1. Organization

Columbia Mid Cap Value Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust on June 9, 1987.

Investment Goal—The Fund seeks long-term growth.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at "fair value" as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Options—The Fund may write call and put options on a security it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying security may be

11

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
Ordinary Income*	$1,238,921
Long-Term Capital Gains	6,038,532

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$11,294,525
Unrealized depreciation	(262,163)
Net unrealized appreciation	$11,032,362

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.70%
$500 million to $1 billion	0.65%
Over $1 billion	0.60%

12

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.70% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amount paid and payable to affiliates by the Fund under these agreements were $7,555 and $1,856, respectively.

For the six months ended June 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.143% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—The Distributor has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed the annual rate of 1.10% of the Fund's average daily net assets. For Class B shares, the Distributor will first reimburse the Class B distribution fee up to 0.25% annually of the Class B shares' average daily net assets to reach the 1.10% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may modify or terminate this arrangement at any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the

13

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $9,472,752 and $13,919,491, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under these arrangements.

Note 7. Disclosure of Significant Risks and Contingencies

Foreign Securities—There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Sector Focus—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

14

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 17, 2007, the District Court entered an amended preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

15

Important Information About This Report

A description of the policies and procedures that Columbia Mid Cap Value Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund. This material must be preceded or accompanied by a current prospectus.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Mid Cap Value Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class B

2007 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007

Columbia Mid Cap Value Fund, Variable Series seeks long-term growth.

Diane L. Sobin, David I. Hoffman, Lori J. Ensinger and Noah J. Petrucci are co-managers of the fund.

Summary

•  For the six-month period that ended June 30, 2007, Columbia Mid Cap Value Fund, Variable Series outperformed its benchmark, the Russell Midcap Value Index.1 Its return was higher than the average return for its peer group, the Morningstar Mid-Cap Value VIT Category.2 A combination of strong stock selection and favorable sector allocation accounted for the fund's strong performance during the period.

•  The fund's investments in the financial, industrials and consumer discretionary sectors aided performance relative to the benchmark. In financials, we stayed largely away from some of the names that were beaten up as a result of the subprime mortgage crisis and rising interest rates. In addition, we found value in insurance companies, where Loews and Axis Capital Holdings (1.1% and 1.2% of net assets, respectively) made a strong contribution to return. Loews' investments in property and casualty insurance, as well as its holdings in tobacco companies and oil and gas drilling rigs were rewarded and helped the stock gain ground during this reporting period. Axis Capital Holdings is a Bermuda-based insurer that was formed post-9/11 and, as such, has benefited from the burgeoning global risk insurance business. The company had solid results and benefited from mild weather. Within the industrials sector, the fund benefited from investments in McDermott International (1.2% of net assets), an engineering and construction company, and Barnes Group (1.2% of net assets), which enjoyed strong performance from its aerospace business. These results were amplified by an overweight in the sector relative to the index. An overweight in Dow Jones (no longer in the portfolio), which entertained a takeover bid during the period, aided returns in the consumer discretionary sector, as did our investment in Johnson Controls (0.9% of net assets), whose building controls unit helped offset some cyclical weakness in the company's auto parts business. Although the fund enjoyed some solid results from investments in the materials sector, it did not own one of the sector's strongest performers, which hampered its return relative to the benchmark.

•  We plan to continue to focus on bottom-up stock selection, seeking companies that demonstrate the ability to expand top-line growth and to leverage operations to expand their profit margins. As such, we have found attractive companies within health care, industrials and technology, where the fund had more exposure than the index at the end of the period. Conversely, we had less exposure than the index to companies within the consumer discretionary, financials and telecommunications sectors.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these options.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in mid-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of June 30, 2007, and are subject to change.

1  The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  ©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Performance Information

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed, at which time taxes will become due.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2007 (%)

	(cumulative) 6-month	1-year	5-year	Life
Class B (05/30/00)	13.03	24.76	13.66	11.96
Russell Midcap Value Index[1]	8.69	22.09	17.17	15.25

Net asset value per share ($)	12/31/06	06/30/07
Class B	19.19	21.69

Inception date of share class is in parentheses.

Annual operating expense ratio (%)*
Class B	1.29

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including or excluding fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Total return performance includes changes in share price and reinvestment of all distributions. The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

1  Index performance for the life of the fund is from May 30, 2000.

2

Understanding Your Expenses

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/07 – 06/30/07	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	1,130.32	1,019.34	5.81	5.51	1.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS—98.8%
Consumer Discretionary—7.8%
Auto Components—1.7%
BorgWarner, Inc.	4,000	$344,160
Johnson Controls, Inc.	3,600	416,772
		760,932
Automobiles—0.6%
Ford Motor Co.	28,600	269,412
Hotels, Restaurants & Leisure—0.7%
Starwood Hotels & Resorts Worldwide, Inc.	5,000	335,350
Household Durables—0.4%
Lennar Corp., Class A	5,100	186,456
Leisure Equipment & Products—1.3%
Brunswick Corp.	10,800	352,404
Hasbro, Inc.	7,000	219,870
		572,274
Media—0.6%
Regal Entertainment Group, Class A	11,600	254,388
Multiline Retail—1.9%
Macy's, Inc.	9,908	394,140
Saks, Inc. (a)	22,400	478,240
		872,380
Textiles, Apparel & Luxury Goods—0.6%
Polo Ralph Lauren Corp.	2,800	274,708
Consumer Staples—7.5%
Beverages—1.7%
Fomento Economico Mexicano SAB de CV, ADR	7,800	306,696
Pepsi Bottling Group, Inc.	13,700	461,416
		768,112
Food & Staples Retailing—1.0%
Kroger Co.	15,400	433,202
Food Products—2.2%
Dean Foods Co.	6,900	219,903
Hershey Co.	6,500	329,030
Smithfield Foods, Inc. (a)	6,600	203,214
Tyson Foods, Inc., Class A	10,700	246,528
		998,675
Household Products—1.1%
Clorox Co.	8,100	503,010
Personal Products—1.5%
Avon Products, Inc.	9,000	330,750
Estee Lauder Companies, Inc., Class A	7,200	327,672
		658,422

	Shares	Value
Energy—6.4%
Energy Equipment & Services—2.6%
National-Oilwell Varco, Inc. (a)	3,275	$341,386
Rowan Companies, Inc.	6,200	254,076
Technip SA, ADR	3,800	313,842
Tidewater, Inc.	3,600	255,168
		1,164,472
Oil, Gas & Consumable Fuels—3.8%
Hess Corp.	9,900	583,704
Newfield Exploration Co. (a)	5,300	241,415
Peabody Energy Corp.	5,700	275,766
Tesoro Corp.	4,400	251,460
Williams Companies, Inc.	11,700	369,954
		1,722,299
Financials—26.8%
Commercial Banks—10.0%
Bank of Hawaii Corp.	11,000	568,040
City National Corp.	7,300	555,457
Comerica, Inc.	10,800	642,276
Cullen/Frost Bankers, Inc.	8,300	443,801
KeyCorp	13,600	466,888
Marshall & Ilsley Corp.	9,500	452,485
SVB Financial Group (a)	6,700	355,837
TCF Financial Corp.	16,900	469,820
Zions Bancorporation	7,100	546,061
		4,500,665
Diversified Financial Services—1.4%
CIT Group, Inc.	11,300	619,579
Insurance—7.2%
ACE Ltd.	4,000	250,080
Ambac Financial Group, Inc.	6,750	588,532
Assurant, Inc.	2,952	173,932
Axis Capital Holdings Ltd.	12,827	521,418
Genworth Financial, Inc., Class A	12,400	426,560
Loews Corp.	9,600	489,408
Old Republic International Corp.	16,000	340,160
Platinum Underwriters Holdings Ltd.	13,700	476,075
		3,266,165
Real Estate Investment Trusts (REITs)—7.4%
Alexandria Real Estate Equities, Inc.	2,200	213,004
Boston Properties, Inc.	2,600	265,538
Equity Residential Property Trust	6,700	305,721
General Growth Properties, Inc.	10,400	550,680
iStar Financial, Inc.	8,719	386,513
Plum Creek Timber Co., Inc.	17,600	733,216
ProLogis	6,700	381,230
Rayonier, Inc.	10,800	487,512
		3,323,414
Thrifts & Mortgage Finance—0.8%
PMI Group, Inc.	8,000	357,360

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Health Care—6.4%
Health Care Equipment & Supplies—2.0%
Beckman Coulter, Inc.	7,300	$472,164
Hospira, Inc. (a)	10,900	425,536
		897,700
Health Care Providers & Services—2.3%
CIGNA Corp.	9,300	485,646
Community Health Systems, Inc. (a)	8,200	331,690
Universal Health Services, Inc., Class B	3,400	209,100
		1,026,436
Life Sciences Tools & Services—1.5%
Millipore Corp. (a)	3,500	262,815
Varian, Inc. (a)	7,675	420,820
		683,635
Pharmaceuticals—0.6%
Mylan Laboratories, Inc.	15,005	272,941
Industrials—12.7%
Aerospace & Defense—1.9%
L-3 Communications Holdings, Inc.	6,300	613,557
Spirit Aerosystems Holdings, Inc., Class A (a)	7,096	255,811
		869,368
Commercial Services & Supplies—0.8%
Equifax, Inc.	8,200	364,244
Construction & Engineering—0.8%
Jacobs Engineering Group, Inc. (a)	6,450	370,940
Electrical Equipment—0.9%
Cooper Industries Ltd., Class A	7,200	411,048
Industrial Conglomerates—2.3%
McDermott International, Inc. (a)	6,450	536,124
Textron, Inc.	4,500	495,495
		1,031,619
Machinery—4.2%
Barnes Group, Inc.	16,518	523,290
Harsco Corp.	5,100	265,200
Kennametal, Inc.	7,100	582,413
Parker Hannifin Corp.	5,300	518,923
		1,889,826
Marine—0.9%
Alexander & Baldwin, Inc.	7,100	377,081
Road & Rai—0.9%
Canadian Pacific Railway Ltd.	5,600	385,392
Information Technology—9.6%
Computers & Peripherals—0.8%
Diebold, Inc.	4,500	234,900
NCR Corp. (a)	2,500	131,350
		366,250

	Shares	Value
Electronic Equipment & Instruments—3.1%
Agilent Technologies, Inc. (a)	9,600	$369,024
Arrow Electronics, Inc. (a)	12,300	472,689
Mettler-Toledo International, Inc. (a)	3,300	315,183
Tektronix, Inc.	7,420	250,351
		1,407,247
IT Services—0.4%
SAIC, Inc. (a)	9,576	173,038
Semiconductors & Semiconductor Equipment—3.1%
Fairchild Semiconductor International, Inc. (a)	12,800	247,296
Intersil Corp., Class A	8,100	254,826
KLA-Tencor Corp.	4,800	263,760
NVIDIA Corp. (a)	7,400	305,694
Spansion, Inc., Class A (a)	14,300	158,730
Verigy Ltd. (a)	5,763	164,880
		1,395,186
Software—2.2%
Activision, Inc. (a)	18,500	345,395
Cadence Design Systems, Inc. (a)	10,900	239,364
Electronic Arts, Inc. (a)	4,200	198,744
Synopsys, Inc. (a)	6,600	174,438
		957,941
Materials—6.4%
Chemicals—2.2%
Air Products & Chemicals, Inc.	8,900	715,293
PPG Industries, Inc.	3,800	289,218
		1,004,511
Construction Materials—1.4%
Martin Marietta Materials, Inc.	2,200	356,444
Vulcan Materials Co.	2,425	277,759
		634,203
Containers & Packaging—1.7%
Crown Holdings, Inc. (a)	11,900	297,143
Packaging Corp. of America	18,300	463,173
		760,316
Metals & Mining—0.4%
Allegheny Technologies, Inc.	1,600	167,808
Paper & Forest Products—0.7%
Weyerhaeuser Co.	4,000	315,720
Telecommunication Services—0.9%
Diversified Telecommunication Services—0.9%
Qwest Communications International, Inc. (a)	39,900	387,030
Utilities—14.3%
Electric Utilities—8.5%
American Electric Power Co., Inc.	15,900	716,136
Edison International	11,100	622,932
Entergy Corp.	7,400	794,390

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
FPL Group, Inc.	8,500	$482,290
PPL Corp.	15,000	701,850
Reliant Energy, Inc. (a)	18,600	501,270
		3,818,868
Gas Utilities—0.6%
AGL Resources, Inc.	7,100	287,408
Independent Power Producers & Energy Traders—0.7%
Mirant Corp. (a)	7,600	324,140
Multi-Utilities—4.5%
PG&E Corp.	15,500	702,150
Public Service Enterprise Group, Inc.	3,300	289,674
Sempra Energy	9,700	574,531
Wisconsin Energy Corp.	9,900	437,877
		2,004,232
Total Common Stocks (cost of $33,414,226)		44,425,403
	Par
CONVERTIBLE BONDS—0.3%
Consumer Discretionary—0.3%
Automobiles—0.3%
Ford Motor Co., 4.250% 12/15/36	$106,000	132,765
Total Convertible Bonds (cost of $111,580)		132,765
SHORT-TERM OBLIGATION—1.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due 07/02/07 at 4.160%, collateralized by a U.S. Government Obligation maturing 02/15/21, market value of $539,700 (repurchase proceeds $528,183)	528,000	528,000
Total Short-Term Obligation (cost of $528,000)		528,000
Total Investments—100.3% (cost of $34,053,806)(b)		45,086,168
Other Assets & Liabilities, Net—(0.3)%		(118,735)
Net Assets—100.0%		$44,967,433

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $34,053,806.

For the period ended June 30, 2007, transactions in written option contracts were as follows:

	Number of Contracts	Premium Received
Options outstanding at December 31, 2006	—	$—
Options written	23	2,567
Options expired	(23)	(2,567)
Options outstanding at June 30, 2007	—	—

At June 30, 2007, the Fund held investments in the following sectors:

% of Net Assets
Financials	26.8
Utilities	14.3
Industrials	12.7
Information Technology	9.6
Consumer Discretionary	8.1
Consumer Staples	7.5
Energy	6.4
Materials	6.4
Health Care	6.4
Telecommunication Services	0.9
99.1
Short-Term Obligation	1.2
Other Assets & Liabilities, Net	(0.3)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
6

Statement of Assets and Liabilities

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

Assets
Investments, at cost	$34,053,806
Investments, at value	$45,086,168
Cash	388
Receivable for:
Investments sold	186,225
Interest	322
Dividends	48,973
Expense reimbursement due from Distributor	5,760
Deferred Trustees' compensation plan	10,395
Total Assets	45,338,231
Liabilities
Payable for:
Investments purchased	73,629
Fund shares repurchased	209,960
Investment advisory fee	25,885
Transfer agent fee	72
Pricing and bookkeeping fees	8,356
Trustees' fees	92
Audit fee	17,000
Custody fee	2,172
Reports to shareholders	9,147
Distribution fee—Class B	9,098
Chief compliance officer expenses	193
Deferred Trustees' compensation plan	10,395
Other liabilities	4,799
Total Liabilities	370,798
Net Assets	$44,967,433
Net Assets Consist of
Paid-in capital	$24,078,847
Undistributed net investment income	583,700
Accumulated net realized gain	9,272,518
Net unrealized appreciation on:
Investments	11,032,362
Foreign currency translations	6
Net Assets	$44,967,433
Class A:
Net assets	$2,374,793
Shares outstanding	109,164
Net asset value per share	$21.75
Class B:
Net assets	$42,592,640
Shares outstanding	1,963,960
Net asset value per share	$21.69

See Accompanying Notes to Financial Statements.
7

Statement of Operations

Columbia Mid Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income
Dividends	$540,273
Interest	13,676
Total Income (net of foreign taxes withheld of $2,490)	553,949
Expenses
Investment advisory fee	158,848
Distribution fee—Class B	53,805
Transfer agent fee	74
Pricing and bookkeeping fees	32,471
Trustees' fees	6,447
Custody fee	4,780
Chief compliance officer expenses	193
Other expenses	28,411
Total Expenses	285,029
Fees reimbursed by Distributor—Class B	(36,320)
Custody earnings credit	(43)
Net Expenses	248,666
Net Investment Income	305,283
Net Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency
Net realized gain on:
Investments	3,179,009
Foreign currency transactions	18
Written options	2,567
Net realized gain	3,181,594
Net change in unrealized appreciation on:
Investments	2,115,116
Foreign currency translations	10
Net change in unrealized appreciation (depreciation)	2,115,126
Net Gain	5,296,720
Net Increase Resulting from Operations	$5,602,003

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets

Columbia Mid Cap Value Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2007	Year Ended December 31, 2006
Operations
Net investment income	$305,283	$291,242
Net realized gain on investments, written options and foreign currency transactions	3,181,594	6,114,048
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,115,126	441,183
Net Increase Resulting from Operations	5,602,003	6,846,473
Distributions Declared to Shareholders
From net investment income:
Class A	—	(13,428)
Class B	—	(209,497)
From net realized gains:
Class A	—	(338,872)
Class B	—	(6,715,656)
Total Distributions Declared to Shareholders	—	(7,277,453)
Share Transactions
Class A:
Subscriptions	137,273	227,673
Distributions reinvested	—	352,300
Redemptions	(282,881)	(239,029)
Net Increase (Decrease)	(145,608)	340,944
Class B:
Subscriptions	385,935	1,183,612
Distributions reinvested	—	6,925,153
Redemptions	(5,261,744)	(6,963,378)
Net Increase (Decrease)	(4,875,809)	1,145,387
Net Increase (Decrease) from Share Transactions	(5,021,417)	1,486,331
Total Increase in Net Assets	580,586	1,055,351
Net Assets
Beginning of period	44,386,847	43,331,496
End of period	$44,967,433	$44,386,847
Undistributed net investment income at end of period	$583,700	$278,417
Changes in Shares
Class A:
Subscriptions	6,799	11,217
Issued for distributions reinvested	—	19,972
Redemptions	(13,747)	(11,642)
Net Increase (Decrease)	(6,948)	19,547
Class B:
Subscriptions	18,799	57,668
Issued for distributions reinvested	—	393,698
Redemptions	(251,949)	(348,712)
Net Increase (Decrease)	(233,150)	102,654

See Accompanying Notes to Financial Statements.
9

Financial Highlights

Columbia Mid Cap Value Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2007		2006(a)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$19.19		$19.77	$17.64	$15.41	$12.11	$13.65
Income from Investment Operations:
Net investment income (b)	0.14	(c)	0.13	0.10	0.04	0.03	0.01
Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	2.36		2.89	2.03	2.32	3.29	(1.54)
Total from Investment Operations	2.50		3.02	2.13	2.36	3.32	(1.53)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.11)	—	(0.05)	(0.02)	(0.01)
From net realized gains	—		(3.49)	—	(0.08)	—	—
Total Distributions Declared to Shareholders	—		(3.60)	—	(0.13)	(0.02)	(0.01)
Net Asset Value, End of Period	$21.69		$19.19	$19.77	$17.64	$15.41	$12.11
Total return (d)(e)(f)	13.03	%(g)	16.91%	12.07%	15.32%	27.44%	(11.21)%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	1.10	%(i)	1.10%	1.10%	1.10%	1.10%	1.10%
Waiver/reimbursement	0.17	%(i)	0.19%	0.09%	0.01%	0.10%	0.08%
Net investment income (h)	1.34	%(i)	0.67%	0.55%	0.23%	0.20%	0.09%
Portfolio turnover rate	21	%(g)	61%	64%	17%	12%	21%
Net assets, end of period (000's)	$42,593		$42,153	$41,416	$41,125	$36,782	$24,615

(a)  On May 1, 2006 , Liberty Select Value Fund, Variable Series was renamed Columbia Mid Cap Value Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this special dividend amounts to $0.08 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.
10

Notes to Financial Statements

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

Note 1. Organization

Columbia Mid Cap Value Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust on June 9, 1987.

Investment Goal—The Fund seeks long-term growth.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at "fair value" as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Options—The Fund may write call and put options on a security it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying security may be

11

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
Ordinary Income*	$1,238,921
Long-Term Capital Gains	6,038,532

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$11,294,525
Unrealized depreciation	(262,163)
Net unrealized appreciation	$11,032,362

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.70%
$500 million to $1 billion	0.65%
Over $1 billion	0.60%

12

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.70% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amount paid and payable to affiliates by the Fund under these agreements were $7,555 and $1,856, respectively.

For the six months ended June 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.143% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—The Distributor has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed the annual rate of 1.10% of the Fund's average daily net assets. For Class B shares, the Distributor will first reimburse the Class B distribution fee up to 0.25% annually of the Class B shares' average daily net assets to reach the 1.10% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may modify or terminate this arrangement at any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the

13

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $9,472,752 and $13,919,491, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the Fund did not borrow under these arrangements.

Note 7. Disclosure of Significant Risks and Contingencies

Foreign Securities—There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Sector Focus—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

14

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2007 (Unaudited)

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 17, 2007, the District Court entered an amended preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

15

Important Information About This Report

A description of the policies and procedures that Columbia Mid Cap Value Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund. This material must be preceded or accompanied by a current prospectus.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Small Company Growth Fund, Variable Series

Columbia Funds Variable Insurance Trust

Class A

2007 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Small Company Growth Fund, Variable Series / June 30, 2007

Columbia Small Company Growth Fund, Variable Series seeks long-term growth.

Daniel H. Cole is the lead portfolio manager for the fund since June 2005. Paul J. Berlinguet, Daniele M. Donahoe, Jon Michael Morgan and Clifford D. Siverd are co-managers of the fund since December 2005. Christian Pineno is a co-manager for the fund since 1999.

Summary

•  For the six-month period that ended June 30, 2007, Columbia Small Company Growth Fund, Variable Series outperformed its benchmark, the Russell 2000 Growth Index,1 and the average return of the fund's peer group, the Morningstar Small Growth VIT Category.2 The fund benefited from successful stock selection and was involved in several profitable buyout situations during the period.

•  Strong global GDP, steady interest rates, gradually rising energy prices and stable consumer spending provided solid support for the equity markets during the period. In this environment, merger and acquisition activity was high, and the fund benefited late in the period by the announcement that Ventana Medical Systems (2.0% of net assets) would be bought out by a major pharmaceutical company at a substantial premium over the company's current share price. Individual holdings boosted returns in other sectors. Among industrial companies, the fund enjoyed strong performance from South American airline company Copa Holdings (0.9% of net assets) as well as from Quanta Services, a large engineering and construction firm that was sold from the portfolio following a significant price advance. Within the consumer discretionary sector, we took profits from holdings in auctioneer Sotheby's, which benefited from growing global supply and demand in art and antiques.

•  By contrast, stock selection within the materials sector detracted from return as we found ourselves invested more heavily in steel when precious metals stocks advanced and more heavily invested in precious metals when steel stocks advanced. Elsewhere in the portfolio, cosmetics company Physicians Formula Holdings (0.6% of net assets) and soft-drink company Jones Soda produced disappointing operating results during the period, and the latter holding was eliminated during the period. We also sold steakhouse company Ruth's Chris on the heels of commodity cost increases, weaker same-store sales comparisons and lowered earnings guidance from company management.

•  We believe that stock selection continued to drive the portfolio's return. Yet, in some periods, certain themes emerge from our stock selection, such as the current positions within commercial aerospace and the electricity grid, as well as transportation and infrastructure. In addition, we pay careful attention to potential headwinds such as global inflation, credit concerns and a potential lessening of merger and acquisition activity. However, overall we believe that the current macroeconomic picture remains favorable to small-cap stocks.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Holdings are disclosed as of June 30, 2007, and are subject to change.

1  The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  ©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Performance Information

Columbia Small Company Growth Fund, Variable Series / June 30, 2007

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed, at which time taxes will become due.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2007 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (01/01/89)	12.28	15.08	12.28	5.16
Russell 2000 Growth Index	9.33	16.83	13.08	5.28

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/06	06/30/07
Class A	12.78	14.35

Annual operating expense ratio (%)*
Class A	0.87

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including or excluding fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Total return performance includes changes in share price and reinvestment of all distributions. The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Small Company Growth Fund, Variable Series / June 30, 2007

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/07 – 06/30/07	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,122.78	1,020.83	4.21	4.01	0.80

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Small Company Growth Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS—100.0%
Consumer Discretionary—17.5%
Diversified Consumer Services—2.6%
Capella Education Co. (a)	19,405	$893,212
DeVry, Inc.	21,610	735,173
Strayer Education, Inc.	6,041	795,660
		2,424,045
Hotels, Restaurants & Leisure—4.2%
Ambassadors Group, Inc.	15,470	549,649
California Pizza Kitchen, Inc. (a)	33,430	718,066
Chipotle Mexican Grill, Inc., Class A (a)	7,730	659,214
P.F. Chang's China Bistro, Inc. (a)	19,380	682,176
Vail Resorts, Inc. (a)	10,360	630,613
WMS Industries, Inc. (a)	23,115	667,099
		3,906,817
Household Durables—1.5%
Tempur-Pedic International, Inc.	52,914	1,370,473
Internet & Catalog Retail—0.8%
priceline.com, Inc. (a)	4,410	303,143
Shutterfly, Inc. (a)	18,940	408,157
		711,300
Leisure Equipment & Products—1.5%
Polaris Industries, Inc.	26,270	1,422,783
Media—1.2%
National CineMedia, Inc. (a)	39,470	1,105,555
Specialty Retail—4.7%
Aeropostale, Inc. (a)	8,950	373,036
Hibbett Sports, Inc. (a)	23,320	638,501
J Crew Group, Inc. (a)	14,670	793,500
Men's Wearhouse, Inc.	13,710	700,170
New York & Co., Inc. (a)	49,810	545,918
Pacific Sunwear of California, Inc. (a)	37,740	830,280
Zumiez, Inc. (a)	13,240	500,207
		4,381,612
Textiles, Apparel & Luxury Goods—1.0%
CROCS, Inc. (a)	10,290	442,779
Volcom, Inc. (a)	10,280	515,336
		958,115
Consumer Staples—2.3%
Beverages—0.2%
Boston Beer Co. Inc, Class A. (a)	5,880	231,378
Personal Products—2.1%
Chattem, Inc. (a)	22,770	1,443,163
Physicians Formula Holdings, Inc. (a)	32,690	514,050
		1,957,213
Energy—5.9%
Energy Equipment & Services—3.0%
Atwood Oceanics, Inc. (a)	10,590	726,686
Dril-Quip, Inc. (a)	10,510	472,424

	Shares	Value
Superior Energy Services, Inc. (a)	21,272	$849,178
W-H Energy Services, Inc. (a)	11,110	687,820
		2,736,108
Oil, Gas & Consumable Fuels—2.9%
Atlas America Inc	4,595	246,889
ATP Oil & Gas Corp. (a)	12,760	620,647
Berry Petroleum Co., Class A	15,030	566,330
Bill Barrett Corp. (a)	17,470	643,420
Foundation Coal Holdings, Inc.	15,740	639,674
		2,716,960
Financials—9.0%
Capital Markets—2.4%
Affiliated Managers Group, Inc. (a)	7,182	924,754
Calamos Asset Management, Inc., Class A	9,260	236,593
GFI Group, Inc. (a)	15,160	1,098,797
		2,260,144
Commercial Banks—0.4%
First Midwest Bancorp, Inc.	10,190	361,847
Consumer Finance—2.7%
Advanta Corp., Class B	43,635	1,358,794
First Cash Financial Services, Inc. (a)	50,270	1,178,329
		2,537,123
Insurance—2.0%
ProAssurance Corp. (a)	24,938	1,388,299
Security Capital Assurance Ltd.	13,720	423,536
		1,811,835
Real Estate Investment Trusts (REITs)—0.9%
Digital Realty Trust, Inc.	13,950	525,636
Nationwide Health Properties, Inc.	13,030	354,416
		880,052
Real Estate Management & Development—0.6%
Jones Lang LaSalle, Inc.	4,940	560,690
Health Care—19.7%
Biotechnology—5.3%
ArQule, Inc. (a)	31,050	218,903
Array Biopharma, Inc. (a)	65,392	763,125
BioMarin Pharmaceuticals, Inc. (a)	46,750	838,695
Cepheid, Inc. (a)	56,710	827,966
Myriad Genetics, Inc. (a) (b)	23,770	884,006
Omrix Biopharmaceuticals, Inc. (a)	13,340	419,676
OSI Pharmaceuticals, Inc. (a)	8,940	323,717
Seattle Genetics, Inc. (a)	61,720	605,473
		4,881,561
Health Care Equipment & Supplies—5.1%
DJO, Inc. (a)	20,870	861,305
Hologic, Inc. (a)	12,901	713,554
Immucor, Inc. (a)	10,010	279,980
Kyphon, Inc. (a)	6,270	301,901
Mentor Corp.	16,330	664,304

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Palomar Medical Technologies, Inc. (a)	20,850	$723,703
Wright Medical Group, Inc. (a)	48,230	1,163,308
		4,708,055
Health Care Providers & Services—2.4%
AMN Healthcare Services, Inc. (a)	12,844	282,568
Chemed Corp.	8,410	557,499
Healthways, Inc. (a)	14,520	687,813
Psychiatric Solutions, Inc. (a)	19,320	700,543
		2,228,423
Health Care Technology—0.7%
Allscripts Healthcare Solutions, Inc. (a)	27,180	692,546
Life Sciences Tools & Services—4.4%
Exelixis, Inc. (a)	64,120	775,852
Illumina, Inc. (a)	36,635	1,487,015
Ventana Medical Systems, Inc. (a)	23,530	1,818,163
		4,081,030
Pharmaceuticals—1.8%
Adams Respiratory Therapeutics, Inc. (a)	5,160	203,252
Hi-Tech Pharmacal Co., Inc. (a)	30,096	359,346
Medicis Pharmaceutical Corp., Class A	21,140	645,616
Pozen, Inc. (a)	6,172	111,528
Salix Pharmaceuticals Ltd. (a)	31,210	383,883
		1,703,625
Industrials—17.2%
Aerospace & Defense—1.7%
Ceradyne, Inc. (a)	10,830	800,987
Curtiss-Wright Corp.	16,970	790,971
		1,591,958
Airlines—1.6%
Allegiant Travel Co. (a)	20,433	628,110
Copa Holdings SA, Class A	12,712	854,755
		1,482,865
Commercial Services & Supplies—6.1%
FTI Consulting, Inc. (a)	16,460	625,974
Geo Group, Inc. (a)	19,850	577,635
Huron Consulting Group, Inc. (a)	4,720	344,607
IHS, Inc., Class A (a)	37,245	1,713,270
Pike Electric Corp. (a)	43,460	972,635
TeleTech Holdings, Inc. (a)	8,370	271,858
Tetra Tech, Inc. (a)	25,520	549,956
Waste Connections, Inc. (a)	21,280	643,507
		5,699,442
Electrical Equipment—1.3%
General Cable Corp. (a)	16,024	1,213,818
Machinery—4.1%
RBC Bearings, Inc. (a)	46,600	1,922,250
Valmont Industries, Inc.	12,550	913,138
Wabtec Corp.	27,079	989,196
		3,824,584

	Shares	Value
Marine—1.5%
Kirby Corp. (a)	36,130	$1,387,031
Road & Rail—0.9%
Celadon Group, Inc. (a)	51,520	819,168
Information Technology—23.5%
Communications Equipment—3.8%
Anaren, Inc. (a)	34,620	609,658
Foundry Networks, Inc. (a)	16,370	272,724
Polycom, Inc. (a)	50,440	1,694,784
Powerwave Technologies, Inc. (a)	72,540	486,018
Sonus Networks, Inc. (a)	53,940	459,569
		3,522,753
Electronic Equipment & Instruments—1.8%
Anixter International, Inc. (a)	4,620	347,470
Daktronics, Inc.	27,560	591,989
FLIR Systems, Inc. (a)	12,270	567,488
KEMET Corp. (a)	18,086	127,506
		1,634,453
Internet Software & Services—4.7%
CNET Networks, Inc. (a)	79,524	651,301
Digital River, Inc. (a)	5,350	242,087
Equinix, Inc. (a)	4,910	449,118
j2 Global Communications, Inc. (a)	7,280	254,072
RealNetworks, Inc. (a)	82,780	676,313
SAVVIS, Inc. (a)	15,370	760,969
SINA Corp. (a)	12,110	506,925
Sohu.com, Inc. (a)	14,070	450,099
ValueClick, Inc. (a)	13,280	391,229
		4,382,113
IT Services—0.9%
Gartner, Inc. (a)	16,050	394,669
SRA International, Inc., Class A (a)	17,960	453,670
		848,339
Semiconductors & Semiconductor Equipment—6.7%
Atheros Communications, Inc. (a)	49,629	1,530,558
FEI Co. (a)	14,366	466,320
Netlogic Microsystems, Inc. (a)	27,634	879,867
ON Semiconductor Corp. (a)	59,520	638,054
Power Integrations, Inc. (a)	26,460	693,252
Tessera Technologies, Inc. (a)	21,712	880,422
Verigy Ltd. (a)	39,861	1,140,423
		6,228,896
Software—5.6%
Advent Software, Inc. (a)	7,140	232,407
ANSYS, Inc. (a)	34,926	925,539
CDC Corp., Class A (a)	116,840	982,624
Macrovision Corp. (a)	29,178	877,091
Nuance Communications, Inc. (a)	35,050	586,387
Progress Software Corp. (a)	14,487	460,542
The9 Ltd., ADR (a)	19,000	878,940
THQ, Inc. (a)	8,310	253,621
		5,197,151

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Materials—3.2%
Containers & Packaging—1.5%
Greif, Inc., Class A	10,960	$653,325
Silgan Holdings, Inc.	13,400	740,752
		1,394,077
Metals & Mining—1.7%
AK Steel Holding Corp. (a)	5,040	188,345
Chaparral Steel Co.	7,710	554,117
Metal Management, Inc.	4,110	181,128
RTI International Metals, Inc. (a)	3,510	264,549
Stillwater Mining Co. (a)	35,100	386,451
		1,574,590
Telecommunication Services—1.4%
Diversified Telecommunication Services—1.4%
Cbeyond, Inc. (a)	32,850	1,265,054
Utilities—0.3%
Electric Utilities—0.3%
ITC Holdings Corp.	6,670	271,002
Total Common Stocks (cost of $88,757,921)		92,966,584
Total Investments—100.0% (cost of $$88,757,921) (c)		92,966,584
Other Assets & Liabilities, Net—0.0%		14,884
Net Assets—100.0%		$92,981,468

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  All or a portion of this security is pledged as collateral for written option contracts.

(c)  Cost for federal income tax purposes is $88,757,921.

For the six months ended June 30, 2007, transactions in written option contracts were as follows:

	Number of Contracts	Premium Received
Options outstanding at December 31, 2006	—	$—
Options written	106	7,444
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	—	—
Options outstanding at June 30, 2007	106	7,444

At June 30, 2007, the Fund held the following written call options:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Myriad Genetics, Inc.	$40.0	106	07/21/07	$7,444	$1,590
Total written call options (proceeds $7,444)

At June 30, 2007, the asset allocation of the investment portfolio is as follows:

	% of Net Assets
Information Technology	23.5
Health Care	19.7
Consumer Discretionary	17.5
Industrials	17.2
Financials	9.0
Energy	5.9
Materials	3.2
Consumer Staples	2.3
Telecommunication Services	1.4
Utilities	0.3
	100.0
Other Assets & Liabilities, Net	0.0	*
	100.0

*	Rounds to less than 0.01%

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
6

Statement of Assets and Liabilities

Columbia Small Company Growth Fund, Variable Series / June 30, 2007 (Unaudited)

Assets
Investments, at cost	$88,757,921
Investments, at value	$92,966,584
Receivable for:
Investments sold	4,294,450
Fund shares sold	4,385
Dividends	18,699
Expense reimbursement due from Investment Advisor	4,622
Deferred Trustees' compensation plan	12,489
Other assets	26
Total Assets	97,301,255
Liabilities
Payable to custodian bank	255,017
Written options at value (premium of $7,444)	1,590
Payable for:
Investments purchased	3,797,675
Fund shares repurchased	108,632
Investment advisory fee	38,794
Administration fee	11,389
Transfer agent fee	40
Pricing and bookkeeping fees	8,198
Trustees' fees	47,881
Audit fee	19,962
Custody fee	3,462
Chief compliance officer expenses	201
Deferred Trustees' compensation plan	12,489
Other liabilities	14,457
Total Liabilities	4,319,787
Net Assets	$92,981,468
Net Assets Consist of
Paid-in capital	$83,863,920
Accumulated net investment loss	(190,963)
Accumulated net realized gain	5,093,994
Net unrealized appreciation on:
Investments	4,208,663
Written options	5,854
Net Assets	$92,981,468
Class A:
Net assets	$92,980,074
Shares outstanding	6,479,096
Net asset value per share	$14.35
Class B:
Net assets	$1,394
Shares outstanding	98
Net asset value per share	$14.22

See Accompanying Notes to Financial Statements.
7

Statement of Operations

Columbia Small Company Growth Fund, Variable Series
For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income
Dividends	$139,881
Interest	48,486
Total Investment Income	188,367
Expenses
Investment advisory fee	230,239
Administration fee	69,072
Distribution fee—Class B	2
Transfer agent fee	147
Pricing and bookkeeping fees	35,997
Trustees' fees	8,422
Custody fee	14,576
Chief compliance officer expenses	201
Other expenses	35,161
Total Operating Expenses	393,817
Interest expense	161
Total Expenses	393,978
Fees and expenses waived or reimbursed by Investment Advisor	(24,526)
Custody earnings credit	(906)
Net Expenses	368,546
Net Investment Income	(180,179)
Net Realized and Unrealized Gain (Loss) on Investments and Written Options
Net realized gain on investments	11,853,024
Net change in unrealized appreciation (depreciation) on:
Investments	(918,810)
Written options	5,854
Net change in unrealized appreciation (depreciation)	(912,956)
Net Gain	10,940,068
Net Increase Resulting from Operations	$10,759,889

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets

Columbia Small Company Growth Fund, Variable Series

	(Unaudited) Six Month Ended June 30,	Year Ended December 31,
Increase (Decrease) in Net Assets	2007	2006
Operations
Net investment income	$(180,179)	$(341,616)
Net realized gain on investments	11,853,024	14,543,222
Net change in unrealized appreciation (depreciation) on investments and written options	(912,956)	(10,579,271)
Net Increase Resulting from Operations	10,759,889	3,622,335
Share Transactions
Class A:
Subscriptions	1,390,879	2,625,871
Proceeds received in connection with merger	—	49,662,800
Redemptions	(10,403,675)	(16,370,154)
Net Increase (Decrease) from Share Transcation	(9,012,796)	35,918,517
Total Increase in Net Assets	1,747,093	39,540,852
Net Assets
Beginning of period	91,234,375	51,693,523
End of period	$92,981,468	$91,234,375
Accumulated net investment loss at end of period	$(190,963)	$(10,784)
Changes in Shares
Class A:
Subscriptions	103,452	211,470
Issued in connection with merger	—	3,704,518
Redemptions	(762,918)	(1,322,324)
Net Increase (Decrease)	(659,466)	2,593,664

See Accompanying Notes to Financial Statements.
9

Financial Highlights

Columbia Small Company Growth Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended		Year Ended December 31,
	June 30,
	2007		2006 (a)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.78		$11.37	$11.07	$9.93	$6.88	$9.10
Income from Investment Operations:
Net investment loss (b)	(0.03)		(0.05)	(0.05)	(0.06)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments and written options	1.60		1.46	0.35	1.20	3.10	(2.18)
Total from Investment Operations	1.57		1.41	0.30	1.14	3.05	(2.22)
Net Asset Value, End of Period	$14.35		$12.78	$11.37	$11.07	$9.93	$6.88
Total return (c)(d)(e)	12.28	%(f)	12.40%	2.71%	11.48%	44.33%	(24.40)%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (g)	0.80	%(h)	0.80%	0.80%	0.80%	0.80%	0.80%
Interest expense	—	%(h)(i)	—	—	—	—	—
Net expenses (g)	0.80	%(h)	0.80%	0.80%	0.80%	0.80%	0.80%
Waiver/reimbursement	0.05	%(h)	0.07%	0.08%	0.02%	0.03%	0.02%
Net investment loss (g)	(0.39	)%(h)	(0.42)%	(0.44)%	(0.61)%	(0.62)%	(0.57)%
Portfolio turnover rate	132	%(f)	174%	138%	41%	117%	117%
Net assets, end of period (000's)	$92,980		$91,233	$51,692	$62,187	$64,157	$48,932

(a)  On May 1, 2006, Liberty Small Company Growth Fund, Variable Series was renamed Columbia Small Company Growth Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of its expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
10

Notes to Financial Statements

Columbia Small Company Growth Fund, Variable Series / June 30, 2007 (Unaudited)

Note 1. Organization

Columbia Small Company Growth Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust on June 9, 1987.

Investment Goal—The Fund seeks long-term growth.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at "fair value" as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Options—The Fund may write call and put options on a security it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount

11

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2007 (Unaudited)

of the written options contract commitment in a separate account.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$6,880,051
Unrealized depreciation	(2,671,388)
Net unrealized appreciation	$4,208,663

The following capital loss carryforwards, determined as of December 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2009	$332,196
2010	6,025,766
$6,357,962

Of the capital loss carryforwards attributable to the Fund, $442,928 ($332,196 expiring 12/31/09 and $110,732 expiring 12/31/10) remain from the Fund's merger with Galaxy VIP Small Company Growth Fund. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
$1 billion to $1.5 billion	0.45%
Over $1.5 billion	0.40%

12

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2007 (Unaudited)

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amounts paid and payable to affiliates by the Fund under these agreements were $7,555 and $1,856, respectively.

For the six months ended June 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.078% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.80% annually of the Fund's average daily net assets. Columbia, at its discretion, may modify or terminate this arrangement at any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance

13

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2007 (Unaudited)

Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $120,546,165 and $126,635,797 respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the average daily loan balance outstanding on days where borrowings existed was $1,000,000 at an annualized weighted average interest rate of 5.81%.

Note 7. Disclosure of Significant Risks and Contingencies

Sector Focus—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".
Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these

14

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2007 (Unaudited)

amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 17, 2007, the District Court entered an amended preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

Note 8. Business Combinations and Mergers

On May 1, 2006, Nations Small Company Portfolio, a series of Nations Separate Account Trust, merged into Liberty Small Company Growth Fund, Variable Series. Liberty Small Company Growth Fund, Variable Series was then renamed Columbia Small Company Growth Fund, Variable Series. Liberty Small Company Growth Fund, Variable Series received a tax-free transfer of assets from Nations Small Company Portfolio as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation[1]
3,704,518	$49,662,800	$10,847,777
Net Assets of Liberty Small Company Growth Fund, Variable Series Prior to Combination	Net Assets of Nations Small Company Portfolio Immediately Prior to Combination	Net Assets of Liberty Small Company Growth Fund, Variable Series Immediately After Combination
$57,437,741	$49,662,800	$107,100,541

1 Unrealized appreciation is included in the Net Assets Received.

15

Important Information About This Report

A description of the policies and procedures that Columbia Small Company Growth Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund. This material must be preceded or accompanied by a current prospectus.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Small Company Growth Fund, Variable Series

Columbia Funds Variable Insurance Trust

Class B

2007 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Small Company Growth Fund, Variable Series / June 30, 2007

Columbia Small Company Growth Fund, Variable Series seeks long-term growth.

Daniel H. Cole is the lead portfolio manager for the fund since June 2005. Paul J. Berlinguet, Daniele M. Donahoe, Jon Michael Morgan and Clifford D. Siverd are co-managers of the fund since December 2005. Christian Pineno is a co-manager for the fund since 1999.

Summary

•  For the six-month period that ended June 30, 2007, Columbia Small Company Growth Fund, Variable Series outperformed its benchmark, the Russell 2000 Growth Index,1 and the average return of the fund's peer group, the Morningstar Small Growth VIT Category.2 The fund benefited from successful stock selection and was involved in several profitable buyout situations during the period.

•  Strong global GDP, steady interest rates, gradually rising energy prices and stable consumer spending provided solid support for the equity markets during the period. In this environment, merger and acquisition activity was high, and the fund benefited late in the period by the announcement that Ventana Medical Systems (2.0% of net assets) would be bought out by a major pharmaceutical company at a substantial premium over the company's current share price. Individual holdings boosted returns in other sectors. Among industrial companies, the fund enjoyed strong performance from South American airline company Copa Holdings (0.9% of net assets) as well as from Quanta Services, a large engineering and construction firm that was sold from the portfolio following a significant price advance. Within the consumer discretionary sector, we took profits from holdings in auctioneer Sotheby's, which benefited from growing global supply and demand in art and antiques.

•  By contrast, stock selection within the materials sector detracted from return as we found ourselves invested more heavily in steel when precious metals stocks advanced and more heavily invested in precious metals when steel stocks advanced. Elsewhere in the portfolio, cosmetics company Physicians Formula Holdings (0.6% of net assets) and soft-drink company Jones Soda produced disappointing operating results during the period, and the latter holding was eliminated during the period. We also sold steakhouse company Ruth's Chris on the heels of commodity cost increases, weaker same-store sales comparisons and lowered earnings guidance from company management.

•  We believe that stock selection continued to drive the portfolio's return. Yet, in some periods, certain themes emerge from our stock selection, such as the current positions within commercial aerospace and the electricity grid, as well as transportation and infrastructure. In addition, we pay careful attention to potential headwinds such as global inflation, credit concerns and a potential lessening of merger and acquisition activity. However, overall we believe that the current macroeconomic picture remains favorable to small-cap stocks.

Past performance is no guarantee of future results.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Holdings are disclosed as of June 30, 2007, and are subject to change.

1  The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  ©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

1

Performance Information

Columbia Small Company Growth Fund, Variable Series / June 30, 2007

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed, at which time taxes will become due.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2007 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (06/01/00)	12.23	14.96	12.30	5.09
Russell 2000 Growth Index	9.33	16.83	13.08	5.28

Inception date of share class is in parentheses.

Annual operating expense ratio (%)*

Class B	1.12

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including or excluding fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share ($)	12/31/06	06/30/07
Class B	12.67	14.22

Total return performance includes changes in share price and reinvestment of all distributions. The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Class B shares (newer class shares) performance information includes returns of the fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the new class of shares would be lower.

Inception date of Class A shares (oldest existing share class) is January 1, 1989.

2

Understanding Your Expenses

Columbia Small Company Growth Fund, Variable Series / June 30, 2007

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/07 – 06/30/07	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	1,122.29	1,019.59	5.53	5.26	1.05

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Small Company Growth Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS—100.0%
Consumer Discretionary—17.5%
Diversified Consumer Services—2.6%
Capella Education Co. (a)	19,405	$893,212
DeVry, Inc.	21,610	735,173
Strayer Education, Inc.	6,041	795,660
		2,424,045
Hotels, Restaurants & Leisure—4.2%
Ambassadors Group, Inc.	15,470	549,649
California Pizza Kitchen, Inc. (a)	33,430	718,066
Chipotle Mexican Grill, Inc., Class A (a)	7,730	659,214
P.F. Chang's China Bistro, Inc. (a)	19,380	682,176
Vail Resorts, Inc. (a)	10,360	630,613
WMS Industries, Inc. (a)	23,115	667,099
		3,906,817
Household Durables—1.5%
Tempur-Pedic International, Inc.	52,914	1,370,473
Internet & Catalog Retail—0.8%
priceline.com, Inc. (a)	4,410	303,143
Shutterfly, Inc. (a)	18,940	408,157
		711,300
Leisure Equipment & Products—1.5%
Polaris Industries, Inc.	26,270	1,422,783
Media—1.2%
National CineMedia, Inc. (a)	39,470	1,105,555
Specialty Retail—4.7%
Aeropostale, Inc. (a)	8,950	373,036
Hibbett Sports, Inc. (a)	23,320	638,501
J Crew Group, Inc. (a)	14,670	793,500
Men's Wearhouse, Inc.	13,710	700,170
New York & Co., Inc. (a)	49,810	545,918
Pacific Sunwear of California, Inc. (a)	37,740	830,280
Zumiez, Inc. (a)	13,240	500,207
		4,381,612
Textiles, Apparel & Luxury Goods—1.0%
CROCS, Inc. (a)	10,290	442,779
Volcom, Inc. (a)	10,280	515,336
		958,115
Consumer Staples—2.3%
Beverages—0.2%
Boston Beer Co. Inc, Class A. (a)	5,880	231,378
Personal Products—2.1%
Chattem, Inc. (a)	22,770	1,443,163
Physicians Formula Holdings, Inc. (a)	32,690	514,050
		1,957,213
Energy—5.9%
Energy Equipment & Services—3.0%
Atwood Oceanics, Inc. (a)	10,590	726,686
Dril-Quip, Inc. (a)	10,510	472,424

	Shares	Value
Superior Energy Services, Inc. (a)	21,272	$849,178
W-H Energy Services, Inc. (a)	11,110	687,820
		2,736,108
Oil, Gas & Consumable Fuels—2.9%
Atlas America Inc	4,595	246,889
ATP Oil & Gas Corp. (a)	12,760	620,647
Berry Petroleum Co., Class A	15,030	566,330
Bill Barrett Corp. (a)	17,470	643,420
Foundation Coal Holdings, Inc.	15,740	639,674
		2,716,960
Financials—9.0%
Capital Markets—2.4%
Affiliated Managers Group, Inc. (a)	7,182	924,754
Calamos Asset Management, Inc., Class A	9,260	236,593
GFI Group, Inc. (a)	15,160	1,098,797
		2,260,144
Commercial Banks—0.4%
First Midwest Bancorp, Inc.	10,190	361,847
Consumer Finance—2.7%
Advanta Corp., Class B	43,635	1,358,794
First Cash Financial Services, Inc. (a)	50,270	1,178,329
		2,537,123
Insurance—2.0%
ProAssurance Corp. (a)	24,938	1,388,299
Security Capital Assurance Ltd.	13,720	423,536
		1,811,835
Real Estate Investment Trusts (REITs)—0.9%
Digital Realty Trust, Inc.	13,950	525,636
Nationwide Health Properties, Inc.	13,030	354,416
		880,052
Real Estate Management & Development—0.6%
Jones Lang LaSalle, Inc.	4,940	560,690
Health Care—19.7%
Biotechnology—5.3%
ArQule, Inc. (a)	31,050	218,903
Array Biopharma, Inc. (a)	65,392	763,125
BioMarin Pharmaceuticals, Inc. (a)	46,750	838,695
Cepheid, Inc. (a)	56,710	827,966
Myriad Genetics, Inc. (a) (b)	23,770	884,006
Omrix Biopharmaceuticals, Inc. (a)	13,340	419,676
OSI Pharmaceuticals, Inc. (a)	8,940	323,717
Seattle Genetics, Inc. (a)	61,720	605,473
		4,881,561
Health Care Equipment & Supplies—5.1%
DJO, Inc. (a)	20,870	861,305
Hologic, Inc. (a)	12,901	713,554
Immucor, Inc. (a)	10,010	279,980
Kyphon, Inc. (a)	6,270	301,901
Mentor Corp.	16,330	664,304

See Accompanying Notes to Financial Statements.
4

Investment Portfolio (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Palomar Medical Technologies, Inc. (a)	20,850	$723,703
Wright Medical Group, Inc. (a)	48,230	1,163,308
		4,708,055
Health Care Providers & Services—2.4%
AMN Healthcare Services, Inc. (a)	12,844	282,568
Chemed Corp.	8,410	557,499
Healthways, Inc. (a)	14,520	687,813
Psychiatric Solutions, Inc. (a)	19,320	700,543
		2,228,423
Health Care Technology—0.7%
Allscripts Healthcare Solutions, Inc. (a)	27,180	692,546
Life Sciences Tools & Services—4.4%
Exelixis, Inc. (a)	64,120	775,852
Illumina, Inc. (a)	36,635	1,487,015
Ventana Medical Systems, Inc. (a)	23,530	1,818,163
		4,081,030
Pharmaceuticals—1.8%
Adams Respiratory Therapeutics, Inc. (a)	5,160	203,252
Hi-Tech Pharmacal Co., Inc. (a)	30,096	359,346
Medicis Pharmaceutical Corp., Class A	21,140	645,616
Pozen, Inc. (a)	6,172	111,528
Salix Pharmaceuticals Ltd. (a)	31,210	383,883
		1,703,625
Industrials—17.2%
Aerospace & Defense—1.7%
Ceradyne, Inc. (a)	10,830	800,987
Curtiss-Wright Corp.	16,970	790,971
		1,591,958
Airlines—1.6%
Allegiant Travel Co. (a)	20,433	628,110
Copa Holdings SA, Class A	12,712	854,755
		1,482,865
Commercial Services & Supplies—6.1%
FTI Consulting, Inc. (a)	16,460	625,974
Geo Group, Inc. (a)	19,850	577,635
Huron Consulting Group, Inc. (a)	4,720	344,607
IHS, Inc., Class A (a)	37,245	1,713,270
Pike Electric Corp. (a)	43,460	972,635
TeleTech Holdings, Inc. (a)	8,370	271,858
Tetra Tech, Inc. (a)	25,520	549,956
Waste Connections, Inc. (a)	21,280	643,507
		5,699,442
Electrical Equipment—1.3%
General Cable Corp. (a)	16,024	1,213,818
Machinery—4.1%
RBC Bearings, Inc. (a)	46,600	1,922,250
Valmont Industries, Inc.	12,550	913,138
Wabtec Corp.	27,079	989,196
		3,824,584

	Shares	Value
Marine—1.5%
Kirby Corp. (a)	36,130	$1,387,031
Road & Rail—0.9%
Celadon Group, Inc. (a)	51,520	819,168
Information Technology—23.5%
Communications Equipment—3.8%
Anaren, Inc. (a)	34,620	609,658
Foundry Networks, Inc. (a)	16,370	272,724
Polycom, Inc. (a)	50,440	1,694,784
Powerwave Technologies, Inc. (a)	72,540	486,018
Sonus Networks, Inc. (a)	53,940	459,569
		3,522,753
Electronic Equipment & Instruments—1.8%
Anixter International, Inc. (a)	4,620	347,470
Daktronics, Inc.	27,560	591,989
FLIR Systems, Inc. (a)	12,270	567,488
KEMET Corp. (a)	18,086	127,506
		1,634,453
Internet Software & Services—4.7%
CNET Networks, Inc. (a)	79,524	651,301
Digital River, Inc. (a)	5,350	242,087
Equinix, Inc. (a)	4,910	449,118
j2 Global Communications, Inc. (a)	7,280	254,072
RealNetworks, Inc. (a)	82,780	676,313
SAVVIS, Inc. (a)	15,370	760,969
SINA Corp. (a)	12,110	506,925
Sohu.com, Inc. (a)	14,070	450,099
ValueClick, Inc. (a)	13,280	391,229
		4,382,113
IT Services—0.9%
Gartner, Inc. (a)	16,050	394,669
SRA International, Inc., Class A (a)	17,960	453,670
		848,339
Semiconductors & Semiconductor Equipment—6.7%
Atheros Communications, Inc. (a)	49,629	1,530,558
FEI Co. (a)	14,366	466,320
Netlogic Microsystems, Inc. (a)	27,634	879,867
ON Semiconductor Corp. (a)	59,520	638,054
Power Integrations, Inc. (a)	26,460	693,252
Tessera Technologies, Inc. (a)	21,712	880,422
Verigy Ltd. (a)	39,861	1,140,423
		6,228,896
Software—5.6%
Advent Software, Inc. (a)	7,140	232,407
ANSYS, Inc. (a)	34,926	925,539
CDC Corp., Class A (a)	116,840	982,624
Macrovision Corp. (a)	29,178	877,091
Nuance Communications, Inc. (a)	35,050	586,387
Progress Software Corp. (a)	14,487	460,542
The9 Ltd., ADR (a)	19,000	878,940
THQ, Inc. (a)	8,310	253,621
		5,197,151

See Accompanying Notes to Financial Statements.
5

Investment Portfolio (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2007 (Unaudited)

	Shares	Value
Materials—3.2%
Containers & Packaging—1.5%
Greif, Inc., Class A	10,960	$653,325
Silgan Holdings, Inc.	13,400	740,752
		1,394,077
Metals & Mining—1.7%
AK Steel Holding Corp. (a)	5,040	188,345
Chaparral Steel Co.	7,710	554,117
Metal Management, Inc.	4,110	181,128
RTI International Metals, Inc. (a)	3,510	264,549
Stillwater Mining Co. (a)	35,100	386,451
		1,574,590
Telecommunication Services—1.4%
Diversified Telecommunication Services—1.4%
Cbeyond, Inc. (a)	32,850	1,265,054
Utilities—0.3%
Electric Utilities—0.3%
ITC Holdings Corp.	6,670	271,002
Total Common Stocks (cost of $88,757,921)		92,966,584
Total Investments—100.0% (cost of $$88,757,921) (c)		92,966,584
Other Assets & Liabilities, Net—0.0%		14,884
Net Assets—100.0%		$92,981,468

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  All or a portion of this security is pledged as collateral for written option contracts.

(c)  Cost for federal income tax purposes is $88,757,921.

For the six months ended June 30, 2007, transactions in written option contracts were as follows:

	Number of Contracts	Premium Received
Options outstanding at December 31, 2006	—	$—
Options written	106	7,444
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	—	—
Options outstanding at June 30, 2007	106	7,444

At June 30, 2007, the Fund held the following written call options:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Myriad Genetics, Inc.	$40.0	106	07/21/07	$7,444	$1,590

Total written call options (proceeds $7,444)

At June 30, 2007, the asset allocation of the investment portfolio is as follows:

	% of Net Assets
Information Technology	23.5
Health Care	19.7
Consumer Discretionary	17.5
Industrials	17.2
Financials	9.0
Energy	5.9
Materials	3.2
Consumer Staples	2.3
Telecommunication Services	1.4
Utilities	0.3
	100.0
Other Assets & Liabilities, Net	0.0	*
	100.0

*  Rounds to less than 0.01%

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
6

Statement of Assets and Liabilities

Columbia Small Company Growth Fund, Variable Series / June 30, 2007 (Unaudited)

Assets
Investments, at cost	$88,757,921
Investments, at value	$92,966,584
Receivable for:
Investments sold	4,294,450
Fund shares sold	4,385
Dividends	18,699
Expense reimbursement due from Investment Advisor	4,622
Deferred Trustees' compensation plan	12,489
Other assets	26
Total Assets	97,301,255
Liabilities
Payable to custodian bank	255,017
Written options at value (premium of $7,444)	1,590
Payable for:
Investments purchased	3,797,675
Fund shares repurchased	108,632
Investment advisory fee	38,794
Administration fee	11,389
Transfer agent fee	40
Pricing and bookkeeping fees	8,198
Trustees' fees	47,881
Audit fee	19,962
Custody fee	3,462
Chief compliance officer expenses	201
Deferred Trustees' compensation plan	12,489
Other liabilities	14,457
Total Liabilities	4,319,787
Net Assets	$92,981,468
Net Assets Consist of
Paid-in capital	$83,863,920
Accumulated net investment loss	(190,963)
Accumulated net realized gain	5,093,994
Net unrealized appreciation on:
Investments	4,208,663
Written options	5,854
Net Assets	$92,981,468
Class A:
Net assets	$92,980,074
Shares outstanding	6,479,096
Net asset value per share	$14.35
Class B:
Net assets	$1,394
Shares outstanding	98
Net asset value per share	$14.22

See Accompanying Notes to Financial Statements.
7

Statement of Operations

Columbia Small Company Growth Fund, Variable Series
For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income
Dividends	$139,881
Interest	48,486
Total Investment Income	188,367
Expenses
Investment advisory fee	230,239
Administration fee	69,072
Distribution fee—Class B	2
Transfer agent fee	147
Pricing and bookkeeping fees	35,997
Trustees' fees	8,422
Custody fee	14,576
Chief compliance officer expenses	201
Other expenses	35,161
Total Operating Expenses	393,817
Interest expense	161
Total Expenses	393,978
Fees and expenses waived or reimbursed by Investment Advisor	(24,526)
Custody earnings credit	(906)
Net Expenses	368,546
Net Investment Income	(180,179)
Net Realized and Unrealized Gain (Loss) on Investments and Written Options
Net realized gain on investments	11,853,024
Net change in unrealized appreciation (depreciation) on:
Investments	(918,810)
Written options	5,854
Net change in unrealized appreciation (depreciation)	(912,956)
Net Gain	10,940,068
Net Increase Resulting from Operations	$10,759,889

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets

Columbia Small Company Growth Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Month Ended June 30, 2007	Year Ended December 31, 2006
Operations
Net investment income	$(180,179)	$(341,616)
Net realized gain on investments	11,853,024	14,543,222
Net change in unrealized appreciation (depreciation) on investments and written options	(912,956)	(10,579,271)
Net Increase Resulting from Operations	10,759,889	3,622,335
Share Transactions
Class A:
Subscriptions	1,390,879	2,625,871
Proceeds received in connection with merger	—	49,662,800
Redemptions	(10,403,675)	(16,370,154)
Net Increase (Decrease) from Share Transcation	(9,012,796)	35,918,517
Total Increase in Net Assets	1,747,093	39,540,852
Net Assets
Beginning of period	91,234,375	51,693,523
End of period	$92,981,468	$91,234,375
Accumulated net investment loss at end of period	$(190,963)	$(10,784)
Changes in Shares
Class A:
Subscriptions	103,452	211,470
Issued in connection with merger	—	3,704,518
Redemptions	(762,918)	(1,322,324)
Net Increase (Decrease)	(659,466)	2,593,664

See Accompanying Notes to Financial Statements.
9

Financial Highlights

Columbia Small Company Growth Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2007		2006 (a)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.67		$11.29	$10.98	$9.85	$6.82	$9.03
Income from Investment Operations:
Net investment loss (b)	(0.04)		(0.08)	(0.05)	(0.09)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments and written options	1.59		1.46	0.36	1.22	3.10	(2.14)
Total from Investment Operations	1.55		1.38	0.31	1.13	3.03	(2.21)
Net Asset Value, End of Period	$14.22		$12.67	$11.29	$10.98	$9.85	$6.82
Total return (c)(d)(e)	12.23	%(f)	12.22%	2.82%	11.47%	44.43%	(24.47)%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (g)	1.05	%(h)	1.05%	1.05%	1.05%	1.05%	1.05%
Interest expense	—	%(h)(i)	—	—	—	—	—
Net expenses (g)	1.05	%(h)	1.05%	1.05%	1.05%	1.05%	1.05%
Waiver/reimbursement	0.05	%(h)	0.07%	0.08%	0.02%	0.03%	0.02%
Net investment loss (g)	(0.61	)%(h)	(0.69)%	(0.48)%	(0.86)%	(0.88)%	(0.82)%
Portfolio turnover rate	132	%(f)	174%	138%	41%	117%	117%
Net assets, end of period (000's)	$1		$1	$1	$1	$1	$1

(a)  On May 1, 2006, Liberty Small Company Growth Fund, Variable Series was renamed Columbia Small Company Growth Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of its expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
10

Notes to Financial Statements

Columbia Small Company Growth Fund, Variable Series / June 30, 2007 (Unaudited)

Note 1. Organization

Columbia Small Company Growth Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust on June 9, 1987.

Investment Goal—The Fund seeks long-term growth.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at "fair value" as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Options—The Fund may write call and put options on a security it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount

11

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2007 (Unaudited)

of the written options contract commitment in a separate account.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gains as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes, was:

Unrealized appreciation	$6,880,051
Unrealized depreciation	(2,671,388)
Net unrealized appreciation	$4,208,663

The following capital loss carryforwards, determined as of December 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2009	$332,196
2010	6,025,766
$6,357,962

Of the capital loss carryforwards attributable to the Fund, $442,928 ($332,196 expiring 12/31/09 and $110,732 expiring 12/31/10) remain from the Fund's merger with Galaxy VIP Small Company Growth Fund. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48") effective June 29, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
$1 billion to $1.5 billion	0.45%
Over $1.5 billion	0.40%

12

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2007 (Unaudited)

For the six months ended June 30, 2007, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company ("State Street") and Columbia (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended June 30, 2007, the total amounts paid and payable to affiliates by the Fund under these agreements were $7,555 and $1,856, respectively.

For the six months ended June 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.078% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2007, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan for Class B shares which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.80% annually of the Fund's average daily net assets. Columbia, at its discretion, may modify or terminate this arrangement at any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance

13

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2007 (Unaudited)

Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $120,546,165 and $126,635,797 respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended June 30, 2007, the average daily loan balance outstanding on days where borrowings existed was $1,000,000 at an annualized weighted average interest rate of 5.81%.

Note 7. Disclosure of Significant Risks and Contingencies

Sector Focus—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these

14

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2007 (Unaudited)

amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 17, 2007, the District Court entered an amended preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

Note 8. Business Combinations and Mergers

On May 1, 2006, Nations Small Company Portfolio, a series of Nations Separate Account Trust, merged into Liberty Small Company Growth Fund, Variable Series. Liberty Small Company Growth Fund, Variable Series was then renamed Columbia Small Company Growth Fund, Variable Series. Liberty Small Company Growth Fund, Variable Series received a tax-free transfer of assets from Nations Small Company Portfolio as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation[1]
3,704,518	$49,662,800	$10,847,777
Net Assets of Liberty Small Company Growth Fund, Variable Series Prior to Combination	Net Assets of Nations Small Company Portfolio Immediately Prior to Combination	Net Assets of Liberty Small Company Growth Fund, Variable Series Immediately After Combination
$57,437,741	$49,662,800	$107,100,541

1 Unrealized appreciation is included in the Net Assets Received.

15

Important Information About This Report

A description of the policies and procedures that Columbia Small Company Growth Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of the fund. This material must be preceded or accompanied by a current prospectus.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds Variable Insurance Trust shares are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 24, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	August 24, 2007